STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.4%
Activision Blizzard, Inc. 12,056 963,877
Alphabet, Inc., Class A
(a)
92,410 10,749,131
Alphabet, Inc., Class C
(a)
85,419 9,963,272
AT&T, Inc. 109,897 2,063,866
Charter Communications, Inc., Class A
(a)
1,835 792,904
Comcast Corp., Class A 69,245 2,598,073
Meta Platforms, Inc., Class A
(a)
35,415 5,634,527
Netflix, Inc.
(a)
6,648 1,495,135
Snap, Inc., Class A
(a)
14,677 145,009
T-Mobile US, Inc.
(a)
9,104 1,302,418
Twitter, Inc.
(a)
11,761 489,375
Verizon Communications, Inc. 64,586 2,983,227
Walt Disney Co. (The)
(a)
28,364 3,009,420
Warner Bros Discovery, Inc.
(a)
35,265 528,975
42,719,209
Consumer Discretionary – 11.8%
Airbnb, Inc., Class A
(a)
5,992 664,992
Amazon.com, Inc.
(a)
135,149 18,238,358
Booking Holdings, Inc.
(a)
624 1,207,871
Chipotle Mexican Grill, Inc., Class A
(a)
441 689,821
Dollar General Corp. 3,542 879,939
Ford Motor Co. 59,092 868,062
General Motors Co.
(a)
21,738 788,220
Hilton Worldwide Holdings, Inc. 4,043 517,787
Home Depot, Inc. (The) 15,918 4,790,363
Lowe's Cos., Inc. 10,258 1,964,715
Lululemon Athletica , Inc.
(a)
1,781 553,018
Marriott International, Inc., Class A 4,270 678,161
McDonald's Corp. 11,455 3,016,903
MercadoLibre , Inc.
(a)
670 545,186
Nike, Inc., Class B 19,578 2,249,904
O'Reilly Automotive, Inc.
(a)
1,042 733,141
Starbucks Corp. 17,436 1,478,224
Target Corp. 7,098 1,159,671
Tesla, Inc.
(a)
12,965 11,557,649
TJX Cos., Inc. (The) 18,364 1,123,142
53,705,127
Consumer Staples – 6.8%
Altria Group, Inc. 28,342 1,243,080
Archer-Daniels-Midland Co. 8,549 707,601
Coca-Cola Co. (The) 59,630 3,826,457
Colgate-Palmolive Co. 12,638 995,116
Constellation Brands, Inc., Class A 2,595 639,174
Costco Wholesale Corp. 6,826 3,694,914
Estee Lauder Cos., Inc. (The), Class A 3,600 983,160
General Mills, Inc. 8,948 669,221
Keurig Dr Pepper, Inc. 11,509 445,859
Kimberly-Clark Corp. 5,150 678,719
Kraft Heinz Co. (The) 10,870 400,342
Mondelez International, Inc., Class A 21,261 1,361,554
Monster Beverage Corp.
(a)
5,945 592,241
PepsiCo, Inc. 21,107 3,692,881
Philip Morris International, Inc. 23,769 2,309,158
Procter & Gamble Co. (The) 36,895 5,125,084
SYSCO Corp. 7,769 659,588
Walmart, Inc. 21,652 2,859,147
30,883,296
Energy – 4.1%
Chevron Corp. 30,222 4,949,759
ConocoPhillips 19,882 1,937,103
EOG Resources, Inc. 9,040 1,005,429
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 4.1% (continued)
Exxon Mobil Corp. 65,028 6,303,164
Marathon Petroleum Corp. 9,026 827,323
Occidental Petroleum Corp. 13,716 901,827
Pioneer Natural Resources Co. 3,504 830,273
Schlumberger NV 21,476 795,257
Valero Energy Corp. 6,212 688,103
Williams Cos., Inc. (The) 17,555 598,450
18,836,688
Financials – 10.2%
American Express Co. 9,501 1,463,344
American International Group, Inc. 11,883 615,183
Aon PLC, Class A 3,372 981,387
Bank of America Corp. 109,388 3,698,408
Berkshire Hathaway, Inc., Class B
(a)
27,983 8,411,690
BlackRock, Inc., Class A 2,188 1,464,166
Blackstone, Inc., Class A 10,772 1,099,498
Capital One Financial Corp. 6,128 673,038
Charles Schwab Corp. (The) 23,279 1,607,415
Chubb Ltd. 6,532 1,232,196
Citigroup, Inc. 30,158 1,565,200
CME Group, Inc., Class A 5,532 1,103,523
Goldman Sachs Group, Inc. (The) 5,211 1,737,295
Intercontinental Exchange, Inc. 8,734 890,781
JPMorgan Chase & Co. 45,237 5,218,540
Marsh & McLennan Cos., Inc. 7,781 1,275,773
MetLife, Inc. 10,979 694,422
Moody's Corp. 2,470 766,318
Morgan Stanley 21,838 1,840,943
PNC Financial Services Group, Inc. (The) 6,540 1,085,248
Progressive Corp. (The) 8,914 1,025,645
Prudential Financial, Inc. 6,085 608,439
S&P Global, Inc. 5,343 2,013,937
Travelers Cos., Inc. (The) 3,741 593,697
Truist Financial Corp. 20,541 1,036,704
US Bancorp 20,154 951,269
Wells Fargo & Co. 58,315 2,558,279
46,212,338
Health Care – 14.8%
Abbott Laboratories 27,184 2,958,707
AbbVie, Inc. 27,224 3,906,916
Amgen, Inc. 8,471 2,096,318
Becton, Dickinson & Co. 4,378 1,069,589
Boston Scientific Corp.
(a)
21,767 893,535
Bristol-Myers Squibb Co. 32,806 2,420,427
Centene Corp.
(a)
8,458 786,340
Cigna Corp. 4,911 1,352,293
CVS Health Corp. 19,977 1,911,399
Danaher Corp. 9,921 2,891,674
DexCom , Inc.
(a)
6,193 508,322
Edwards Lifesciences Corp.
(a)
9,650 970,211
Elevance Health, Inc. 3,751 1,789,602
Eli Lilly & Co. 12,180 4,015,624
Gilead Sciences, Inc. 19,462 1,162,855
HCA Healthcare, Inc. 3,587 761,951
Humana, Inc. 2,001 964,482
Illumina, Inc.
(a)
2,304 499,231
Intuitive Surgical, Inc.
(a)
5,632 1,296,317
IQVIA Holdings, Inc.
(a)
2,900 696,783
Johnson & Johnson 40,261 7,026,350
McKesson Corp. 2,202 752,159
Medtronic PLC 20,701 1,915,257

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.8% (continued)
Merck & Co., Inc. 38,835 3,469,519
Moderna , Inc.
(a)
5,233 858,683
Pfizer, Inc. 86,342 4,361,134
Regeneron Pharmaceuticals, Inc.
(a)
1,652 960,952
Stryker Corp. 5,175 1,111,331
Thermo Fisher Scientific, Inc. 6,017 3,600,633
UnitedHealth Group, Inc. 14,402 7,810,781
Vertex Pharmaceuticals, Inc.
(a)
3,913 1,097,244
Zoetis, Inc., Class A 7,177 1,310,161
67,226,780
Industrials – 6.2%
3M Co. 8,594 1,231,005
Boeing Co. (The)
(a)
8,766 1,396,511
Caterpillar, Inc. 8,376 1,660,542
Cintas Corp. 1,362 579,517
CSX Corp. 33,645 1,087,743
Deere & Co. 4,286 1,470,870
Eaton Corp. PLC 5,961 884,553
Emerson Electric Co. 9,347 841,884
FedEx Corp. 3,740 871,757
General Dynamics Corp. 3,496 792,438
General Electric Co. 17,051 1,260,239
Honeywell International, Inc. 10,584 2,036,997
Illinois Tool Works, Inc. 4,340 901,678
Johnson Controls International PLC 10,586 570,691
L3Harris Technologies, Inc. 3,021 724,949
Lockheed Martin Corp. 3,671 1,519,097
Norfolk Southern Corp. 3,749 941,636
Northrop Grumman Corp. 2,231 1,068,426
Raytheon Technologies Corp. 22,788 2,124,069
Republic Services, Inc., Class A 2,768 383,811
Uber Technologies, Inc.
(a)
26,890 630,571
Union Pacific Corp. 9,830 2,234,359
United Parcel Service, Inc., Class B 11,166 2,176,142
Waste Management, Inc. 5,964 981,436
28,370,921
Information Technology – 31.3%
Accenture PLC, Class A 9,710 2,973,785
Adobe, Inc.
(a)
7,293 2,991,005
Advanced Micro Devices, Inc.
(a)
24,928 2,354,948
Amphenol Corp., Class A 9,578 738,751
Analog Devices, Inc. 8,223 1,414,027
Apple, Inc. 237,297 38,563,135
Applied Materials, Inc. 13,543 1,435,287
Autodesk, Inc.
(a)
3,304 714,721
Automatic Data Processing, Inc. 6,441 1,553,054
Block, Inc., Class A
(a)
6,834 519,794
Broadcom, Inc. 6,324 3,386,375
Cadence Design Systems, Inc.
(a)
4,216 784,513
Cisco Systems, Inc. 64,451 2,924,142
Cognizant Technology Solutions Corp., Class A 8,349 567,398
Crowdstrike Holdings, Inc., Class A
(a)
3,265 599,454
Fidelity National Information Services, Inc. 9,453 965,718
Fiserv, Inc.
(a)
9,268 979,442
Fortinet, Inc.
(a)
10,243 610,995
Global Payments, Inc. 4,384 536,251
Intel Corp. 62,923 2,284,734
International Business Machines Corp. 13,906 1,818,766
Intuit, Inc. 4,381 1,998,481
KLA Corp. 2,307 884,827
LAM Research Corp. 2,132 1,067,087
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 31.3% (continued)
Marvell Technology, Inc. 13,142 731,747
Mastercard , Inc., Class A 13,329 4,715,667
Micron Technology, Inc. 17,176 1,062,507
Microsoft Corp. 115,261 32,358,373
NVIDIA Corp. 38,633 7,016,912
NXP Semiconductors NV 4,153 763,654
Oracle Corp. 24,445 1,902,799
Palo Alto Networks, Inc.
(a)
1,530 763,623
Paychex, Inc. 4,884 626,520
PayPal Holdings, Inc.
(a)
17,097 1,479,403
QUALCOMM, Inc. 17,234 2,499,964
Roper Technologies, Inc. 1,643 717,449
Salesf orce, Inc.
(a)
15,380 2,830,228
ServiceNow , Inc.
(a)
3,115 1,391,346
Snowflake, Inc., Class A
(a)
3,865 579,402
Synopsys, Inc.
(a)
2,368 870,240
TE Connectivity Ltd. 5,141 687,506
Texas Instruments, Inc. 14,086 2,519,845
Visa, Inc., Class A
(b)
25,579 5,425,562
VMware, Inc., Class A 3,091 359,174
Workday, Inc., Class A
(a)
3,175 492,442
142,461,053
Materials – 1.7%
Air Products & Chemicals, Inc. 3,364 835,046
Corteva , Inc. 11,049 635,870
Dow, Inc. 11,912 633,837
Ecolab, Inc. 3,816 630,289
Freeport-McMoRan, Inc. 22,411 707,067
Linde PLC 7,859 2,373,418
Newmont Corp. 12,232 553,865
Nucor Corp. 4,087 555,015
Sherwin-Williams Co. (The) 3,691 893,000
Southern Copper Corp. 1,299 64,690
7,882,097
Real Estate – 1.7%
American Tower Corp.
(c)
7,137 1,932,914
Crown Castle International Corp.
(c)
6,654 1,202,112
Digital Realty Trust, Inc.
(c)
4,403 583,177
Equinix , Inc.
(c)
1,403 987,347
Prologis, Inc.
(c)
11,442 1,516,752
Public Storage
(c)
2,335 762,167
Simon Property Group, Inc.
(c)
5,227 567,861
7,552,330
Utilities – 1.8%
American Electric Power Co., Inc. 7,661 755,068
Dominion Energy, Inc. 12,709 1,041,884
Duke Energy Corp. 11,533 1,267,823
Exelon Corp. 14,592 678,382
NextEra Energy, Inc. 30,385 2,567,229
Sempra Energy 4,872 807,777
Southern Co. (The) 16,229 1,247,848
8,366,011
Total Common Stocks (cost $462,089,576) 454,215,850

See Notes to Statements of Investments
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(d)(e)
(cost $311,091) 311,091 311,091
Total Investments (cost $462,400,667) 99.9% 454,526,941
Cash and Receivables (Net) 0.1% 580,131
Net Assets 100.0% 455,107,072
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $5,371,262 and the value of the collateral was $5,460,460, consisting of U.S. Government
& Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 4 9/16/2022 777,578 826,700 49,122

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 3.3%
AMC Entertainment Holdings, Inc., Class A
(a),(b)
6,316 91,961
Cable One, Inc. 59 81,224
DISH Network Corp., Class A
(a),(b)
3,144 54,611
Electronic Arts, Inc. 3,415 448,150
Fox Corp., Class A 3,713 122,937
Fox Corp., Class B 1,831 56,578
IAC/InterActiveCorp
(b)
984 67,404
Interpublic Group of Cos., Inc. (The) 4,680 139,792
Liberty Broadband Corp., Class A
(b)
229 24,716
Liberty Broadband Corp., Class C
(b)
1,576 171,674
Liberty Media Corp.-Liberty Formula One, Class
A
(b)
313 19,403
Liberty Media Corp.-Liberty Formula One, Class
C
(b)
2,507 169,899
Liberty Media Corp.-Liberty SiriusXM , Class
A
(a),(b)
899 35,825
Liberty Media Corp.-Liberty SiriusXM , Class C
(b)
1,839 73,229
Live Nation Entertainment, Inc.
(b)
1,676 157,527
Lumen Technologies, Inc.
(a)
11,254 122,556
Match Group, Inc.
(b)
3,477 254,899
News Corp., Class A 4,886 83,746
News Corp., Class B 1,290 22,291
Omnicom Group, Inc. 2,482 173,343
Paramount Global, Class A 22 595
Paramount Global, Class B
(a)
7,487 177,068
Pinterest, Inc., Class A
(b)
7,028 136,905
Playtika Holding Corp.
(b)
1,051 12,896
Roku, Inc., Class A
(a),(b)
1,467 96,118
Sirius XM Holdings, Inc.
(a)
11,178 74,669
Take-Two Interactive Software, Inc.
(b)
1,927 255,771
ZoomInfo Technologies, Inc., Class A
(b)
3,709 140,534
3,266,321
Consumer Discretionary – 10.1%
Advance Auto Parts, Inc. 749 145,021
Aptiv PLC
(b)
3,292 345,298
Aramark 3,210 107,214
AutoNation, Inc.
(b)
448 53,196
AutoZone, Inc.
(b)
242 517,248
Bath & Body Works, Inc. 2,814 100,010
Best Buy Co., Inc. 2,418 186,162
BorgWarner, Inc. 2,948 113,380
Bright Horizons Family Solutions, Inc.
(b)
684 64,070
Burlington Stores, Inc.
(b)
786 110,928
Caesars Entertainment, Inc.
(b)
2,650 121,078
Capri Holdings Ltd.
(b)
1,789 87,089
CarMax, Inc.
(a),(b)
1,920 191,117
Carnival Corp.
(a),(b)
11,842 107,289
Choice Hotels International, Inc. 395 47,744
Churchill Downs, Inc. 430 90,214
D.R. Horton, Inc. 3,928 306,502
Darden Restaurants, Inc. 1,492 185,739
Deckers Outdoor Corp.
(b)
325 101,793
Dollar Tree, Inc.
(b)
2,739 452,921
Domino's Pizza, Inc. 445 174,489
DoorDash , Inc., Class A
(b)
2,037 142,081
eBay, Inc. 6,825 331,900
Etsy, Inc.
(b)
1,556 161,388
Expedia Group, Inc.
(b)
1,845 195,662
Five Below, Inc.
(b)
651 82,723
Floor & Decor Holdings, Inc., Class A
(b)
1,244 100,229
Gamestop Corp., Class A
(a),(b)
2,966 100,874
Garmin Ltd. 1,877 183,233
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 10.1% (continued)
Gentex Corp. 2,751 77,633
Genuine Parts Co. 1,729 264,312
Hasbro, Inc. 1,625 127,920
Kohl's Corp. 1,555 45,313
Las Vegas Sands Corp.
(b)
4,216 158,901
Lear Corp. 736 111,239
Lennar Corp., Class A 3,100 263,500
Lennar Corp., Class B 209 14,187
Lithia Motors, Inc., Class A 351 93,113
LKQ Corp. 3,134 171,869
Lucid Group, Inc.
(a),(b)
6,887 125,688
Macy's, Inc. 3,431 60,557
Mattel, Inc.
(b)
4,306 99,899
MGM Resorts International 4,199 137,433
Mohawk Industries, Inc.
(b)
606 77,859
Newell Brands, Inc. 4,320 87,307
Norwegian Cruise Line Holdings Ltd.
(a),(b)
5,254 63,836
NVR, Inc.
(b)
35 153,758
Penske Automotive Group, Inc. 372 42,590
Pool Corp. 491 175,631
PulteGroup, Inc. 2,889 126,018
RH
(a),(b)
221 61,754
Rivian Automotive, Inc., Class A
(b)
1,957 67,125
Ross Stores, Inc. 4,286 348,280
Royal Caribbean Cruises Ltd.
(b)
2,758 106,762
Service Corp. International 1,930 143,708
Tapestry, Inc. 2,988 100,486
Tractor Supply Co. 1,362 260,796
Ulta Beauty, Inc.
(b)
637 247,736
Vail Resorts, Inc. 481 114,060
VF Corp. 3,975 177,603
Whirlpool Corp. 666 115,131
Williams-Sonoma, Inc. 839 121,168
Wyndham Hotels & Resorts, Inc. 1,117 77,531
Wynn Resorts Ltd.
(a),(b)
1,233 78,271
Yum! Brands, Inc. 3,435 420,925
9,826,491
Consumer Staples – 4.3%
Albertsons Cos., Inc., Class A 1,234 33,133
BJ's Wholesale Club Holdings, Inc.
(b)
1,650 111,705
Brown-Forman Corp., Class A 649 46,988
Brown-Forman Corp., Class B 2,259 167,663
Bunge Ltd. 1,846 170,441
Campbell Soup Co. 2,477 122,240
Church & Dwight Co., Inc. 2,913 256,257
Clorox Co. (The) 1,500 212,760
ConAgra Brands, Inc. 5,863 200,573
Darling Ingredients, Inc.
(b)
1,949 135,027
Hershey Co. (The) 1,771 403,717
Hormel Foods Corp. 3,455 170,470
JM Smucker Co. (The) 1,326 175,456
Kellogg Co. 3,078 227,526
Kroger Co. (The) 7,953 369,337
Lamb Weston Holdings, Inc. 1,724 137,334
McCormick & Co., Inc. 3,016 263,448
Molson Coors Beverage Co., Class B 2,296 137,186
Olaplex Holdings, Inc.
(a),(b)
860 14,792
Performance Food Group Co.
(b)
1,904 94,648
Tyson Foods, Inc., Class A 3,555 312,875
US Foods Holding Corp.
(b)
2,628 82,782

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Staples – 4.3% (continued)
Walgreens Boots Alliance, Inc. 8,728 345,803
4,192,161
Energy – 5.3%
Antero Resources Corp.
(b)
3,418 135,490
APA Corp. 4,141 153,921
Baker Hughes Co., Class A 11,350 291,582
Cheniere Energy, Inc. 2,866 428,696
Chesapeake Energy Corp. 1,367 128,730
Continental Resources, Inc.
(a)
735 50,634
Coterra Energy, Inc. 9,766 298,742
Devon Energy Corp. 7,444 467,855
Diamondback Energy, Inc. 2,012 257,576
EQT Corp. 3,578 157,539
Halliburton Co. 10,971 321,450
Hess Corp. 3,357 377,562
Kinder Morgan, Inc. 23,758 427,407
Marathon Oil Corp. 8,643 214,346
New Fortress Energy, Inc., Class A 504 24,681
ONEOK, Inc. 5,454 325,822
Ovintiv , Inc. 3,132 160,014
Phillips 66 5,840 519,760
Southwestern Energy Co.
(b)
13,512 95,395
Targa Resources Corp. 2,730 188,670
Texas Pacific Land Corp. 75 137,539
5,163,411
Financials – 13.4%
Aflac, Inc. 7,145 409,409
Alleghany Corp.
(b)
163 136,509
Allstate Corp. (The) 3,338 390,446
Ally Financial, Inc. 3,840 126,989
American Financial Group, Inc. 811 108,415
Ameriprise Financial, Inc. 1,335 360,343
Annaly Capital Management, Inc.
(c)
19,126 131,587
Apollo Global Management, Inc. 4,532 258,777
Arch Capital Group Ltd.
(b)
4,574 203,086
Ares Management Corp., Class A 2,074 148,602
Arthur J Gallagher & Co. 2,549 456,246
Assurant, Inc. 661 116,191
Bank of New York Mellon Corp. (The) 9,028 392,357
Brown & Brown, Inc. 2,794 181,889
Carlyle Group, Inc. (The) 1,762 68,559
Cincinnati Financial Corp. 1,798 175,017
Citizens Financial Group, Inc. 5,876 223,112
CNA Financial Corp. 341 14,465
Coinbase Global, Inc., Class A
(a),(b)
413 26,003
Comerica, Inc. 1,611 125,287
Commerce Bancshares, Inc. 1,361 94,576
Credit Acceptance Corp.
(a),(b)
90 51,832
Cullen/Frost Bankers, Inc. 702 91,541
Discover Financial Services 3,380 341,380
East West Bancorp, Inc. 1,756 126,046
Equitable Holdings, Inc. 4,196 119,292
Erie Indemnity Co., Class A 286 58,161
Everest Re Group Ltd. 484 126,493
FactSet Research Systems, Inc. 461 198,082
Fidelity National Financial, Inc. 3,339 133,426
Fifth Third Bancorp 8,371 285,619
First Citizens BancShares , Inc., Class A 161 121,825
First Horizon National Corp. 6,599 147,554
First Republic Bank 2,185 355,521
Franklin Resources, Inc. 3,454 94,812
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 13.4% (continued)
Globe Life, Inc. 1,098 110,602
Hartford Financial Services Group, Inc. (The) 4,012 258,654
Huntington Bancshares, Inc. 17,246 229,199
Invesco Ltd. 4,193 74,384
Jefferies Financial Group, Inc. 2,231 72,664
KeyCorp 11,461 209,736
KKR & Co., Inc., Class A 7,179 398,147
Lincoln National Corp. 1,906 97,854
Loews Corp. 2,407 140,208
LPL Financial Holdings, Inc. 979 205,512
M&T Bank Corp. 2,178 386,486
Markel Corp.
(b)
164 212,731
MarketAxess Holdings, Inc. 455 123,205
Morningstar, Inc. 284 72,519
MSCI, Inc., Class A 981 472,195
NASDAQ, Inc. 1,410 255,069
Northern Trust Corp. 2,539 253,341
Old Republic International Corp. 3,566 82,981
Principal Financial Group, Inc. 2,811 188,168
Raymond James Financial, Inc. 2,366 232,980
Regions Financial Corp. 11,202 237,258
Reinsurance Group of America, Inc., Class A 813 94,129
SEI Investments Co. 1,317 72,909
Signature Bank 754 139,920
State Street Corp. 4,477 318,046
SVB Financial Group
(b)
716 288,942
Synchrony Financial 5,994 200,679
T Rowe Price Group, Inc. 2,769 341,888
Tradeweb Markets, Inc., Class A 1,315 92,734
Voya Financial, Inc. 1,260 75,802
W.R. Berkley Corp. 2,523 157,763
Webster Financial Corp. 2,181 101,307
Western Alliance Bancorp 1,322 100,974
Willis Towers Watson PLC 1,338 276,886
Zions Bancorp NA 1,841 100,427
13,075,748
Health Care – 10.8%
ABIOMED, Inc.
(b)
561 164,379
Agilent Technologies, Inc. 3,646 488,929
agilon health, Inc.
(b)
563 14,092
Align Technology, Inc.
(b)
895 251,468
Alnylam Pharmaceuticals, Inc.
(b)
1,466 208,231
AmerisourceBergen Corp., Class A 1,839 268,365
Avantor , Inc.
(b)
7,435 215,764
Baxter International, Inc. 6,134 359,820
Biogen, Inc.
(b)
1,779 382,592
BioMarin Pharmaceutical, Inc.
(b)
2,217 190,773
Bio-Rad Laboratories, Inc., Class A
(b)
259 145,884
Bio- Techne Corp. 476 183,393
Bruker Corp. 1,167 79,998
Cardinal Health, Inc. 3,287 195,774
Catalent , Inc.
(b)
2,177 246,219
Charles River Laboratories International, Inc.
(b)
617 154,583
Chemed Corp. 179 86,115
Cooper Cos., Inc. (The) 589 192,603
DaVita, Inc.
(b)
706 59,417
DENTSPLY SIRONA, Inc. 2,538 91,774
Elanco Animal Health, Inc.
(b)
5,801 117,528
Exact Sciences Corp.
(b)
2,164 97,596
Henry Schein, Inc.
(b)
1,664 131,173
Hologic , Inc.
(b)
3,045 217,352

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 10.8% (continued)
Horizon Therapeutics PLC
(b)
2,795 231,901
IDEXX Laboratories, Inc.
(b)
1,024 408,760
Incyte Corp.
(b)
2,305 179,052
Insulet Corp.
(b)
846 209,639
Jazz Pharmaceuticals PLC
(b)
759 118,450
Laboratory Corp. of America Holdings 1,138 298,372
Mettler -Toledo International, Inc.
(b)
271 365,777
Molina Healthcare, Inc.
(b)
720 235,958
Neurocrine Biosciences, Inc.
(b)
1,160 109,191
Novocure Ltd.
(a),(b)
1,100 74,789
Organon & Co. 3,043 96,524
PerkinElmer, Inc. 1,538 235,576
Quest Diagnostics, Inc. 1,422 194,203
Repligen Corp.
(b)
613 130,790
ResMed , Inc. 1,781 428,366
Royalty Pharma PLC, Class A 4,402 191,443
Seagen , Inc.
(b)
1,634 294,087
STERIS PLC 1,221 275,519
Syneos Health, Inc., Class A
(b)
1,272 100,666
Teleflex, Inc. 561 134,898
Tenet Healthcare Corp.
(b)
1,336 88,336
United Therapeutics Corp.
(b)
552 127,551
Universal Health Services, Inc., Class B 790 88,851
Veeva Systems, Inc., Class A
(b)
1,697 379,415
Viatris , Inc. 14,513 140,631
Waters Corp.
(b)
731 266,106
West Pharmaceutical Services, Inc. 904 310,578
Zimmer Biomet Holdings, Inc. 2,567 283,371
10,542,622
Industrials – 15.1%
Advanced Drainage Systems, Inc. 676 80,174
AECOM 1,745 125,640
AGCO Corp. 741 80,710
Allegion PLC 1,041 110,034
AMERCO 122 65,524
American Airlines Group, Inc.
(b)
7,943 108,899
AMETEK, Inc. 2,824 348,764
AO Smith Corp. 1,529 96,740
Avis Budget Group, Inc.
(b)
413 75,178
Axon Enterprise, Inc.
(b)
870 95,865
Booz Allen Hamilton Holding Corp., Class A 1,631 156,543
Builders FirstSource , Inc.
(b)
2,105 143,140
Carlisle Cos., Inc. 628 185,951
Carrier Global Corp. 10,309 417,824
CH Robinson Worldwide, Inc. 1,554 172,028
Clarivate PLC
(b)
4,533 65,683
Copart , Inc.
(b)
2,620 335,622
CoStar Group, Inc.
(b)
4,799 348,359
Cummins, Inc. 1,713 379,104
Delta Air Lines, Inc.
(b)
7,796 247,913
Dover Corp. 1,770 236,614
Dun & Bradstreet Holdings, Inc.
(b)
1,891 29,802
Equifax, Inc. 1,488 310,858
Expeditors International of Washington, Inc. 2,007 213,244
Fastenal Co. 6,928 355,822
Fortive Corp. 4,383 282,484
Fortune Brands Home & Security, Inc. 1,544 107,586
Generac Holdings, Inc.
(b)
770 206,591
Graco , Inc. 2,006 134,723
GXO Logistics, Inc.
(b)
1,251 60,048
HEICO Corp. 504 79,486
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 15.1% (continued)
HEICO Corp., Class A 932 118,998
Hertz Global Holdings, Inc.
(a),(b)
613 13,130
Howmet Aerospace, Inc. 4,547 168,830
Hubbell, Inc., Class B 643 140,830
Huntington Ingalls Industries, Inc. 496 107,553
IDEX Corp. 909 189,754
Ingersoll Rand, Inc. 4,961 247,058
Jacobs Engineering Group, Inc. 1,573 215,973
JB Hunt Transport Services, Inc. 1,028 188,402
Knight-Swift Transportation Holdings, Inc., Class
A 2,035 111,823
Leidos Holdings, Inc. 1,660 177,620
Lennox International, Inc. 414 99,165
Lincoln Electric Holdings, Inc. 719 101,695
Lyft, Inc., Class A
(b)
3,731 51,712
Masco Corp. 2,812 155,729
Middleby Corp. (The)
(b)
642 92,891
Nielsen Holdings PLC 4,408 105,572
Nordson Corp. 667 154,070
Old Dominion Freight Line, Inc. 1,101 334,164
Otis Worldwide Corp. 5,150 402,575
Owens Corning 1,180 109,433
PACCAR, Inc. 4,231 387,221
Parker-Hannifin Corp. 1,570 453,871
Pentair PLC 2,064 100,909
Plug Power, Inc.
(a),(b)
6,163 131,518
Quanta Services, Inc. 1,747 242,361
Regal Rexnord Corp. 834 112,006
Robert Half International, Inc. 1,312 103,832
Rockwell Automation, Inc. 1,418 361,987
Rollins, Inc. 2,779 107,186
Sensata Technologies Holding PLC 1,843 81,958
Snap-On, Inc. 657 147,201
Southwest Airlines Co.
(b)
7,201 274,502
Stanley Black & Decker, Inc. 1,809 176,070
Tetra Tech, Inc. 661 101,311
Textron, Inc. 2,581 169,417
Toro Co. (The) 1,233 106,026
Trane Technologies PLC 2,846 418,334
TransDigm Group, Inc.
(b)
625 388,962
TransUnion 2,299 182,150
Trex Co., Inc.
(b)
1,327 85,618
United Airlines Holdings, Inc.
(b)
3,987 146,522
United Rentals, Inc.
(b)
861 277,819
Verisk Analytics, Inc., Class A 1,899 361,285
Watsco , Inc. 411 112,593
Westinghouse Air Brake Technologies Corp. 2,219 207,410
Willscot Mobile Mini Holdings Corp., Class A
(b)
2,718 104,942
WW Grainger, Inc. 522 283,723
Xylem, Inc. 2,222 204,491
14,775,155
Information Technology – 15.3%
Akamai Technologies, Inc.
(b)
1,916 184,358
ANSYS, Inc.
(b)
1,042 290,708
AppLovin Corp., Class A
(a),(b)
447 15,886
Arista Networks, Inc.
(b)
2,744 320,033
Arrow Electronics, Inc.
(b)
821 105,228
Aspen Technology, Inc.
(b)
323 65,921
Avalara, Inc.
(b)
1,050 91,791
Bentley Systems, Inc., Class B
(a)
2,311 91,516
Bill.com Holdings, Inc.
(b)
1,107 149,534

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 15.3% (continued)
Black Knight, Inc.
(b)
1,900 124,792
Broadridge Financial Solutions, Inc. 1,401 224,931
CDW Corp. 1,647 298,980
Ceridian HCM Holding, Inc.
(b)
1,704 93,328
Ciena Corp.
(b)
1,796 92,674
Citrix Systems, Inc. 1,522 154,346
Cloudflare , Inc., Class A
(b)
3,422 172,195
Cognex Corp. 2,048 104,407
Concentrix Corp. 524 70,090
Corning, Inc. 9,264 340,545
Datadog , Inc., Class A
(b)
3,130 319,291
Dell Technologies, Inc., Class C 3,299 148,653
DocuSign, Inc., Class A
(b)
2,435 155,791
DXC Technology Co.
(b)
2,959 93,504
Dynatrace , Inc.
(b)
2,416 90,914
Elastic NV
(b)
896 71,581
Enphase Energy, Inc.
(b)
1,637 465,203
Entegris , Inc. 1,807 198,589
EPAM Systems, Inc.
(b)
693 242,030
F5 Networks, Inc.
(b)
749 125,353
Fair Isaac Corp.
(b)
312 144,153
First Solar, Inc.
(b)
1,214 120,392
Five9, Inc.
(b)
826 89,307
FleetCor Technologies, Inc.
(b)
926 203,803
Flex Ltd.
(b)
5,795 97,356
Gartner, Inc.
(b)
981 260,436
Genpact Ltd. 2,108 101,353
GoDaddy , Inc., Class A
(b)
1,932 143,316
Guidewire Software, Inc.
(b)
978 76,010
Hewlett Packard Enterprise Co. 15,951 227,142
HP, Inc. 12,749 425,689
HubSpot , Inc.
(b)
555 170,940
Jabil, Inc. 1,754 104,082
Jack Henry & Associates, Inc. 888 184,500
Juniper Networks, Inc. 3,900 109,317
Keysight Technologies, Inc.
(b)
2,228 362,273
Lattice Semiconductor Corp.
(b)
1,706 104,919
Manhattan Associates, Inc.
(b)
788 110,848
Microchip Technology, Inc. 6,758 465,356
MongoDB, Inc., Class A
(b)
820 256,225
Monolithic Power Systems, Inc. 534 248,160
Motorola Solutions, Inc. 2,017 481,236
NetApp, Inc. 2,740 195,444
NortonLifeLock , Inc. 7,035 172,569
Okta , Inc., Class A
(b)
1,840 181,148
ON Semiconductor Corp.
(b)
5,281 352,665
Palantir Technologies, Inc., Class A
(a),(b)
19,956 206,545
Paycom Software, Inc.
(b)
588 194,328
Paylocity Holding Corp.
(b)
464 95,552
PTC, Inc.
(b)
1,251 154,348
Pure Storage, Inc., Class A
(b)
3,410 96,673
Qorvo , Inc.
(b)
1,341 139,558
RingCentral, Inc., Class A
(b)
1,059 52,410
Seagate Technology Holdings PLC 2,376 190,032
Skyworks Solutions, Inc. 1,926 209,703
SolarEdge Technologies, Inc.
(b)
674 242,728
Splunk , Inc.
(b)
1,958 203,456
SS&C Technologies Holdings, Inc. 2,717 160,765
TD Synnex Corp. 507 50,913
Teledyne Technologies, Inc.
(b)
572 223,881
Teradyne, Inc. 1,916 193,305
Trade Desk, Inc. (The), Class A
(b)
5,374 241,830
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 15.3% (continued)
Trimble, Inc.
(b)
2,992 207,735
Twilio , Inc., Class A
(b)
2,110 178,928
Tyler Technologies, Inc.
(b)
509 203,091
UiPath , Inc., Class A
(b)
3,271 59,957
Unity Software, Inc.
(a),(b)
1,970 73,658
VeriSign, Inc.
(b)
1,141 215,832
Western Digital Corp.
(b)
3,815 187,316
Wolfspeed , Inc.
(b)
1,485 123,700
Zebra Technologies Corp., Class A
(b)
626 223,914
Zendesk , Inc.
(b)
1,497 112,904
Zoom Video Communications, Inc., Class A
(b)
2,765 287,173
Zscaler , Inc.
(a),(b)
982 152,269
14,973,315
Materials – 6.0%
Albemarle Corp. 1,416 345,943
Alcoa Corp. 2,212 112,569
Amcor PLC 18,168 235,276
AptarGroup, Inc. 822 88,579
Avery Dennison Corp. 977 186,079
Ball Corp. 3,906 286,779
Berry Global Group, Inc.
(b)
1,537 88,608
Celanese Corp., Class A 1,334 156,758
CF Industries Holdings, Inc. 2,529 241,494
Cleveland-Cliffs, Inc.
(b)
5,838 103,391
Crown Holdings, Inc. 1,482 150,690
DuPont de Nemours, Inc. 6,201 379,687
Eastman Chemical Co. 1,588 152,337
FMC Corp. 1,518 168,650
International Flavors & Fragrances, Inc., Class W 3,099 384,431
International Paper Co. 4,460 190,754
LyondellBasell Industries NV, Class A 3,118 277,876
Martin Marietta Materials, Inc. 765 269,341
Mosaic Co. (The) 4,390 231,177
Olin Corp. 1,674 87,500
Packaging Corp. of America 1,152 161,983
PPG Industries, Inc. 2,883 372,743
Reliance Steel & Aluminum Co. 752 143,068
Royal Gold, Inc. 805 84,340
RPM International, Inc. 1,536 138,854
Sealed Air Corp. 1,769 108,121
Steel Dynamics, Inc. 2,157 167,987
U.S. Steel Corp. 3,207 75,846
Vulcan Materials Co. 1,632 269,819
Westlake Corp. 401 39,033
Westrock Co. 3,039 128,732
5,828,445
Real Estate – 9.2%
Alexandria Real Estate Equities, Inc.
(c)
1,820 301,720
American Campus Communities, Inc.
(c)
1,699 110,979
American Homes 4 Rent, Class A
(c)
3,656 138,489
Americold Realty Trust, Inc.
(c)
3,177 104,047
Apartment Income REIT Corp.
(c)
1,951 88,458
AvalonBay Communities, Inc.
(c)
1,710 365,837
Boston Properties, Inc.
(c)
1,699 154,881
Brixmor Property Group, Inc.
(c)
3,770 87,389
Camden Property Trust
(c)
1,312 185,123
CBRE Group, Inc., Class A
(b)
3,929 336,401
CubeSmart
(c)
2,763 126,739
Duke Realty Corp.
(c)
4,679 292,718
EastGroup Properties, Inc.
(c)
511 87,146
Equity LifeStyle Properties, Inc. 2,138 157,186

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 9.2% (continued)
Equity Residential
(c)
4,179 327,592
Essex Property Trust, Inc.
(c)
801 229,511
Extra Space Storage, Inc.
(c)
1,634 309,676
Federal Realty Op LP
(c)
840 88,712
Gaming and Leisure Properties, Inc.
(c)
2,898 150,667
Healthpeak Properties, Inc.
(c)
6,434 177,771
Host Hotels & Resorts, Inc.
(c)
8,577 152,756
Invitation Homes, Inc.
(c)
7,445 290,578
Iron Mountain, Inc.
(c)
3,473 168,406
Jones Lang LaSalle, Inc.
(b)
582 110,970
Kilroy Realty Corp.
(c)
1,219 66,045
Kimco Realty Corp.
(c)
7,635 168,810
Lamar Advertising Co., Class A
(c)
1,027 103,789
Life Storage, Inc.
(c)
997 125,512
Medical Properties Trust, Inc.
(c)
7,100 122,404
Mid-America Apartment Communities, Inc.
(c)
1,413 262,436
National Retail Properties, Inc.
(c)
2,066 98,362
Realty Income Corp.
(a)(c)
7,324 541,903
Regency Centers Corp.
(c)
1,835 118,229
Rexford Industrial Realty, Inc.
(c)
1,956 127,942
SBA Communications Corp., Class A 1,299 436,191
STORE Capital Corp.
(c)
2,955 85,754
Sun Communities, Inc.
(c)
1,487 243,809
UDR, Inc.
(c)
3,684 178,306
Ventas, Inc.
(c)
4,877 262,285
VICI Properties, Inc.
(a)(c)
11,716 400,570
Vornado Realty Trust
(c)
2,011 61,114
W.P. Carey, Inc.
(c)
2,358 210,569
Welltower , Inc.
(c)
5,518 476,424
Weyerhaeuser Co.
(c)
8,955 325,246
Zillow Group, Inc., Class A
(b)
525 18,375
Zillow Group, Inc., Class C
(b)
1,899 66,237
9,044,064
Utilities – 6.9%
AES Corp. (The) 8,133 180,715
Alliant Energy Corp. 3,076 187,421
Ameren Corp. 3,151 293,421
American Water Works Co., Inc. 2,215 344,300
Atmos Energy Corp. 1,698 206,120
Avangrid , Inc.
(a)
786 38,302
CenterPoint Energy, Inc. 7,692 243,759
CMS Energy Corp. 3,475 238,837
Consolidated Edison, Inc. 4,298 426,662
Constellation Energy Corp. 3,928 259,641
DTE Energy Co. 2,329 303,469
Edison International 4,634 314,046
Entergy Corp. 2,476 285,062
Essential Utilities, Inc. 2,826 146,782
Evergy , Inc. 2,821 192,561
Eversource Energy 4,190 369,642
FirstEnergy Corp. 6,953 285,768
NiSource, Inc. 4,969 151,058
NRG Energy, Inc. 2,859 107,927
OGE Energy Corp. 2,454 100,810
PG&E Corp.
(a),(b)
18,414 199,976
Pinnacle West Capital Corp. 1,397 102,638
PPL Corp. 8,825 256,631
Public Service Enterprise Group, Inc. 6,015 395,005
UGI Corp. 2,493 107,598
Vistra Corp. 5,202 134,472
WEC Energy Group, Inc. 3,833 397,904
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Utilities – 6.9% (continued)
Xcel Energy, Inc. 6,621 484,525
6,755,052
Total Common Stocks (cost $88,756,362) 97,442,785
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(d)(e)
(cost $209,027) 209,027 209,027
Investment of Cash Collateral for Securities Loaned – 0.6%
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(d)(e)
(cost $592,493) 592,493 592,493
Total Investments (cost $89,557,882) 100.5% 98,244,305
Liabilities, Less Cash and Receivables (0.5)% (502,486)
Net Assets 100.0% 97,741,819
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
(a)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $2,637,101 and the value of the collateral was $2,739,388, consisting of cash collateral of
$592,493 and U.S. Government & Agency securities valued at $2,146,895. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 1 9/16/2022 229,080 251,440 22,360

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 2.6%
Altice USA, Inc., Class A
(a)
3,960 41,620
Bumble, Inc., Class A
(a)(b)
1,199 45,466
Cargurus , Inc., Class A
(a)
1,438 34,929
Cinemark Holdings, Inc.
(a)
1,838 33,691
Cogent Communications Holdings, Inc. 740 47,219
Frontier Communications Parent, Inc.
(a)
3,423 88,690
Globalstar , Inc.
(a)
11,262 15,767
iHeartMedia , Inc., Class A
(a)
1,677 12,544
Integral Ad Science Holding Corp.
(a)
369 3,494
Iridium Communications, Inc.
(a)
2,148 96,037
John Wiley & Sons, Inc., Class A 739 38,591
Liberty Latin America Ltd., Class A
(a)
846 6,235
Liberty Latin America Ltd., Class C
(a)
2,357 17,300
Lions Gate Entertainment Corp., Class A
(a)
886 7,761
Lions Gate Entertainment Corp., Class B
(a)
2,244 18,648
Madison Square Garden Sports Corp., Class A
(a)
301 46,288
New York Times Co. (The), Class A 2,827 90,323
Nexstar Media Group, Inc., Class A 670 126,208
Shutterstock , Inc. 358 20,227
TechTarget , Inc.
(a)
467 30,444
TEGNA, Inc. 3,648 76,389
TripAdvisor, Inc.
(a)
1,590 30,226
Warner Music Group Corp., Class A 1,934 58,020
World Wrestling Entertainment, Inc., Class A
(b)
749 51,913
Yelp, Inc., Class A
(a)
1,090 33,419
Ziff Davis, Inc.
(a)
788 64,529
ZipRecruiter, Inc., Class A
(a)
277 4,856
1,140,834
Consumer Discretionary – 12.3%
Abercrombie & Fitch Co., Class A
(a)
802 14,284
Academy Sports & Outdoors, Inc. 1,397 60,113
Acushnet Holdings Corp. 537 26,168
Adient PLC
(a)
1,554 52,494
ADT, Inc. 4,147 30,273
American Eagle Outfitters, Inc.
(b)
2,436 29,329
Asbury Automotive Group, Inc.
(a)
371 63,678
Autoliv , Inc. 1,335 114,810
Boot Barn Holdings, Inc.
(a)
487 30,340
Boyd Gaming Corp. 1,345 74,661
Brunswick Corp. 1,297 103,916
Callaway Golf Co.
(a)
1,952 44,798
Carter's, Inc. 676 55,080
Carvana Co., Class A
(a)(b)
1,673 48,768
Cavco Industries, Inc.
(a)
143 36,864
Chegg , Inc.
(a)
2,182 46,477
Chewy, Inc., Class A
(a)(b)
1,548 60,078
Columbia Sportswear Co. 542 40,113
Coursera, Inc.
(a)
1,563 21,710
Cracker Barrel Old Country Store, Inc.
(b)
391 37,172
Crocs, Inc.
(a)
1,060 75,938
Dana, Inc. 2,327 39,000
Dave & Buster's Entertainment, Inc.
(a)
703 26,264
Dick's Sporting Goods, Inc.
(b)
978 91,531
Dillard's, Inc., Class A
(b)
65 14,778
Dorman Products, Inc.
(a)
467 47,209
Draftkings , Inc., Class A
(a)(b)
6,005 82,449
Foot Locker, Inc. 1,407 39,917
Fox Factory Holding Corp.
(a)
708 67,019
Frontdoor , Inc.
(a)
1,385 37,076
Gap, Inc. (The) 3,603 34,661
Gentherm , Inc.
(a)
578 37,316
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 12.3% (continued)
Goodyear Tire & Rubber Co. (The)
(a)
4,749 58,318
Graham Holdings Co., Class B 65 38,642
Grand Canyon Education, Inc.
(a)
542 52,070
Group 1 Automotive, Inc.
(b)
275 48,653
H&R Block, Inc. 2,678 107,013
Hanesbrands, Inc. 5,789 64,721
Harley-Davidson, Inc. 2,455 92,824
Helen of Troy Ltd.
(a)(b)
399 53,382
Hilton Grand Vacations, Inc.
(a)
1,467 59,810
Hyatt Hotels Corp., Class A
(a)
884 73,151
Installed Building Products, Inc. 388 39,351
KB Home 1,416 46,218
Kontoor Brands, Inc. 746 27,229
Krispy Kreme, Inc.
(b)
574 8,197
LCI Industries 426 57,548
Leggett & Platt, Inc. 2,243 88,912
Leslie's, Inc.
(a)
2,219 33,640
LGI Homes, Inc.
(a)(b)
349 39,367
Life Time Group Holdings, Inc.
(a)(b)
722 10,469
Light & Wonder, Inc.
(a)
1,589 80,944
Luminar Technologies, Inc., Class A
(a)(b)
3,458 23,376
Marriott Vacations Worldwide Corp. 684 93,653
MDC Holdings, Inc. 960 34,800
Meritage Homes Corp.
(a)
616 54,393
Mister Car Wash, Inc.
(a)(b)
539 6,252
Murphy USA, Inc. 370 105,213
National Vision Holdings, Inc.
(a)
1,372 39,980
Nordstrom, Inc. 1,828 42,976
ODP Corp. (The)
(a)
734 26,644
Ollie's Bargain Outlet Holdings, Inc.
(a)
980 57,771
Papa John's International, Inc. 537 51,493
Peloton Interactive, Inc., Class A
(a)
5,144 48,817
Penn National Gaming, Inc.
(a)
2,795 96,567
Petco Health & Wellness Co., Inc., Class A
(a)(b)
1,481 20,616
Planet Fitness, Inc., Class A
(a)
1,426 112,383
Polaris, Inc.
(b)
933 109,422
PowerSchool Holdings, Inc., Class A
(a)
777 11,197
PVH Corp. 1,169 72,384
QuantumScape Corp., Class A
(a)
4,344 47,002
Ralph Lauren Corp., Class A 778 76,734
Red Rock Resorts, Inc., Class A 890 35,004
SeaWorld Entertainment, Inc.
(a)
778 37,134
Shake Shack, Inc., Class A
(a)
660 33,964
Signet Jewelers Ltd. 774 47,183
Six Flags Entertainment Corp.
(a)
1,310 29,698
Skechers USA, Inc., Class A
(a)
2,275 86,359
Skyline Champion Corp.
(a)
887 56,147
Sonos , Inc.
(a)(b)
2,152 47,581
Steven Madden Ltd. 1,241 39,340
Sweetgreen , Inc., Class A
(a)
272 4,273
Taylor Morrison Home Corp., Class A
(a)
1,968 56,482
Tempur Sealy International, Inc. 3,010 82,715
Terminix Global Holdings, Inc.
(a)
2,039 91,143
Texas Roadhouse, Inc., Class A 1,135 98,995
Thor Industries, Inc.
(b)
924 77,921
Toll Brothers, Inc. 1,882 92,557
TopBuild Corp.
(a)
554 117,293
Travel + Leisure Co. 1,407 60,656
TRI Pointe Group, Inc.
(a)
1,756 32,521
Under Armour , Inc., Class A
(a)
3,233 29,938
Under Armour , Inc., Class C
(a)
3,509 28,984
Urban Outfitters, Inc.
(a)(b)
1,040 21,299

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 12.3% (continued)
Victoria's Secret & Co.
(a)
1,119 41,358
Vista Outdoor, Inc.
(a)
934 28,113
Visteon Corp.
(a)
463 59,070
Warby Parker, Inc., Class A
(a)(b)
255 3,159
Wayfair, Inc., Class A
(a)(b)
1,326 71,485
Wendy's Co. (The) 2,826 59,431
Wingstop , Inc.
(b)
498 62,838
YETI Holdings, Inc.
(a)
1,486 75,444
5,404,501
Consumer Staples – 3.5%
Beauty Health Co. (The)
(a)
1,486 19,794
Bellring Brands, Inc.
(a)
1,880 45,383
Beyond Meat, Inc.
(a)(b)
1,037 33,174
Boston Beer Co., Inc. (The), Class A
(a)
157 59,727
Cal-Maine Foods, Inc. 660 33,733
Casey's General Stores, Inc. 623 126,251
Celsius Holdings, Inc.
(a)(b)
645 57,379
Central Garden & Pet Co.
(a)
182 7,888
Central Garden & Pet Co., Class A
(a)
677 27,622
Coca-Cola Consolidated, Inc. 75 38,475
Coty, Inc., Class A
(a)
5,586 40,889
Duckhorn Portfolio, Inc. (The)
(a)
592 10,857
Energizer Holdings, Inc. 1,124 33,192
Flowers Foods, Inc. 3,345 95,031
Freshpet , Inc.
(a)
783 41,843
Grocery Outlet Holding Corp.
(a)
1,474 62,969
Hain Celestial Group, Inc. (The)
(a)
1,430 32,532
Herbalife Nutrition Ltd.
(a)
1,516 37,006
Hostess Brands, Inc., Class A
(a)
2,285 51,687
Ingredion, Inc. 1,112 101,170
Inter Parfums , Inc. 291 24,290
J&J Snack Foods Corp. 261 35,368
Lancaster Colony Corp. 317 41,964
Medifast , Inc. 187 31,452
National Beverage Corp. 382 20,697
Pilgrim's Pride Corp.
(a)
798 25,033
Post Holdings, Inc.
(a)
932 81,028
PriceSmart , Inc. 393 26,087
Reynolds Consumer Products, Inc. 920 26,735
Seaboard Corp. 6 24,364
Simply Good Foods Co. (The)
(a)
1,509 49,224
Spectrum Brands Holdings, Inc. 668 46,453
Sprouts Farmers Market, Inc.
(a)
1,803 49,835
United Natural Foods, Inc.
(a)
1,012 43,020
WD-40 Co. 240 42,569
1,524,721
Energy – 4.9%
Antero Midstream Corp. 5,594 56,276
Arch Resources, Inc. 261 33,705
Cactus, Inc., Class A 1,017 42,297
California Resources Corp. 1,303 58,453
Callon Petroleum Co.
(a)
786 36,187
Centennial Resource Development, Inc., Class
A
(a)
3,060 20,380
Championx Corp. 3,351 70,002
Chord Energy Corp. 689 88,357
Civitas Resources, Inc. 1,204 70,988
CNX Resources Corp.
(a)(b)
3,233 55,834
Comstock Resources, Inc.
(a)
1,485 23,656
CVR Energy, Inc. 540 18,112
Denbury, Inc.
(a)
826 59,398
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 4.9% (continued)
DT Midstream, Inc. 1,606 88,378
Enviva , Inc.
(b)
508 35,372
Equitrans Midstream Corp. 6,836 53,663
Helmerich & Payne, Inc. 1,765 81,719
HF Sinclair Corp. 2,509 119,980
Kosmos Energy Ltd.
(a)
7,477 47,404
Liberty Energy, Inc., Class A
(a)
1,845 26,199
Magnolia Oil & Gas Corp., Class A
(b)
2,543 61,363
Matador Resources Co. 1,865 107,760
Murphy Oil Corp. 2,452 86,163
NexTier Oilfield Solutions, Inc.
(a)
2,646 26,381
NOV, Inc. 6,589 122,621
Patterson-UTI Energy, Inc. 3,676 60,838
PBF Energy, Inc., Class A
(a)
1,640 54,694
PDC Energy, Inc. 1,601 105,170
Peabody Energy Corp.
(a)
1,750 36,732
Range Resources Corp.
(a)
4,334 143,325
RPC, Inc.
(a)
1,209 9,865
SM Energy Co. 2,037 84,087
Tellurian, Inc.
(a)(b)
7,776 28,927
Transocean Ltd.
(a)
10,962 37,052
Valaris Ltd.
(a)
1,097 55,047
Weatherford International PLC
(a)
1,089 25,189
2,131,574
Financials – 15.4%
Affiliated Managers Group, Inc. 649 82,021
AGNC Investment Corp.
(c)
8,907 112,317
American Equity Investment Life Holding Co. 1,283 48,189
Ameris Bancorp 1,093 51,688
Arbor Realty Trust, Inc.
(c)
2,832 47,068
Artisan Partners Asset Management, Inc., Class
A 1,084 43,100
Associated Banc-Corp. 2,482 49,888
Assured Guaranty Ltd. 1,065 62,185
Atlantic Union Bankshares Corp. 1,247 43,134
Axis Capital Holdings Ltd. 1,331 67,202
Axos Financial, Inc.
(a)
901 37,626
BancFirst Corp. 316 33,935
Bank of Hawaii Corp. 668 53,513
Bank OZK 1,871 75,027
BankUnited , Inc. 1,380 53,613
Blackstone Mortgage Trust, Inc., Class A
(c)
2,863 88,667
Blue Owl Capital, Inc., Class A
(b)
5,991 68,357
BOK Financial Corp. 485 42,695
Bread Financial Holdings, Inc.
(b)
801 31,728
Brighthouse Financial, Inc.
(a)
1,234 53,580
Cadence Bank 3,082 80,440
Cannae Holdings, Inc.
(a)
1,250 26,387
Cathay General Bancorp 1,252 52,208
Chimera Investment Corp.
(c)
3,995 41,828
CNO Financial Group, Inc. 1,945 36,469
Cohen & Steers, Inc. 405 29,844
Columbia Banking System, Inc. 1,306 39,402
Community Bank System, Inc. 889 59,856
CVB Financial Corp. 2,234 59,581
Eastern Bankshares , Inc. 2,749 56,080
Enstar Group Ltd.
(a)
199 39,386
Essent Group Ltd. 1,805 75,377
Evercore , Inc., Class A 699 69,879
Federated Hermes, Inc., Class B 1,513 51,608
First American Financial Corp. 1,820 105,560

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.4% (continued)
First Bancorp 3,325 50,174
First Financial Bancorp 1,712 38,246
First Financial Bankshares , Inc. 2,137 94,413
First Hawaiian, Inc. 2,244 57,200
First Interstate BancSystem , Inc., Class A 1,431 58,356
First Merchants Corp. 997 41,405
Firstcash Holdings, Inc. 645 47,253
FNB Corp. 5,589 66,844
Focus Financial Partners, Inc., Class A
(a)
1,001 40,470
Forge Global Holdings, Inc.
(a)
1,974 10,541
Freedom Holding Corp.
(a)
247 13,222
Fulton Financial Corp. 2,955 49,319
Glacier Bancorp, Inc. 1,821 91,214
Hamilton Lane, Inc., Class A 589 44,511
Hancock Whitney Corp. 1,439 70,238
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(c)
1,459 52,655
Hanover Insurance Group, Inc. (The) 599 81,746
Hilltop Holdings, Inc. 839 24,205
Home Bancshares, Inc. 3,265 77,054
Houlihan Lokey , Inc., Class A 837 70,777
Independent Bank Corp. 774 64,861
Independent Bank Group, Inc. 604 42,715
Interactive Brokers Group, Inc., Class A 1,470 86,274
International Bancshares Corp. 881 38,641
Jackson Financial, Inc., Class A 1,420 39,064
Janus Henderson Group PLC
(b)
2,784 71,744
Kemper Corp. 1,004 46,987
Kinsale Capital Group, Inc. 361 87,799
Live Oak Bancshares, Inc. 499 18,782
Mercury General Corp. 409 17,149
MGIC Investment Corp. 5,186 73,330
Moelis & Co., Class A 1,144 53,288
Mr Cooper Group, Inc.
(a)
1,223 55,096
Navient Corp. 2,370 39,034
Nelnet, Inc., Class A 329 31,285
New Residential Investment Corp.
(c)
7,841 85,545
New York Community Bancorp, Inc. 7,777 82,592
Old National Bancorp 4,846 84,369
OneMain Holdings, Inc., Class A 1,750 65,100
Pacific Premier Bancorp, Inc. 1,597 53,723
PacWest Bancorp 1,975 55,359
PennyMac Financial Services, Inc. 461 25,258
Pinnacle Financial Partners, Inc. 1,284 101,564
Popular, Inc. 1,276 99,107
Primerica, Inc. 646 83,134
Prosperity Bancshares, Inc. 1,532 113,506
Radian Group, Inc. 2,876 64,336
RenaissanceRe Holdings Ltd. 743 96,077
RLI Corp. 671 73,797
Ryan Specialty Holdings, Inc., Class A
(a)(b)
1,015 43,889
Selective Insurance Group, Inc. 1,012 78,794
ServisFirst Bancshares, Inc. 819 69,984
Silvergate Capital Corp., Class A
(a)
557 51,963
Simmons First National Corp., Class A 2,134 50,682
SLM Corp. 4,481 69,904
SoFi Technologies, Inc.
(a)(b)
12,663 79,904
SouthState Corp. 1,266 107,319
Starwood Property Trust, Inc.
(c)
5,213 123,131
Stifel Financial Corp. 1,769 105,804
Synovus Financial Corp. 2,439 98,487
Texas Capital Bancshares, Inc.
(a)
853 50,003
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.4% (continued)
TFS Financial Corp. 695 10,182
Towne Bank 1,109 33,126
Trupanion , Inc.
(a)
614 38,700
UMB Financial Corp. 723 65,431
Umpqua Holdings Corp. 3,645 64,188
United Bankshares , Inc. 2,263 87,669
United Community Banks, Inc. 1,767 60,131
Unum Group 3,343 107,611
Upstart Holdings, Inc.
(a)(b)
895 21,775
Valley National Bancorp 7,056 82,485
Virtu Financial, Inc., Class A 1,330 31,029
Walker & Dunlop, Inc. 509 57,334
Washington Federal, Inc. 1,170 39,932
WesBanco , Inc. 1,015 34,632
White Mountains Insurance Group Ltd. 50 61,972
Wintrust Financial Corp. 1,001 86,126
WSFS Financial Corp. 1,067 50,917
6,761,901
Health Care – 14.0%
10x Genomics, Inc., Class A
(a)(b)
1,577 63,317
Abcellera Biologics, Inc.
(a)
3,064 30,763
Acadia Healthcare Co., Inc.
(a)
1,518 125,857
ACADIA Pharmaceuticals, Inc.
(a)
1,995 29,307
Agiliti , Inc.
(a)
520 11,383
Alkermes PLC
(a)
2,760 70,656
Allscripts Healthcare Solutions, Inc.
(a)
2,042 32,304
Amedisys , Inc.
(a)
549 65,798
Amicus Therapeutics, Inc.
(a)
4,111 40,946
AMN Healthcare Services, Inc.
(a)
750 84,330
Apellis Pharmaceuticals, Inc.
(a)
1,521 85,602
Apollo Medical Holdings, Inc.
(a)(b)
607 32,189
Arrowhead Pharmaceuticals, Inc.
(a)
1,756 74,683
Arvinas , Inc.
(a)
735 39,036
AtriCure , Inc.
(a)
779 38,490
Axonics , Inc.
(a)
791 51,312
Azenta , Inc. 1,275 87,032
Beam Therapeutics, Inc.
(a)(b)
800 50,384
Biohaven Pharmaceutical Holding Co Ltd.
(a)
1,061 154,927
Blueprint Medicines Corp.
(a)
1,003 51,213
Cerevel Therapeutics Holdings, Inc.
(a)
933 24,529
Certara , Inc.
(a)
1,750 40,233
Change Healthcare, Inc.
(a)
4,157 100,890
CONMED Corp. 513 50,084
Corcept Therapeutics, Inc.
(a)
1,656 47,461
Corvel Corp.
(a)
143 23,579
Covetrus , Inc.
(a)
1,695 35,205
CRISPR Therapeutics AG
(a)(b)
1,212 90,900
Cytokinetics, Inc.
(a)
1,459 61,759
Definitive Healthcare Corp., Class A
(a)
488 12,678
Denali Therapeutics, Inc.
(a)
1,629 55,419
Doximity , Inc., Class A
(a)(b)
1,521 64,369
Encompass Health Corp. 1,668 84,434
Enovis Corp.
(a)
828 49,448
Ensign Group, Inc. (The) 906 72,199
Envista Holdings Corp.
(a)
2,728 110,893
EQRx , Inc.
(a)
3,820 20,819
Evolent Health, Inc., Class A
(a)
1,432 48,674
Exelixis , Inc.
(a)
5,383 112,612
Fate Therapeutics, Inc.
(a)
1,362 41,582
Figs, Inc., Class A
(a)
748 7,906
Glaukos Corp.
(a)
796 42,865

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.0% (continued)
Global Blood Therapeutics, Inc.
(a)
1,028 33,636
Globus Medical, Inc., Class A
(a)
1,320 77,471
Guardant Health, Inc.
(a)
1,695 85,038
Haemonetics Corp.
(a)
860 59,761
Halozyme Therapeutics, Inc.
(a)
2,315 113,204
Harmony Biosciences Holdings, Inc.
(a)
406 20,596
HealthEquity , Inc.
(a)
1,415 82,311
ICU Medical, Inc.
(a)
328 58,112
Inari Medical, Inc.
(a)
590 45,772
Insmed , Inc.
(a)
1,990 44,019
Inspire Medical Systems, Inc.
(a)
459 95,926
Integer Holdings Corp.
(a)
548 38,300
Integra LifeSciences Holdings Corp.
(a)
1,202 66,158
Intellia Therapeutics, Inc.
(a)
1,173 75,963
Intra-Cellular Therapies, Inc.
(a)
1,460 79,015
Ionis Pharmaceuticals, Inc.
(a)
2,351 88,304
Iovance Biotherapeutics , Inc.
(a)(b)
2,106 24,535
iRhythm Technologies, Inc.
(a)
500 77,315
Karuna Therapeutics, Inc.
(a)
367 47,802
Lantheus Holdings, Inc.
(a)
1,151 88,305
Lifestance Health Group, Inc.
(a)
838 4,994
LivaNova PLC
(a)
875 55,711
Maravai Lifesciences Holdings, Inc., Class A
(a)
1,834 47,849
Masimo Corp.
(a)
858 124,050
Medpace Holdings, Inc.
(a)
446 75,610
Merit Medical Systems, Inc.
(a)
856 49,203
Mirati Therapeutics, Inc.
(a)
833 53,645
Multiplan Corp.
(a)(b)
3,917 19,820
Natera , Inc.
(a)
1,496 70,312
Neogen Corp.
(a)
1,815 41,981
Nevro Corp.
(a)
552 23,929
Novavax , Inc.
(a)(b)
1,301 70,918
Nutex Health, Inc.
(a)(b)
480 1,267
NuVasive , Inc.
(a)
859 45,115
Oak Street Health, Inc.
(a)(b)
2,354 68,148
Omnicell , Inc.
(a)
743 81,819
OPKO Health, Inc.
(a)(b)
6,489 15,314
Option Care Health, Inc.
(a)
2,295 77,112
Owens & Minor, Inc. 1,291 45,714
Pacira BioSciences , Inc.
(a)
783 44,286
Patterson Cos., Inc. 1,507 46,807
Penumbra, Inc.
(a)
609 84,882
Perrigo Co. PLC 2,259 94,584
Premier, Inc., Class A 1,971 75,805
Prestige Consumer Healthcare, Inc.
(a)
826 49,816
Privia Health Group, Inc.
(a)(b)
493 18,133
Progyny , Inc.
(a)
1,192 36,392
PTC Therapeutics, Inc.
(a)
1,185 51,607
Quidelortho Corp.
(a)
836 85,305
R1 RCM, Inc.
(a)
2,309 57,725
Relay Therapeutics, Inc.
(a)
1,294 24,612
Roivant Sciences Ltd.
(a)
1,719 6,842
Sage Therapeutics, Inc.
(a)
820 28,216
Sarepta Therapeutics, Inc.
(a)
1,468 136,451
Select Medical Holdings Corp. 1,733 51,331
Shockwave Medical, Inc.
(a)
601 126,769
Signify Health, Inc., Class A
(a)(b)
311 5,321
Sotera Health Co.
(a)
1,730 33,216
Springworks Therapeutics, Inc.
(a)
376 11,235
STAAR Surgical Co.
(a)
805 64,964
Surgery Partners, Inc.
(a)
550 21,659
Tandem Diabetes Care, Inc.
(a)
1,074 71,110
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.0% (continued)
Teladoc Health, Inc.
(a)
2,731 100,637
Tilray Brands, Inc.
(a)(b)
8,472 30,923
Ultragenyx Pharmaceutical, Inc.
(a)
1,189 63,350
Vir Biotechnology, Inc.
(a)
1,253 34,846
6,148,945
Industrials – 17.6%
AAON, Inc. 704 42,360
ABM Industries, Inc. 1,116 50,041
Acuity Brands, Inc. 582 106,157
Aerojet Rocketdyne Holdings, Inc.
(a)
1,258 54,962
AeroVironment , Inc.
(a)
380 32,923
Air Lease Corp., Class A 1,718 63,755
Air Transport Services Group, Inc.
(a)
1,025 32,123
Alaska Air Group, Inc.
(a)
2,102 93,182
Albany International Corp., Class A 532 48,556
Alight, Inc., Class A
(a)
4,372 32,965
Allegiant Travel Co., Class A
(a)
242 27,905
Allison Transmission Holdings, Inc. 1,626 68,081
Altra Industrial Motion Corp. 1,057 44,109
API Group Corp.
(a)
3,432 60,781
Applied Industrial Technologies, Inc. 641 64,478
Arcosa , Inc. 800 41,248
Armstrong World Industries, Inc. 789 70,497
ASGN, Inc.
(a)
857 88,922
Atkore , Inc.
(a)
716 71,077
Atlas Air Worldwide Holdings, Inc.
(a)
449 33,994
Aurora Innovation, Inc.
(a)
4,937 12,540
Azek Co., Inc. (The), Class A
(a)
1,880 38,878
Beacon Roofing Supply, Inc.
(a)
914 54,858
Bloom Energy Corp., Class A
(a)
2,696 54,540
Boise Cascade Co. 650 45,961
Brady Corp., Class A 803 38,424
Brink's Co. (The) 771 43,901
BWX Technologies, Inc. 1,530 86,720
CACI International, Inc., Class A
(a)
391 118,195
Casella Waste Systems, Inc., Class A
(a)
852 68,969
CBIZ, Inc.
(a)
932 42,518
ChargePoint Holdings, Inc.
(a)
2,965 44,801
Chart Industries, Inc.
(a)(b)
590 115,103
Clean Harbors, Inc.
(a)
841 82,073
Comfort Systems USA, Inc. 591 62,445
Core & Main, Inc., Class A
(a)(b)
1,025 24,743
Crane Holdings Co. 801 79,243
Curtiss-Wright Corp. 642 92,088
Donaldson Co., Inc. 2,102 114,370
Driven Brands Holdings, Inc.
(a)
987 29,985
Dycom Industries, Inc.
(a)
492 50,755
EMCOR Group, Inc. 858 99,845
Encore Wire Corp. 347 48,049
EnerSys 694 45,742
Evoqua Water Technologies Corp.
(a)
2,011 76,639
Exponent, Inc. 871 87,527
Federal Signal Corp. 1,011 41,977
First Advantage Corp.
(a)
790 11,084
Flowserve Corp. 2,192 74,177
Fluor Corp.
(a)
2,433 61,823
Forward Air Corp. 453 47,533
Franklin Electric Co., Inc. 652 59,215
Frontier Group Holdings, Inc.
(a)
379 5,488
FTI Consulting, Inc.
(a)
577 94,374
Gates Industrial Corp. PLC
(a)
1,486 18,278

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 17.6% (continued)
GATX Corp. 615 61,654
GrafTech International Ltd. 3,222 24,809
Hayward Holdings, Inc.
(a)
897 10,468
Helios Technologies, Inc. 543 37,369
Herc Holdings, Inc. 404 50,104
Hexcel Corp. 1,411 85,380
Hillenbrand, Inc. 1,168 53,962
Hillman Solutions Corp.
(a)
1,913 19,800
Hub Group, Inc., Class A
(a)
559 42,708
IAA, Inc.
(a)
2,274 85,798
Insperity , Inc. 597 65,515
ITT, Inc. 1,424 106,843
JELD-WEN Holding, Inc.
(a)
1,355 24,092
JetBlue Airways Corp.
(a)
5,387 45,359
Joby Aviation Inc.
(a)(b)
4,603 25,501
John Bean Technologies Corp. 521 58,514
Kadant , Inc. 201 40,974
KBR, Inc. 2,343 124,718
Kennametal, Inc. 1,392 37,375
Kirby Corp.
(a)
1,031 65,407
Korn Ferry 907 59,418
Kratos Defense & Security Solutions, Inc.
(a)
1,975 28,420
Landstar System, Inc. 623 97,549
Legalzoom.com, Inc.
(a)
356 3,731
ManpowerGroup , Inc. 880 69,001
ManTech International Corp., Class A 476 45,610
Masonite International Corp.
(a)
371 33,772
MasTec , Inc.
(a)(b)
950 74,983
Matson, Inc. 671 61,511
Maxar Technologies, Inc. 1,292 35,504
MDU Resources Group, Inc. 3,417 97,624
Mercury Systems, Inc.
(a)
984 58,066
Millerknoll , Inc. 1,276 38,420
Moog, Inc., Class A 506 43,334
MSA Safety, Inc. 608 78,031
MSC Industrial Direct Co., Inc., Class A 794 65,632
Mueller Industries, Inc. 948 63,829
Mueller Water Products, Inc., Class A 2,531 32,954
Nikola Corp.
(a)(b)
3,326 20,688
nVent Electric PLC 2,762 97,526
Oshkosh Corp. 1,121 96,518
Parsons Corp.
(a)
506 21,874
RBC Bearings, Inc.
(a)
484 114,224
Resideo Technologies, Inc.
(a)
2,370 53,349
Rocket Lab USA, Inc.
(a)
2,641 12,333
Rush Enterprises, Inc., Class A 753 36,287
Ryder System, Inc. 858 67,199
Saia, Inc.
(a)
447 106,319
Schneider National, Inc., Class B 703 17,807
Science Applications International Corp. 936 90,670
Simpson Manufacturing Co., Inc. 718 74,155
SiteOne Landscape Supply, Inc.
(a)
759 105,751
Spirit AeroSystems Holdings, Inc., Class A 1,764 57,894
Spirit Airlines, Inc.
(a)(b)
1,782 44,140
SPX Corp.
(a)
755 44,643
Stericycle, Inc.
(a)
1,536 71,992
Sterling Check Corp.
(a)(b)
294 5,777
Sunrun , Inc.
(a)
3,559 116,344
Terex Corp. 1,142 38,268
Timken Co. (The) 1,128 73,749
TriNet Group, Inc.
(a)
619 51,067
Trinity Industries, Inc. 1,171 30,387
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 17.6% (continued)
Triton International Ltd. 1,074 68,822
TuSimple Holdings, Inc., Class A
(a)
720 7,171
UFP Industries, Inc. 1,073 98,941
UniFirst Corp. 256 50,148
Univar Solutions, Inc.
(a)
2,828 76,469
Upwork , Inc.
(a)
2,052 38,085
Valmont Industries, Inc. 356 96,647
Vertiv Holdings Co., Class A 5,088 58,105
Vicor Corp.
(a)
333 24,296
Virgin Galactic Holdings, Inc.
(a)(b)
2,742 20,400
Watts Water Technologies, Inc., Class A 460 63,540
Werner Enterprises, Inc. 980 43,081
WESCO International, Inc.
(a)
750 95,880
Woodward, Inc. 1,036 108,469
XPO Logistics, Inc.
(a)
1,676 100,124
Zurn Elkay Water Solutions Corp. 2,169 62,793
7,716,648
Information Technology – 13.6%
ACI Worldwide, Inc.
(a)
1,921 54,806
Advanced Energy Industries, Inc. 618 55,305
Affirm Holdings, Inc., Class A
(a)(b)
2,765 74,213
Alarm.com Holdings, Inc.
(a)
776 54,918
Allegro Microsystems, Inc.
(a)
866 21,503
Altair Engineering, Inc., Class A
(a)
874 51,487
Alteryx , Inc., Class A
(a)
1,017 49,253
Ambarella , Inc.
(a)
641 55,479
Amkor Technology, Inc. 1,619 32,655
Appfolio , Inc., Class A
(a)
317 32,274
Appian Corp., Class A
(a)
687 33,340
Asana, Inc., Class A
(a)
1,413 27,299
Avnet, Inc. 1,637 78,363
Badger Meter, Inc. 486 46,748
Belden, Inc. 743 48,087
Blackbaud , Inc.
(a)
776 47,584
Blackline, Inc.
(a)
908 57,404
Box, Inc., Class A
(a)
2,382 67,744
Calix, Inc.
(a)
932 53,161
CCC Intelligent Solutions Holdings, Inc.
(a)
1,220 12,188
Cirrus Logic, Inc.
(a)
958 81,871
Clear Secure, Inc., Class A
(a)(b)
255 6,457
CommVault Systems, Inc.
(a)
780 43,750
Confluent, Inc., Class A
(a)
1,957 49,806
Coupa Software, Inc.
(a)
1,257 82,233
Cvent Holding Corp., Class A
(a)(b)
1,256 7,837
Digital Turbine, Inc.
(a)
1,508 30,266
Digitalocean Holdings, Inc.
(a)(b)
283 11,597
Diodes, Inc.
(a)
756 61,516
Dolby Laboratories, Inc., Class A 1,075 83,205
Doubleverify Holdings, Inc.
(a)
474 10,869
Dropbox, Inc., Class A
(a)
4,560 103,694
Duck Creek Technologies, Inc.
(a)(b)
1,173 16,187
E2open Parent Holdings, Inc.
(a)(b)
3,083 20,810
Embark Technology, Inc.
(a)
4,754 2,168
Envestnet , Inc.
(a)
926 53,958
Euronet Worldwide, Inc.
(a)
839 82,449
EverCommerce , Inc.
(a)
456 5,235
EVERTEC, Inc. 964 37,586
ExlService Holdings, Inc.
(a)
554 93,277
Fabrinet
(a)
617 59,269
Fastly , Inc., Class A
(a)
1,700 19,329
Flywire Corp.
(a)
248 5,818

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 13.6% (continued)
FormFactor , Inc.
(a)
1,302 46,299
II-VI, Inc.
(a)
2,165 113,966
Informatica , Inc., Class A
(a)(b)
590 13,511
Insight Enterprises, Inc.
(a)
581 54,271
IPG Photonics Corp.
(a)
606 64,587
Itron , Inc.
(a)
760 44,384
Jamf Holding Corp.
(a)(b)
873 21,336
JFrog Ltd.
(a)
671 14,896
Kulicke & Soffa Industries, Inc. 966 46,484
Kyndryl Holdings, Inc.
(a)
3,150 32,980
Littelfuse , Inc. 416 116,010
LiveRamp Holdings, Inc.
(a)
1,078 28,686
Lumentum Holdings, Inc.
(a)
1,158 104,753
MACOM Technology Solutions Holdings, Inc.
(a)
823 47,685
Marqeta , Inc., Class A
(a)
6,058 58,096
MAXIMUS, Inc. 1,032 68,989
MaxLinear , Inc., Class A
(a)
1,199 48,452
Microstrategy , Inc., Class A
(a)(b)
154 44,053
MKS Instruments, Inc. 951 112,408
Momentive Global, Inc.
(a)
2,030 17,559
National Instruments Corp. 2,207 83,866
nCino , Inc.
(a)
907 29,287
NCR Corp.
(a)
2,323 75,381
NetScout Systems, Inc.
(a)
1,273 45,293
New Relic, Inc.
(a)
1,003 60,852
Novanta , Inc.
(a)
593 91,441
Nutanix , Inc., Class A
(a)
3,711 56,147
Onto Innovation, Inc.
(a)
831 69,181
PagerDuty , Inc.
(a)
1,236 32,049
Paycor HCM, Inc.
(a)
596 15,907
Pegasystems , Inc. 721 28,948
Perficient , Inc.
(a)
596 62,890
Ping Identity Holding Corp.
(a)
976 16,738
Plexus Corp.
(a)
471 44,250
Power Integrations, Inc. 980 83,310
Progress Software Corp. 786 36,911
Q2 Holdings, Inc.
(a)
962 42,232
Qualtrics International, Inc., Class A
(a)
1,802 22,975
Qualys , Inc.
(a)
561 68,622
Rackspace Technology, Inc.
(a)
862 5,810
Rambus, Inc.
(a)
1,800 45,504
Rapid7, Inc.
(a)
966 61,795
Sabre Corp.
(a)(b)
5,226 32,140
Sailpoint Technologies Holdings, Inc.
(a)
1,582 100,884
Sanmina Corp.
(a)
1,031 47,478
Semtech Corp.
(a)
1,067 66,506
SentinelOne , Inc., Class A
(a)
3,149 78,253
Shift4 Payments, Inc., Class A
(a)(b)
919 33,479
Silicon Laboratories, Inc.
(a)
612 90,258
SiTime Corp.
(a)
259 48,169
Smartsheet , Inc., Class A
(a)
2,164 65,050
SolarWinds Corp. 642 6,876
Sprout Social, Inc., Class A
(a)
782 40,742
SPS Commerce, Inc.
(a)
598 71,616
Squarespace, Inc., Class A
(a)
548 11,656
SunPower Corp., Class A
(a)
1,344 27,377
Super Micro Computer, Inc.
(a)
771 41,642
Switch, Inc., Class A 2,321 78,473
Synaptics , Inc.
(a)
664 96,247
Tenable Holdings, Inc.
(a)
1,577 60,951
Teradata Corp.
(a)
1,759 67,352
Thoughtworks Holding, Inc.
(a)
697 10,915
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 13.6% (continued)
TTEC Holdings, Inc. 282 20,634
Universal Display Corp. 739 85,325
Varonis Systems, Inc., Class B
(a)
1,841 46,817
Verint Systems, Inc.
(a)
1,079 49,278
Verra Mobility Corp., Class A
(a)
2,134 35,190
Viasat , Inc.
(a)
1,220 40,175
Viavi Solutions, Inc.
(a)
3,789 56,077
Vishay Intertechnology , Inc. 2,228 46,030
Vontier Corp. 2,671 68,912
Western Union Co. (The) 6,555 111,566
WEX, Inc.
(a)
747 124,159
Workiva , Inc., Class A
(a)
836 54,758
Xerox Holdings Corp. 2,108 36,110
5,952,887
Materials – 5.1%
Alpha Metallurgical Resources, Inc. 301 41,165
Arconic Corp.
(a)
1,776 53,653
Ashland, Inc. 848 85,199
ATI, Inc.
(a)
2,142 53,314
Avient Corp. 1,539 66,408
Axalta Coating Systems Ltd.
(a)
3,569 90,010
Balchem Corp. 533 72,360
Cabot Corp. 953 70,770
Chemours Co. (The) 2,587 92,071
Commercial Metals Co. 2,032 80,508
Compass Minerals International, Inc. 531 19,769
Diversey Holdings Ltd.
(a)
669 5,011
Eagle Materials, Inc. 655 82,825
Element Solutions, Inc. 3,657 72,262
GCP Applied Technologies, Inc.
(a)
944 29,736
Ginkgo Bioworks Holdings, Inc.
(a)
15,997 45,751
Graphic Packaging Holding Co. 4,759 105,888
Greif, Inc., Class A 439 31,002
HB Fuller Co. 891 57,202
Hecla Mining Co. 9,127 41,345
Huntsman Corp. 3,345 96,871
Ingevity Corp.
(a)
649 43,548
Innospec , Inc. 433 44,166
Livent Corp.
(a)
2,716 67,601
Louisiana-Pacific Corp. 1,383 88,000
Minerals Technologies, Inc. 545 36,412
MP Materials Corp.
(a)
1,220 40,955
NewMarket Corp. 113 35,120
Quaker Chemical Corp.
(b)
226 36,660
Scotts Miracle-GRO Co. (The) 697 61,998
Sensient Technologies Corp. 706 60,702
Silgan Holdings, Inc. 1,392 61,944
Sonoco Products Co. 1,636 103,870
Stepan Co. 371 41,630
Summit Materials, Inc., Class A
(a)
1,984 54,580
Tronox Holdings PLC, Class A 1,853 28,925
Valvoline, Inc. 2,989 96,306
Worthington Industries, Inc. 511 26,168
2,221,705
Real Estate – 7.4%
Agree Realty Corp.
(c)
1,281 101,955
American Assets Trust, Inc.
(c)
933 28,205
Apple Hospitality REIT, Inc.
(c)
3,650 60,882
Brandywine Realty Trust
(c)
2,733 25,553
Broadstone NET Lease, Inc., Class A
(c)
2,847 64,541
Corporate Office Properties Trust
(c)
1,932 54,386

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 7.4% (continued)
Cousins Properties, Inc.
(c)
2,480 76,508
Cushman & Wakefield PLC
(a)(b)
2,452 41,194
DiamondRock Hospitality Co.
(a)(c)
3,603 33,436
Digitalbridge Group, Inc.
(a)
10,082 55,249
Douglas Emmett, Inc.
(c)
2,936 69,407
EPR Properties
(c)
1,247 67,101
Equity Commonwealth
(a)(c)
1,864 52,285
Essential Properties Realty Trust, Inc.
(c)
2,297 55,404
eXp World Holdings, Inc.
(b)
1,010 15,009
First Industrial Realty Trust, Inc.
(c)
2,191 113,822
Four Corners Property Trust, Inc.
(c)
1,415 41,360
Healthcare Realty Trust, Inc., Class A
(c)
6,444 169,155
Highwoods Properties, Inc.
(c)
1,767 62,852
Howard Hughes Corp. (The)
(a)
617 43,739
Hudson Pacific Properties, Inc.
(c)
2,309 34,727
Independence Realty Trust, Inc.
(c)
3,714 82,451
Innovative Industrial Properties, Inc., Class A
(c)
482 46,470
Inventrust Properties Corp.
(c)
1,164 33,372
JBG SMITH Properties
(c)
1,741 44,291
Kennedy-Wilson Holdings, Inc. 1,985 41,010
Kite Realty Group Trust
(c)
3,590 71,405
LXP Industrial Trust, Class B
(c)
4,824 52,919
Macerich Co. (The)
(c)
3,426 36,350
National Health Investors, Inc.
(c)
759 49,213
National Storage Affiliates Trust
(c)
1,397 76,611
Newmark Group, Inc., Class A 2,399 27,349
NexPoint Residential Trust, Inc.
(c)
402 26,749
OMEGA Healthcare Investors, Inc.
(c)
3,947 122,357
Opendoor Technologies, Inc.
(a)(b)
6,660 32,701
Outfront Media, Inc.
(c)
2,333 43,067
Park Hotels & Resorts, Inc.
(c)
3,920 61,113
Pebblebrook Hotel Trust
(c)
2,182 42,680
Phillips Edison & Co., Inc.
(c)
1,953 66,480
Physicians Realty Trust
(c)
3,842 68,272
Piedmont Office Realty Trust, Inc., Class A
(c)
2,120 29,171
PotlatchDeltic Corp.
(c)
1,164 57,071
Rayonier, Inc.
(c)
2,457 92,752
Retail Opportunity Investments Corp.
(c)
2,225 38,848
RLJ Lodging Trust
(c)
2,767 34,560
Ryman Hospitality Properties, Inc.
(a)(c)
929 82,254
Sabra Health Care REIT, Inc.
(c)
3,776 58,113
Safehold , Inc.
(c)
288 12,280
SITE Centers Corp.
(c)
3,008 43,947
SL Green Realty Corp.
(c)
1,076 53,423
Spirit Realty Capital, Inc.
(c)
2,297 101,849
St Joe Co. (The) 592 24,876
STAG Industrial, Inc.
(c)
3,011 98,701
Sunstone Hotel Investors, Inc.
(a)(c)
3,591 40,686
Terreno Realty Corp.
(c)
1,261 79,002
Uniti Group, Inc.
(c)
3,882 38,703
Urban Edge Properties
(c)
1,934 31,776
WeWork , Inc., Class A
(a)(b)
3,462 16,514
Xenia Hotels & Resorts, Inc.
(a)(c)
1,959 32,167
3,258,323
Utilities – 3.4%
ALLETE, Inc. 974 60,456
American States Water Co. 617 53,784
Avista Corp. 1,243 52,529
Black Hills Corp. 1,088 83,994
California Water Service Group 904 54,312
Chesapeake Utilities Corp. 306 41,962
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 3.4% (continued)
Clearway Energy, Inc., Class A 583 20,131
Clearway Energy, Inc., Class C
(b)
1,357 50,942
Hawaiian Electric Industries, Inc. 1,836 77,663
IDACORP, Inc. 847 94,627
MGE Energy, Inc. 613 49,886
National Fuel Gas Co. 1,503 108,727
New Jersey Resources Corp. 1,603 74,043
NorthWestern Corp. 941 52,178
ONE Gas, Inc. 920 78,145
Ormat Technologies, Inc. 744 64,386
Otter Tail Corp. 686 48,205
PNM Resources, Inc. 1,439 69,461
Portland General Electric Co. 1,497 76,856
South Jersey Industries, Inc. 2,084 71,439
Southwest Gas Holdings, Inc. 1,090 94,786
Spire, Inc. 901 67,791
Sunnova Energy International, Inc.
(a)
1,590 41,372
1,487,675
Total Common Stocks (cost $49,289,074) 43,749,714
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(d)(e)
(cost $59,330) 59,330 59,330
Investment of Cash Collateral for Securities Loaned – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(d)(e)
(cost $1,125,390) 1,125,390 1,125,390
Total Investments (cost $50,473,794) 102.5% 44,934,434
Liabilities, Less Cash and Receivables (2.5)% (1,074,941)
Net Assets 100.0% 43,859,493
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $2,884,453 and the value of the collateral was $2,945,325, consisting of cash collateral of
$1,125,390 and U.S. Government & Agency securities valued at $1,819,935. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 1 9/16/2022 84,644 94,265 9,621

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 98.9%
Australia – 7.9%
APA Group 10,599 86,163
Aristocrat Leisure Ltd. 6,074 149,616
ASX Ltd. 1,782 109,749
Australia & New Zealand Banking Group Ltd. 25,554 408,342
BHP Group Ltd. 12,756 349,030
BHP Group Ltd. 32,719 883,112
BlueScope Steel Ltd. 3,451 39,950
Brambles Ltd. 13,157 105,122
Cochlear Ltd. 608 90,889
Coles Group Ltd. 12,274 160,589
Commonwealth Bank of Australia 15,362 1,080,211
Computershare Ltd. 5,098 88,863
CSL Ltd. 4,324 874,528
Dexus
(a)
7,939 52,739
Endeavour Group Ltd./Australia 11,729 64,821
Fortescue Metals Group Ltd. 15,215 194,716
Glencore PLC 98,215 551,993
Goodman Group
(a)
15,540 224,466
Insurance Australia Group Ltd. 22,743 70,939
Macquarie Group Ltd. 3,266 412,797
National Australia Bank Ltd. 29,033 619,930
Newcrest Mining Ltd. 8,408 113,235
Northern Star Resources Ltd. 7,150 39,116
Origin Energy Ltd. 16,073 66,621
Qantas Airways Ltd.
(b)
8,731 27,782
QBE Insurance Group Ltd. 12,738 102,485
Ramsay Health Care Ltd. 1,627 79,699
REA Group Ltd. 238 20,769
Reece Ltd. 2,781 29,555
Rio Tinto Ltd. 3,093 211,145
Rio Tinto PLC 9,577 573,914
Santos Ltd. 23,706 120,756
Scentre Group
(a)
41,148 83,268
Seek Ltd. 3,442 55,098
Sonic Healthcare Ltd. 3,954 94,554
South32 Ltd. 41,882 111,348
Suncorp Group Ltd. 9,786 76,413
Telstra Corp. Ltd. 35,103 95,285
TPG Telecom Ltd. 2,889 12,781
Transurban Group 27,724 280,707
Wesfarmers Ltd. 10,356 336,967
Westpac Banking Corp. 31,657 475,160
Wisetech Global Ltd. 1,073 37,512
Woodside Energy Group Ltd. 2,305 52,172
Woodside Energy Group Ltd. 14,620 326,254
Woolworths Group Ltd. 11,049 289,278
10,330,439
Austria – 0.1%
Erste Group Bank AG 3,104 78,175
OMV AG 941 39,742
Verbund AG 588 64,452
182,369
Belgium – 0.8%
Ageas SA/NV 1,452 62,997
Anheuser-Busch InBev SA/NV 7,967 424,617
D'Ieteren Group 151 24,558
Elia Group SA 318 48,086
Groupe Bruxelles Lambert SA 1,070 94,134
KBC Group NV 3,078 160,439
Sofina SA 85 19,795
Solvay SA, Class A 470 40,975
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Belgium – 0.8% (continued)
UCB SA 1,136 88,380
Umicore SA 1,830 65,980
Warehouses de Pauw CVA
(a)
1,358 45,916
1,075,877
Brazil – 0.2%
Wheaton Precious Metals Corp. 4,107 140,837
Yara International ASA 1,578 67,086
207,923
Canada – 10.8%
Agnico Eagle Mines Ltd. 4,129 177,424
Alimentation Couche-Tard, Inc., Class A 7,308 326,289
Bank of Montreal 6,064 604,152
Bank of Nova Scotia (The) 10,866 661,534
Barrick Gold Corp. 15,683 246,992
BCE, Inc. 2,661 134,364
Brookfield Asset Management, Inc., Class A 13,150 652,086
Canadian Imperial Bank of Commerce 8,209 415,015
Canadian National Railway Co. 5,335 675,457
Canadian Natural Resources Ltd. 10,320 569,499
Canadian Pacific Railway Ltd. 8,350 657,978
Cenovus Energy, Inc. 11,319 215,541
CGI, Inc., Class A
(b)
1,918 164,355
Constellation Software, Inc. 175 297,509
Dollarama , Inc. 2,695 163,233
Enbridge, Inc. 18,230 818,205
Fortis, Inc. 4,331 204,458
Franco-Nevada Corp. 1,718 219,847
George Weston Ltd. 616 73,477
Great-West Lifeco , Inc. 2,031 49,327
Hydro One Ltd.
(c)
2,800 78,121
Imperial Oil Ltd. 1,409 67,484
Intact Financial Corp. 1,577 234,578
Loblaw Cos. Ltd. 1,467 133,459
Magna International, Inc. 2,482 158,390
Manulife Financial Corp. 17,596 321,887
National Bank of Canada 3,050 213,870
Nutrien Ltd. 4,955 423,902
Pembina Pipeline Corp. 4,875 186,006
Power Corp. of Canada 5,146 139,759
Restaurant Brands International, Inc. 2,616 140,156
Rogers Communications, Inc., Class B 3,198 146,928
Royal Bank of Canada 12,787 1,246,018
Shaw Communications, Inc., Class B 4,004 108,244
Shopify, Inc., Class A
(b)
10,288 358,175
Sun Life Financial, Inc. 5,431 252,021
Suncor Energy, Inc. 12,655 429,224
TC Energy Corp. 8,824 470,140
Teck Resources Ltd., Class B 4,205 123,556
TELUS Corp. 3,877 89,198
Thomson Reuters Corp. 1,378 154,636
Toronto-Dominion Bank (The) 16,390 1,063,972
Tourmaline Oil Corp., Class Common
Subscription Receipt 2,885 180,640
14,047,106
Chile – 0.0%
Antofagasta PLC 3,048 42,970
China – 0.7%
Budweiser Brewing Co. Apac Ltd.
(c)
15,600 43,223
Prosus NV 7,827 507,658
Wilmar International Ltd. 23,100 67,150

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
China – 0.7% (continued)
Wuxi Biologics Cayman, Inc.
(b)(c)
28,500 270,663
888,694
Denmark – 2.5%
AP Moller - Maersk A/S, Class A 27 71,772
AP Moller - Maersk A/S, Class B 53 143,644
Carlsberg A/S, Class B 899 115,732
Coloplast A/S, Class B 939 109,231
DSV A/S 1,884 314,781
Genmab A/S
(b)
590 209,680
Novo Nordisk A/S, Class B 14,536 1,700,082
Novozymes A/S, Class B 1,944 123,612
Orsted A/S
(c)
1,709 197,913
Tryg A/S 2,217 50,325
Vestas Wind Systems A/S 9,135 237,125
3,273,897
Finland – 1.1%
Elisa OYJ 1,341 73,891
Fortum OYJ 3,125 34,780
Kesko OYJ, Class A 2,134 48,197
Kesko OYJ, Class B 1,321 32,489
Kone OYJ, Class B 3,163 143,519
Neste OYJ 3,893 198,792
Nokia OYJ 49,401 256,845
Nordea Bank Abp 26,875 263,368
Sampo OYJ, Class A 4,532 194,731
Stora ENSO OYJ, Class R 6,021 92,458
UPM- Kymmene OYJ 4,405 138,744
1,477,814
France – 9.1%
Adevinta ASA, Class B
(b)
2,930 22,034
Air Liquide SA 4,740 648,220
Airbus SE 5,529 591,275
AXA SA 17,962 411,170
BNP Paribas SA 10,242 480,389
Capgemini SE 1,425 269,313
Carrefour SA 5,443 92,351
CIE de Saint-Gobain 4,774 220,633
CIE Generale DES Etablissements Michelin Sca 5,916 163,866
Credit Agricole SA 12,632 115,651
Danone SA 6,102 334,800
Dassault Systemes Se 6,231 264,684
Electricite de France SA 5,069 61,300
Engie SA 15,928 195,866
EssilorLuxottica SA 2,730 424,366
Hermes International 317 431,187
Kering SA 662 375,912
Legrand SA 2,516 204,927
L'Oreal SA 2,125 797,582
LVMH Moet Hennessy Louis Vuitton SE 2,413 1,660,778
Orange SA 15,272 155,674
Pernod Ricard SA 1,827 356,745
Publicis Groupe SA 1,700 89,964
Safran SA 3,154 344,045
Sanofi 10,342 1,025,100
Sartorius Stedim Biotech 155 61,575
Societe Generale SA 7,014 156,160
Teleperformance 442 147,058
Thales SA 951 117,671
TotalEnergies SE 21,986 1,115,519
Veolia Environnement SA 5,935 147,478
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
France – 9.1% (continued)
Vinci SA 4,659 443,606
11,926,899
Germany – 5.9%
Adidas AG 1,655 283,166
Allianz SE 3,691 667,348
BASF SE 8,358 369,992
Bayer AG 8,814 512,270
Bayerische Motoren Werke AG 2,037 165,082
Beiersdorf AG 735 75,431
Daimler Truck Holding AG
(b)
4,455 120,786
Deutsche Bank AG 18,555 161,308
Deutsche Boerse AG 1,702 295,893
Deutsche Post AG 8,966 355,630
Deutsche Telekom AG 30,378 573,221
E.ON SE 20,257 181,145
Fresenius Medical Care AG & Co. KGaA 1,875 69,132
Fresenius SE & Co. KGaA 3,805 96,800
Hannover Rueck SE 377 53,164
Henkel AG & Co. KGaA 118 7,394
Infineon Technologies AG 11,801 319,473
Mercedes-Benz Group AG 7,617 444,409
Merck KGaA 1,021 193,325
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 1,259 283,834
RWE AG 6,053 247,988
SAP SE 9,827 908,622
Siemens AG 7,200 796,843
Siemens Energy AG 2,609 43,056
Siemens Healthineers AG
(c)
2,586 131,893
Symrise AG, Class A 1,231 142,589
Vonovia SE 7,100 235,067
7,734,861
Hong Kong – 2.5%
AIA Group Ltd. 108,200 1,088,906
CK Asset Holdings Ltd. 18,000 127,148
CK Infrastructure Holdings Ltd. 5,000 31,338
CLP Holdings Ltd. 15,500 131,307
Hang Seng Bank Ltd. 6,700 107,969
Henderson Land Development Co. Ltd. 11,000 38,255
Hong Kong & China Gas Co. Ltd. 96,507 101,795
Hong Kong Exchanges & Clearing Ltd. 10,900 498,490
Jardine Matheson Holdings Ltd. 2,400 126,696
Link REIT
(a)
19,413 162,478
MTR Corp. Ltd. 14,500 76,657
Prudential PLC 25,084 307,079
Sun Hung KAI Properties Ltd. 14,500 173,171
Techtronic Industries Co. Ltd. 16,000 177,429
Wharf Real Estate Investment Co. Ltd. 13,000 57,797
3,206,515
Ireland – 0.4%
CRH PLC 5,917 225,795
Flutter Entertainment PLC
(b)
1,399 139,425
Kerry Group PLC, Class A 1,186 124,861
Kingspan Group PLC 1,438 92,403
582,484
Israel – 0.5%
Azrieli Group Ltd. 214 16,852
Bank Hapoalim BM 9,390 85,814
Bank Leumi Le-Israel BM 12,965 123,505
Elbit Systems Ltd. 251 57,060
ICL Group Ltd. 5,055 44,893

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Israel – 0.5% (continued)
Israel Discount Bank Ltd., Class A 8,406 46,719
Mizrahi Tefahot Bank Ltd. 1,330 48,408
Nice Ltd.
(b)
580 119,926
Teva Pharmaceutical Industries Ltd.
(b)
10,296 96,148
639,325
Italy – 1.6%
Amplifon SpA 886 29,099
Assicurazioni Generali SpA 11,021 163,900
Atlantia SpA 4,480 103,100
Davide Campari-Milano NV 2,775 30,615
ENEL SpA 69,780 349,281
ENI SpA 22,519 269,017
Ferrari NV 1,178 247,676
Infrastrutture Wireless Italiane SpA
(c)
2,996 31,282
Intesa Sanpaolo SpA 154,159 271,715
Moncler SpA 1,977 98,111
Nexi SpA
(b)(c)
6,948 62,726
Poste Italiane SpA
(c)
4,286 35,705
Recordati Industria Chimica e Farmaceutica SpA 896 39,495
Snam SpA 18,127 90,531
Terna Rete Elettrica Nazionale SpA 11,182 85,262
UniCredit SpA 19,610 191,555
2,099,070
Japan – 19.1%
Advantest Corp. 1,600 93,977
AEON Co. Ltd. 8,100 162,364
Ajinomoto Co., Inc. 4,800 125,630
Asahi Group Holdings Ltd. 4,600 159,012
Asahi Kasei Corp. 13,600 108,424
Astellas Pharma, Inc. 16,600 259,278
Bandai Namco Holdings, Inc. 2,100 162,783
Bridgestone Corp. 5,600 217,799
Canon, Inc. 9,300 218,566
Central Japan Railway Co. 2,000 233,146
Chugai Pharmaceutical Co. Ltd. 5,600 156,456
Dai-ichi Life Holdings, Inc. 8,800 151,638
Daiichi Sankyo Co. Ltd. 16,500 434,938
Daikin Industries Ltd. 2,700 469,697
Daiwa House Industry Co. Ltd. 6,400 157,690
Denso Corp. 4,900 265,220
East Japan Railway Co. 3,500 181,743
Eisai Co. Ltd. 2,700 122,768
ENEOS Holdings, Inc. 29,100 111,414
FANUC Corp. 1,700 290,329
Fast Retailing Co. Ltd. 500 300,037
Fujifilm Holdings Corp. 3,700 209,293
Fujitsu Ltd. 1,500 207,800
Hitachi Ltd. 8,700 436,400
Honda Motor Co. Ltd. 16,000 405,597
Hoya Corp. 3,200 317,725
INPEX Corp. 9,000 101,549
ITOCHU Corp. 13,400 387,612
Japan Post Holdings Co. Ltd. 11,000 78,708
Japan Tobacco, Inc. 10,400 185,784
KAO Corp. 3,600 155,825
KDDI Corp. 15,100 484,917
Keyence Corp. 1,700 666,899
Kikkoman Corp. 2,000 117,770
Kirin Holdings Co. Ltd. 8,000 130,819
Komatsu Ltd. 8,800 198,123
Kubota Corp. 9,400 154,275
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 19.1% (continued)
Kyocera Corp. 2,900 159,874
Kyowa Kirin Co. Ltd. 2,100 49,181
Lasertec Corp. 600 86,801
M3, Inc. 3,900 134,669
Marubeni Corp. 15,300 141,152
Mitsubishi Corp. 13,400 395,834
Mitsubishi Electric Corp. 20,100 211,152
Mitsubishi Estate Co. Ltd. 12,600 186,290
Mitsubishi Heavy Industries Ltd. 3,100 114,142
Mitsubishi UFJ Financial Group, Inc. 113,700 634,134
Mitsui & Co. Ltd. 15,000 328,339
Mitsui Fudosan Co. Ltd. 8,600 190,886
Mizuho Financial Group, Inc. 21,360 253,076
MS&AD Insurance Group Holdings, Inc. 4,300 138,893
Murata Manufacturing Co. Ltd. 5,700 330,400
NEC Corp. 2,300 84,239
Nexon Co. Ltd. 4,200 94,747
Nidec Corp. 4,900 337,226
Nintendo Co. Ltd. 1,000 446,764
Nippon Paint Holdings Co. Ltd. 11,800 89,173
Nippon Steel Corp. 8,400 123,816
Nippon Telegraph & Telephone Corp. 10,400 296,242
Nippon Yusen KK 1,400 108,941
Nissan Motor Co. Ltd. 14,800 55,634
Nitori Holdings Co. Ltd. 700 73,640
Nomura Holdings, Inc. 24,200 91,911
Nomura Research Institute Ltd. 3,400 101,377
NTT Data Corp. 6,100 91,375
OBIC Co. Ltd. 600 94,994
Olympus Corp. 11,700 246,694
Omron Corp. 1,300 71,930
ONO Pharmaceutical Co. Ltd. 4,200 117,468
Oriental Land Co. Ltd. 2,200 331,687
ORIX Corp. 10,600 187,215
Otsuka Holdings Co. Ltd. 5,100 181,410
Panasonic Holdings Corp. 21,200 173,534
Rakuten Group, Inc. 8,600 42,147
Recruit Holdings Co. Ltd. 15,400 570,716
Renesas Electronics Corp.
(b)
12,700 120,681
Secom Co. Ltd. 2,200 146,337
Sekisui House Ltd. 4,300 75,801
Seven & i Holdings Co. Ltd. 6,900 280,285
SG Holdings Co. Ltd. 3,800 71,877
Shimano, Inc. 700 116,641
Shin-Etsu Chemical Co. Ltd. 3,400 431,455
Shionogi & Co. Ltd. 2,600 132,364
Shiseido Co. Ltd. 3,700 150,879
SMC Corp. 500 244,706
SoftBank Corp. 25,200 290,088
SoftBank Group Corp. 11,500 482,286
Sompo Holdings, Inc. 3,200 141,743
Sony Group Corp. 11,500 1,006,304
Subaru Corp. 5,600 97,083
Sumitomo Corp. 11,100 154,852
Sumitomo Metal Mining Co. Ltd. 2,300 72,519
Sumitomo Mitsui Financial Group, Inc. 12,700 390,265
Sumitomo Mitsui Trust Holdings, Inc. 3,400 110,967
Sumitomo Realty & Development Co. Ltd. 4,300 117,723
Suntory Beverage & Food Ltd. 1,100 43,210
Suzuki Motor Corp. 4,600 148,790
Sysmex Corp. 1,400 97,482
Takeda Pharmaceutical Co. Ltd. 14,600 428,769

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 19.1% (continued)
TDK Corp. 3,300 102,716
Terumo Corp. 6,700 227,143
Tokio Marine Holdings, Inc. 6,200 360,171
Tokyo Electron Ltd. 1,400 481,960
Toshiba Corp. 3,900 157,196
Toyota Industries Corp. 2,100 126,487
Toyota Motor Corp. 116,500 1,862,780
Toyota Tsusho Corp. 2,100 70,943
Unicharm Corp. 4,100 148,109
Z Holdings Corp. 23,600 82,834
24,963,154
Luxembourg – 0.2%
ArcelorMittal SA 5,503 134,190
Eurofins Scientific SE 959 74,336
208,526
Macau – 0.1%
Galaxy Entertainment Group Ltd. 16,000 95,186
Sands China Ltd.
(b)
20,400 47,817
143,003
Netherlands – 5.2%
Adyen NV
(b)(c)
279 496,421
AKZO Nobel NV 1,300 87,194
Argenx SE
(b)
467 170,090
Asm International NV 345 104,865
ASML Holding NV 3,652 2,068,175
EXOR NV 1,045 72,840
Heineken Holding NV 617 48,442
Heineken NV 2,194 214,986
ING Groep NV 35,235 340,986
JDE Peet's NV 664 19,187
Koninklijke Ahold Delhaize NV 9,469 259,576
Koninklijke DSM NV 1,582 251,480
Koninklijke Philips NV 8,117 166,813
NN Group NV 2,361 109,970
Shell PLC 68,638 1,820,023
Universal Music Group NV 11,975 269,298
Wolters Kluwer NV 2,199 237,674
6,738,020
New Zealand – 0.1%
Auckland International Airport Ltd.
(b)
10,429 48,785
Fisher & Paykel Healthcare Corp. Ltd. 2,959 39,335
Meridian Energy Ltd. 11,272 35,129
123,249
Norway – 0.8%
AKER BP ASA
(b)
1,435 49,563
AKER BP ASA 969 33,468
Autostore Holdings Ltd.
(b)(c)
4,982 9,193
DNB Bank ASA 8,655 169,743
Equinor ASA 9,646 368,179
Gjensidige Forsikring ASA 1,997 41,603
Mowi ASA 4,115 94,580
Norsk Hydro ASA 10,288 69,236
Orkla ASA 5,659 48,737
Salmar ASA 528 37,658
Telenor ASA 5,038 60,972
Var Energi ASA 3,060 12,230
995,162
Poland – 0.1%
Dino Polska SA
(b)(c)
486 37,890
KGHM Polska Miedz SA 1,332 33,165
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Poland – 0.1% (continued)
Polski Koncern Naftowy ORLEN SA 3,402 55,408
Polskie Gornictwo Naftowe i Gazownictwo SA
(b)
15,555 23,207
Powszechna Kasa Oszczednosci Bank Polski
SA
(b)
3,459 19,537
169,207
Portugal – 0.1%
EDP - Energias de Portugal SA 24,183 121,787
Jeronimo Martins SGPS SA 2,815 64,926
186,713
Russia – 0.0%
Evraz PLC
(d)
2,845 0
Singapore – 1.3%
Ascendas Real Estate Investment Trust
(a)
19,796 42,515
CapitaLand Integrated Commercial Trust
(a)
36,354 57,308
CapitaLand Investment Ltd. 17,700 50,173
DBS Group Holdings Ltd. 16,363 372,365
Genting Singapore Ltd. 49,600 28,873
Great Eastern Holdings Ltd. 700 9,840
Jardine Cycle & Carriage Ltd. 1,000 20,247
Keppel Corp. Ltd. 12,700 63,183
Oversea-Chinese Banking Corp. Ltd. 36,719 309,864
Singapore Airlines Ltd.
(b)(e)
9,200 36,257
Singapore Exchange Ltd. 7,600 54,408
Singapore Technologies Engineering Ltd. 7,400 21,511
Singapore Telecommunications Ltd. 54,100 102,105
STMicroelectronics NV 5,856 220,511
United Overseas Bank Ltd. 13,900 276,915
1,666,075
South Africa – 0.3%
Anglo American PLC 12,020 431,501
Spain – 2.2%
Aena SME SA
(b)(c)
665 83,402
Amadeus IT Group SA
(b)
4,067 235,047
Banco Bilbao Vizcaya Argentaria SA 60,470 272,344
Banco Santander SA 156,471 389,291
CaixaBank SA 39,021 116,538
Cellnex Telecom SA
(c)
5,167 229,655
EDP Renovaveis SA 2,177 56,160
Endesa SA 2,077 37,930
Ferrovial SA 4,642 123,442
Iberdrola SA 52,760 561,099
Iberdrola SA
(b)
1,465 15,580
Industria de Diseno Textil SA 10,139 244,912
Naturgy Energy Group SA 2,941 85,825
Repsol SA 12,475 154,232
Telefonica SA 47,804 212,375
2,817,832
Sweden – 3.1%
ALFA Laval AB 2,773 82,141
ASSA Abloy AB, Class B 9,110 213,472
Atlas Copco AB, Class A 27,050 313,133
Atlas Copco AB, Class B 6,532 67,132
Boliden AB 2,495 82,460
Epiroc AB, Class A 5,684 99,629
Epiroc AB, Class B 3,597 56,680
EQT AB 2,533 67,976
Essity AB, Class B 5,722 144,802
Evolution AB
(c)
1,627 156,139

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Sweden – 3.1% (continued)
Fastighets AB Balder, Class B
(b)
6,097 38,627
Getinge AB, Class B 1,460 32,694
Hennes & Mauritz AB, Class B 6,912 87,675
Hexagon AB, Class B 18,835 219,754
Holmen AB, Class B 864 35,246
Industrivarden AB, Class A 397 10,276
Industrivarden AB, Class C 2,963 75,854
Indutrade AB 2,543 59,240
Investment AB Latour , Class B 1,300 32,095
Investor AB, Class A 3,217 65,664
Investor AB, Class B 17,406 322,335
L E Lundbergforetagen AB, Class B 383 18,043
Lifco AB, Class B 1,175 22,647
Nibe Industrier AB, Class B 12,869 128,499
Sagax AB, Class B 1,605 41,026
Sandvik AB 10,050 183,500
Skandinaviska Enskilda Banken AB, Class A 14,189 152,604
Skandinaviska Enskilda Banken AB, Class C 138 1,700
Skanska AB, Class B 2,658 44,947
SKF AB, Class A 214 4,156
SKF AB, Class B 3,298 55,057
Svenska Cellulosa AB SCA, Class B 5,168 74,946
Svenska Handelsbanken AB, Class A 11,278 100,798
Svenska Handelsbanken AB, Class B 1,622 16,769
Swedbank AB, Class A 8,440 116,064
Swedish Match AB 13,451 140,115
Tele2 AB, Class B 5,119 58,219
Telefonaktiebolaget LM Ericsson, Class B 26,666 201,058
Telia Co. AB 22,896 84,149
Volvo AB, Class A 3,906 72,295
Volvo AB, Class B 10,701 190,568
Volvo Car AB, Class B
(b)
4,281 31,720
4,001,904
Switzerland – 5.6%
ABB Ltd. 16,376 494,684
Alcon, Inc. 4,580 357,975
Chocoladefabriken Lindt & Spruengli AG 22 242,545
CIE Financiere Richemont SA, Class A 4,713 563,887
Credit Suisse Group AG 15,050 87,544
EMS- Chemie Holding AG 29 22,898
Geberit AG 347 181,771
Givaudan SA 66 229,725
Holcim AG 4,698 219,164
Kuehne + Nagel International AG 404 108,254
Lonza Group AG 669 404,744
Novartis AG 21,661 1,858,379
Partners Group Holding AG 210 227,772
Schindler Holding AG 399 75,242
Schindler Holding AG, PC 56 10,878
SGS SA 57 138,550
Sika AG 1,404 344,808
Sonova Holding AG 487 174,367
Straumann Holding AG 1,062 142,507
Swiss Life Holding AG 219 115,616
Swisscom AG 235 126,778
UBS Group AG 33,321 541,764
Zurich Insurance Group AG 1,364 594,208
7,264,060
United Kingdom – 10.4%
3i Group PLC 8,913 137,693
Ashtead Group PLC 4,081 227,997
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
United Kingdom – 10.4% (continued)
Associated British Foods PLC 1,914 38,943
AstraZeneca PLC 13,912 1,835,837
Aviva PLC 12,981 62,554
BAE Systems PLC 28,756 269,448
Barclays PLC 142,307 272,194
BP PLC 177,921 866,048
British American Tobacco PLC 20,553 805,478
BT Group PLC, Class A 74,983 147,637
Bunzl PLC 3,093 115,589
CK Hutchison Holdings Ltd. 24,000 159,136
CNH Industrial NV 7,525 95,719
Coca-Cola European Partners PLC 1,609 87,079
Compass Group PLC 16,174 376,815
Croda International PLC 1,332 121,277
Diageo PLC 21,042 994,026
Experian PLC 8,805 306,765
Halma PLC 3,483 97,442
HSBC Holdings PLC 183,507 1,147,142
Imperial Brands PLC 8,626 188,841
InterContinental Hotels Group PLC 1,751 103,279
Legal & General Group PLC 55,629 176,684
Lloyds Banking Group PLC 642,449 353,724
London Stock Exchange Group PLC 2,912 283,418
National Grid PLC 34,902 480,574
NatWest Group PLC 50,066 151,460
Reckitt Benckiser Group PLC 6,640 537,011
RELX PLC 17,932 529,389
Rentokil Initial PLC 17,320 114,067
Segro PLC
(a)
11,093 147,815
Smith & Nephew PLC 8,191 104,411
Spirax-Sarco Engineering PLC 428 62,161
SSE PLC 9,519 204,799
Standard Chartered PLC 22,205 152,454
Tesco PLC 69,398 221,767
Unilever PLC 23,690 1,154,144
Vodafone Group PLC 240,876 354,091
WPP PLC 8,998 96,773
13,581,681
United States – 6.1%
Ferguson PLC 2,109 264,087
GSK PLC 36,016 757,171
James Hardie Industries PLC, CDI 4,223 103,727
Nestle SA 25,356 3,100,013
Roche Holding AG 6,423 2,127,062
Roche Holding AG, BR 76 30,898
Schneider Electric SE 5,149 706,358
Stellantis NV 20,510 291,151
Swiss RE AG 2,630 196,891
Tenaris SA 4,121 57,168
Waste Connections, Inc. 2,332 310,612
7,945,138
Zambia – 0.1%
First Quantum Minerals Ltd. 4,885 89,210
Total Common Stocks (cost $129,986,491) 129,040,678
Preferred Stocks – 0.4%
Germany – 0.4%
Bayerische Motoren Werke AG, 7.77% 1,017 76,633
Henkel AG & Co. KGaA , 2.95% 2,156 136,914
Sartorius AG, 0.29% 229 101,689

See Notes to Statements of Investments
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 0.4% (continued)
Germany – 0.4% (continued)
Volkswagen AG, 5.43% 1,685 235,896
551,132
Total Preferred Stocks (cost $617,751) 551,132
Rights – 0.0%
Australia – 0.0%
Australia & New Zealand Banking Group Ltd.,
Rights expiring 8/18/2022
(b)
1,703 4,730
Total Rights (cost $–) 4,730
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(f)(g)
(cost $330,282) 330,282 330,282
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(f)(g)
(cost $38,176) 38,176 38,176
Total Investments (cost $130,972,700) 99.6% 129,964,998
Cash and Receivables (Net) 0.4% 471,904
Net Assets 100.0% 130,436,902
BR—Bearer Shares
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $1,864,226 or 1.43% of net assets.
(d)
The fund held Level 3 securities at July 31, 2022. These securities were valued at $0 or 0.00% of net assets.
(e)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $36,253 and the value of the collateral was $38,176, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 6 9/16/2022 550,961 585,630 34,669

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 96.8%
Brazil – 3.4%
Ambev SA 24,476 70,207
Atacadao SA 2,601 9,337
B3 SA - Brasil Bolsa Balcao 32,318 69,012
Banco Bradesco SA 7,404 20,654
Banco BTG Pactual SA 6,102 26,554
Banco do Brasil SA 7,500 52,159
BB Seguridade Participacoes SA 3,605 19,981
Centrais Eletricas Brasileiras SA 5,700 50,431
Cia Paranaense de Energia 1,060 7,005
Cosan SA 6,320 22,748
CPFL Energia SA 856 5,388
Energisa SA 1,374 11,641
Engie Brasil Energia SA 1,289 10,973
Hapvida Participacoes e Investimentos SA
(a)
19,845 23,632
Itausa - Investimentos Itau SA 6,789 11,950
Localiza Rent A Car SA 3,955 44,297
Magazine Luiza SA
(b)
6,904 3,440
Petroleo Brasileiro SA 20,554 146,621
Raia Drogasil SA 6,187 24,972
Rede D'or Sao Luiz SA
(a)
3,492 21,706
Suzano SA 4,099 38,245
Telefonica Brasil SA 2,352 20,212
Vale SA 20,640 277,156
WEG SA 8,198 44,317
1,032,638
Chile – 0.3%
Banco de Chile 252,501 23,946
Banco de Credito e Inversiones SA 303 9,138
Banco Santander Chile 275,796 10,918
Cia SUD Americana de Vapores SA 72,051 7,792
Empresas COPEC SA 1,937 15,856
Enel Americas SA 93,943 9,503
Falabella SA 3,603 8,033
85,186
China – 30.6%
360 Security Technology, Inc., Class A 3,600 3,949
AECC Aviation Power Co. Ltd., Class A 1,100 8,126
Agricultural Bank of China Ltd., Class A 67,400 28,512
Agricultural Bank of China Ltd., Class H 159,000 52,461
Airtac International Group
(b)
1,046 28,542
Alibaba Group Holding Ltd.
(b)
78,680 933,147
Aluminum Corp. of China Ltd., Class A
(b)
4,900 3,397
Aluminum Corp. of China Ltd., Class H 22,000 7,987
Anhui Conch Cement Co. Ltd., Class A 1,000 4,824
Anhui Conch Cement Co. Ltd., Class H 7,500 29,666
Anhui Gujing Distillery Co. Ltd., Class A 200 6,333
Anhui Gujing Distillery Co. Ltd., Class B 600 9,171
ANTA Sports Products Ltd. 6,000 66,001
Asymchem Laboratories Tianjin Co. Ltd., Class A 140 3,427
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(a)
140 1,912
Avary Holding Shenzhen Co. Ltd., Class A 600 2,734
Baidu, Inc., Class A
(b)
12,100 204,238
Bank of Beijing Co. Ltd., Class A 10,400 6,437
Bank of China Ltd., Class A 34,500 15,670
Bank of China Ltd., Class H 408,000 145,011
Bank of Communications Co. Ltd., Class A 16,500 11,315
Bank of Communications Co. Ltd., Class H 116,000 69,010
Bank of Hangzhou Co. Ltd., Class A 2,600 5,519
Bank of Jiangsu Co. Ltd., Class A 5,200 5,557
Bank of Nanjing Co. Ltd., Class A 3,400 5,218
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
China – 30.6% (continued)
Bank of Ningbo Co. Ltd., Class A 3,200 14,819
Bank of Shanghai Co. Ltd., Class A 7,600 6,723
Baoshan Iron & Steel Co. Ltd., Class A 10,000 8,416
BeiGene Ltd.
(b)
3,700 47,559
Beijing Kingsoft Office Software, Inc., Class A 200 5,198
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A 1,000 6,004
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A 290 5,826
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A 22,000 15,184
BOC Hong Kong Holdings Ltd. 19,500 70,424
BOE Technology Group Co. Ltd., Class A 14,800 8,545
BOE Technology Group Co. Ltd., Class B 600 320
BYD Co. Ltd., Class A 700 33,286
BYD Co. Ltd., Class H 4,500 163,722
CGN Power Co. Ltd., Class A 4,700 1,925
CGN Power Co. Ltd., Class H
(a)
78,000 17,985
Changchun High & New Technology Industry
Group, Inc., Class A 100 2,877
China CITIC Bank Corp. Ltd., Class H 50,000 20,892
China Coal Energy Co. Ltd., Class A 2,600 3,373
China Coal Energy Co. Ltd., Class H 11,000 8,548
China Construction Bank Corp., Class A 4,000 3,307
China Construction Bank Corp., Class H 544,000 347,194
China CSSC Holdings Ltd., Class A 1,900 6,596
China Eastern Airlines Corp. Ltd., Class A
(b)
8,600 6,255
China Eastern Airlines Corp. Ltd., Class H
(b)
2,000 729
China Energy Engineering Corp. Ltd.
(b)
13,900 4,725
China Energy Engineering Corp. Ltd., Class H 30,000 3,975
China Everbright Bank Co. Ltd., Class A 11,500 4,950
China Everbright Bank Co. Ltd., Class H 31,000 9,399
China Feihe Ltd.
(a)
16,000 14,064
China Galaxy Securities Co. Ltd., Class A 2,000 2,580
China Galaxy Securities Co. Ltd., Class H 17,500 8,650
China Hongqiao Group Ltd. 12,500 12,994
China International Capital Corp. Ltd., Class A 400 2,518
China International Capital Corp. Ltd., Class H
(a)
8,000 14,696
China Jushi Co. Ltd., Class A 1,500 3,329
China Life Insurance Co. Ltd., Class H 40,000 59,517
China Longyuan Power Group Corp. Ltd., Class H 18,000 28,800
China Mengniu Dairy Co. Ltd. 15,000 69,555
China Merchants Bank Co. Ltd., Class A 8,000 41,643
China Merchants Bank Co. Ltd., Class H 20,500 110,728
China Merchants Securities Co. Ltd., Class A 3,600 7,427
China Merchants Securities Co. Ltd., Class H
(a)
2,600 2,408
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 3,700 7,524
China Minsheng Banking Corp. Ltd., Class A 13,800 7,456
China Minsheng Banking Corp. Ltd., Class H 38,500 12,556
China Molybdenum Co. Ltd., Class A 8,600 6,880
China National Nuclear Power Co. Ltd., Class A 8,800 8,059
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A 1,300 6,055
China Overseas Land & Investment Ltd. 19,500 53,781
China Pacific Insurance Group Co. Ltd., Class A 2,000 5,994
China Pacific Insurance Group Co. Ltd., Class H 14,800 31,599
China Petroleum & Chemical Corp., Class A 16,800 10,249
China Petroleum & Chemical Corp., Class H 134,000 63,160
China Railway Group Ltd., Class A 9,700 8,322
China Railway Group Ltd., Class H 21,000 12,520
China Resources Beer Holdings Co. Ltd. 8,000 55,236

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
China – 30.6% (continued)
China Resources Gas Group Ltd. 4,800 20,148
China Resources Land Ltd. 16,000 66,752
China Resources Microelectronics Ltd., Class A 368 2,764
China Resources Mixc Lifestyle Services Ltd.
(a)
3,000 12,726
China Resources Power Holdings Co. Ltd. 8,000 15,042
China Shenhua Energy Co. Ltd., Class A 3,500 14,598
China Shenhua Energy Co. Ltd., Class H 18,500 52,201
China Southern Airlines Co. Ltd., Class A
(b)
7,500 7,125
China Southern Airlines Co. Ltd., Class H
(b)
8,000 4,331
China Three Gorges Renewables Group Co. Ltd.,
Class A 9,000 8,389
China Tourism Group Duty Free Corp. Ltd., Class
A 900 28,040
China Vanke Co. Ltd., Class A 5,000 12,772
China Vanke Co. Ltd., Class H 7,800 14,845
China Yangtze Power Co. Ltd., Class A 10,000 35,445
China Zheshang Bank Co. Ltd., Class A
(b)
5,500 2,645
China Zheshang Bank Co. Ltd., Class H
(b)
8,000 3,771
Chongqing Brewery Co., Class A 200 3,648
Chongqing Changan Automobile Co. Ltd., Class A 4,186 11,395
Chongqing Changan Automobile Co. Ltd., Class B 4,550 2,892
Chow Tai Fook Jewellery Group Ltd. 11,400 22,539
CITIC Ltd. 35,000 37,765
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,300 3,863
CITIC Securities Co. Ltd., Class A 4,335 12,611
CITIC Securities Co. Ltd., Class H 11,000 22,589
CMOC Group Ltd., Class H 18,000 8,828
CNPC Capital Co. Ltd., Class A 5,000 3,362
COSCO Shipping Holdings Co. Ltd., Class A 5,700 11,608
COSCO Shipping Holdings Co. Ltd., Class H 17,500 26,172
Country Garden Holdings Co. Ltd. 39,858 15,385
Country Garden Services Holdings Co. Ltd. 10,000 22,268
CSC Financial Co. Ltd., Class A 1,300 5,017
CSPC Pharmaceutical Group Ltd. 47,760 52,263
Ecovacs Robotics Co. Ltd., Class A 300 4,119
ENN Energy Holdings Ltd. 4,100 66,802
Flat Glass Group Co. Ltd., Class A
(b)
800 4,879
Flat Glass Group Co. Ltd., Class H
(b)
2,000 7,261
Focus Media Information Technology Co. Ltd.,
Class A 8,400 7,369
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,802 22,112
Foxconn Industrial Internet Co. Ltd., Class A 3,900 5,818
Fuyao Glass Industry Group Co. Ltd., Class A 900 5,480
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
3,200 15,552
Ganfeng Lithium Co. Ltd., Class A 700 9,259
Ganfeng Lithium Co. Ltd., Class H
(a)
2,160 19,523
Geely Automobile Holdings Ltd. 28,000 55,287
Gemdale Corp., Class A 2,000 3,482
GF Securities Co. Ltd., Class A 3,100 7,325
GF Securities Co. Ltd., Class H 5,400 7,140
Gigadevice Semiconductor Beijing, Inc., Class A 280 4,915
GoerTek , Inc., Class A 1,300 6,136
Great Wall Motor Co. Ltd., Class A 1,500 7,675
Great Wall Motor Co. Ltd., Class H 16,000 25,233
Gree Electric Appliances Inc. of Zhuhai, Class A 2,300 11,355
Guangdong Haid Group Co. Ltd., Class A 600 5,848
Guangzhou Automobile Group Co. Ltd., Class A 1,900 4,199
Guangzhou Automobile Group Co. Ltd., Class H 14,000 13,108
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A 600 4,665
Guosen Securities Co. Ltd., Class A 3,000 4,097
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
China – 30.6% (continued)
Guotai Junan Securities Co. Ltd., Class A 3,000 6,434
Guotai Junan Securities Co. Ltd., Class H
(a)
4,400 5,230
H World Group Ltd. 7,500 29,809
Haidilao International Holding Ltd.
(a),(b)
4,000 7,980
Haier Smart Home Co. Ltd., Class A 3,400 12,511
Haier Smart Home Co. Ltd., Class H 11,800 37,730
Haitong Securities Co. Ltd., Class A 400 555
Haitong Securities Co. Ltd., Class H 20,800 13,911
Hangzhou First Applied Material Co. Ltd., Class A 420 4,347
Hangzhou Silan Microelectronics Co. Ltd., Class
A 600 3,705
Hansoh Pharmaceutical Group Co. Ltd.
(a)
6,000 11,694
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,800 7,168
Hengli Petrochemical Co. Ltd., Class A 3,000 8,986
Hoshine Silicon Industry Co. Ltd., Class A 200 2,914
Huadong Medicine Co. Ltd., Class A 800 5,340
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 3,463
Huaneng Power International, Inc., Class A
(b)
5,300 5,522
Huaneng Power International, Inc., Class H
(b)
20,000 9,554
Huatai Securities Co. Ltd., Class A 3,700 7,282
Huatai Securities Co. Ltd., Class H
(a)
8,200 10,801
Huaxia Bank Co. Ltd., Class A 6,700 5,092
Huayu Automotive Systems Co. Ltd., Class A 1,400 4,557
Huizhou Desay Sv Automaotive Co. Ltd., Class A 200 5,789
Iflytek Co. Ltd., Class A 1,000 6,240
Industrial & Commercial Bank of China Ltd.,
Class A 43,900 28,540
Industrial & Commercial Bank of China Ltd.,
Class H 344,000 181,862
Industrial Bank Co. Ltd., Class A 9,500 25,057
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A 14,600 4,898
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 17,018
JA Solar Technology Co. Ltd., Class A 840 9,685
JD Health International, Inc.
(a),(b)
5,300 40,172
JD Logistics, Inc.
(a),(b)
2,800 5,693
JD.com, Inc., Class A 11,116 331,077
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,600 4,683
Jiangsu Hengli Hydraulic Co. Ltd., Class A 544 4,211
Jiangsu Hengrui Medicine Co. Ltd., Class A 2,840 14,876
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 700 17,164
KE Holdings, Inc., ADR
(b)
2,608 36,799
Kuaishou Technology, Class B
(a),(b)
7,800 78,498
Kweichow Moutai Co. Ltd., Class A 500 140,892
Lenovo Group Ltd. 36,000 34,808
LI Auto, Inc., Class A
(b)
3,000 48,192
Li Ning Co. Ltd. 12,500 101,275
Longfor Group Holdings Ltd.
(a)
8,000 26,701
LONGi Green Energy Technology Co. Ltd., Class A 3,136 28,627
Lufax Holding Ltd., ADR 2,597 11,894
Luxshare Precision Industry Co. Ltd., Class A 3,100 15,621
Luzhou Laojiao Co. Ltd., Class A 700 23,087
Meituan , Class B
(a),(b)
21,700 487,358
Metallurgical Corp. of China Ltd., Class A 7,900 3,823
Metallurgical Corp. of China Ltd., Class H 14,000 2,925
Midea Group Co. Ltd., Class A 2,900 23,666
Montage Technology Co. Ltd., Class A
(b)
400 3,402
Muyuan Foods Co. Ltd., Class A 2,220 19,639

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
China – 30.6% (continued)
NARI Technology Co. Ltd., Class A 3,120 13,513
NAURA Technology Group Co. Ltd., Class A 200 7,528
NetEase , Inc. 10,700 197,237
New China Life Insurance Co. Ltd., Class H 5,600 13,355
New Hope Liuhe Co. Ltd., Class A
(b)
2,100 4,956
Ningbo Zhoushan Port Co. Ltd., Class A 4,800 2,786
Ningxia Baofeng Energy Group Co. Ltd., Class A 2,600 5,194
Nio , Inc., Class A
(b)
7,570 144,362
Nongfu Spring Co. Ltd., Class H
(a)
9,000 53,886
Oppein Home Group, Inc., Class A 200 3,575
Orient Securities Co. Ltd., Class A 3,592 4,612
Orient Securities Co. Ltd., Class H
(a)
2,800 1,341
People's Insurance Co. Group of China Ltd.
(The), Class H 40,000 11,975
PetroChina Co. Ltd., Class H 118,000 54,867
Pinduoduo , Inc., ADR
(b)
2,305 112,968
Ping An Bank Co. Ltd., Class A 8,500 15,998
Ping An Insurance Group Co. of China Ltd., Class
A 4,100 25,633
Ping An Insurance Group Co. of China Ltd., Class
H 32,500 191,276
Poly Developments and Holdings Group Co. Ltd.,
Class A 6,100 15,093
Postal Savings Bank of China Co. Ltd., Class A 14,800 10,303
Postal Savings Bank of China Co. Ltd., Class H
(a)
49,000 32,397
Power Construction Corp. of China Ltd., Class A 6,400 6,887
Quinghai Salt Lake Industry Co. Ltd., Class A
(b)
2,300 9,914
Rongsheng Petro Chemical Co. Ltd., Class A 4,500 9,545
SAIC Motor Corp. Ltd., Class A 4,600 11,054
Sany Heavy Industry Co. Ltd., Class A 3,500 8,852
Satellite Chemical Co. Ltd., Class A 959 3,227
SDIC Power Holdings Co. Ltd., Class A 3,100 4,753
Seazen Holdings Co. Ltd., Class A
(b)
900 2,796
SF Holding Co. Ltd., Class A 1,900 14,056
Shaanxi Coal Industry Co. Ltd., Class A 4,500 12,764
Shandong Gold Mining Co. Ltd., Class A 1,100 2,986
Shandong Gold Mining Co. Ltd., Class H
(a)
4,650 8,092
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 800 3,389
Shanghai Baosight Software Co. Ltd., Class A 390 2,326
Shanghai Baosight Software Co. Ltd., Class B 2,600 8,713
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 4,561
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,000 10,854
Shanghai International Airport Co. Ltd., Class A
(b)
700 5,359
Shanghai International Port Group Co. Ltd., Class
A 7,700 6,263
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
304 2,770
Shanghai Junshi Biosciences Co. Ltd., Class H
(a),(b)
800 3,348
Shanghai Pudong Development Bank Co. Ltd.,
Class A 13,400 14,440
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 600 6,309
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 560 22,789
Shenwan Hongyuan Group Co. Ltd., Class A 9,600 5,885
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
8,800 1,648
Shenzhen Transsion Holdings Co. Ltd., Class A 292 3,071
Shenzhou International Group Holdings Ltd. 4,400 46,271
Silergy Corp. 1,600 29,712
Smoore International Holdings Ltd.
(a)
9,000 20,867
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
China – 30.6% (continued)
StarPower Semiconductor Ltd., Class A 100 5,780
Sunny Optical Technology Group Co. Ltd. 3,800 51,361
TBEA Co. Ltd., Class A 1,600 5,932
TCL Technology Group Corp., Class A 5,000 3,295
Tencent Holdings Ltd. 32,300 1,262,391
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,100 8,306
Tingyi Cayman Islands Holding Corp. 10,000 16,459
Tongwei Co. Ltd., Class A 1,900 15,175
Trina Solar Co. Ltd., Class A 960 11,825
Trip.com Group Ltd.
(b)
2,600 65,614
Tsingtao Brewery Co. Ltd., Class A 700 10,235
Tsingtao Brewery Co. Ltd., Class H 2,000 19,529
Unigroup Guoxin Microelectronics Co. Ltd., Class
A
(b)
200 6,263
Wanhua Chemical Group Co. Ltd., Class A 1,300 16,151
Want Want China Holdings Ltd. 30,000 24,382
Weichai Power Co. Ltd., Class A 2,800 4,975
Weichai Power Co. Ltd., Class H 10,000 14,319
Will Semiconductor Ltd., Class A 540 8,431
Wingtech Technology Co. Ltd., Class A 600 6,109
Wuliangye Yibin Co. Ltd., Class A 1,700 45,016
Wuxi AppTec Co. Ltd., Class A 1,440 19,963
Wuxi AppTec Co. Ltd., Class H
(a)
1,800 21,784
Xinyi Glass Holdings Ltd.
(c)
13,000 25,603
Xinyi Solar Holdings Ltd. 24,266 41,237
XPeng , Inc., Class A
(b)
3,400 39,848
Yankuang Energy Group Co. Ltd., Class A 1,100 5,982
Yankuang Energy Group Co. Ltd., Class H 8,000 24,968
Yonyou Network Technology Co. Ltd., Class A 1,200 3,714
Yum China Holdings, Inc. 2,114 102,973
Yunnan Baiyao Group Co. Ltd., Class A 980 8,024
Yunnan Energy New Material Co. Ltd., Class A 400 12,704
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 13,168
Zhejiang Chint Electrics Co. Ltd., Class A 900 4,903
Zhejiang Huayou Cobalt Co. Ltd., Class A 650 8,140
Zhejiang NHU Co. Ltd., Class A 1,080 3,305
Zhongsheng Group Holdings Ltd. 3,000 17,140
Zijin Mining Group Co. Ltd., Class A 6,400 8,483
Zijin Mining Group Co. Ltd., Class H 34,000 39,804
ZTE Corp., Class A 2,000 7,249
ZTE Corp., Class H 4,200 9,031
ZTO Express Cayman, Inc. 2,500 64,141
9,336,483
Colombia – 0.1%
Bancolombia SA 1,694 14,172
Ecopetrol SA 23,884 12,658
Grupo Energia Bogota SA ESP 15,503 6,850
Interconexion Electrica SA Esp 2,449 11,727
45,407
Czech Republic – 0.1%
CEZ AS 870 39,390
Egypt – 0.1%
Commercial International Bank Egypt SAE 9,771 19,573
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,231 21,112
Opap SA 905 12,495
33,607

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
Hong Kong – 0.2%
Orient Overseas International Ltd. 1,000 34,778
Sino Biopharmaceutical Ltd. 48,500 28,050
62,828
Hungary – 0.1%
OTP Bank NYRT 1,151 23,612
India – 16.2%
Adani Enterprises Ltd. 1,408 45,639
Adani Green Energy Ltd.
(b)
2,083 57,151
Adani Ports & Special Economic Zone Ltd. 4,116 39,659
Adani Power Ltd.
(b)
3,876 15,353
Adani Total Gas Ltd. 1,463 57,722
Adani Transmission Ltd.
(b)
1,425 55,906
Ambuja Cements Ltd. 4,343 20,537
Apollo Hospitals Enterprise Ltd. 506 26,891
Asian Paints Ltd. 2,391 100,566
Avenue Supermarts Ltd., Class A
(a),(b)
800 42,834
Axis Bank Ltd. 11,962 109,378
Bajaj Auto Ltd. 339 16,742
Bajaj Finance Ltd. 1,420 129,154
Bajaj Finserv Ltd. 219 41,577
Bajaj Holdings & Investment Ltd. 138 9,062
Bank of Baroda 5,432 7,967
Berger Paints India Ltd. 1,161 9,150
Bharat Electronics Ltd. 6,074 21,089
Bharat Petroleum Corp. Ltd. 5,280 22,003
Bharti Airtel Ltd. 12,922 110,526
Britannia Industries Ltd. 630 31,002
Cholamandalam Investment And Finance Co.
Ltd. 2,080 18,388
Cipla Ltd. 2,774 34,207
Coal India Ltd. 11,138 29,685
Dabur India Ltd. 3,450 25,424
Divi's Laboratories Ltd. 673 32,534
DLF Ltd. 3,706 18,046
Dr. Reddy's Laboratories Ltd. 632 32,615
Eicher Motors Ltd. 746 29,115
Gail India Ltd. 9,676 17,896
Godrej Consumer Products Ltd.
(b)
2,096 22,577
Grasim Industries Ltd. 2,103 41,736
Havells India Ltd. 1,322 20,838
HCL Technologies Ltd. 5,767 69,005
HDFC Life Insurance Co. Ltd.
(a)
5,173 36,255
Hindalco Industries Ltd. 7,769 40,682
Hindustan Unilever Ltd. 4,755 158,222
Housing Development Finance Corp. Ltd. 9,532 285,955
ICICI Bank Ltd. 27,504 284,058
ICICI Lombard General Insurance Co. Ltd.
(a)
1,258 19,362
ICICI Prudential Life Insurance Co. Ltd.
(a)
2,129 14,870
Indian Oil Corp. Ltd. 21,555 19,839
Indian Railway Catering & Tourism Corp. Ltd. 1,420 11,414
Indus Towers Ltd. 4,351 12,217
Indusind Bank Ltd. 3,104 40,865
Info Edge India Ltd. 378 20,680
Infosys Ltd. 19,496 381,182
Interglobe Aviation Ltd.
(a),(b)
589 13,881
ITC Ltd. 16,058 61,397
JSW Steel Ltd. 5,313 42,203
Kotak Mahindra Bank Ltd. 5,706 130,327
Larsen & Toubro Infotech Ltd.
(a)
275 16,413
Larsen & Toubro Ltd. 3,685 84,060
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
India – 16.2% (continued)
Mahindra & Mahindra Ltd. 5,051 74,206
Marico Ltd. 2,880 18,822
Maruti Suzuki India Ltd. 703 77,816
Mindtree Ltd. 356 15,332
Mphasis Ltd. 427 12,390
Nestle India Ltd. 191 46,651
NTPC Ltd. 26,263 50,680
Oil & Natural Gas Corp. Ltd. 19,048 32,239
Pidilite Industries Ltd. 752 23,256
Piramal Enterprises Ltd. 618 13,801
Power Grid Corp. of India Ltd. 18,639 50,312
Reliance Industries Ltd.
(b)
18,255 577,962
SBI Cards & Payment Services Ltd. 1,492 17,680
SBI Life Insurance Co. Ltd.
(a)
2,354 38,443
Shree Cement Ltd. 54 13,965
Siemens Ltd. 461 15,670
SRF Ltd. 747 22,886
State Bank of India 9,507 63,373
Sun Pharmaceutical Industries Ltd. 5,911 70,340
Tata Consultancy Services Ltd. 5,464 227,622
Tata Consumer Products Ltd. 3,186 32,625
Tata Motors Ltd.
(b)
9,642 54,693
Tata Motors Ltd., Class A
(b)
1,903 5,311
Tata Power Co. Ltd. (The) 8,930 25,000
Tata Steel Ltd. 41,400 56,202
Tech Mahindra Ltd. 3,336 44,136
Titan Co. Ltd. 2,258 67,005
Ultratech Cement Ltd. 581 47,975
United Spirits Ltd.
(b)
1,457 14,320
Upl Ltd. 2,921 27,312
Vedanta Ltd. 6,935 22,250
Wipro Ltd. 7,662 40,958
Zomato Ltd.
(b)
3,030 1,789
4,938,878
Indonesia – 2.2%
Adaro Energy Indonesia Tbk PT 71,600 15,689
Adaro Minerals Indonesia Tbk PT
(b)
33,500 4,167
Astra International Tbk PT 109,600 46,737
Bank Central Asia Tbk PT 300,000 148,660
Bank Jago Tbk PT
(b)
17,900 12,762
Bank Mandiri ( Persero ) Tbk PT 105,400 58,802
Bank Negara Indonesia ( Persero ) Tbk PT 43,000 22,758
Bank Rakyat Indonesia ( Persero ) Tbk PT 341,500 100,384
Barito Pacific Tbk PT 153,200 9,296
Bayan Resources Tbk PT 3,900 17,873
Chandra Asri Petrochemical Tbk PT 16,700 10,696
Charoen Pokphand Indonesia Tbk PT 40,400 15,253
Elang Mahkota Teknologi Tbk PT
(b)
105,000 13,273
Goto Gojek Tokopedia Tbk PT
(b)
2,335,300 46,604
Indofood CBP Sukses Makmur Tbk PT 8,900 5,295
Kalbe Farma Tbk PT 98,800 10,791
Merdeka Copper Gold Tbk PT
(b)
65,800 18,011
Telekomunikasi Indonesia ( Persero ) Tbk PT 253,500 72,294
Tower Bersama Infrastructure Tbk PT 38,900 8,051
Unilever Indonesia Tbk PT 35,000 10,642
United Tractors Tbk PT 7,200 15,679
663,717
Kuwait – 0.9%
Agility Public Warehousing Co. KSC 8,641 25,051
Boubyan Bank KSCP 5,512 14,883
Kuwait Finance House KSCP 29,932 86,189

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
Kuwait – 0.9% (continued)
Mobile Telecommunications Co. KSCP 10,055 19,838
National Bank of Kuwait SAKP 40,558 140,991
286,952
Malaysia – 1.8%
Axiata Group BHD 30,700 19,798
CIMB Group Holdings BHD 38,229 44,753
Digi.com BHD 18,400 15,008
Genting BHD 11,200 11,903
Genting Malaysia BHD 15,000 9,842
Hap Seng Consolidated BHD 3,300 5,606
Hong Leong Bank BHD 4,100 19,328
Hong Leong Financial Group BHD 700 3,064
IHH Healthcare BHD 17,000 24,408
IOI Corp. BHD 17,800 16,118
Kuala Lumpur Kepong BHD 3,200 15,761
Malayan Banking BHD 36,699 73,060
Maxis BHD 10,600 8,741
MISC BHD 6,500 10,530
Mr DIY Group M BHD
(a)
16,050 8,006
Nestle Malaysia BHD 200 6,053
Petronas Chemicals Group BHD 14,600 29,131
Petronas Dagangan BHD 2,200 11,073
Petronas Gas BHD 4,900 18,871
PPB Group BHD 3,600 13,169
Press Metal Aluminium Holdings BHD 19,900 21,731
Public Bank BHD 82,700 86,221
RHB Bank BHD 12,169 16,078
Sime Darby Plantation BHD 13,800 13,519
Telekom Malaysia BHD 8,800 11,231
Tenaga Nasional BHD 13,200 24,499
537,502
Mexico – 1.6%
America Movil SAB de CV, Series L 118,561 112,793
Arca Continental SAB de CV 1,831 12,674
Becle SAB de CV 2,696 6,119
El Puerto de Liverpool SAB de CV 734 3,301
Fomento Economico Mexicano SAB de CV 10,063 62,531
Grupo Bimbo SAB de CV, Series A 7,324 25,954
Grupo Elektra SAB de CV 348 20,459
Grupo Financiero Banorte SAB de CV, Class O 13,136 74,956
Grupo Financiero Inbursa SAB de CV, Class O
(b)
10,169 18,814
Grupo Mexico SAB de CV, Series B 16,431 65,198
Wal-Mart de Mexico SAB de CV 27,532 100,213
503,012
Peru – 0.1%
Credicorp Ltd. 323 41,796
Philippines – 0.8%
Aboitiz Equity Ventures, Inc. 11,300 11,693
ACEN Corp. 66,070 10,031
Ayala Corp. 1,500 16,869
Ayala Land, Inc. 31,400 14,381
Bank of The Philippine Islands 9,940 16,768
BDO Unibank , Inc. 8,060 17,471
Emperador , Inc. 10,400 3,562
Globe Telecom, Inc. 160 5,984
International Container Terminal Services, Inc. 4,390 15,464
JG Summit Holdings, Inc. 16,422 15,341
Jollibee Foods Corp. 2,280 8,321
Manila Electric Co. 1,450 8,942
PLDT, Inc. 410 12,316
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
Philippines – 0.8% (continued)
San Miguel Corp. 2,550 4,880
San Miguel Food and Beverage, Inc. 1,690 1,349
SM Investments Corp. 2,565 36,081
SM Prime Holdings, Inc. 60,900 40,431
239,884
Qatar – 1.0%
Industries Qatar QSC 11,717 54,696
Masraf Al Rayan QSC 36,386 43,962
Mesaieed Petrochemical Holding Co. 20,227 15,107
Qatar Islamic Bank SAQ 8,568 60,488
Qatar National Bank QPSC 24,067 132,900
307,153
Russia – 0.0%
Alrosa PJSC
(d)
11,270 0
Gazprom PJSC
(b),(d)
67,050 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(d)
5,210 0
MMC Norilsk Nickel PJSC
(d)
341 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(d)
6,530 0
Phosagro PJSC
(d)
229 0
Pik Group PJSC
(b),(d)
401 0
Polyus PJSC
(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(b),(d)
59,440 0
Severstal PAO PJSC
(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(b),(d)
10,710 0
VTB Bank PJSC
(b),(d)
21,230,000 0
0
Saudi Arabia – 4.0%
Al Rajhi Bank 10,601 252,889
Alinma Bank 5,037 51,027
Almarai Co. JSC 1,332 18,512
Banque Saudi Fransi 3,115 42,296
Dr Sulaiman Al Habib Medical Services Group
Co. 429 23,529
Riyad Bank 7,349 71,416
Sabic Agri -Nutrients Co. 1,109 39,270
Sahara International Petrochemical Co. 1,795 22,485
Saudi Arabian Mining Co.
(b)
4,516 67,572
Saudi Arabian Oil Co.
(a)
11,515 121,711
Saudi Basic Industries Corp. 4,886 128,784
Saudi British Bank (The) 1,980 22,140
Saudi Electricity Co. 4,199 27,546
Saudi National Bank (The) 11,588 216,272
Saudi Telecom Co. 3,296 88,104
Yanbu National Petrochemical Co. 1,363 17,963
1,211,516
South Africa – 3.2%
ABSA Group Ltd. 3,984 40,659
Anglo American Platinum Ltd. 310 23,653
Aspen Pharmacare Holdings Ltd. 2,153 18,765
Bid Corp. Ltd. 1,930 35,450
Capitec Bank Holdings Ltd. 503 60,146
Discovery Ltd.
(b)
2,755 21,216
Exxaro Resources Ltd. 1,146 13,888
Firstrand Ltd. 29,347 115,472
Gold Fields Ltd. 4,736 43,783
Impala Platinum Holdings Ltd. 4,497 49,817

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
South Africa – 3.2% (continued)
Kumba Iron Ore Ltd. 291 8,604
MTN Group Ltd. 9,408 78,548
Naspers Ltd., Class N 1,151 162,806
Nedbank Group Ltd. 2,474 32,211
Pepkor Holdings Ltd.
(a)
6,936 8,410
Sanlam Ltd. 9,810 32,099
Sasol Ltd.
(b)
3,110 65,273
Shoprite Holdings Ltd. 2,655 35,737
Sibanye Stillwater Ltd. 14,390 35,000
Standard Bank Group Ltd. 7,048 67,686
Vodacom Group Ltd. 3,980 32,952
982,175
South Korea – 11.9%
Amorepacific Corp. 158 15,689
Celltrion Healthcare Co. Ltd. 490 27,308
Celltrion , Inc. 542 79,270
Doosan Enerbility Co. Ltd.
(b)
2,158 31,147
Ecopro Bm Co. Ltd. 264 24,264
Hana Financial Group, Inc. 1,674 47,935
HMM Co. Ltd. 1,973 37,741
HYBE Co. Ltd.
(b)
99 13,374
Hyundai Glovis Co. Ltd. 119 16,672
Hyundai Heavy Industries Co. Ltd.
(b)
100 9,622
Hyundai Mobis Co. Ltd. 346 60,858
Hyundai Motor Co. 797 120,246
Industrial Bank of Korea 1,463 10,575
Kakao Corp. 1,643 94,601
Kakaobank Corp.
(b)
189 4,495
Kakaopay Corp.
(b)
95 4,600
KB Financial Group, Inc. 2,098 78,245
KIA Corp. 1,462 91,382
Korea Electric Power Corp.
(b)
1,359 23,381
Korea Zinc Co. Ltd. 70 25,729
Korean Air Lines Co. Ltd.
(b)
940 18,306
KT Corp. 647 18,801
KT&G Corp. 568 35,809
L&F Co. Ltd.
(b)
131 23,062
LG Chem Ltd. 254 117,899
LG Corp. 629 39,267
LG Electronics, Inc. 559 40,620
LG Energy Solution
(b)
186 60,420
LG H&h Co. Ltd. 45 26,984
LG Innotek Co. Ltd. 73 20,398
Lotte Chemical Corp. 67 9,103
NAVER Corp. 783 156,106
NCSoft Corp. 81 23,226
Netmarble Corp.
(a)
132 7,326
POSCO Chemical Co. Ltd. 154 15,588
POSCO Holdings, Inc. 396 73,768
Samsung Biologics Co. Ltd.
(a),(b)
93 61,924
Samsung C&T Corp. 492 45,636
Samsung Electro-Mechanics Co. Ltd. 312 34,224
Samsung Electronics Co. Ltd. 27,263 1,288,545
Samsung Fire & Marine Insurance Co. Ltd. 181 27,517
Samsung Heavy Industries Co. Ltd.
(b)
3,863 16,712
Samsung Life Insurance Co. Ltd. 480 22,428
Samsung SDI Co. Ltd. 299 130,961
Samsung SDS Co. Ltd. 229 23,974
Shinhan Financial Group Co. Ltd. 2,672 73,428
SK Biopharmaceuticals Co. Ltd.
(b)
139 8,346
SK Bioscience Co. Ltd.
(b)
108 10,142
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
South Korea – 11.9% (continued)
SK Holdings Co. Ltd. 208 35,224
SK Hynix, Inc. 2,866 215,981
SK Ie Technology Co. Ltd.
(a),(b)
144 9,067
SK Innovation Co. Ltd.
(b)
287 41,423
SK Square Co. Ltd.
(b)
474 15,598
SK Telecom Co. Ltd. 461 19,021
S-Oil Corp. 226 15,970
Woori Financial Group, Inc. 2,840 26,015
Yuhan Corp. 252 11,212
3,637,165
Taiwan – 13.8%
Advantech Co. Ltd. 2,299 26,299
ASE Technology Holding Co. Ltd. 18,000 51,942
Asustek Computer, Inc. 4,000 37,607
Auo Corp. 47,000 20,956
Cathay Financial Holding Co. Ltd. 47,000 71,424
Chailease Holding Co. Ltd. 8,026 56,695
Chang Hwa Commercial Bank Ltd. 25,926 15,413
China Development Financial Holding Corp. 90,000 38,776
China Steel Corp. 71,000 65,686
Chunghwa Telecom Co. Ltd. 20,000 81,160
CTBC Financial Holding Co. Ltd. 105,000 80,483
Delta Electronics, Inc. 11,000 94,786
E Ink Holdings, Inc. 5,000 32,648
E.Sun Financial Holding Co. Ltd. 73,862 67,841
Eva Airways Corp.
(b)
14,000 15,851
Evergreen Marine Corp. Taiwan Ltd. 14,000 44,655
Far Eastone Telecommunications Co. Ltd. 9,000 22,695
Feng Tay Enterprise Co. Ltd. 2,600 14,502
First Financial Holding Co. Ltd. 56,529 50,976
Formosa Chemicals & Fibre Corp. 22,000 51,435
Formosa Petrochemical Corp. 8,000 22,578
Formosa Plastics Corp. 24,000 73,745
Fubon Financial Holding Co. Ltd. 42,801 80,196
Globalwafers Co. Ltd. 1,000 15,163
Hon Hai Precision Industry Co. Ltd. 67,000 243,913
Hotai Motor Co. Ltd. 2,000 40,346
Hua Nan Financial Holdings Co. Ltd. 45,589 35,173
Largan Precision Co. Ltd. 152 10,610
MediaTek , Inc. 9,000 205,304
Mega Financial Holding Co. Ltd. 57,000 67,393
Nan Ya Plastics Corp. 28,000 62,937
Nan Ya Printed Circuit Board Corp. 1,000 8,032
Nanya Technology Corp. 6,000 10,481
Novatek Microelectronics Corp. 3,000 26,552
Pegatron Corp. 10,000 20,774
Powerchip Semiconductor Manufacturing Corp. 14,000 16,482
President Chain Store Corp. 3,000 28,356
Quanta Computer, Inc. 15,000 42,383
Realtek Semiconductor Corp. 3,000 34,267
Shanghai Commercial & Savings Bank Ltd. (The) 21,000 35,139
SinoPac Financial Holdings Co. Ltd. 45,000 25,400
Taishin Financial Holding Co. Ltd. 62,036 32,529
Taiwan Cement Corp. 32,117 41,566
Taiwan Cooperative Financial Holding Co. Ltd. 56,934 52,102
Taiwan Mobile Co. Ltd. 8,000 27,120
Taiwan Semiconductor Manufacturing Co. Ltd. 100,000 1,700,010
Unimicron Technology Corp. 7,000 37,056
Uni -President Enterprises Corp. 25,000 58,782
United Microelectronics Corp. 61,000 81,799
Vanguard International Semiconductor Corp. 5,000 12,024

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
Taiwan – 13.8% (continued)
Wan HAI Lines Ltd. 7,590 27,124
Wiwynn Corp. 369 9,071
Yageo Corp. 2,000 22,845
Yang Ming Marine Transport Corp. 9,000 26,933
Yuanta Financial Holding Co. Ltd. 68,640 45,850
4,221,865
Tanzania – 0.1%
AngloGold Ashanti Ltd. 2,115 31,249
Thailand – 1.7%
Advanced INFO Service PCL, NVDR 5,500 30,033
Airports of Thailand PCL, NVDR
(b)
23,500 44,849
Asset World Corp. PCL, NVDR 44,700 6,072
Bangkok Bank PCL, NVDR 3,400 12,238
Bangkok Dusit Medical Services PCL, NVDR 21,200 15,406
Bank of Ayudhya PCL, NVDR 11,100 9,499
Central Pattana PCL, NVDR 7,100 12,248
Central Retail Corp. PCL, NVDR 17,600 17,452
Charoen Pokphand Foods PCL, NVDR 15,400 10,564
CP ALL PCL, NVDR 22,700 37,772
Delta Electronics Thailand PCL, NVDR 2,300 29,617
Energy Absolute PCL, NVDR 9,900 21,852
Global Power Synergy PCL, NVDR 3,500 6,442
Gulf Energy Development PCL, NVDR 26,220 33,656
Home Product Center PCL, NVDR 27,100 9,792
Indorama Ventures PCL, NVDR 11,400 13,549
Intouch Holdings PCL, NVDR 6,300 11,980
Jasmine Technology Solution PCL, NVDR
(b)
1,000 2,594
Kasikornbank PCL, NVDR 5,700 22,608
Krung Thai Bank PCL, NVDR 19,300 8,337
Krungthai Card PCL, NVDR 5,800 9,021
Minor International PCL, NVDR
(b)
13,900 12,650
PTT Exploration & Production PCL, NVDR 7,300 32,226
PTT Global Chemical PCL, NVDR 7,600 9,136
PTT Oil & Retail Business PCL, NVDR 13,900 9,535
PTT PCL, NVDR 42,900 40,499
SCB X PCL, NVDR 4,200 11,581
SCG Packaging PCL, NVDR 5,700 7,897
Siam Cement PCL (The), NVDR 1,200 12,160
Siam Makro PCL, NVDR 8,000 7,389
True Corp. PCL, NVDR 85,300 10,984
519,638
Turkey – 0.1%
Enka Insaat ve Sanayi AS 10,720 11,201
Eregli Demir ve Celik Fabrikalari TAS 7,006 10,800
Ford Otomotiv Sanayi AS 323 5,459
KOC Holding AS 5,760 11,831
Sasa Polyester Sanayi AS
(b)
1,695 4,208
Turkiye Garanti Bankasi AS 3,108 2,519
46,018
United Arab Emirates – 2.3%
Abu Dhabi Commercial Bank PJSC 14,301 35,509
Abu Dhabi National Oil Co. for Distribution PJSC 12,056 14,048
Aldar Properties PJSC 19,838 26,465
Alpha Dhabi Holding PJSC
(b)
6,250 42,029
Dubai Islamic Bank PJSC 14,682 23,504
Emaar Properties PJSC 20,869 31,249
Emirates NBD Bank PJSC 12,457 46,802
Emirates Telecommunications Group Co. PJSC 18,165 137,979
Fertiglobe PLC 5,849 7,628
First Abu Dhabi Bank PJSC 24,128 127,568
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
United Arab Emirates – 2.3% (continued)
International Holdings Co. PJSC
(b)
2,503 201,573
694,354
United States – 0.1%
JBS SA 3,729 22,899
Total Common Stocks (cost $28,209,334) 29,564,497
Principal
Amount ($)
Corporate Bonds – 0.0%
India – 0.0%
Britannia Industries Ltd., Series N3, 5.50%,
6/03/2024 19,575 243
Total Corporate Bonds (cost $269) 243
Shares
Preferred Stocks – 2.6%
Brazil – 1.5%
Banco Bradesco SA, 3.59% 30,276 101,579
Centrais Eletricas Brasileiras SA, Class B, 3.22% 1,473 13,415
Gerdau SA, 13.98% 5,963 28,197
Itau Unibanco Holding SA, 2.57% 25,213 114,859
Itausa - Investimentos Itau SA, 6.05% 27,002 45,038
Petroleo Brasileiro SA, 23.92% 23,681 156,034
459,122
Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
4.36% 767 76,142
Colombia – 0.1%
Bancolombia SA, 5.47% 2,226 16,361
Russia – 0.0%
Sberbank of Russia PJSC, 14.35%
(d)
4,890 0
Surgutneftegas PJSC, 16.25%
(d)
37,000 0
Tatneft PJSC, Series 3, 11.37%
(d)
266 0
0
South Korea – 0.8%
Amorepacific Corp., 2.08% 50 1,847
Hyundai Motor Co., 5.45% 160 11,602
Hyundai Motor Co., 5.66% 35 2,419
Hyundai Motor Co., 5.39% 115 8,330
LG Chem Ltd., 4.07% 40 8,960
LG Electronics, Inc., 1.93% 102 3,635
LG H&h Co. Ltd., 3.08% 7 2,040
Samsung Electro-Mechanics Co. Ltd., 2.75% 16 976
Samsung Electronics Co. Ltd., 2.58% 4,487 196,874
Samsung Fire & Marine Insurance Co. Ltd.,
7.67% 21 2,546
Samsung SDI Co. Ltd., 0.36% 2 452
239,681
Total Preferred Stocks (cost $603,757) 791,306
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(e)(f)
(cost $26,908) 26,908 26,908
Total Investments (cost $28,840,268) 99.5% 30,382,954
Cash and Receivables (Net) 0.5% 145,071
Net Assets 100.0% 30,528,025
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt

See Notes to Statements of Investments
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $1,360,196 or 4.46% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $25,601 and the value of the collateral was $26,908, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at July 31, 2022. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of July 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Market Index 5 9/16/2022 246,982 249,625 2,643

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.3%
American Express Credit Account Master Trust,
Series 2022-2, Class A, 3.39%, 5/17/2027 100,000 100,360
Barclays Dryrock Issuance Trust, Series 2022-1,
Class A, 3.07%, 2/15/2028 100,000 99,382
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 3/15/2027 40,000 39,520
Series 2022-A2, Class A, 3.49%, 5/15/2027 75,000 75,482
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 38,183
CarMax Auto Owner Trust, Series 2021-4, Class
A4, 0.82%, 4/15/2027 140,000 130,428
Ford Credit Auto Lease Trust
Series 2021-B, Class A3, 0.37%, 10/15/2024 60,000 58,296
Series 2022-A, Class A3, 3.23%, 5/15/2025 100,000 99,500
Ford Credit Auto Owner Trust, Series 2022-A,
Class A3, 1.29%, 6/15/2026 30,000 28,840
Mercedes-Benz Auto Lease Trust, Series 2021-A,
Class A4, 0.32%, 10/15/2026 35,000 33,996
Synchrony Credit Card Master Note Trust, Series
2018-2, Class A, 3.47%, 5/15/2026 125,000 124,912
Toyota Auto Receivables Owner Trust, Series
2020-D, Class A4, 0.47%, 1/15/2026 90,000 85,548
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 93,737
World Omni Select Auto Trust, Series 2021-A,
Class A3, 0.53%, 3/15/2027 125,000 121,610
Total Asset-Backed Securities (cost
$1,145,602) 1,129,794
Commercial Mortgage-Backed Securities – 1.1%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 85,675
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 46,774
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 375,000 325,523
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 48,532
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 190,000 188,392
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 44,204
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 23,512
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 55,107
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 44,190
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 43,401
Series 2018-B3, Class A3, 3.75%, 4/10/2051 175,000 173,316
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 106,334
Series 2022-B32, Class A5, 3.00%, 1/15/2055 150,000 139,280
Series 2022-B34, Class A5, 3.79%, 4/15/2055 100,000 98,764
Citigroup Commercial Mortgage Trust, Series
2015-GC35, Class A4, 3.82%, 11/10/2048 100,000 99,399
COMM Mortgage Trust
Series 2014-UBS6, Class AM, 4.05%,
12/10/2047 125,000 122,470
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 91,410 89,753
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 49,696
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.1% (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 108,000 103,975
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 49,520
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 77,407
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 24,524
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 98,495
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C17, Class A5, 3.74%, 8/15/2047 35,000 34,743
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 146,799
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 49,299
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 91,598
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 30,000 29,687
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 72,699
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 59,329
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 95,140
Series 2017-C41, Class A3, 3.21%,
11/15/2050 500,000 483,623
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,776
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 147,781
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 91,613
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 48,945
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 29,651
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 9,917
Total Commercial Mortgage-Backed
Securities (cost $3,842,215) 3,538,843
Corporate Bonds – 24.1%
Basic Materials – 0.7%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 27,946
2.70%, 5/15/2040 50,000 41,861
2.80%, 5/15/2050 35,000 27,799
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 34,050
Celanese US Holdings LLC
5.90%, 7/05/2024 50,000 50,376
6.05%, 3/15/2025 50,000 50,437
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 75,449
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 18,413
DuPont de Nemours, Inc.
4.49%, 11/15/2025 15,000 15,385
5.42%, 11/15/2048 100,000 102,595
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 45,308
Ecolab, Inc.
4.80%, 3/24/2030 35,000 37,424

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Basic Materials – 0.7% (continued)
1.30%, 1/30/2031
(a)
20,000 16,699
2.13%, 8/15/2050 10,000 6,701
2.75%, 8/18/2055 10,000 7,399
EI du Pont de Nemours and Co., 1.70%,
7/15/2025 130,000 124,241
Fibria Overseas Finance Ltd., 5.50%, 1/17/2027 50,000 50,337
FMC Corp.
3.45%, 10/01/2029 50,000 46,932
4.50%, 10/01/2049 25,000 21,886
Freeport-McMoRan, Inc.
4.25%, 3/01/2030 50,000 46,902
5.45%, 3/15/2043 20,000 18,727
Georgia-Pacific LLC, 8.00%, 1/15/2024 70,000 74,392
Huntsman International LLC
4.50%, 5/01/2029 10,000 9,516
2.95%, 6/15/2031 50,000 42,458
International Flavors & Fragrances, Inc., 5.00%,
9/26/2048 20,000 19,460
International Paper Co.
7.30%, 11/15/2039 20,000 23,901
4.80%, 6/15/2044 88,000 84,702
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 12,287
LYB International Finance III LLC
2.25%, 10/01/2030 84,000 71,707
3.38%, 10/01/2040 20,000 15,973
3.63%, 4/01/2051 33,000 25,306
3.80%, 10/01/2060 10,000 7,323
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 8,741
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,084
4.88%, 11/15/2041 10,000 9,332
NewMarket Corp., 2.70%, 3/18/2031 25,000 21,088
Newmont Corp., 4.88%, 3/15/2042 35,000 34,843
Nucor Corp., 2.00%, 6/01/2025 80,000 76,811
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,921
2.95%, 5/13/2030 70,000 64,131
3.95%, 5/13/2050 15,000 13,317
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033 50,000 59,531
Sherwin-Williams Co. (The)
2.30%, 5/15/2030 25,000 21,782
4.00%, 12/15/2042 40,000 34,090
3.30%, 5/15/2050 25,000 19,120
Southern Copper Corp.
3.88%, 4/23/2025 30,000 29,713
5.88%, 4/23/2045 20,000 20,954
Steel Dynamics, Inc., 3.25%, 10/15/2050 25,000 17,684
Suzano Austria GmbH
5.00%, 1/15/2030 20,000 19,248
Series DM3N, 3.13%, 1/15/2032 130,000 105,315
Vale Overseas Ltd.
6.25%, 8/10/2026 130,000 138,936
3.75%, 7/08/2030 175,000 159,235
Westlake Corp., 5.00%, 8/15/2046 25,000 24,039
2,161,807
Communications – 2.3%
Alphabet, Inc.
3.38%, 2/25/2024 75,000 75,645
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Communications – 2.3% (continued)
1.10%, 8/15/2030 24,000 20,485
2.05%, 8/15/2050 60,000 42,659
2.25%, 8/15/2060 10,000 6,962
Amazon.com, Inc.
0.80%, 6/03/2025 25,000 23,560
3.30%, 4/13/2027 40,000 40,238
1.20%, 6/03/2027 100,000 91,634
3.15%, 8/22/2027 200,000 200,007
1.65%, 5/12/2028 25,000 22,976
1.50%, 6/03/2030 25,000 21,741
2.10%, 5/12/2031 25,000 22,529
3.60%, 4/13/2032 35,000 35,413
2.88%, 5/12/2041 30,000 25,318
4.05%, 8/22/2047 35,000 34,616
2.50%, 6/03/2050 50,000 37,390
4.25%, 8/22/2057 25,000 25,143
2.70%, 6/03/2060 10,000 7,229
3.25%, 5/12/2061 60,000 49,224
4.10%, 4/13/2062 40,000 38,686
America Movil SAB de CV
2.88%, 5/07/2030 360,000 331,709
6.13%, 3/30/2040 70,000 79,396
AT&T, Inc.
3.88%, 1/15/2026 110,000 110,671
1.70%, 3/25/2026 25,000 23,280
2.95%, 7/15/2026 50,000 48,679
3.80%, 2/15/2027 30,000 30,061
4.10%, 2/15/2028 25,000 25,060
4.30%, 2/15/2030 25,000 25,069
2.75%, 6/01/2031 50,000 44,811
2.25%, 2/01/2032 50,000 42,603
2.55%, 12/01/2033 50,000 42,334
4.85%, 3/01/2039 35,000 34,625
3.50%, 6/01/2041 25,000 20,975
3.10%, 2/01/2043 40,000 31,249
4.55%, 3/09/2049 50,000 46,830
3.30%, 2/01/2052 200,000 153,113
3.50%, 9/15/2053 119,000 93,920
3.55%, 9/15/2055 50,000 38,889
5.70%, 3/01/2057 50,000 54,979
3.80%, 12/01/2057 65,000 52,670
3.65%, 9/15/2059 50,000 39,019
3.85%, 6/01/2060 45,000 36,402
Bell Telephone Co. of Canada or Bell Canada
(The), 4.30%, 7/29/2049 50,000 46,379
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 50,581
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 25,170
4.91%, 7/23/2025 210,000 212,704
4.20%, 3/15/2028 25,000 24,143
5.05%, 3/30/2029 50,000 49,767
2.80%, 4/01/2031 50,000 42,235
2.30%, 2/01/2032 45,000 35,907
6.38%, 10/23/2035 25,000 26,255
3.50%, 6/01/2041 45,000 33,021
5.75%, 4/01/2048 50,000 46,288
5.13%, 7/01/2049 75,000 64,883
4.80%, 3/01/2050 10,000 8,247
3.70%, 4/01/2051 15,000 10,520

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Communications – 2.3% (continued)
3.85%, 4/01/2061 100,000 69,155
4.40%, 12/01/2061 10,000 7,434
Cisco Systems, Inc.
2.95%, 2/28/2026 25,000 25,004
5.50%, 1/15/2040 25,000 28,526
Comcast Corp.
2.35%, 1/15/2027 45,000 43,082
3.55%, 5/01/2028 50,000 49,840
4.15%, 10/15/2028 25,000 25,660
1.50%, 2/15/2031 50,000 41,943
4.20%, 8/15/2034 150,000 150,963
5.65%, 6/15/2035 25,000 28,429
4.60%, 10/15/2038 25,000 25,314
6.55%, 7/01/2039 100,000 123,093
3.25%, 11/01/2039 143,000 123,101
3.75%, 4/01/2040 15,000 13,725
4.70%, 10/15/2048 100,000 101,227
2.80%, 1/15/2051 20,000 14,828
4.95%, 10/15/2058 90,000 93,761
2.65%, 8/15/2062 50,000 33,865
2.99%, 11/01/2063 185,000 133,256
Corning, Inc.
3.90%, 11/15/2049 50,000 41,259
4.38%, 11/15/2057 35,000 30,550
5.85%, 11/15/2068 50,000 50,633
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 10,000 12,776
9.25%, 6/01/2032 100,000 136,934
Discovery Communications LLC
3.95%, 3/20/2028 25,000 24,120
3.63%, 5/15/2030 100,000 91,779
4.88%, 4/01/2043 25,000 21,658
4.00%, 9/15/2055 24,000 17,423
eBay, Inc.
4.00%, 7/15/2042 100,000 87,953
3.65%, 5/10/2051 3,000 2,428
Fox Corp.
4.71%, 1/25/2029 10,000 10,172
3.50%, 4/08/2030 10,000 9,391
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 45,679
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,076
3.75%, 8/15/2029 50,000 47,158
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 36,806
5.50%, 9/01/2044 22,000 21,100
Omnicom Group, Inc., 2.60%, 8/01/2031
(a)
25,000 21,682
Paramount Global
2.90%, 1/15/2027 37,000 35,035
4.38%, 3/15/2043 120,000 96,395
5.85%, 9/01/2043 25,000 24,155
4.95%, 5/19/2050
(a)
110,000 94,661
Rogers Communications, Inc.
4.10%, 10/01/2023 100,000 100,567
2.90%, 11/15/2026 35,000 33,594
TCI Communications, Inc., 7.88%, 2/15/2026 100,000 113,572
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 34,770
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Communications – 2.3% (continued)
TELUS Corp.
2.80%, 2/16/2027 80,000 77,146
4.60%, 11/16/2048 50,000 48,434
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 10,838
5.50%, 9/01/2041 125,000 114,438
T-Mobile USA, Inc.
1.50%, 2/15/2026 20,000 18,458
2.25%, 2/15/2026 50,000 46,678
2.63%, 4/15/2026 50,000 47,123
3.75%, 4/15/2027 10,000 9,855
2.05%, 2/15/2028 30,000 26,852
2.40%, 3/15/2029 100,000 88,965
3.88%, 4/15/2030 10,000 9,617
2.55%, 2/15/2031 20,000 17,443
4.38%, 4/15/2040 50,000 46,564
4.50%, 4/15/2050 10,000 9,198
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 15,000 14,393
VeriSign, Inc.
5.25%, 4/01/2025 100,000 101,862
4.75%, 7/15/2027 35,000 34,817
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 29,097
4.33%, 9/21/2028 150,000 153,848
1.75%, 1/20/2031 80,000 66,866
2.55%, 3/21/2031 175,000 155,596
2.36%, 3/15/2032 50,000 43,167
2.65%, 11/20/2040 20,000 15,393
3.40%, 3/22/2041 35,000 29,901
2.85%, 9/03/2041 50,000 39,320
4.86%, 8/21/2046 50,000 51,533
4.52%, 9/15/2048 150,000 147,118
2.88%, 11/20/2050 55,000 40,607
5.01%, 8/21/2054 25,000 26,073
4.67%, 3/15/2055 25,000 24,876
3.00%, 11/20/2060 10,000 7,179
3.70%, 3/22/2061 50,000 40,989
Vodafone Group PLC
4.13%, 5/30/2025 54,000 54,662
4.38%, 5/30/2028 25,000 25,447
5.25%, 5/30/2048 10,000 9,980
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 252,647
3.80%, 3/22/2030 150,000 150,495
2.65%, 1/13/2031 175,000 161,036
3.50%, 5/13/2040 30,000 26,891
7,562,833
Consumer, Cyclical – 1.4%
Advance Auto Parts, Inc., 1.75%, 10/01/2027 106,000 93,001
American Airlines Pass-Through Trust, Series
2017-1, Class AA, 3.65%, 2/15/2029 37,875 34,359
American Honda Finance Corp., 1.20%,
7/08/2025 20,000 18,794
AutoNation, Inc., 4.75%, 6/01/2030 25,000 24,101
AutoZone, Inc.
3.25%, 4/15/2025 15,000 14,821
3.63%, 4/15/2025 25,000 24,988
Brunswick Corp., 0.85%, 8/18/2024 100,000 93,435

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Cyclical – 1.4% (continued)
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 45,082
Costco Wholesale Corp., 3.00%, 5/18/2027 33,000 32,965
Cummins, Inc., 2.60%, 9/01/2050 50,000 36,366
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 30,484
Darden Restaurants, Inc., 4.55%, 2/15/2048 70,000 59,339
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 48,373
Dollar General Corp., 3.50%, 4/03/2030 10,000 9,569
General Motors Co.
6.13%, 10/01/2025 150,000 157,708
4.20%, 10/01/2027
(a)
150,000 146,591
6.80%, 10/01/2027 50,000 54,105
6.60%, 4/01/2036 15,000 15,817
5.15%, 4/01/2038 100,000 90,414
5.20%, 4/01/2045 50,000 43,498
General Motors Financial Co., Inc.
1.70%, 8/18/2023 10,000 9,769
4.00%, 10/06/2026 50,000 49,120
4.35%, 1/17/2027 20,000 19,666
2.35%, 1/08/2031 45,000 36,208
2.70%, 6/10/2031 50,000 40,938
Genuine Parts Co., 1.88%, 11/01/2030 25,000 20,454
Hasbro, Inc.
3.55%, 11/19/2026 50,000 48,537
3.50%, 9/15/2027 25,000 24,191
3.90%, 11/19/2029 50,000 47,437
6.35%, 3/15/2040 50,000 53,239
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 25,165
2.50%, 4/15/2027 55,000 53,577
0.90%, 3/15/2028 100,000 87,972
1.38%, 3/15/2031 61,000 51,474
4.25%, 4/01/2046 150,000 147,559
3.50%, 9/15/2056 15,000 12,968
Honda Motor Co., Ltd.
2.27%, 3/10/2025 300,000 291,807
2.97%, 3/10/2032 300,000 281,034
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 50,445
4.38%, 9/15/2028 25,000 24,172
6.00%, 4/23/2030 25,000 25,843
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 11/15/2032 36,074 33,572
Kohl's Corp., 3.38%, 5/01/2031
(a)
50,000 37,662
Lear Corp., 5.25%, 5/15/2049 50,000 44,846
Lennar Corp., 4.75%, 5/30/2025 80,000 81,001
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 66,550
1.70%, 10/15/2030 40,000 33,521
4.05%, 5/03/2047 10,000 8,882
3.00%, 10/15/2050 10,000 7,353
3.50%, 4/01/2051 30,000 24,034
Magallanes, Inc.
5.14%, 3/15/2052
(b)
150,000 131,062
5.39%, 3/15/2062
(b)
150,000 131,546
Magna International, Inc., 2.45%, 6/15/2030 20,000 17,688
Marriott International, Inc.
3.75%, 10/01/2025 100,000 99,025
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Cyclical – 1.4% (continued)
Series AA, 4.65%, 12/01/2028 50,000 50,168
McDonald's Corp.
3.30%, 7/01/2025 60,000 60,002
2.63%, 9/01/2029 20,000 18,628
4.88%, 12/09/2045 30,000 31,369
4.45%, 3/01/2047 50,000 49,087
4.45%, 9/01/2048 40,000 39,587
MDC Holdings, Inc., 6.00%, 1/15/2043 40,000 34,235
Nike, Inc.
2.40%, 3/27/2025 100,000 98,637
2.38%, 11/01/2026 40,000 38,903
3.25%, 3/27/2040 40,000 35,845
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 16,500
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 47,928
PulteGroup, Inc., 6.00%, 2/15/2035 50,000 50,943
PVH Corp., 4.63%, 7/10/2025 50,000 50,059
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 20,614
5.13%, 6/15/2027 25,000 25,892
2.63%, 2/10/2030 5,000 4,339
Starbucks Corp.
2.00%, 3/12/2027 25,000 23,319
4.50%, 11/15/2048 25,000 24,061
4.45%, 8/15/2049 40,000 37,912
Target Corp.
2.25%, 4/15/2025 200,000 196,030
2.50%, 4/15/2026 50,000 49,117
3.63%, 4/15/2046 25,000 22,527
Toyota Motor Corp.
0.68%, 3/25/2024 50,000 48,037
2.36%, 7/02/2024 100,000 98,633
Toyota Motor Credit Corp., 1.15%, 8/13/2027 20,000 17,928
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,926 13,405
Series 2013-1, Class A, 4.30%, 8/15/2025 31,402 29,788
Series 2018-1 , Class AA, 3.50%, 3/01/2030 83,390 75,222
Walgreens Boots Alliance, Inc., 4.80%,
11/18/2044 25,000 23,113
Walmart, Inc.
5.88%, 4/05/2027 77,000 86,270
1.50%, 9/22/2028 50,000 45,572
2.38%, 9/24/2029 3,000 2,818
3.95%, 6/28/2038 10,000 10,104
2.50%, 9/22/2041 50,000 40,989
4.05%, 6/29/2048 60,000 61,294
Whirlpool Corp., 4.75%, 2/26/2029 10,000 10,228
4,781,230
Consumer, Non-cyclical – 3.9%
Abbott Laboratories
3.40%, 11/30/2023 20,000 20,132
6.00%, 4/01/2039 25,000 29,183
4.90%, 11/30/2046 20,000 22,125
AbbVie, Inc.
3.85%, 6/15/2024 50,000 50,265
2.60%, 11/21/2024 150,000 146,795
3.20%, 11/21/2029 45,000 42,893
4.05%, 11/21/2039 35,000 32,943
4.40%, 11/06/2042 45,000 42,975

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Non-cyclical – 3.9% (continued)
4.70%, 5/14/2045 75,000 74,620
4.25%, 11/21/2049 150,000 140,795
Adventist Health System/West, 3.63%,
3/01/2049 100,000 86,059
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 50,687
Series 2020, 2.21%, 6/15/2030 15,000 13,224
Aetna, Inc.
6.63%, 6/15/2036 50,000 58,411
4.75%, 3/15/2044 35,000 33,498
3.88%, 8/15/2047 50,000 43,168
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 28,476
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 53,781
Altria Group, Inc.
4.40%, 2/14/2026 10,000 10,105
3.40%, 5/06/2030 150,000 131,936
2.45%, 2/04/2032 35,000 27,424
5.80%, 2/14/2039 75,000 70,721
3.40%, 2/04/2041 50,000 34,504
4.50%, 5/02/2043 40,000 30,923
4.45%, 5/06/2050 15,000 11,209
4.00%, 2/04/2061 10,000 6,892
AmerisourceBergen Corp., 3.45%, 12/15/2027 50,000 49,355
Amgen, Inc.
3.63%, 5/22/2024 50,000 50,313
2.30%, 2/25/2031 45,000 40,102
4.40%, 5/01/2045 225,000 217,452
4.56%, 6/15/2048 20,000 19,605
2.77%, 9/01/2053 10,000 7,144
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 15,000 15,090
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/2043 65,000 57,634
4.90%, 2/01/2046 25,000 24,859
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 108,099
4.90%, 1/23/2031 75,000 80,304
4.38%, 4/15/2038 25,000 24,296
8.20%, 1/15/2039 25,000 33,819
5.45%, 1/23/2039 25,000 26,850
8.00%, 11/15/2039 25,000 32,752
4.35%, 6/01/2040 100,000 95,667
4.95%, 1/15/2042 25,000 25,589
3.75%, 7/15/2042 30,000 25,991
5.80%, 1/23/2059 45,000 50,704
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 24,471
4.54%, 3/26/2042 87,000 89,382
Ascension Health
3.95%, 11/15/2046 25,000 23,535
4.85%, 11/15/2053 25,000 26,925
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 69,368
AstraZeneca PLC
3.50%, 8/17/2023 65,000 65,194
0.70%, 4/08/2026 90,000 81,868
4.38%, 11/16/2045 75,000 76,291
Banner Health, 2.34%, 1/01/2030 25,000 22,456
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 20,378
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Non-cyclical – 3.9% (continued)
BAT Capital Corp.
3.22%, 8/15/2024 150,000 147,310
3.22%, 9/06/2026 40,000 37,877
4.39%, 8/15/2037 20,000 16,539
5.28%, 4/02/2050 50,000 40,696
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 27,173
Baxalta , Inc., 4.00%, 6/23/2025 15,000 15,014
Baxter International, Inc.
0.87%, 12/01/2023 50,000 48,230
1.92%, 2/01/2027 50,000 46,128
2.54%, 2/01/2032
(a)
50,000 43,390
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 49,648
3.73%, 12/15/2024 10,000 10,031
3.70%, 6/06/2027 10,000 9,906
3.79%, 5/20/2050 20,000 17,405
Biogen, Inc., 2.25%, 5/01/2030 25,000 21,360
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 9,550
2.65%, 6/01/2030 25,000 22,782
Bristol-Myers Squibb Co.
3.90%, 2/20/2028 10,000 10,264
1.45%, 11/13/2030 10,000 8,587
2.95%, 3/15/2032 15,000 14,409
2.35%, 11/13/2040 20,000 15,655
3.55%, 3/15/2042 10,000 9,217
4.55%, 2/20/2048 28,000 28,701
2.55%, 11/13/2050 20,000 14,837
3.70%, 3/15/2052 100,000 90,762
3.90%, 3/15/2062 25,000 22,696
Brown University in Providence in the State of
Rhode Island and Providence Plant, Series A,
2.92%, 9/01/2050 30,000 24,248
California Institute of Technology, 4.70%,
11/01/2111 125,000 125,770
Campbell Soup Co.
2.38%, 4/24/2030 29,000 25,355
3.13%, 4/24/2050 15,000 11,326
Cardinal Health, Inc.
3.08%, 6/15/2024 75,000 74,096
4.60%, 3/15/2043 25,000 22,792
4.50%, 11/15/2044 40,000 35,345
Children's Hospital, Series 2020, 2.93%,
7/15/2050 50,000 36,775
Children's Hospital Medical Center, 4.27%,
5/15/2044 195,000 190,626
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 7/01/2050 10,000 7,267
Cigna Corp.
0.61%, 3/15/2024 50,000 47,822
4.13%, 11/15/2025 30,000 30,458
4.50%, 2/25/2026 5,000 5,144
3.40%, 3/01/2027 25,000 24,680
3.05%, 10/15/2027 50,000 48,229
2.38%, 3/15/2031 60,000 53,022
3.40%, 3/15/2051 25,000 20,390
City of Hope, Series 2013, 5.62%, 11/15/2043 35,000 38,433

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Non-cyclical – 3.9% (continued)
Coca-Cola Co. (The)
1.45%, 6/01/2027
(a)
125,000 116,678
1.00%, 3/15/2028 20,000 17,882
2.13%, 9/06/2029 50,000 46,347
3.45%, 3/25/2030 15,000 15,075
2.25%, 1/05/2032
(a)
25,000 22,828
3.00%, 3/05/2051 25,000 21,208
2.50%, 3/15/2051 35,000 26,511
Coca-Cola Femsa SAB de CV
2.75%, 1/22/2030 50,000 45,980
1.85%, 9/01/2032 258,000 211,086
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 65,627
CommonSpirit Health
2.76%, 10/01/2024 79,000 77,034
3.35%, 10/01/2029 60,000 55,610
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 65,000 47,748
ConAgra Brands, Inc., 4.30%, 5/01/2024 50,000 50,339
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 40,587
4.50%, 5/09/2047 25,000 23,469
5.25%, 11/15/2048 25,000 25,657
3.75%, 5/01/2050 15,000 12,679
CVS Health Corp.
3.38%, 8/12/2024 100,000 100,129
2.63%, 8/15/2024 22,000 21,755
3.88%, 7/20/2025 25,000 25,311
3.00%, 8/15/2026 10,000 9,793
3.63%, 4/01/2027 10,000 9,987
1.30%, 8/21/2027 20,000 17,870
4.30%, 3/25/2028 10,000 10,176
3.25%, 8/15/2029 30,000 28,365
3.75%, 4/01/2030 15,000 14,593
1.88%, 2/28/2031 45,000 37,673
4.88%, 7/20/2035 100,000 103,780
5.05%, 3/25/2048 40,000 40,520
Danaher Corp., 2.60%, 10/01/2050 50,000 36,827
DENTSPLY SIRONA, Inc., 3.25%, 6/01/2030 50,000 42,961
Elevance Health, Inc.
2.25%, 5/15/2030 10,000 8,882
6.38%, 6/15/2037 10,000 12,007
4.63%, 5/15/2042 35,000 35,178
4.65%, 8/15/2044 15,000 14,947
4.38%, 12/01/2047 10,000 9,775
4.55%, 3/01/2048 28,000 27,701
3.60%, 3/15/2051 10,000 8,576
ELI Lilly & Co., 5.50%, 3/15/2027 25,000 27,459
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 13,438
Equifax, Inc., 2.60%, 12/15/2025 15,000 14,251
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 54,732
General Mills, Inc.
4.20%, 4/17/2028 25,000 25,654
2.88%, 4/15/2030 10,000 9,235
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 18,600
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 18,689
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Non-cyclical – 3.9% (continued)
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 25,123
3.65%, 3/01/2026 40,000 40,133
2.95%, 3/01/2027 25,000 24,347
1.65%, 10/01/2030 25,000 21,364
4.50%, 2/01/2045 25,000 24,277
4.75%, 3/01/2046 150,000 150,521
2.80%, 10/01/2050 25,000 18,307
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/2038 70,000 86,642
GSK Consumer Healthcare Capital US LLC,
3.63%, 3/24/2032
(b)
50,000 48,466
GXO Logistics, Inc.
1.65%, 7/15/2026 50,000 43,776
2.65%, 7/15/2031 50,000 38,865
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 34,780
HCA, Inc.
5.00%, 3/15/2024 60,000 60,862
5.25%, 4/15/2025 10,000 10,196
4.50%, 2/15/2027 50,000 49,777
4.13%, 6/15/2029 50,000 48,139
5.25%, 6/15/2049 5,000 4,686
Hershey Co. (The), 2.05%, 11/15/2024 40,000 39,024
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 35,153
Humana, Inc., 3.85%, 10/01/2024 30,000 30,145
Illumina, Inc., 2.55%, 3/23/2031 100,000 84,296
Indiana Universal Health, Inc. Obligated Group,
3.97%, 11/01/2048 50,000 46,982
Inova Health System Foundation, 4.07%,
5/15/2052 25,000 23,548
JM Smucker Co. (The)
3.50%, 3/15/2025 40,000 40,037
2.38%, 3/15/2030 88,000 77,413
2.13%, 3/15/2032
(a)
50,000 42,107
Johns Hopkins University, Series A, 2.81%,
1/01/2060 25,000 18,592
Johnson & Johnson
2.63%, 1/15/2025 40,000 39,914
0.55%, 9/01/2025 10,000 9,361
2.45%, 3/01/2026 100,000 99,023
1.30%, 9/01/2030 25,000 21,964
2.10%, 9/01/2040 100,000 77,354
Kaiser Foundation Hospitals
4.15%, 5/01/2047 25,000 23,925
Series 2021, 3.00%, 6/01/2051 5,000 3,871
Kellogg Co., 4.30%, 5/15/2028 75,000 76,899
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025 61,000 60,622
3.95%, 4/15/2029
(a)
35,000 34,861
3.20%, 5/01/2030 25,000 23,345
3.80%, 5/01/2050 10,000 8,423
4.50%, 4/15/2052 35,000 32,724
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 40,510
Kraft Heinz Foods Co.
3.00%, 6/01/2026 50,000 48,403
5.20%, 7/15/2045 150,000 148,348
4.38%, 6/01/2046 150,000 132,120
Kroger Co. (The), 4.00%, 2/01/2024 50,000 50,372

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Non-cyclical – 3.9% (continued)
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 5,000 4,957
2.30%, 12/01/2024 40,000 38,681
3.60%, 2/01/2025 10,000 9,983
2.95%, 12/01/2029 50,000 46,066
Leland Stanford Junior University (The), 3.65%,
5/01/2048 30,000 28,500
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049
(a)
25,000 19,965
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 25,585
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 9,908
0.90%, 2/15/2026 20,000 18,120
1.85%, 2/15/2031 15,000 12,476
McKesson Corp., 0.90%, 12/03/2025 20,000 18,261
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 22,831
MedStar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 21,283
Memorial Sloan-Kettering Cancer Center, Series
2015, 4.20%, 7/01/2055 50,000 48,084
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 19,978
0.75%, 2/24/2026 15,000 13,904
2.15%, 12/10/2031 20,000 17,902
3.90%, 3/07/2039 10,000 9,775
4.15%, 5/18/2043 65,000 64,400
2.90%, 12/10/2061 25,000 18,802
Molson Coors Beverage Co.
3.00%, 7/15/2026 50,000 47,803
5.00%, 5/01/2042 25,000 24,698
Mondelez International, Inc., 2.63%, 9/04/2050 75,000 53,720
Montefiore Obligated Group, 4.29%, 9/01/2050 50,000 37,486
Moody's Corp.
3.25%, 1/15/2028 135,000 130,753
4.88%, 12/17/2048 25,000 25,307
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 17,885
Series 2019, 3.74%, 7/01/2049 75,000 62,602
Mylan, Inc.
4.20%, 11/29/2023 25,000 25,050
4.55%, 4/15/2028
(a)
10,000 9,606
New York & Presbyterian Hospital (The), Series
2019, 3.95%, 8/01/2119 60,000 48,368
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 21,916
4.26%, 11/01/2047 50,000 45,228
Northwestern University, 4.64%, 12/01/2044 35,000 36,900
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 47,753
3.10%, 5/17/2027 25,000 25,091
4.40%, 5/06/2044 70,000 73,960
NYU Langone Hospitals
Series 13-A, 5.75%, 7/01/2043 50,000 56,660
4.78%, 7/01/2044 75,000 74,624
Ochsner LSU Health System of North Louisiana,
Series 2021, 2.51%, 5/15/2031 50,000 42,038
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 93,203
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Non-cyclical – 3.9% (continued)
PayPal Holdings, Inc., 3.25%, 6/01/2050 25,000 19,917
PeaceHealth Obligated Group, Series 2020,
3.22%, 11/15/2050 10,000 7,617
PepsiCo, Inc.
3.50%, 7/17/2025 25,000 25,339
2.38%, 10/06/2026 16,000 15,624
3.50%, 3/19/2040 20,000 18,703
3.60%, 8/13/2042 25,000 23,164
2.88%, 10/15/2049
(a)
20,000 16,751
2.75%, 10/21/2051 10,000 8,128
PerkinElmer, Inc.
3.30%, 9/15/2029 50,000 46,139
2.55%, 3/15/2031 50,000 42,474
Pfizer, Inc.
3.60%, 9/15/2028
(a)
55,000 56,464
4.00%, 12/15/2036 20,000 20,569
2.55%, 5/28/2040 125,000 102,959
4.00%, 3/15/2049 25,000 24,719
Pharmacia LLC, 6.60%, 12/01/2028 50,000 57,730
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 45,040
4.13%, 3/04/2043 50,000 40,597
4.25%, 11/10/2044 180,000 149,556
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 41,739
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 34,698
3.00%, 3/25/2030 20,000 19,620
5.55%, 3/05/2037 100,000 121,417
Quanta Services, Inc., 3.05%, 10/01/2041 50,000 36,119
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 49,685
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 37,652
2.80%, 9/15/2050 50,000 36,009
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 23,169
5.85%, 8/15/2045 50,000 43,965
S&P Global, Inc.
2.45%, 3/01/2027
(b)
100,000 95,559
1.25%, 8/15/2030
(a)
10,000 8,287
2.90%, 3/01/2032
(b)
100,000 92,809
3.90%, 3/01/2062
(b)
100,000 91,101
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/2050 25,000 18,308
Sharp HealthCare, Series 20B, 2.68%,
8/01/2050 45,000 31,732
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 24,350
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 37,132
STERIS Irish FinCo UnLtd . Co., 2.70%,
3/15/2031 150,000 131,587
Stryker Corp., 3.38%, 11/01/2025 40,000 39,655
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 32,183
Series 2018, 4.09%, 8/15/2048 50,000 45,470
SYSCO Corp.
4.85%, 10/01/2045 15,000 14,551
3.30%, 2/15/2050 20,000 15,505

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Consumer, Non-cyclical – 3.9% (continued)
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/2023 50,000 50,441
Texas Health Resources, 4.33%, 11/15/2055 35,000 33,339
Thermo Fisher Scientific, Inc., 4.10%,
8/15/2047 25,000 24,802
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 50,000 46,820
6.02%, 11/15/2048 50,000 47,187
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 34,671
Trustees of Princeton University (The), Series
2020, 2.52%, 7/01/2050 25,000 19,237
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 7,737
Tyson Foods, Inc., 4.55%, 6/02/2047 150,000 144,801
Unilever Capital Corp., 2.00%, 7/28/2026 100,000 95,891
UnitedHealth Group, Inc.
3.70%, 12/15/2025 28,000 28,470
3.10%, 3/15/2026 40,000 39,956
2.88%, 8/15/2029 25,000 23,992
2.30%, 5/15/2031 35,000 31,726
6.50%, 6/15/2037 50,000 62,843
3.05%, 5/15/2041 10,000 8,512
4.63%, 11/15/2041 17,000 17,683
3.95%, 10/15/2042 50,000 47,399
4.20%, 1/15/2047 50,000 49,157
4.25%, 6/15/2048 10,000 9,790
4.45%, 12/15/2048 10,000 10,102
3.25%, 5/15/2051 10,000 8,392
3.88%, 8/15/2059 15,000 13,759
4.95%, 5/15/2062 35,000 37,811
University of Notre Dame du Lac
Series 2015, 3.44%, 2/15/2045 50,000 45,876
Series 2017, 3.39%, 2/15/2048 50,000 45,223
University of Southern California, 5.25%,
10/01/2111 50,000 53,644
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 9,466
Verisk Analytics, Inc., 5.50%, 6/15/2045 50,000 52,360
Viatris , Inc., 4.00%, 6/22/2050 10,000 6,930
Washington University (The), Series 2022,
3.52%, 4/15/2054 25,000 22,244
William Marsh Rice University, 3.57%,
5/15/2045 15,000 13,927
Wyeth LLC, 6.50%, 2/01/2034 25,000 30,997
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 15,000 14,601
5.75%, 11/30/2039 35,000 36,153
Zoetis, Inc.
3.90%, 8/20/2028 40,000 40,060
4.45%, 8/20/2048 25,000 24,506
12,804,397
Energy – 1.8%
Baker Hughes Holdings LLC / Baker Hughes Co.-
Obligor, Inc., 3.34%, 12/15/2027 100,000 96,933
Boardwalk Pipelines LP
5.95%, 6/01/2026 95,000 99,880
3.40%, 2/15/2031 15,000 13,242
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,097
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Energy – 1.8% (continued)
3.80%, 9/21/2025 10,000 10,158
3.12%, 5/04/2026 25,000 24,759
3.59%, 4/14/2027 80,000 80,424
3.63%, 4/06/2030 10,000 9,866
1.75%, 8/10/2030 10,000 8,599
2.77%, 11/10/2050 65,000 48,187
2.94%, 6/04/2051 10,000 7,546
Burlington Resources LLC, 7.20%, 8/15/2031 85,000 103,391
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 136,000 122,853
7.20%, 1/15/2032 15,000 17,405
Cenovus Energy, Inc.
5.25%, 6/15/2037 50,000 50,301
6.75%, 11/15/2039 5,000 5,555
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 10,296
Chevron USA, Inc.
0.43%, 8/11/2023 60,000 58,485
2.34%, 8/12/2050 15,000 10,961
ConocoPhillips Co., 4.03%, 3/15/2062
(b)
200,000 179,147
Coterra Energy, Inc., 4.38%, 3/15/2029
(b)
50,000 49,990
Devon Energy Corp.
5.85%, 12/15/2025 70,000 73,317
4.50%, 1/15/2030 100,000 98,005
4.75%, 5/15/2042 25,000 23,604
Diamondback Energy, Inc., 3.25%, 12/01/2026 115,000 113,705
Enbridge Energy Partners LP, 5.88%,
10/15/2025 25,000 26,245
Enbridge, Inc.
4.25%, 12/01/2026 25,000 25,275
5.50%, 12/01/2046 55,000 58,428
Energy Transfer LP
4.25%, 4/01/2024 50,000 49,989
2.90%, 5/15/2025 75,000 72,171
5.95%, 12/01/2025 50,000 51,962
3.90%, 7/15/2026 85,000 83,066
5.50%, 6/01/2027 50,000 51,683
4.90%, 3/15/2035 98,000 92,135
6.50%, 2/01/2042 25,000 26,049
5.95%, 10/01/2043 25,000 24,340
5.35%, 5/15/2045 50,000 45,616
5.00%, 5/15/2050 50,000 44,178
Enterprise Products Operating LLC
3.90%, 2/15/2024 98,000 98,310
4.85%, 8/15/2042 20,000 19,411
4.45%, 2/15/2043 40,000 37,049
4.85%, 3/15/2044 30,000 28,922
4.25%, 2/15/2048 75,000 67,456
4.95%, 10/15/2054 25,000 23,670
3.95%, 1/31/2060 10,000 8,355
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 51,070
Equinor ASA
2.65%, 1/15/2024 10,000 9,927
3.25%, 11/10/2024 25,000 24,988
1.75%, 1/22/2026 10,000 9,530
3.00%, 4/06/2027 50,000 49,246
4.25%, 11/23/2041 70,000 68,863
3.70%, 4/06/2050 100,000 91,190

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Energy – 1.8% (continued)
Exxon Mobil Corp.
2.28%, 8/16/2026 40,000 38,780
2.61%, 10/15/2030 25,000 23,323
4.23%, 3/19/2040 25,000 24,863
3.10%, 8/16/2049 10,000 8,180
4.33%, 3/19/2050 110,000 109,639
3.45%, 4/15/2051 25,000 21,738
Halliburton Co.
3.50%, 8/01/2023 15,000 14,977
4.85%, 11/15/2035 30,000 30,110
4.50%, 11/15/2041 25,000 22,611
5.00%, 11/15/2045 10,000 9,685
Hess Corp.
3.50%, 7/15/2024 160,000 158,397
4.30%, 4/01/2027 100,000 99,680
7.88%, 10/01/2029 150,000 175,197
7.30%, 8/15/2031 25,000 28,764
6.00%, 1/15/2040 25,000 26,248
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 40,000 40,236
7.75%, 3/15/2032 150,000 176,411
6.50%, 9/01/2039 25,000 26,617
5.00%, 8/15/2042 35,000 32,595
Kinder Morgan, Inc.
4.30%, 3/01/2028 55,000 55,253
3.25%, 8/01/2050 35,000 25,448
3.60%, 2/15/2051 20,000 15,564
Magellan Midstream Partners LP, 4.25%,
9/15/2046 50,000 42,380
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 54,926
6.60%, 10/01/2037 25,000 27,413
5.20%, 6/01/2045 25,000 23,956
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 11,145
4.75%, 9/15/2044 50,000 45,765
4.50%, 4/01/2048 10,000 8,706
MPLX LP
4.88%, 6/01/2025 75,000 76,334
1.75%, 3/01/2026 15,000 13,809
5.20%, 12/01/2047 25,000 23,192
5.50%, 2/15/2049 25,000 24,347
4.90%, 4/15/2058 10,000 8,656
NOV, Inc., 3.60%, 12/01/2029
(a)
20,000 18,211
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 14,651
ONEOK, Inc.
4.35%, 3/15/2029 25,000 24,184
6.35%, 1/15/2031 50,000 53,632
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 100,000 101,946
Ovintiv , Inc.
7.20%, 11/01/2031 50,000 55,285
6.50%, 8/15/2034 100,000 107,378
Phillips 66
1.30%, 2/15/2026 100,000 91,984
3.90%, 3/15/2028 20,000 19,798
2.15%, 12/15/2030 5,000 4,278
4.65%, 11/15/2034 50,000 51,080
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Energy – 1.8% (continued)
Phillips 66 Co.
3.55%, 10/01/2026
(b)
50,000 49,167
4.68%, 2/15/2045
(b)
25,000 23,830
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 42,757
Plains All American Pipeline LP / PAA Finance
Corp.
3.80%, 9/15/2030 50,000 45,471
5.15%, 6/01/2042 40,000 34,477
4.30%, 1/31/2043 25,000 19,221
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024 100,000 102,148
5.00%, 3/15/2027 15,000 15,284
Schlumberger Investment SA, 2.65%,
6/26/2030 45,000 40,950
Shell International Finance BV
3.25%, 5/11/2025 100,000 100,121
6.38%, 12/15/2038 50,000 60,159
4.38%, 5/11/2045 60,000 59,153
3.75%, 9/12/2046 35,000 31,594
3.13%, 11/07/2049 35,000 28,473
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 50,625
4.50%, 3/15/2045 45,000 41,353
Suncor Energy, Inc., 3.75%, 3/04/2051 35,000 29,508
TC PipeLines LP, 3.90%, 5/25/2027 25,000 24,940
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 29,156
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 9,835
3.46%, 2/19/2029 10,000 9,868
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 25,709
4.63%, 3/01/2034 40,000 40,354
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030 15,000 13,862
4.45%, 8/01/2042 35,000 32,382
Valero Energy Corp., 4.00%, 4/01/2029 20,000 19,507
Williams Cos., Inc. (The)
6.30%, 4/15/2040 30,000 32,950
5.75%, 6/24/2044 15,000 15,611
4.90%, 1/15/2045 50,000 46,617
5.10%, 9/15/2045 100,000 97,059
5,805,343
Financial – 8.3%
Aflac, Inc., 4.75%, 1/15/2049 50,000 49,638
Air Lease Corp.
0.70%, 2/15/2024 20,000 18,961
3.63%, 12/01/2027 50,000 46,042
3.00%, 2/01/2030 45,000 37,915
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 20,547
3.00%, 5/18/2051 20,000 14,280
Alleghany Corp., 3.63%, 5/15/2030 50,000 48,220
Allstate Corp. (The)
4.50%, 6/15/2043 50,000 48,731
Series B, 5.75%, 8/15/2053 25,000 23,153

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
Ally Financial, Inc.
3.88%, 5/21/2024 125,000 124,573
8.00%, 11/01/2031 85,000 95,920
American Express Co.
3.70%, 8/03/2023 22,000 22,096
3.40%, 2/22/2024 50,000 49,891
2.25%, 3/04/2025 100,000 96,964
4.20%, 11/06/2025 25,000 25,668
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 21,922
American International Group, Inc.
2.50%, 6/30/2025 47,000 45,341
4.20%, 4/01/2028 25,000 25,154
3.40%, 6/30/2030 25,000 23,595
6.25%, 5/01/2036 50,000 58,677
American Tower Corp.
5.00%, 2/15/2024 50,000 50,894
2.40%, 3/15/2025 100,000 95,959
1.60%, 4/15/2026 15,000 13,705
3.95%, 3/15/2029 25,000 24,131
2.10%, 6/15/2030 25,000 20,959
1.88%, 10/15/2030 25,000 20,412
2.70%, 4/15/2031 25,000 21,630
3.70%, 10/15/2049 10,000 7,910
3.10%, 6/15/2050 10,000 7,312
Ameriprise Financial, Inc.
4.00%, 10/15/2023 50,000 50,329
3.70%, 10/15/2024 50,000 50,147
3.00%, 4/02/2025 10,000 9,858
Aon Corp., 2.80%, 5/15/2030 55,000 49,797
Arch Capital Group Ltd., 3.64%, 6/30/2050 45,000 36,318
Ares Capital Corp., 3.88%, 1/15/2026 10,000 9,426
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 7,905
Assurant, Inc.
4.90%, 3/27/2028 30,000 30,441
3.70%, 2/22/2030 50,000 45,831
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 25,594
Athene Holding Ltd.
3.95%, 5/25/2051 30,000 22,718
3.45%, 5/15/2052 50,000 35,373
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,891
2.45%, 1/15/2031 20,000 17,813
AXIS Specialty Finance LLC, 3.90%, 7/15/2029 15,000 14,374
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 58,398
2.55%, 10/13/2026 50,000 43,279
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
9/18/2025 432,000 397,793
Banco Santander SA, 2.75%, 12/03/2030 200,000 159,643
Bank of America Corp.
4.13%, 1/22/2024 25,000 25,364
4.00%, 4/01/2024 50,000 50,563
0.81%, 10/24/2024 200,000 191,901
4.00%, 1/22/2025 20,000 20,067
3.46%, 3/15/2025 100,000 98,812
0.98%, 9/25/2025 25,000 23,317
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
2.46%, 10/22/2025 25,000 24,030
1.53%, 12/06/2025 75,000 70,298
3.37%, 1/23/2026 50,000 48,870
2.02%, 2/13/2026 105,000 99,482
4.45%, 3/03/2026 50,000 50,720
3.50%, 4/19/2026 45,000 44,887
1.32%, 6/19/2026 10,000 9,220
4.83%, 7/22/2026 50,000 50,787
6.22%, 9/15/2026 50,000 53,112
1.20%, 10/24/2026 35,000 31,790
3.56%, 4/23/2027 20,000 19,514
1.73%, 7/22/2027 25,000 22,679
3.25%, 10/21/2027 100,000 96,623
Series L, 4.18%, 11/25/2027 30,000 29,928
3.71%, 4/24/2028 143,000 139,377
3.59%, 7/21/2028 50,000 48,377
4.95%, 7/22/2028 50,000 51,427
4.27%, 7/23/2029 50,000 49,573
3.97%, 2/07/2030 50,000 48,425
3.19%, 7/23/2030 50,000 46,085
2.88%, 10/22/2030 400,000 362,116
1.90%, 7/23/2031 5,000 4,135
1.92%, 10/24/2031 25,000 20,599
2.69%, 4/22/2032 15,000 13,043
2.57%, 10/20/2032 20,000 17,130
2.97%, 2/04/2033 35,000 30,923
5.02%, 7/22/2033 100,000 104,215
2.48%, 9/21/2036 75,000 60,674
6.11%, 1/29/2037 50,000 56,264
4.24%, 4/24/2038 50,000 48,196
4.08%, 4/23/2040 15,000 13,670
2.68%, 6/19/2041 10,000 7,570
Series L, 4.75%, 4/21/2045 25,000 23,969
4.44%, 1/20/2048 50,000 48,055
4.33%, 3/15/2050 130,000 123,927
4.08%, 3/20/2051 60,000 54,441
2.97%, 7/21/2052 10,000 7,329
Bank of Montreal
0.45%, 12/08/2023 35,000 33,832
0.95%, 1/22/2027 20,000 18,104
4.34%, 10/05/2028 65,000 65,027
Bank of Nova Scotia (The)
0.40%, 9/15/2023 70,000 67,804
3.40%, 2/11/2024 50,000 49,959
0.70%, 4/15/2024 20,000 19,047
4.50%, 12/16/2025 20,000 20,198
1.30%, 9/15/2026 75,000 67,901
Bank OZK, 2.75%, 10/01/2031 100,000 91,417
Barclays PLC
3.93%, 5/07/2025 200,000 196,887
2.67%, 3/10/2032 50,000 40,989
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 10,000 9,833
4.25%, 1/15/2049 25,000 24,596
Berkshire Hathaway, Inc., 4.50%, 2/11/2043 25,000 25,532
BlackRock, Inc., 2.40%, 4/30/2030 50,000 45,506
Blackstone Secured Lending Fund, 2.13%,
2/15/2027 50,000 42,125
Boston Properties LP
3.65%, 2/01/2026 50,000 49,548

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
4.50%, 12/01/2028 75,000 75,029
BPCE SA, 3.38%, 12/02/2026 250,000 243,541
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 70,945
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 9,875
Brookfield Asset Management, Inc., 4.00%,
1/15/2025 50,000 50,097
Brookfield Finance LLC, 3.45%, 4/15/2050 60,000 44,151
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 48,808
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 49,693
2.38%, 3/15/2031 50,000 41,142
Cadence Bank, 4.13%, 11/20/2029 100,000 98,354
Camden Property Trust, 3.35%, 11/01/2049 75,000 60,229
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 49,660
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 25,027
3.75%, 4/24/2024 50,000 50,006
3.20%, 2/05/2025 20,000 19,643
4.20%, 10/29/2025 100,000 100,134
3.65%, 5/11/2027 40,000 38,999
CBOE Global Markets, Inc., 1.63%, 12/15/2030 25,000 20,950
CBRE Services, Inc., 4.88%, 3/01/2026 25,000 25,584
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 49,640
4.20%, 3/24/2025 25,000 25,516
2.75%, 10/01/2029 50,000 46,374
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 15,026
CI Financial Corp.
3.20%, 12/17/2030 40,000 31,484
4.10%, 6/15/2051 50,000 34,639
Cincinnati Financial Corp., 6.92%, 5/15/2028 100,000 113,782
Citigroup, Inc.
3.88%, 10/25/2023 50,000 50,564
3.35%, 4/24/2025 22,000 21,738
5.50%, 9/13/2025 75,000 78,237
3.29%, 3/17/2026 100,000 97,609
3.11%, 4/08/2026 15,000 14,593
4.45%, 9/29/2027 25,000 25,084
6.63%, 1/15/2028 125,000 139,774
4.13%, 7/25/2028 108,000 107,391
3.98%, 3/20/2030 20,000 19,362
2.98%, 11/05/2030 23,000 20,767
4.41%, 3/31/2031 40,000 39,601
6.63%, 6/15/2032 45,000 50,757
3.06%, 1/25/2033 25,000 22,175
5.88%, 2/22/2033 40,000 43,126
3.79%, 3/17/2033 100,000 94,095
4.91%, 5/24/2033 180,000 185,421
4.65%, 7/30/2045 50,000 48,744
4.75%, 5/18/2046 15,000 14,091
4.65%, 7/23/2048 30,000 29,635
Citizens Financial Group, Inc., 2.85%,
7/27/2026 205,000 196,497
CNA Financial Corp., 2.05%, 8/15/2030 50,000 41,537
CNO Financial Group, Inc., 5.25%, 5/30/2029 100,000 98,527
Comerica Bank, 4.00%, 7/27/2025 75,000 74,623
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 243,450
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
Corebridge Financial, Inc.
3.90%, 4/05/2032
(b)
20,000 18,611
4.40%, 4/05/2052
(b)
25,000 21,531
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 40,871
Credit Suisse AG, 3.70%, 2/21/2025 50,000 49,335
Credit Suisse Group AG, 4.88%, 5/15/2045 50,000 44,116
Crown Castle International Corp.
4.45%, 2/15/2026 25,000 25,304
2.90%, 4/01/2041 60,000 45,615
5.20%, 2/15/2049 15,000 15,016
4.00%, 11/15/2049 150,000 126,970
4.15%, 7/01/2050 15,000 13,018
Deutsche Bank AG
3.70%, 5/30/2024 50,000 49,535
4.10%, 1/13/2026 125,000 123,673
4.10%, 1/13/2026 15,000 14,890
Digital Realty Trust LP
4.45%, 7/15/2028
(a)
25,000 24,988
3.60%, 7/01/2029
(a)
34,000 32,051
Discover Financial Services, 4.10%, 2/09/2027 40,000 39,186
Duke Realty LP
2.88%, 11/15/2029 44,000 40,485
1.75%, 2/01/2031 10,000 8,346
EPR Properties, 4.50%, 6/01/2027 50,000 46,568
Equinix , Inc.
2.63%, 11/18/2024 22,000 21,322
2.90%, 11/18/2026 20,000 19,063
3.90%, 4/15/2032 50,000 47,397
3.00%, 7/15/2050 50,000 35,377
2.95%, 9/15/2051 50,000 35,334
ERP Operating LP
3.38%, 6/01/2025 25,000 24,727
3.00%, 7/01/2029 20,000 18,636
4.00%, 8/01/2047 50,000 44,671
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 32,200
Fairfax Financial Holdings Ltd., 4.63%,
4/29/2030 25,000 24,502
Fidelity National Financial, Inc., 3.40%,
6/15/2030 135,000 121,297
Fifth Third Bancorp
3.65%, 1/25/2024 25,000 25,034
2.38%, 1/28/2025 50,000 48,450
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 25,000 24,101
Franklin Resources, Inc., 1.60%, 10/30/2030 125,000 102,816
FS KKR Capital Corp.
4.63%, 7/15/2024 55,000 54,950
4.13%, 2/01/2025 10,000 9,655
Globe Life, Inc., 2.15%, 8/15/2030 29,000 24,183
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 19,857
5.38%, 4/15/2026 40,000 39,731
5.75%, 6/01/2028 100,000 99,848
5.30%, 1/15/2029 50,000 48,979
4.00%, 1/15/2030 100,000 90,299
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025
(a)
100,000 98,278

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 25,179
3.00%, 3/15/2024 100,000 99,076
3.50%, 4/01/2025 115,000 114,374
4.25%, 10/21/2025 203,000 205,732
3.50%, 11/16/2026 300,000 294,320
1.09%, 12/09/2026 10,000 9,045
5.95%, 1/15/2027 100,000 107,060
3.85%, 1/26/2027 325,000 324,910
1.43%, 3/09/2027 10,000 9,039
1.54%, 9/10/2027 10,000 8,965
1.95%, 10/21/2027 50,000 45,568
2.64%, 2/24/2028 30,000 27,935
4.22%, 5/01/2029 20,000 19,767
2.60%, 2/07/2030 50,000 44,242
2.62%, 4/22/2032 25,000 21,571
Series D, 2.38%, 7/21/2032 20,000 16,861
2.65%, 10/21/2032 20,000 17,286
3.10%, 2/24/2033 85,000 75,836
6.75%, 10/01/2037 30,000 35,039
4.41%, 4/23/2039 25,000 23,808
3.21%, 4/22/2042 30,000 24,212
2.91%, 7/21/2042 5,000 3,836
3.44%, 2/24/2043 20,000 16,727
Golub Capital BDC, Inc.
3.38%, 4/15/2024 45,000 43,693
2.05%, 2/15/2027 50,000 41,375
Healthcare Realty Holdings LP, 3.50%,
8/01/2026 5,000 4,824
Highwoods Realty LP, 3.05%, 2/15/2030 25,000 22,034
HSBC Holdings PLC
0.98%, 5/24/2025 200,000 187,227
4.30%, 3/08/2026 50,000 50,400
3.00%, 3/10/2026 200,000 192,316
2.10%, 6/04/2026 50,000 46,644
6.80%, 6/01/2038 162,000 180,863
ING Groep NV, 4.25%, 3/28/2033 100,000 95,443
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 50,414
3.10%, 9/15/2027 15,000 14,515
4.60%, 3/15/2033 25,000 25,865
2.65%, 9/15/2040 30,000 23,433
4.25%, 9/21/2048 10,000 9,316
3.00%, 9/15/2060 75,000 54,677
5.20%, 6/15/2062 30,000 31,238
Jefferies Group LLC, 6.25%, 1/15/2036 50,000 51,516
JPMorgan Chase & Co.
3.63%, 5/13/2024 20,000 20,185
3.88%, 9/10/2024 50,000 50,303
0.65%, 9/16/2024 50,000 48,107
4.02%, 12/05/2024 100,000 100,210
0.56%, 2/16/2025 20,000 18,951
2.08%, 4/22/2026 15,000 14,219
3.20%, 6/15/2026 45,000 44,521
7.63%, 10/15/2026 50,000 57,033
4.13%, 12/15/2026 50,000 50,565
1.04%, 2/04/2027 25,000 22,455
1.58%, 4/22/2027 50,000 45,425
8.00%, 4/29/2027 300,000 350,216
4.25%, 10/01/2027 25,000 25,446
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
4.85%, 7/25/2028 50,000 51,308
4.45%, 12/05/2029 50,000 49,999
2.74%, 10/15/2030 35,000 31,362
4.49%, 3/24/2031 30,000 30,222
1.76%, 11/19/2031 25,000 20,448
2.96%, 1/25/2033 30,000 26,696
4.91%, 7/25/2033 50,000 52,086
6.40%, 5/15/2038 25,000 29,664
5.50%, 10/15/2040 85,000 91,977
3.11%, 4/22/2041 35,000 28,494
2.53%, 11/19/2041 50,000 37,096
5.40%, 1/06/2042 225,000 240,911
5.63%, 8/16/2043 25,000 27,080
4.95%, 6/01/2045 25,000 25,133
4.26%, 2/22/2048 150,000 141,611
3.96%, 11/15/2048 75,000 67,028
3.11%, 4/22/2051 50,000 38,131
3.33%, 4/22/2052 90,000 71,770
KeyCorp
2.25%, 4/06/2027 40,000 37,036
4.10%, 4/30/2028 50,000 49,872
Kilroy Realty LP, 2.50%, 11/15/2032 100,000 80,484
Kimco Realty Corp.
3.30%, 2/01/2025 10,000 9,873
3.70%, 10/01/2049 25,000 20,155
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 14,555
Kite Realty Group Trust, 4.75%, 9/15/2030 10,000 9,447
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/2023 70,000 67,712
2.63%, 2/28/2024 90,000 89,490
0.25%, 3/08/2024 150,000 143,592
0.50%, 9/20/2024 50,000 47,425
0.38%, 7/18/2025 5,000 4,639
0.63%, 1/22/2026 395,000 365,246
0.75%, 9/30/2030 50,000 42,601
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 48,955
2.38%, 6/10/2025 40,000 39,382
Lazard Group LLC, 4.50%, 9/19/2028 20,000 19,682
Legg Mason, Inc., 4.75%, 3/15/2026 25,000 25,797
LifeStorage LP, 3.50%, 7/01/2026 40,000 38,872
Lincoln National Corp.
3.05%, 1/15/2030 25,000 22,674
4.35%, 3/01/2048 45,000 39,289
Lloyds Banking Group PLC, 4.65%, 3/24/2026 200,000 197,799
Loews Corp., 3.20%, 5/15/2030 50,000 46,696
Main Street Capital Corp.
5.20%, 5/01/2024 50,000 50,282
3.00%, 7/14/2026 25,000 22,206
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 25,173
4.06%, 2/24/2032 26,000 24,320
5.38%, 3/04/2046 100,000 108,912
Markel Corp., 5.00%, 4/05/2046 50,000 48,380
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 43,842
2.38%, 12/15/2031
(a)
50,000 43,837
4.75%, 3/15/2039 25,000 25,245
2.90%, 12/15/2051 50,000 37,211

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
Mastercard , Inc.
3.30%, 3/26/2027 15,000 15,109
3.85%, 3/26/2050 10,000 9,653
MetLife, Inc.
3.60%, 4/10/2024 42,000 42,405
6.50%, 12/15/2032 50,000 59,502
4.05%, 3/01/2045 15,000 13,847
MID-America Apartments LP
4.00%, 11/15/2025 25,000 24,972
1.10%, 9/15/2026 50,000 44,658
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/07/2024 150,000 149,180
3.96%, 3/02/2028 100,000 98,658
3.20%, 7/18/2029 75,000 69,189
Mizuho Financial Group, Inc.
4.25%, 9/11/2029 75,000 72,906
2.59%, 5/25/2031 50,000 42,685
Morgan Stanley
Series F, 3.88%, 4/29/2024 100,000 100,795
4.00%, 7/23/2025 25,000 25,262
5.00%, 11/24/2025 50,000 51,532
4.68%, 7/17/2026 50,000 50,806
3.13%, 7/27/2026 50,000 48,910
0.99%, 12/10/2026 295,000 265,049
3.63%, 1/20/2027 150,000 149,851
3.95%, 4/23/2027 50,000 49,382
1.51%, 7/20/2027 40,000 36,093
3.59%, 7/22/2028 45,000 43,581
Series G, 3.77%, 1/24/2029 50,000 48,936
4.43%, 1/23/2030 125,000 125,234
3.62%, 4/01/2031 45,000 42,811
1.93%, 4/28/2032 75,000 61,837
2.24%, 7/21/2032 15,000 12,648
2.51%, 10/20/2032 15,000 12,878
2.94%, 1/21/2033 25,000 22,317
4.89%, 7/20/2033 50,000 51,985
4.46%, 4/22/2039 160,000 155,963
6.38%, 7/24/2042 100,000 119,478
4.38%, 1/22/2047 25,000 23,945
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 14,565
National Health Investors, Inc., 3.00%,
2/01/2031 75,000 57,955
NatWest Group PLC, 5.08%, 1/27/2030 50,000 49,886
New York Community Bancorp, Inc., 5.90%,
11/06/2028 200,000 200,639
Northern Trust Corp.
3.15%, 5/03/2029 25,000 24,067
3.38%, 5/08/2032 50,000 47,381
Oesterreichische Kontrollbank AG, 3.13%,
11/07/2023 50,000 50,057
Office Properties Income Trust
4.25%, 5/15/2024 35,000 33,829
4.50%, 2/01/2025 10,000 9,408
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 14,575
4.75%, 1/15/2028 25,000 24,259
3.63%, 10/01/2029 75,000 65,328
3.25%, 4/15/2033 50,000 39,460
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
Owl Rock Capital Corp.
3.75%, 7/22/2025 10,000 9,534
2.88%, 6/11/2028 50,000 41,011
Owl Rock Capital Corp. III, 3.13%, 4/13/2027
(b)
50,000 42,901
Owl Rock Technology Finance Corp., 2.50%,
1/15/2027 50,000 42,838
PartnerRe Finance B LLC, 3.70%, 7/02/2029 50,000 48,402
Physicians Realty LP, 3.95%, 1/15/2028 25,000 24,299
PNC Bank NA, 2.70%, 10/22/2029 75,000 67,209
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 34,120
2.60%, 7/23/2026 30,000 28,958
Principal Financial Group, Inc.
3.10%, 11/15/2026 44,000 42,304
4.35%, 5/15/2043 90,000 83,539
4.30%, 11/15/2046 50,000 46,502
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 10,170
ProLogis LP, 3.25%, 10/01/2026 49,000 48,351
Prospect Capital Corp., 3.36%, 11/15/2026 40,000 34,492
Prudential Financial, Inc.
5.38%, 5/15/2045 50,000 49,200
3.94%, 12/07/2049 10,000 8,950
4.35%, 2/25/2050 15,000 14,348
Raymond James Financial, Inc.
4.65%, 4/01/2030 20,000 20,458
4.95%, 7/15/2046 63,000 63,015
Realty Income Corp., 4.65%, 3/15/2047 50,000 49,974
Regency Centers LP
2.95%, 9/15/2029 25,000 22,457
3.70%, 6/15/2030 10,000 9,358
4.40%, 2/01/2047 25,000 22,403
RenaissanceRe Finance, Inc., 3.45%, 7/01/2027 175,000 169,345
RenaissanceRe Holdings Ltd., 3.60%, 4/15/2029 100,000 95,097
Rexford Industrial Realty LP, 2.15%, 9/01/2031 50,000 40,982
Royal Bank of Canada
3.70%, 10/05/2023 50,000 50,286
0.43%, 1/19/2024 38,000 36,394
1.15%, 6/10/2025 50,000 46,755
1.20%, 4/27/2026 50,000 45,729
Sabra Health Care LP
5.13%, 8/15/2026 50,000 49,126
3.90%, 10/15/2029 125,000 112,640
3.20%, 12/01/2031 50,000 41,134
Safehold Operating Partnership LP, 2.80%,
6/15/2031 60,000 49,891
Santander Holdings USA, Inc., 3.24%,
10/05/2026 75,000 71,283
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 18,789
1.67%, 6/14/2027 50,000 44,207
2.90%, 3/15/2032 125,000 104,455
Santander UK PLC, 2.88%, 6/18/2024 150,000 146,568
Signature Bank, 4.00%, 10/15/2030 150,000 144,072
Simon Property Group LP
3.25%, 11/30/2026 34,000 33,123
4.75%, 3/15/2042 20,000 19,034
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026
(a)
50,000 44,325

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
Spirit Realty LP
4.45%, 9/15/2026 50,000 49,938
4.00%, 7/15/2029 15,000 14,000
3.20%, 2/15/2031 10,000 8,597
State Street Corp.
3.70%, 11/20/2023 40,000 40,368
3.55%, 8/18/2025 100,000 100,727
2.90%, 3/30/2026 200,000 194,309
3.15%, 3/30/2031 40,000 37,232
Stewart Information Services Corp., 3.60%,
11/15/2031 175,000 149,172
STORE Capital Corp.
4.50%, 3/15/2028 30,000 29,744
4.63%, 3/15/2029 35,000 34,924
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 42,911
3.45%, 1/11/2027 40,000 38,898
2.14%, 9/23/2030 45,000 36,969
1.71%, 1/12/2031 165,000 132,482
SVB Financial Group
3.13%, 6/05/2030 50,000 44,101
1.80%, 2/02/2031 100,000 78,603
Synchrony Financial
4.25%, 8/15/2024 10,000 10,005
3.70%, 8/04/2026 90,000 85,246
5.15%, 3/19/2029 125,000 120,904
Tanger Properties LP, 2.75%, 9/01/2031 50,000 39,554
Toronto-Dominion Bank (The)
0.45%, 9/11/2023 40,000 38,822
3.25%, 3/11/2024 40,000 39,885
2.65%, 6/12/2024 197,000 193,953
1.25%, 12/13/2024 75,000 71,173
3.20%, 3/10/2032 100,000 92,370
4.46%, 6/08/2032 25,000 25,470
Travelers Cos., Inc. (The), 5.35%, 11/01/2040 25,000 27,348
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 18,275
Truist Bank, 3.30%, 5/15/2026 200,000 196,060
Truist Financial Corp.
3.75%, 12/06/2023 111,000 112,178
2.50%, 8/01/2024 30,000 29,477
3.88%, 3/19/2029 20,000 19,427
UDR, Inc.
2.95%, 9/01/2026 40,000 38,185
3.00%, 8/15/2031 50,000 44,011
2.10%, 8/01/2032 25,000 20,081
Unum Group
4.00%, 3/15/2024 22,000 22,017
5.75%, 8/15/2042 50,000 47,539
4.50%, 12/15/2049 10,000 7,799
US Bancorp
2.40%, 7/30/2024 75,000 73,862
3.60%, 9/11/2024 10,000 10,077
1.45%, 5/12/2025 35,000 33,442
Series V, 2.38%, 7/22/2026 45,000 43,502
Series D, 3.00%, 7/30/2029 25,000 23,319
1.38%, 7/22/2030 50,000 41,574
4.97%, 7/22/2033 100,000 103,938
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Financial – 8.3% (continued)
Ventas Realty LP
3.85%, 4/01/2027 40,000 39,247
3.00%, 1/15/2030 15,000 13,408
4.38%, 2/01/2045 15,000 13,165
4.88%, 4/15/2049 10,000 9,580
Visa, Inc.
3.15%, 12/14/2025 25,000 25,025
1.90%, 4/15/2027 125,000 118,545
4.15%, 12/14/2035 150,000 157,429
2.70%, 4/15/2040 25,000 21,282
2.00%, 8/15/2050
(a)
55,000 38,716
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 34,985
Wachovia Corp., 5.50%, 8/01/2035 35,000 37,030
Wells Fargo & Co.
4.13%, 8/15/2023 16,000 16,100
4.48%, 1/16/2024 150,000 152,013
3.75%, 1/24/2024 241,000 242,429
3.55%, 9/29/2025 25,000 24,929
2.41%, 10/30/2025 50,000 48,098
2.19%, 4/30/2026 15,000 14,243
3.00%, 10/23/2026 10,000 9,709
3.20%, 6/17/2027 45,000 43,276
Series G, 4.30%, 7/22/2027 100,000 101,422
3.58%, 5/22/2028 150,000 145,140
4.15%, 1/24/2029 20,000 19,980
Series B, 7.95%, 11/15/2029 15,000 17,914
2.88%, 10/30/2030 90,000 81,718
4.90%, 7/25/2033 125,000 129,418
3.07%, 4/30/2041 30,000 24,295
5.38%, 11/02/2043 60,000 61,547
5.61%, 1/15/2044 50,000 52,668
4.65%, 11/04/2044 50,000 47,003
4.75%, 12/07/2046 20,000 18,928
5.01%, 4/04/2051 25,000 25,927
Welltower , Inc.
3.63%, 3/15/2024 10,000 9,989
2.75%, 1/15/2031 100,000 86,966
Western Alliance Bancorp, 3.00%, 6/15/2031 250,000 227,890
Western Union Co. (The)
2.85%, 1/10/2025 65,000 63,249
1.35%, 3/15/2026 50,000 45,250
2.75%, 3/15/2031 25,000 21,110
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 40,026
2.89%, 2/04/2030 25,000 23,768
4.11%, 7/24/2034 50,000 46,377
2.67%, 11/15/2035 45,000 36,761
3.02%, 11/18/2036 50,000 41,200
2.96%, 11/16/2040 41,000 30,549
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 14,584
Willis North America, Inc., 5.05%, 9/15/2048 60,000 57,297
Wintrust Financial Corp., 4.85%, 6/06/2029 25,000 24,857
XLIT Ltd., 5.25%, 12/15/2043 25,000 27,254
27,372,231
Industrial – 2.0%
3M Co.
2.88%, 10/15/2027 75,000 73,466
3.25%, 8/26/2049 10,000 8,339
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 45,281

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Industrial – 2.0% (continued)
Allegion US Holding Co., Inc., 3.55%,
10/01/2027 90,000 85,233
Amcor Finance USA, Inc., 3.63%, 4/28/2026 25,000 24,306
Amphenol Corp., 2.80%, 2/15/2030 20,000 18,182
Berry Global, Inc., 1.65%, 1/15/2027 25,000 22,114
Boeing Co. (The)
1.95%, 2/01/2024 60,000 58,340
4.88%, 5/01/2025 10,000 10,153
2.20%, 2/04/2026 25,000 23,281
3.25%, 2/01/2028 134,000 124,634
2.95%, 2/01/2030 10,000 8,748
5.15%, 5/01/2030 10,000 10,088
6.13%, 2/15/2033 105,000 112,159
3.60%, 5/01/2034 25,000 21,247
3.25%, 2/01/2035 45,000 36,556
6.63%, 2/15/2038 25,000 26,886
3.63%, 3/01/2048 25,000 17,635
3.85%, 11/01/2048 50,000 36,731
5.81%, 5/01/2050 35,000 34,731
3.83%, 3/01/2059 45,000 31,550
5.93%, 5/01/2060 25,000 24,739
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 50,000 50,275
7.00%, 12/15/2025 20,000 22,270
6.15%, 5/01/2037 25,000 30,634
4.90%, 4/01/2044 15,000 15,809
4.55%, 9/01/2044 27,000 27,633
Canadian National Railway Co.
6.25%, 8/01/2034 25,000 29,932
3.20%, 8/02/2046 50,000 41,235
4.45%, 1/20/2049 100,000 100,144
2.45%, 5/01/2050 100,000 72,166
Carrier Global Corp.
2.72%, 2/15/2030 25,000 22,459
3.38%, 4/05/2040 20,000 16,523
3.58%, 4/05/2050 62,000 49,272
Caterpillar Financial Services Corp.
3.30%, 6/09/2024 10,000 10,049
1.45%, 5/15/2025 20,000 19,100
CSX Corp.
3.40%, 8/01/2024 15,000 15,009
3.35%, 11/01/2025 25,000 24,952
4.75%, 11/15/2048 13,000 13,309
3.80%, 4/15/2050 15,000 13,395
2.50%, 5/15/2051 10,000 7,129
4.25%, 11/01/2066 50,000 45,541
Deere & Co.
2.75%, 4/15/2025 10,000 9,894
3.90%, 6/09/2042 25,000 24,624
Dover Corp., 5.38%, 10/15/2035 25,000 26,442
Eaton Corp., 4.15%, 11/02/2042 55,000 52,136
Emerson Electric Co., 1.95%, 10/15/2030 75,000 66,210
FedEx Corp.
4.25%, 5/15/2030 10,000 10,047
3.88%, 8/01/2042 75,000 65,806
4.75%, 11/15/2045 15,000 14,648
4.55%, 4/01/2046 30,000 28,123
4.40%, 1/15/2047 10,000 9,203
5.25%, 5/15/2050
(a)
25,000 25,966
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Industrial – 2.0% (continued)
Flex Ltd.
3.75%, 2/01/2026 25,000 24,181
4.88%, 6/15/2029 100,000 97,754
4.88%, 5/12/2030 75,000 73,136
GATX Corp.
4.70%, 4/01/2029 30,000 30,107
3.10%, 6/01/2051 50,000 34,732
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/2035 200,000 197,283
General Dynamics Corp.
3.25%, 4/01/2025 50,000 50,146
3.50%, 4/01/2027 40,000 40,391
4.25%, 4/01/2040 10,000 10,077
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 24,638
1.75%, 9/01/2031 50,000 43,369
3.81%, 11/21/2047 70,000 65,785
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 74,180
3.48%, 12/01/2027 50,000 47,745
4.20%, 5/01/2030 25,000 24,094
IDEX Corp., 2.63%, 6/15/2031 25,000 21,578
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 34,517
Jabil, Inc.
4.25%, 5/15/2027 50,000 49,525
3.95%, 1/12/2028 10,000 9,770
John Deere Capital Corp.
3.45%, 1/10/2024 10,000 10,060
2.13%, 3/07/2025
(a)
300,000 292,194
2.35%, 3/08/2027
(a)
5,000 4,822
2.45%, 1/09/2030 20,000 18,559
Kansas City Southern
2.88%, 11/15/2029 43,000 39,852
4.30%, 5/15/2043 40,000 36,523
Keysight Technologies, Inc., 3.00%, 10/30/2029 60,000 54,874
Kirby Corp., 4.20%, 3/01/2028 65,000 61,627
L3Harris Technologies, Inc.
3.83%, 4/27/2025 75,000 74,886
4.40%, 6/15/2028 100,000 101,009
1.80%, 1/15/2031 50,000 41,266
Lafarge SA, 7.13%, 7/15/2036 40,000 47,508
Lennox International, Inc., 1.35%, 8/01/2025 50,000 46,296
Lockheed Martin Corp.
3.55%, 1/15/2026 11,000 11,186
3.80%, 3/01/2045 90,000 83,756
Martin Marietta Materials, Inc., 3.50%,
12/15/2027 25,000 24,223
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 9,266
Norfolk Southern Corp.
4.15%, 2/28/2048 50,000 47,214
2.90%, 8/25/2051 100,000 76,586
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 20,921
4.75%, 6/01/2043 35,000 35,494
nVent Finance Sarl , 2.75%, 11/15/2031 100,000 81,901
Oshkosh Corp., 3.10%, 3/01/2030 105,000 91,202
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 37,040

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Industrial – 2.0% (continued)
3.36%, 2/15/2050 50,000 39,317
Packaging Corp. of America, 3.40%, 12/15/2027 45,000 43,734
Parker-Hannifin Corp.
2.70%, 6/14/2024 100,000 98,552
3.25%, 6/14/2029 25,000 23,744
4.10%, 3/01/2047 70,000 62,585
Raytheon Technologies Corp.
3.70%, 12/15/2023 55,000 55,283
3.20%, 3/15/2024 5,000 4,995
3.13%, 5/04/2027 58,000 57,010
7.20%, 8/15/2027 25,000 28,676
2.38%, 3/15/2032 50,000 44,114
4.80%, 12/15/2043 31,000 31,505
4.63%, 11/16/2048 25,000 25,348
3.13%, 7/01/2050 25,000 19,967
3.03%, 3/15/2052 50,000 39,242
Republic Services, Inc.
0.88%, 11/15/2025 20,000 18,256
2.30%, 3/01/2030 50,000 44,335
1.75%, 2/15/2032
(a)
20,000 16,431
3.05%, 3/01/2050 25,000 19,408
Rockwell Automation, Inc., 2.80%, 8/15/2061 75,000 51,904
Ryder System, Inc., 2.50%, 9/01/2024 50,000 48,545
Snap-On, Inc., 3.10%, 5/01/2050 75,000 62,085
Textron, Inc.
4.30%, 3/01/2024 25,000 25,171
4.00%, 3/15/2026 25,000 25,042
3.65%, 3/15/2027 25,000 24,505
3.38%, 3/01/2028 84,000 80,073
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 52,156
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 34,140
Union Pacific Corp.
3.00%, 4/15/2027 167,000 164,825
3.55%, 8/15/2039 50,000 45,329
4.05%, 3/01/2046 75,000 71,076
4.00%, 4/15/2047 100,000 93,343
4.50%, 9/10/2048 10,000 9,966
4.10%, 9/15/2067 15,000 13,668
3.80%, 4/06/2071 50,000 42,853
3.85%, 2/14/2072 15,000 12,991
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 50,998
3.05%, 11/15/2027
(a)
25,000 25,030
5.30%, 4/01/2050 20,000 23,362
Vontier Corp.
1.80%, 4/01/2026 50,000 44,111
2.40%, 4/01/2028 75,000 62,816
2.95%, 4/01/2031 100,000 79,021
Waste Management, Inc.
3.13%, 3/01/2025 75,000 74,771
4.10%, 3/01/2045 25,000 23,427
4.15%, 7/15/2049 15,000 14,410
2.50%, 11/15/2050 20,000 14,301
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/2024 75,000 75,055
3.20%, 6/15/2025 100,000 96,550
3.45%, 11/15/2026 60,000 57,030
4.95%, 9/15/2028 100,000 99,397
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Industrial – 2.0% (continued)
WRKCo , Inc.
4.65%, 3/15/2026 75,000 76,734
4.00%, 3/15/2028 25,000 24,936
6,487,730
Technology – 1.6%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 10,034
Adobe, Inc., 2.15%, 2/01/2027 40,000 38,502
Amdocs Ltd., 2.54%, 6/15/2030 65,000 56,557
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 9,927
Apple, Inc.
3.00%, 2/09/2024 9,000 9,004
1.80%, 9/11/2024 10,000 9,790
1.13%, 5/11/2025 15,000 14,274
3.20%, 5/13/2025 100,000 100,754
0.55%, 8/20/2025 10,000 9,294
0.70%, 2/08/2026 10,000 9,240
3.25%, 2/23/2026 50,000 50,447
3.35%, 2/09/2027 200,000 202,732
1.25%, 8/20/2030 10,000 8,561
1.65%, 2/08/2031 60,000 52,672
2.38%, 2/08/2041 60,000 48,354
3.85%, 5/04/2043 25,000 24,273
4.65%, 2/23/2046 25,000 27,008
2.55%, 8/20/2060 50,000 36,567
2.80%, 2/08/2061 10,000 7,640
Applied Materials, Inc.
1.75%, 6/01/2030 30,000 26,305
5.10%, 10/01/2035 30,000 33,343
AutoDesk , Inc., 2.85%, 1/15/2030 91,000 82,698
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 10,000
Broadcom, Inc.
4.00%, 4/15/2029
(b)
50,000 47,977
2.45%, 2/15/2031
(b)
55,000 45,975
4.15%, 4/15/2032
(b)
50,000 47,129
4.93%, 5/15/2037
(b)
50,000 47,557
3.50%, 2/15/2041
(b)
5,000 3,984
3.75%, 2/15/2051
(b)
5,000 3,919
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 9,854
CDW LLC / CDW Finance Corp.
4.13%, 5/01/2025 100,000 98,360
2.67%, 12/01/2026 50,000 45,712
3.28%, 12/01/2028 100,000 88,508
Citrix Systems, Inc.
1.25%, 3/01/2026 20,000 19,444
3.30%, 3/01/2030 100,000 99,067
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 10,055
4.90%, 10/01/2026 50,000 51,200
3.45%, 12/15/2051
(b)
110,000 77,228
DXC Technology Co., 2.38%, 9/15/2028 30,000 26,267
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 21,095
Fidelity National Information Services, Inc.,
4.50%, 7/15/2025 50,000 50,821
Fiserv, Inc.
2.75%, 7/01/2024 25,000 24,635
4.40%, 7/01/2049 50,000 44,928
Fortinet, Inc., 1.00%, 3/15/2026 50,000 44,919

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Technology – 1.6% (continued)
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023 50,000 50,472
1.45%, 4/01/2024 10,000 9,671
6.20%, 10/15/2035 50,000 54,805
6.35%, 10/15/2045 20,000 21,179
HP, Inc.
3.00%, 6/17/2027 100,000 95,001
6.00%, 9/15/2041 35,000 35,790
Intel Corp.
3.15%, 5/11/2027 30,000 29,909
2.45%, 11/15/2029 30,000 27,640
4.10%, 5/11/2047 40,000 37,445
4.75%, 3/25/2050 150,000 152,514
3.10%, 2/15/2060 35,000 26,015
International Business Machines Corp.
3.30%, 1/27/2027 100,000 99,306
1.70%, 5/15/2027 50,000 46,042
4.15%, 5/15/2039 100,000 94,307
2.85%, 5/15/2040 250,000 199,713
4.00%, 6/20/2042 25,000 22,791
Intuit, Inc., 1.65%, 7/15/2030 69,000 58,585
KLA Corp., 5.00%, 3/15/2049 50,000 53,314
LAM Research Corp., 3.13%, 6/15/2060 50,000 39,156
Micron Technology, Inc., 4.66%, 2/15/2030 25,000 24,554
Microsoft Corp.
3.63%, 12/15/2023 50,000 50,584
2.88%, 2/06/2024 30,000 30,016
2.40%, 8/08/2026 25,000 24,520
4.50%, 10/01/2040 75,000 81,060
4.25%, 2/06/2047
(a)
40,000 42,275
2.53%, 6/01/2050 25,000 19,438
2.92%, 3/17/2052 170,000 143,105
3.95%, 8/08/2056 25,000 24,922
3.04%, 3/17/2062 81,000 67,448
NetApp, Inc., 1.88%, 6/22/2025 10,000 9,473
NVIDIA Corp.
3.50%, 4/01/2040 20,000 18,430
3.50%, 4/01/2050 40,000 35,956
Oracle Corp.
2.40%, 9/15/2023 50,000 49,437
1.65%, 3/25/2026 50,000 45,972
2.65%, 7/15/2026 50,000 47,325
2.95%, 4/01/2030 22,000 19,427
2.88%, 3/25/2031 10,000 8,615
4.30%, 7/08/2034 100,000 91,531
3.85%, 7/15/2036 125,000 105,411
4.00%, 11/15/2047 30,000 23,114
3.60%, 4/01/2050 85,000 61,852
3.95%, 3/25/2051 50,000 38,716
4.38%, 5/15/2055 25,000 19,890
3.85%, 4/01/2060 125,000 88,706
4.10%, 3/25/2061 10,000 7,469
QUALCOMM, Inc.
4.80%, 5/20/2045 87,000 93,179
4.50%, 5/20/2052 10,000 10,272
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 18,359
ServiceNow , Inc., 1.40%, 9/01/2030 150,000 122,260
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 21,234
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Technology – 1.6% (continued)
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 46,490
2.25%, 9/04/2029 13,000 12,007
1.90%, 9/15/2031 50,000 44,363
TSMC Arizona Corp.
3.88%, 4/22/2027 200,000 200,953
2.50%, 10/25/2031 200,000 175,613
3.13%, 10/25/2041 50,000 41,726
VMware, Inc.
4.50%, 5/15/2025 25,000 25,281
1.40%, 8/15/2026 50,000 45,086
Western Digital Corp., 4.75%, 2/15/2026 100,000 98,689
Xilinx, Inc.
2.95%, 6/01/2024 35,000 34,886
2.38%, 6/01/2030 35,000 31,869
5,141,778
Utilities – 2.1%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 98,599
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 84,237
3.80%, 6/15/2049 30,000 26,534
AES Corp. (The)
1.38%, 1/15/2026 200,000 180,495
2.45%, 1/15/2031 50,000 42,282
Alabama Power Co.
3.75%, 3/01/2045 50,000 43,426
3.13%, 7/15/2051 15,000 11,913
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 8,500
American Water Capital Corp.
3.75%, 9/01/2028 40,000 39,950
2.80%, 5/01/2030 25,000 23,148
6.59%, 10/15/2037 90,000 108,331
4.00%, 12/01/2046 25,000 22,423
4.15%, 6/01/2049 50,000 45,827
Arizona Public Service Co.
4.25%, 3/01/2049 100,000 87,741
3.50%, 12/01/2049 65,000 50,459
3.35%, 5/15/2050 50,000 37,957
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 37,522
3.38%, 9/15/2049 50,000 41,560
Baltimore Gas & Electric Co., 2.90%, 6/15/2050 25,000 19,182
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 40,000 40,912
Black Hills Corp.
3.05%, 10/15/2029 150,000 133,549
3.88%, 10/15/2049 10,000 8,276
CenterPoint Energy Resources Corp., 4.10%,
9/01/2047 25,000 22,954
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/2036 30,000 33,400
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 87,820
4.00%, 3/01/2048 20,000 18,901
4.00%, 3/01/2049 20,000 18,699
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 29,155

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Utilities – 2.1% (continued)
Series C, 4.00%, 11/15/2057 50,000 43,168
Series C, 3.00%, 12/01/2060 20,000 14,341
Constellation Energy Generation LLC, 5.75%,
10/01/2041 30,000 30,252
Consumers Energy Co., 2.50%, 5/01/2060 50,000 33,991
Delmarva Power & Light Co., 4.15%, 5/15/2045 25,000 23,222
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 27,063
5.10%, 6/01/2065 50,000 52,635
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 30,000 27,822
7.00%, 6/15/2038 25,000 29,140
Series B, 3.30%, 4/15/2041 25,000 20,757
Series C, 4.90%, 8/01/2041 25,000 25,068
Duke Energy Carolinas LLC
2.85%, 3/15/2032 100,000 92,734
4.25%, 12/15/2041 30,000 29,064
3.75%, 6/01/2045 75,000 66,369
3.88%, 3/15/2046 75,000 67,572
3.55%, 3/15/2052 100,000 86,992
Duke Energy Corp.
2.65%, 9/01/2026 50,000 47,930
3.75%, 9/01/2046 20,000 16,800
4.20%, 6/15/2049 25,000 22,176
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 86,056
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/01/2049 25,000 20,204
2.75%, 4/01/2050 45,000 33,490
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 43,340
Duke Energy Progress LLC, 3.38%, 9/01/2023 80,000 80,126
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 33,165
Edison International, 4.13%, 3/15/2028 10,000 9,605
El Paso Electric Co., 6.00%, 5/15/2035 58,000 62,724
Emera US Finance LP, 3.55%, 6/15/2026 10,000 9,709
ENEL Americas SA, 4.00%, 10/25/2026
(a)
50,000 48,771
ENEL Generacion Chile SA, 4.25%, 4/15/2024 25,000 24,760
Entergy Louisiana LLC, 2.40%, 10/01/2026 35,000 33,284
Essential Utilities, Inc.
3.57%, 5/01/2029 50,000 47,753
3.35%, 4/15/2050 15,000 11,708
Evergy , Inc., 2.45%, 9/15/2024 100,000 97,041
Eversource Energy, Series R, 1.65%, 8/15/2030 50,000 41,483
Florida Power & Light Co.
2.85%, 4/01/2025 164,000 163,312
5.96%, 4/01/2039 25,000 28,859
3.80%, 12/15/2042 50,000 46,765
Georgia Power Co., 4.30%, 3/15/2043 25,000 22,767
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 23,243
Interstate Power & Light Co., 2.30%, 6/01/2030 15,000 13,171
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 48,448
Louisville Gas & Electric Co., 4.25%, 4/01/2049 25,000 23,244
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 70,536
5.80%, 10/15/2036 50,000 57,898
4.25%, 7/15/2049 30,000 29,150
National Fuel Gas Co., 2.95%, 3/01/2031 200,000 167,758
National Grid USA, 5.80%, 4/01/2035 25,000 27,198
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Utilities – 2.1% (continued)
National Rural Utilities Cooperative Finance
Corp.
1.00%, 6/15/2026 45,000 41,288
4.30%, 3/15/2049 15,000 14,183
Nevada Power Co., Series EE, 3.13%, 8/01/2050 25,000 19,261
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 50,000 46,286
2.25%, 6/01/2030 30,000 26,403
2.44%, 1/15/2032 50,000 43,692
3.00%, 1/15/2052 50,000 37,760
NiSource, Inc.
0.95%, 8/15/2025 15,000 13,742
5.25%, 2/15/2043 35,000 35,072
Northern States Power Co.
3.40%, 8/15/2042 25,000 21,998
4.00%, 8/15/2045 40,000 37,131
2.90%, 3/01/2050 20,000 15,848
Ohio Power Co., Series R, 2.90%, 10/01/2051 25,000 18,909
Oklahoma Gas & Electric Co.
3.25%, 4/01/2030 150,000 141,806
4.15%, 4/01/2047 35,000 31,951
3.85%, 8/15/2047 25,000 21,847
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 40,000 32,798
Pacific Gas & Electric Co.
3.85%, 11/15/2023 50,000 49,517
3.15%, 1/01/2026 10,000 9,334
2.10%, 8/01/2027 10,000 8,569
4.65%, 8/01/2028 100,000 94,034
4.55%, 7/01/2030 5,000 4,617
2.50%, 2/01/2031 50,000 39,958
4.50%, 7/01/2040 30,000 24,495
3.30%, 8/01/2040 30,000 21,953
4.20%, 6/01/2041 75,000 57,403
4.60%, 6/15/2043 100,000 79,075
4.00%, 12/01/2046 50,000 35,887
3.95%, 12/01/2047 50,000 36,199
4.95%, 7/01/2050 30,000 24,818
PacifiCorp, 4.10%, 2/01/2042 35,000 32,293
PECO Energy Co.
3.00%, 9/15/2049 40,000 31,868
2.85%, 9/15/2051 50,000 38,616
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,935
3.35%, 6/01/2050 15,000 11,674
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 12,127
3.60%, 9/15/2042 25,000 22,175
Series 34, 3.20%, 3/01/2050 20,000 16,448
Public Service Co. of New Hampshire, 3.60%,
7/01/2049 100,000 87,848
Public Service Electric & Gas Co.
3.95%, 5/01/2042 35,000 33,012
3.65%, 9/01/2042 25,000 22,401
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,138
1.60%, 8/15/2030 60,000 49,676
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 71,120

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.1% (continued)
Utilities – 2.1% (continued)
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 29,717
2.89%, 9/15/2051 25,000 18,660
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 48,108
Series XXX, 3.00%, 3/15/2032 100,000 93,391
Series RRR, 3.75%, 6/01/2047 60,000 53,023
Series TTT, 4.10%, 6/15/2049 10,000 9,311
Sempra Energy, 3.80%, 2/01/2038 15,000 13,384
Southern California Edison Co.
Series C, 3.50%, 10/01/2023 40,000 39,986
2.25%, 6/01/2030 125,000 108,325
6.00%, 1/15/2034 160,000 177,182
Series 05-E, 5.35%, 7/15/2035 40,000 41,319
4.50%, 9/01/2040 75,000 68,428
Series C, 3.60%, 2/01/2045 25,000 19,607
Series B, 4.88%, 3/01/2049 25,000 23,766
Southern California Gas Co.
3.75%, 9/15/2042 35,000 30,373
Series VV, 4.30%, 1/15/2049 65,000 60,597
Series WW, 3.95%, 2/15/2050 15,000 13,404
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 9,709
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 90,000 80,451
Series 21A, 3.15%, 9/30/2051 25,000 18,410
Southern Power Co., 5.25%, 7/15/2043 20,000 19,695
Southwest Gas Corp.
2.20%, 6/15/2030 65,000 53,311
4.15%, 6/01/2049 25,000 20,479
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 115,601
Series J, 3.90%, 4/01/2045 40,000 33,579
Tampa Electric Co., 3.88%, 7/12/2024 50,000 50,223
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 29,339
Tucson Electric Power Co., 1.50%, 8/01/2030 50,000 41,323
Union Electric Co.
3.25%, 10/01/2049 75,000 60,826
3.90%, 4/01/2052 100,000 92,864
Virginia Electric & Power Co.
Series A, 3.80%, 4/01/2028 50,000 50,280
Series B, 3.80%, 9/15/2047 20,000 17,889
2.45%, 12/15/2050 35,000 24,979
WEC Energy Group, Inc., 2.20%, 12/15/2028 50,000 45,103
Wisconsin Power & Light Co., 1.95%, 9/16/2031 50,000 42,857
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 28,987
2.60%, 12/01/2029 10,000 9,036
3.50%, 12/01/2049 25,000 20,801
6,826,904
Total Corporate Bonds (cost $87,719,393) 78,944,253
Foreign Governmental – 1.8%
Chile Government International Bond
3.24%, 2/06/2028 40,000 38,606
2.45%, 1/31/2031 20,000 17,715
3.10%, 1/22/2061 100,000 71,247
Hungary Government International Bond,
5.75%, 11/22/2023 120,000 122,510
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 33,170
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.8% (continued)
Indonesia Government International Bond
3.50%, 1/11/2028 199,000 196,294
4.10%, 4/24/2028 50,000 50,636
3.40%, 9/18/2029 70,000 67,455
1.85%, 3/12/2031 20,000 17,019
3.05%, 3/12/2051 20,000 16,096
Israel Government AID Bond, 5.50%, 9/18/2033 40,000 48,511
Israel Government International Bond, 3.88%,
7/03/2050 160,000 147,835
Korea International Bond, 4.13%, 6/10/2044 200,000 211,497
Mexico Government International Bond
4.50%, 4/22/2029 50,000 50,018
3.25%, 4/16/2030
(a)
75,000 68,270
2.66%, 5/24/2031
(a)
50,000 42,862
4.75%, 4/27/2032
(a)
60,000 60,062
Series A, 6.75%, 9/27/2034 89,000 100,717
6.05%, 1/11/2040 40,000 40,888
4.28%, 8/14/2041 100,000 82,785
4.75%, 3/08/2044 74,000 64,349
4.50%, 1/31/2050 150,000 122,889
5.75%, 10/12/2110 20,000 17,730
Panama Government International Bond
4.00%, 9/22/2024 50,000 50,147
3.75%, 3/16/2025 225,000 223,864
9.38%, 4/01/2029 100,000 123,587
6.70%, 1/26/2036 40,000 44,207
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 18,967
4.13%, 8/25/2027
(a)
100,000 100,521
2.84%, 6/20/2030 20,000 17,986
2.78%, 1/23/2031 200,000 176,339
1.86%, 12/01/2032 125,000 99,379
8.75%, 11/21/2033 20,000 26,109
3.23%, 7/28/2121 100,000 68,221
Philippine Government International Bond
3.00%, 2/01/2028 250,000 244,025
9.50%, 2/02/2030 117,000 155,819
1.95%, 1/06/2032 100,000 85,266
Province of Alberta Canada
2.95%, 1/23/2024 50,000 49,889
3.30%, 3/15/2028 25,000 25,214
1.30%, 7/22/2030 325,000 282,919
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 20,000 19,452
0.90%, 7/20/2026 50,000 45,974
1.30%, 1/29/2031 220,000 190,539
Province of Manitoba Canada, 2.13%,
6/22/2026 310,000 298,002
Province of Ontario Canada
3.20%, 5/16/2024 30,000 30,049
0.63%, 1/21/2026 10,000 9,185
1.05%, 4/14/2026 15,000 13,915
2.50%, 4/27/2026 175,000 171,055
1.05%, 5/21/2027 65,000 59,147
1.13%, 10/07/2030 50,000 42,876
1.60%, 2/25/2031 130,000 114,546
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 127,000 122,547
0.60%, 7/23/2025 100,000 93,147
2.50%, 4/20/2026 20,000 19,574

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.8% (continued)
2.75%, 4/12/2027 150,000 148,277
1.90%, 4/21/2031 15,000 13,584
Republic of Italy Government International
Bond
6.88%, 9/27/2023 115,000 118,467
0.88%, 5/06/2024 150,000 141,564
4.00%, 10/17/2049 20,000 15,911
3.88%, 5/06/2051 105,000 80,152
Republic of Poland Government International
Bond, 4.00%, 1/22/2024 350,000 352,709
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 187,185
5/11/2037
(c)
30,000 16,993
Uruguay Government International Bond
4.38%, 10/27/2027 50,000 52,027
4.98%, 4/20/2055 142,000 147,729
Total Foreign Governmental (cost
$6,530,188) 5,986,226
Municipal Securities – 0.4%
California State University, RB, 2.72%,
11/01/2052 50,000 38,017
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 200,000 184,130
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 149,686
Los Angeles Department of Water & Power, RB,
5.72%, 7/01/2039 200,000 236,271
Michigan State University, RB, 4.17%,
8/15/2122 100,000 83,707
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 100,000 119,538
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 26,370
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 19,535
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 10,272
Port Authority of New York & New Jersey, RB,
4.96%, 8/01/2046 100,000 109,025
Regents of The University of California Medical
Center Pooled, RB, 6.58%, 5/15/2049 100,000 129,284
State Board of Administration Finance Corp., RB,
1.71%, 7/01/2027 100,000 91,607
State of California, GO
7.30%, 10/01/2039 50,000 65,493
7.60%, 11/01/2040 15,000 20,963
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 26,830
State of Illinois, GO, 5.10%, 6/01/2033 20,000 20,330
University of Michigan, RB, 4.45%, 4/01/2122 50,000 47,143
University of Virginia, RB, 2.58%, 11/01/2051 50,000 36,359
Total Municipal Securities (cost $1,573,816) 1,414,560
Supranational Bank – 1.4%
African Development Bank, 3.00%, 9/20/2023 75,000 74,914
Asian Development Bank
2.63%, 1/30/2024 50,000 49,727
Series G, 1.00%, 4/14/2026 50,000 46,638
Series G, 1.50%, 1/20/2027 50,000 47,240
2.75%, 1/19/2028 50,000 49,712
1.75%, 9/19/2029 150,000 139,360
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
0.75%, 10/08/2030 150,000 127,248
Asian Infrastructure Investment Bank (The)
0.25%, 9/29/2023 50,000 48,379
0.50%, 5/28/2025 125,000 116,282
European Bank For Reconstruction &
Development, 1.63%, 9/27/2024 150,000 145,851
European Investment Bank
Series G, 2.88%, 8/15/2023 225,000 224,567
Series G, 3.13%, 12/14/2023 300,000 300,525
2.63%, 3/15/2024 250,000 248,552
1.88%, 2/10/2025 50,000 48,767
0.38%, 12/15/2025 5,000 4,592
0.38%, 3/26/2026 10,000 9,125
2.38%, 5/24/2027 150,000 147,194
1.75%, 3/15/2029 100,000 93,680
1.25%, 2/14/2031
(a)
150,000 132,499
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 190,321
Inter-American Development Bank
2.13%, 1/15/2025 50,000 49,048
2.00%, 6/02/2026 15,000 14,490
1.50%, 1/13/2027 100,000 94,556
0.63%, 9/16/2027 50,000 44,754
1.13%, 7/20/2028 50,000 45,243
3.13%, 9/18/2028 50,000 50,734
1.13%, 1/13/2031 10,000 8,705
3.88%, 10/28/2041 150,000 156,439
Inter-American Investment Corp., 2.63%,
4/22/2025 100,000 98,906
International Bank For Reconstruction &
Development
2.25%, 3/28/2024 200,000 197,561
2.50%, 11/25/2024 20,000 19,790
0.75%, 3/11/2025 50,000 47,321
0.38%, 7/28/2025 150,000 139,161
0.50%, 10/28/2025 75,000 69,413
3.13%, 11/20/2025 75,000 75,456
3.13%, 6/15/2027 50,000 50,673
0.75%, 8/26/2030 75,000 63,707
1.25%, 2/10/2031 10,000 8,797
2.50%, 3/29/2032
(a)
100,000 96,864
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 46,464
2.25%, 11/04/2026 224,000 216,129
2.88%, 6/01/2027 200,000 197,380
2.75%, 11/16/2027 64,000 62,938
Japan International Cooperation Agency, 3.38%,
6/12/2028 50,000 50,363
Korea Development Bank (The)
2.13%, 10/01/2024 15,000 14,634
3.38%, 9/16/2025 200,000 199,407
2.00%, 10/25/2031 100,000 87,450
Total Supranational Bank (cost $4,697,960) 4,451,556
U.S. Government Agencies – 30.1%
Federal Farm Credit Banks Funding Corp.,
0.25%, 2/26/2024 50,000 47,964
Federal Home Loan Banks
2.50%, 2/13/2024 385,000 382,658
2.75%, 12/13/2024 10,000 9,938
0.50%, 4/14/2025 300,000 281,708

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal Home Loan Banks (continued)
1.00%, 3/23/2026 185,250 171,636
3.00%, 3/12/2027 300,000 302,835
3.25%, 11/16/2028 305,000 312,707
Federal Home Loan Mortgage Corporation
0.25%, 8/24/2023
(d)
54,000 52,449
0.25%, 9/08/2023
(d)
25,000 24,265
1.50%, 2/12/2025
(d)
119,000 115,053
0.38%, 7/21/2025
(d)
100,000 92,934
0.38%, 9/23/2025
(d)
525,000 486,180
2.50%, 9/01/2027 15,948 15,820
4.00%, 7/01/2029 12,467 12,693
6.75%, 9/15/2029
(d)
50,000 62,417
3.00%, 2/01/2031 28,494 28,620
2.50%, 12/01/2031 17,532 17,377
2.50%, 3/01/2032 100,728 99,842
6.25%, 7/15/2032
(d)
70,000 89,403
3.00%, 9/01/2032 48,643 48,646
3.00%, 1/01/2033 6,135 6,162
3.00%, 2/01/2033 19,671 19,760
3.50%, 2/01/2033 82,031 83,194
3.00%, 4/01/2033 75,131 75,311
3.00%, 4/01/2033 33,147 33,352
3.00%, 7/01/2033 97,901 97,888
2.50%, 11/01/2034 28,627 27,990
3.50%, 3/01/2035 8,686 8,821
3.00%, 4/01/2035 33,307 33,190
2.50%, 5/01/2035 41,338 40,354
3.00%, 6/01/2035 89,775 90,170
3.00%, 6/01/2035 47,450 47,283
2.00%, 8/01/2035 235,070 224,372
2.50%, 8/01/2035 23,922 23,353
2.50%, 9/01/2035 132,457 129,305
1.50%, 11/01/2035 124,957 116,443
2.00%, 11/01/2035 61,755 58,945
1.50%, 12/01/2035 82,702 77,067
1.50%, 2/01/2036 468,656 436,723
2.00%, 2/01/2036 147,808 141,081
2.50%, 5/01/2036 71,574 69,779
2.50%, 6/01/2036 360,418 351,379
2.00%, 8/01/2036 218,160 207,686
2.50%, 8/01/2036 127,676 124,474
1.50%, 9/01/2036 45,071 41,934
1.00%, 10/01/2036 69,667 62,330
2.00%, 10/01/2036 112,752 107,338
1.50%, 11/01/2036 92,704 86,252
2.00%, 11/01/2036 45,775 43,577
1.50%, 1/01/2037 94,738 88,144
1.50%, 2/01/2037 23,928 22,263
1.50%, 2/01/2037 212,681 197,878
1.50%, 3/01/2037 168,440 156,540
2.00%, 4/01/2037 243,567 231,806
3.00%, 5/01/2037
(d)
17,214 17,125
3.00%, 5/01/2037 22,952 22,812
3.00%, 11/01/2039 45,569 44,977
3.00%, 3/01/2040 47,955 47,332
2.50%, 4/01/2040 7,619 7,247
2.00%, 8/01/2040 95,004 87,764
2.50%, 9/01/2040 58,624 55,765
2.50%, 10/01/2040 16,512 15,707
2.00%, 11/01/2040 76,330 70,513
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal Home Loan Mortgage Corporation
(continued)
4.00%, 11/01/2040 57,617 59,287
1.50%, 1/01/2041 20,882 18,470
2.00%, 3/01/2041 21,045 19,323
1.50%, 5/01/2041 202,029 177,868
4.50%, 5/01/2041
(d)
111,765 116,818
2.50%, 6/01/2041 86,156 81,631
2.00%, 8/01/2041 91,470 83,985
2.00%, 12/01/2041 405,948 372,730
1.50%, 2/01/2042 48,623 42,808
2.00%, 3/01/2042 73,223 67,176
3.00%, 12/01/2042
(d)
18,158 17,911
3.00%, 1/01/2043
(d)
50,337 49,654
3.50%, 2/01/2043 54,446 54,926
3.00%, 4/01/2043 68,196 67,198
3.50%, 12/01/2044
(d)
47,952 48,382
4.00%, 12/01/2044 21,997 22,586
3.00%, 1/01/2045 342,290 335,796
4.00%, 2/01/2045 50,925 52,289
3.00%, 5/01/2045 10,177 9,953
3.50%, 7/01/2045
(d)
75,921 76,404
3.50%, 7/01/2045 56,865 57,174
3.50%, 10/01/2045 62,417 62,756
4.50%, 10/01/2045 73,408 76,503
4.00%, 11/01/2045 216,429 220,780
3.50%, 12/01/2045 7,885 7,928
3.50%, 8/01/2046
(d)
67,104 67,413
3.00%, 11/01/2046 54,937 53,715
3.00%, 12/01/2046 166,013 162,320
3.00%, 1/01/2047 56,464 55,209
3.00%, 8/01/2047 46,311 45,281
4.00%, 8/01/2047
(d)
44,568 45,452
3.50%, 9/01/2047 19,363 19,399
4.50%, 10/01/2047 74,325 76,865
3.50%, 6/01/2048 71,994 72,086
3.50%, 7/01/2048 18,526 18,550
4.50%, 8/01/2048 85,956 88,508
4.00%, 1/01/2049 161,424 164,027
4.50%, 3/01/2049
(d)
27,898 28,752
3.50%, 5/01/2049 125,669 125,378
3.00%, 9/01/2049 38,582 37,444
3.00%, 10/01/2049 246,059 238,799
3.00%, 10/01/2049 44,282 42,976
5.00%, 10/01/2049 63,852 66,099
2.50%, 1/01/2050 36,929 34,752
4.50%, 2/01/2050 21,473 22,011
3.00%, 3/01/2050 36,123 35,058
3.00%, 4/01/2050 166,941 161,859
2.50%, 6/01/2050 75,168 70,434
2.50%, 6/01/2050 189,575 177,636
2.50%, 6/01/2050 64,830 60,748
2.50%, 7/01/2050 410,798 384,926
2.50%, 7/01/2050 179,051 167,774
2.50%, 8/01/2050 14,355 13,451
2.00%, 9/01/2050 336,446 304,062
2.50%, 9/01/2050 288,835 270,644
2.00%, 10/01/2050 120,707 109,089
2.50%, 10/01/2050 135,083 126,576
2.50%, 10/01/2050 156,679 146,812
3.00%, 10/01/2050 36,523 35,412
2.00%, 12/01/2050 192,765 174,211

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal Home Loan Mortgage Corporation
(continued)
1.50%, 1/01/2051 330,286 285,267
1.50%, 2/01/2051 21,938 18,947
2.50%, 2/01/2051 214,069 200,587
2.50%, 3/01/2051 277,835 260,337
1.50%, 4/01/2051 236,230 204,008
2.00%, 4/01/2051 244,972 220,694
2.00%, 4/01/2051 289,912 261,180
2.50%, 4/01/2051 511,682 477,862
2.00%, 5/01/2051 112,517 101,366
2.00%, 5/01/2051 534,983 481,964
2.00%, 5/01/2051 363,801 327,747
2.00%, 5/01/2051 342,560 308,610
2.50%, 5/01/2051 219,340 204,842
2.50%, 5/01/2051 192,767 180,026
2.50%, 5/01/2051 65,971 61,611
2.50%, 5/01/2051 427,717 399,447
1.50%, 6/01/2051 255,896 220,992
3.00%, 6/01/2051 113,042 109,136
2.50%, 7/01/2051 135,768 126,795
3.00%, 7/01/2051 362,819 350,283
3.00%, 7/01/2051 358,546 346,158
1.50%, 8/01/2051 190,050 164,127
2.00%, 8/01/2051 330,233 297,505
1.50%, 9/01/2051 331,500 286,283
2.00%, 9/01/2051 527,795 475,488
2.00%, 9/01/2051 23,458 21,134
2.00%, 9/01/2051 328,502 295,946
2.00%, 9/01/2051 378,339 340,844
2.50%, 9/01/2051 187,030 174,668
2.50%, 9/01/2051 435,297 406,526
3.50%, 9/01/2051 130,973 129,948
1.50%, 10/01/2051 192,041 165,846
2.00%, 10/01/2051 214,207 192,978
2.50%, 10/01/2051 470,280 439,197
1.50%, 11/01/2051 47,800 41,280
2.00%, 12/01/2051 635,518 572,535
2.00%, 12/01/2051 143,794 129,543
2.50%, 12/01/2051 240,195 224,319
2.50%, 12/01/2051 246,796 230,484
2.50%, 2/01/2052 193,123 180,358
2.50%, 2/01/2052 218,021 203,611
2.00%, 3/01/2052 636,726 572,665
3.00%, 3/01/2052 883,546 851,573
2.50%, 4/01/2052 194,410 181,560
3.50%, 4/01/2052 97,878 96,941
3.50%, 5/01/2052 542,084 536,896
3.50%, 5/01/2052 172,282 170,634
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs .
Series 2014-K038, Class A2, 3.39%,
3/25/2024
(d)
195,000 193,728
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 34,738
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 199,905
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 48,391
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 88,160
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 20,076
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 150,647
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
97,177 96,898
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 162,616
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
26,625 27,001
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 69,873
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 51,906
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 51,935
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 134,785
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 61,534
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
58,467 54,747
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 9,624
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 82,577
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
38,498 37,992
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 177,624
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 45,954
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 49,528
Series K137, Class A2, 2.35%, 11/25/2031
(d)
200,000 186,198
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 18,445
Federal National Mortgage Association
2.88%, 9/12/2023
(d)
200,000 199,856
0.25%, 11/27/2023
(d)
75,000 72,385
1.75%, 7/02/2024
(d)
25,000 24,439
2.63%, 9/06/2024
(d)
25,000 24,841
1.63%, 1/07/2025
(d)
275,000 266,775
0.63%, 4/22/2025
(d)
30,000 28,231
0.38%, 8/25/2025
(d)
30,000 27,780
0.50%, 11/07/2025
(d)
171,000 158,487
1.88%, 9/24/2026
(d)
140,000 134,958
3.00%, 11/01/2026
(d)
23,061 23,213
3.00%, 12/01/2026
(d)
12,589 12,672
3.00%, 12/01/2026
(d)
12,906 12,991
3.00%, 12/01/2026
(d)
45,638 45,939
3.00%, 6/01/2027
(d)
12,827 12,910
0.75%, 10/08/2027
(d)
100,000 90,336
3.00%, 2/01/2028
(d)
19,342 19,467
2.50%, 6/01/2028
(d)
43,917 43,582
3.00%, 9/01/2028
(d)
76,644 77,117
3.00%, 7/01/2030
(d)
50,817 51,130
2.00%, 8/01/2030
(d)
48,229 46,978
3.50%, 8/01/2030
(d)
21,724 21,978
0.88%, 8/05/2030
(d)
165,000 140,743

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal National Mortgage Association
(continued)
2.00%, 10/01/2030
(d)
11,294 11,001
6.63%, 11/15/2030
(d)
75,000 94,953
2.50%, 3/01/2031
(d)
61,228 60,761
3.50%, 4/01/2031
(d)
68,556 69,476
3.00%, 8/01/2031
(d)
19,323 19,408
2.50%, 10/01/2031
(d)
115,517 114,679
2.00%, 11/01/2031
(d)
31,580 30,707
2.50%, 11/01/2031
(d)
67,102 66,512
3.50%, 11/01/2031
(d)
18,652 18,932
2.50%, 1/01/2032
(d)
75,525 74,861
2.50%, 1/01/2032
(d)
14,297 14,190
3.00%, 1/01/2032
(d)
202,302 203,192
3.50%, 1/01/2032
(d)
16,230 16,481
3.00%, 2/01/2032
(d)
19,841 19,928
3.50%, 4/01/2032
(d)
19,117 19,388
3.00%, 8/01/2032
(d)
79,768 79,774
3.50%, 8/01/2032
(d)
75,396 76,459
3.00%, 9/01/2032
(d)
28,355 28,357
2.50%, 1/01/2033
(d)
25,170 24,987
3.00%, 2/01/2033
(d)
132,529 133,131
3.00%, 2/01/2033
(d)
42,111 42,303
3.50%, 5/01/2033
(d)
28,342 28,722
2.50%, 7/01/2033
(d)
28,755 28,502
4.00%, 4/01/2034
(d)
13,059 13,345
2.50%, 8/01/2034
(d)
51,660 50,512
3.50%, 9/01/2034
(d)
23,349 23,717
4.00%, 10/01/2034
(d)
56,586 58,267
3.00%, 2/01/2035
(d)
8,207 8,178
2.50%, 3/01/2035
(d)
194,184 189,869
3.50%, 3/01/2035
(d)
9,962 10,096
4.00%, 3/01/2035
(d)
37,701 38,554
2.00%, 7/01/2035
(d)
27,833 26,567
2.50%, 7/01/2035
(d)
116,602 113,827
2.00%, 8/01/2035
(d)
55,590 53,060
2.50%, 9/01/2035
(d)
49,828 48,643
2.50%, 9/01/2035
(d)
97,200 94,887
3.00%, 9/01/2035
(d)
25,277 25,188
1.50%, 10/01/2035
(d)
269,330 250,978
2.00%, 10/01/2035
(d)
16,848 16,081
2.00%, 10/01/2035
(d)
309,105 295,037
2.00%, 10/01/2035
(d)
37,091 35,403
5.50%, 10/01/2035
(d)
14,622 15,774
1.50%, 11/01/2035
(d)
17,697 16,492
2.00%, 11/01/2035
(d)
168,739 161,060
2.00%, 12/01/2035
(d)
104,257 99,513
2.00%, 12/01/2035
(d)
34,342 32,779
2.00%, 2/01/2036
(d)
53,666 51,224
1.50%, 4/01/2036
(d)
21,663 20,156
2.00%, 4/01/2036
(d)
43,321 41,241
2.50%, 4/01/2036
(d)
21,714 21,548
1.50%, 5/01/2036
(d)
43,285 40,272
1.50%, 5/01/2036
(d)
170,531 158,661
2.00%, 5/01/2036
(d)
42,392 40,356
2.00%, 5/01/2036
(d)
80,546 76,679
1.50%, 6/01/2036
(d)
172,194 160,461
2.00%, 6/01/2036
(d)
260,755 248,236
2.00%, 6/01/2036
(d)
255,439 243,175
2.00%, 7/01/2036
(d)
66,681 63,480
2.00%, 7/01/2036
(d)
292,260 278,228
2.00%, 8/01/2036
(d)
478,243 455,282
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal National Mortgage Association
(continued)
1.50%, 9/01/2036
(d)
295,160 274,616
2.00%, 9/01/2036
(d)
44,902 42,746
1.50%, 10/01/2036
(d)
46,791 43,534
1.50%, 10/01/2036
(d)
46,066 42,859
2.00%, 10/01/2036
(d)
69,959 66,600
2.00%, 10/01/2036
(d)
136,215 129,675
1.50%, 11/01/2036
(d)
70,025 65,151
2.00%, 12/01/2036
(d)
165,739 157,781
2.50%, 1/01/2037
(d)
323,813 315,692
3.50%, 1/01/2037
(d)
17,842 18,110
2.00%, 2/01/2037
(d)
237,905 226,483
2.50%, 2/01/2037
(d)
17,080 16,426
1.50%, 3/01/2037
(d)
72,447 67,329
2.50%, 5/01/2037
(d)
24,296 23,663
1.50%, 8/15/2037
(d)(e)
75,000 69,681
3.00%, 8/15/2037
(d)(e)
150,000 148,943
3.50%, 9/15/2037
(d)(e)
50,000 50,297
3.50%, 11/01/2037
(d)
94,829 95,906
3.00%, 12/01/2037
(d)
45,204 44,927
2.50%, 3/01/2038
(d)
20,126 19,355
3.00%, 5/01/2038
(d)
35,640 35,422
3.50%, 6/01/2039
(d)
68,378 69,129
4.50%, 6/01/2039
(d)
22,457 23,444
4.00%, 11/01/2039
(d)
15,745 16,152
4.50%, 2/01/2040
(d)
24,258 25,324
6.00%, 4/01/2040
(d)
34,323 37,491
2.50%, 5/01/2040
(d)
9,461 8,999
2.00%, 8/01/2040
(d)
36,086 33,336
2.50%, 8/01/2040
(d)
42,377 40,310
2.00%, 9/01/2040
(d)
61,944 57,223
4.00%, 10/01/2040
(d)
162,138 166,839
2.00%, 11/01/2040
(d)
56,632 52,316
3.00%, 12/01/2040
(d)
35,203 34,746
2.00%, 1/01/2041
(d)
131,343 121,333
2.00%, 2/01/2041
(d)
51,413 47,495
4.50%, 2/01/2041
(d)
28,483 29,743
4.50%, 4/01/2041
(d)
152,504 159,232
1.50%, 5/01/2041
(d)
44,801 39,444
2.00%, 5/01/2041
(d)
242,916 223,039
1.50%, 6/01/2041
(d)
22,639 19,931
1.50%, 7/01/2041
(d)
68,066 59,926
2.00%, 7/01/2041
(d)
201,960 185,435
5.50%, 7/01/2041
(d)
17,145 18,460
2.50%, 8/01/2041
(d)
29,206 27,672
1.50%, 9/01/2041
(d)
46,922 41,311
2.50%, 10/01/2041
(d)
69,459 65,811
1.50%, 11/01/2041
(d)
24,128 21,242
2.50%, 11/01/2041
(d)
187,486 177,639
2.00%, 12/01/2041
(d)
31,592 29,007
3.50%, 12/01/2041
(d)
24,422 24,645
1.50%, 1/01/2042
(d)
48,230 42,462
2.50%, 2/01/2042
(d)
72,060 68,275
3.00%, 4/01/2042
(d)
14,850 14,635
3.50%, 4/01/2042
(d)
61,746 62,290
5.00%, 4/01/2042
(d)
41,891 44,673
3.00%, 5/01/2042
(d)
49,388 48,205
4.50%, 5/01/2042
(d)
67,320 70,297
3.50%, 6/01/2042
(d)
19,130 19,299
4.00%, 7/01/2042
(d)
29,434 30,280
2.50%, 10/01/2042
(d)
64,383 61,441

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal National Mortgage Association
(continued)
3.00%, 4/01/2043
(d)
30,240 29,797
3.00%, 4/01/2043
(d)
174,321 171,770
3.50%, 6/01/2043
(d)
115,580 116,599
4.00%, 10/01/2043
(d)
247,915 255,039
5.50%, 5/01/2044
(d)
133,949 144,540
4.00%, 9/01/2044
(d)
30,463 31,278
3.00%, 10/01/2044
(d)
136,828 134,825
4.00%, 11/01/2044
(d)
29,403 30,190
4.00%, 1/01/2045
(d)
92,663 95,207
4.00%, 2/01/2045
(d)
63,776 65,609
3.00%, 4/01/2045
(d)
54,408 53,611
3.50%, 4/01/2045
(d)
16,124 16,211
3.50%, 5/01/2045
(d)
20,953 21,067
3.50%, 6/01/2045
(d)
297,083 299,656
3.50%, 8/01/2045
(d)
98,478 99,013
3.50%, 11/01/2045
(d)
27,631 27,781
3.50%, 12/01/2045
(d)
201,945 203,042
3.50%, 1/01/2046
(d)
379,872 381,935
4.00%, 1/01/2046
(d)
61,113 62,341
3.50%, 2/01/2046
(d)
39,628 39,843
3.50%, 2/01/2046
(d)
50,453 50,638
4.50%, 6/01/2046
(d)
35,029 36,539
3.00%, 9/01/2046
(d)
77,501 75,777
3.50%, 9/01/2046
(d)
92,560 93,063
4.50%, 9/01/2046
(d)
112,222 117,186
3.00%, 10/01/2046
(d)
150,131 146,792
3.00%, 11/01/2046
(d)
427,291 417,788
3.00%, 11/01/2046
(d)
17,082 16,702
3.00%, 11/01/2046
(d)
55,063 53,838
3.00%, 11/01/2046
(d)
146,508 143,250
3.00%, 11/01/2046
(d)
40,963 40,052
4.00%, 11/01/2046
(d)
126,612 129,044
3.50%, 1/01/2047
(d)
67,180 67,427
3.00%, 2/01/2047
(d)
229,687 226,326
3.50%, 2/01/2047
(d)
60,954 61,178
4.00%, 2/01/2047
(d)
209,924 214,143
3.50%, 4/01/2047
(d)
21,035 21,075
4.00%, 5/01/2047
(d)
45,569 46,430
4.50%, 5/01/2047
(d)
60,086 62,563
3.50%, 7/01/2047
(d)
173,997 175,531
3.00%, 8/01/2047
(d)
88,110 86,150
3.50%, 8/01/2047
(d)
80,730 80,883
3.50%, 10/01/2047
(d)
93,131 93,307
3.50%, 10/01/2047
(d)
25,057 25,105
4.00%, 10/01/2047
(d)
70,247 71,576
3.50%, 11/01/2047
(d)
262,139 262,637
3.50%, 12/01/2047
(d)
58,093 58,203
3.50%, 1/01/2048
(d)
90,350 90,522
3.50%, 2/01/2048
(d)
47,179 47,268
4.00%, 2/01/2048
(d)
56,271 57,335
3.50%, 3/01/2048
(d)
207,008 207,275
3.00%, 4/01/2048
(d)
192,444 189,628
3.50%, 4/01/2048
(d)
154,223 154,790
4.50%, 4/01/2048
(d)
12,980 13,365
4.50%, 8/01/2048
(d)
28,142 28,978
4.50%, 8/01/2048
(d)
218,032 225,969
3.00%, 9/01/2048
(d)
452,583 442,517
4.00%, 9/01/2048
(d)
87,123 88,528
3.50%, 10/01/2048
(d)
176,978 177,314
4.50%, 10/01/2048
(d)
9,324 9,601
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal National Mortgage Association
(continued)
3.00%, 11/01/2048
(d)
154,033 150,607
4.00%, 11/01/2048
(d)
72,382 73,751
4.00%, 2/01/2049
(d)
20,097 20,421
4.00%, 3/01/2049
(d)
139,093 141,336
3.50%, 4/01/2049
(d)
45,156 45,051
4.50%, 4/01/2049
(d)
53,349 54,933
4.00%, 5/01/2049
(d)
60,500 61,475
4.50%, 5/01/2049
(d)
22,549 23,219
4.50%, 5/01/2049
(d)
9,055 9,282
4.00%, 6/01/2049
(d)
167,704 170,876
4.00%, 6/01/2049
(d)
66,700 67,962
4.00%, 6/01/2049
(d)
624,617 636,428
3.50%, 7/01/2049
(d)
47,461 47,351
4.00%, 7/01/2049
(d)
54,757 55,574
5.00%, 7/01/2049
(d)
11,157 11,550
3.50%, 8/01/2049
(d)
127,642 127,347
3.50%, 8/01/2049
(d)
224,744 224,223
4.50%, 8/01/2049
(d)
93,741 96,945
3.50%, 9/01/2049
(d)
78,164 77,983
3.50%, 9/01/2049
(d)
40,429 40,335
4.00%, 9/01/2049
(d)
15,949 16,187
4.00%, 9/01/2049
(d)
96,730 98,674
4.50%, 9/01/2049
(d)
16,613 17,107
5.00%, 9/01/2049
(d)
71,604 74,124
3.00%, 10/01/2049
(d)
115,683 112,269
2.50%, 11/01/2049
(d)
233,100 219,360
2.50%, 11/01/2049
(d)
158,898 149,532
3.00%, 11/01/2049
(d)
112,472 109,153
3.00%, 11/01/2049
(d)
151,606 147,132
4.50%, 11/01/2049
(d)
7,741 7,935
5.00%, 11/01/2049
(d)
84,702 87,964
3.00%, 12/01/2049
(d)
69,390 67,342
3.50%, 12/01/2049
(d)
65,356 65,205
3.50%, 1/01/2050
(d)
44,504 44,400
3.00%, 2/01/2050
(d)
96,732 93,878
3.00%, 2/01/2050
(d)
114,074 110,708
3.00%, 2/01/2050
(d)
56,811 55,135
3.00%, 3/01/2050
(d)
59,288 57,483
4.50%, 3/01/2050
(d)
76,765 79,045
5.00%, 3/01/2050
(d)
107,506 111,258
2.50%, 4/01/2050
(d)
280,746 263,065
3.00%, 4/01/2050
(d)
58,218 56,446
4.00%, 4/01/2050
(d)
103,123 104,662
3.50%, 5/01/2050
(d)
114,766 114,200
3.50%, 5/01/2050
(d)
15,931 15,853
4.00%, 6/01/2050
(d)
47,038 47,492
4.00%, 6/01/2050
(d)
24,640 25,008
2.50%, 7/01/2050
(d)
93,752 87,848
3.00%, 7/01/2050
(d)
58,474 56,694
3.00%, 7/01/2050
(d)
31,180 30,231
3.00%, 7/01/2050
(d)
146,112 141,664
3.00%, 7/01/2050
(d)
65,126 63,144
3.50%, 7/01/2050
(d)
26,626 26,495
4.00%, 7/01/2050
(d)
174,812 176,499
2.50%, 8/01/2050
(d)
86,999 81,519
2.50%, 8/01/2050
(d)
184,237 172,633
2.00%, 9/01/2050
(d)
333,875 301,738
2.00%, 9/01/2050
(d)
40,638 36,727
2.00%, 9/01/2050
(d)
422,032 381,410
2.00%, 9/01/2050
(d)
48,901 44,194

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal National Mortgage Association
(continued)
2.00%, 9/01/2050
(d)
420,468 379,997
2.50%, 9/01/2050
(d)
75,835 71,059
3.00%, 9/01/2050
(d)
44,968 43,641
3.00%, 9/01/2050
(d)
207,065 200,762
3.00%, 9/01/2050
(d)
626,849 607,767
2.00%, 10/01/2050
(d)
81,426 73,588
2.00%, 10/01/2050
(d)
257,626 232,829
3.00%, 10/01/2050
(d)
92,172 89,452
1.50%, 11/01/2050
(d)
108,492 93,704
2.00%, 11/01/2050
(d)
799,020 722,111
2.00%, 11/01/2050
(d)
146,094 132,032
2.50%, 11/01/2050
(d)
225,968 211,737
1.50%, 12/01/2050
(d)
89,051 76,913
2.00%, 12/01/2050
(d)
773,635 699,170
2.00%, 12/01/2050
(d)
266,031 240,424
2.00%, 12/01/2050
(d)
127,813 115,510
2.00%, 12/01/2050
(d)
242,917 219,536
2.00%, 12/01/2050
(d)
165,805 149,846
2.00%, 12/01/2050
(d)
564,685 510,332
2.00%, 12/01/2050
(d)
479,270 433,139
2.50%, 12/01/2050
(d)
273,448 256,227
1.50%, 1/01/2051
(d)
88,520 76,454
2.00%, 1/01/2051
(d)
541,131 489,045
2.00%, 1/01/2051
(d)
503,647 455,170
2.00%, 1/01/2051
(d)
194,813 176,062
2.00%, 1/01/2051
(d)
172,720 156,095
2.50%, 1/01/2051
(d)
195,217 182,923
3.00%, 1/01/2051
(d)
61,020 59,163
1.50%, 2/01/2051
(d)
88,090 76,083
2.00%, 2/01/2051
(d)
506,628 457,863
2.00%, 2/01/2051
(d)
242,892 219,513
2.50%, 2/01/2051
(d)
244,690 229,280
2.50%, 2/01/2051
(d)
459,332 430,404
2.50%, 2/01/2051
(d)
367,682 344,526
2.50%, 2/01/2051
(d)
19,789 18,543
2.50%, 2/01/2051
(d)
81,655 76,258
2.50%, 2/01/2051
(d)
152,931 143,300
1.50%, 3/01/2051
(d)
67,393 58,200
2.00%, 3/01/2051
(d)
172,160 155,098
2.50%, 3/01/2051
(d)
224,230 210,109
2.00%, 4/01/2051
(d)
617,445 556,253
2.00%, 4/01/2051
(d)
178,822 161,100
2.00%, 4/01/2051
(d)
95,978 86,466
2.00%, 4/01/2051
(d)
135,148 121,755
2.50%, 4/01/2051
(d)
243,377 228,050
2.50%, 4/01/2051
(d)
133,997 125,141
2.00%, 5/01/2051
(d)
235,462 212,127
2.00%, 5/01/2051
(d)
337,184 303,768
2.50%, 5/01/2051
(d)
713,214 666,074
2.50%, 5/01/2051
(d)
189,014 177,110
3.00%, 5/01/2051
(d)
118,733 114,631
1.50%, 6/01/2051
(d)
185,556 160,246
1.50%, 6/01/2051
(d)
23,123 19,969
3.00%, 6/01/2051
(d)
159,289 153,786
2.00%, 7/01/2051
(d)
195,968 176,546
2.00%, 7/01/2051
(d)
275,406 248,112
2.00%, 7/01/2051
(d)
528,907 476,490
2.50%, 7/01/2051
(d)
91,867 85,795
2.50%, 7/01/2051
(d)
282,959 264,257
1.50%, 8/01/2051
(d)
94,623 81,716
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal National Mortgage Association
(continued)
2.00%, 8/01/2051
(d)
326,732 294,351
2.00%, 8/01/2051
(d)
653,763 588,972
2.00%, 8/01/2051
(d)
264,844 238,597
2.50%, 8/01/2051
(d)
465,952 435,155
2.50%, 8/01/2051
(d)
312,284 291,643
1.50%, 9/01/2051
(d)
119,051 102,813
2.00%, 9/01/2051
(d)
570,107 513,606
2.00%, 9/01/2051
(d)
366,777 330,427
2.50%, 9/01/2051
(d)
432,212 403,645
2.50%, 9/01/2051
(d)
681,087 636,070
2.50%, 9/01/2051
(d)
93,169 87,011
1.50%, 10/01/2051
(d)
47,757 41,243
2.00%, 10/01/2051
(d)
758,799 683,598
2.00%, 10/01/2051
(d)
188,702 170,000
2.00%, 10/01/2051
(d)
379,867 342,220
2.00%, 10/01/2051
(d)
214,267 193,032
2.50%, 10/01/2051
(d)
968,616 904,595
2.50%, 10/01/2051
(d)
354,457 331,029
2.50%, 11/01/2051
(d)
289,199 270,084
2.00%, 12/01/2051
(d)
365,243 329,045
2.00%, 12/01/2051
(d)
338,916 305,328
2.50%, 12/01/2051
(d)
95,751 89,423
2.50%, 12/01/2051
(d)
580,403 542,041
2.00%, 1/01/2052
(d)
686,919 618,842
2.50%, 1/01/2052
(d)
243,609 227,508
2.50%, 2/01/2052
(d)
96,024 89,678
2.50%, 3/01/2052
(d)
171,009 159,597
3.00%, 4/01/2052
(d)
268,921 259,189
4.00%, 5/01/2052
(d)
198,327 199,515
1.50%, 8/15/2052
(d)(e)
100,000 86,093
3.00%, 8/15/2052
(d)(e)
875,000 842,610
3.50%, 8/15/2052
(e)
975,000 964,892
4.00%, 8/15/2052
(d)(e)
450,000 452,232
4.50%, 8/15/2052
(e)
225,000 228,845
5.00%, 8/15/2052
(e)
225,000 231,084
5.50%, 8/15/2052
(d)(e)
175,000 181,352
3.00%, 9/15/2052
(d)(e)
25,000 24,049
3.50%, 9/15/2052
(d)(e)
100,000 98,680
4.00%, 9/15/2052
(d)(e)
275,000 275,910
4.50%, 9/15/2052
(d)(e)
300,000 304,545
5.00%, 9/15/2052
(d)(e)
125,000 128,080
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.50%,
1/25/2024
(d)
7,757 7,716
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
39,888 39,522
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
24,521 25,155
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
40,000 40,355
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
17,930 17,964
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
100,000 98,663
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
38,638 37,300
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 178,613
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
23,548 22,726

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Federal National Mortgage Association REMICs
(continued)
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 191,545
Series 2018-M13, Class A2, 3.75%,
9/25/2030
(d)
8,710 9,036
Series 2021-M1G, Class A2, 1.47%,
11/25/2030
(d)
60,000 52,182
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
87,662 82,570
Government National Mortgage Association
2.00%, 8/15/2052
(e)
100,000 91,778
2.50%, 8/15/2052
(e)
50,000 47,307
3.00%, 8/15/2052
(e)
550,000 535,505
3.50%, 8/15/2052
(e)
300,000 298,611
4.00%, 8/15/2052
(e)
175,000 176,815
4.50%, 8/15/2052
(e)
125,000 127,339
3.50%, 9/15/2052
(e)
125,000 124,280
4.00%, 9/15/2052
(e)
175,000 176,531
4.50%, 9/15/2052
(e)
125,000 127,090
Government National Mortgage Association II
3.50%, 10/20/2026 21,721 21,880
5.00%, 9/20/2039 74,733 78,893
4.00%, 10/20/2040 20,694 21,390
5.00%, 10/20/2040 25,665 27,092
4.00%, 11/20/2040 55,260 57,118
4.50%, 1/20/2041 14,424 15,080
4.00%, 11/20/2041 19,125 19,752
3.00%, 6/20/2042 22,728 22,587
3.00%, 8/20/2042 54,935 54,594
2.50%, 2/20/2043 266,423 254,710
3.50%, 2/20/2043 44,738 45,316
2.50%, 3/20/2043 13,741 13,137
3.50%, 3/20/2043 33,546 33,988
3.00%, 4/20/2043 70,629 70,128
3.50%, 7/20/2043 89,745 90,927
3.50%, 9/20/2044 199,081 201,109
4.00%, 11/20/2044 228,212 234,027
4.50%, 1/20/2045 28,557 29,613
3.50%, 2/20/2045 35,518 35,879
3.50%, 6/20/2045 266,432 268,491
3.00%, 8/20/2045 309,642 306,402
3.50%, 12/20/2045 47,223 47,588
3.50%, 3/20/2046 146,731 147,696
4.00%, 3/20/2046 34,815 35,701
3.00%, 4/20/2046 43,978 43,485
4.00%, 6/20/2046 46,850 47,847
2.50%, 7/20/2046 32,084 30,683
3.00%, 9/20/2046 214,232 211,828
2.50%, 10/20/2046 9,842 9,412
3.00%, 10/20/2046 40,487 40,032
3.00%, 11/20/2046 41,679 41,211
3.50%, 11/20/2046 94,605 95,226
2.50%, 12/20/2046 165,485 158,257
3.00%, 1/20/2047 92,519 91,480
3.00%, 2/20/2047 106,229 105,037
3.50%, 2/20/2047 361,345 363,720
3.00%, 5/20/2047 78,090 77,217
3.50%, 5/20/2047 128,821 129,637
4.00%, 8/20/2047 203,168 207,475
4.50%, 9/20/2047 36,491 37,690
3.00%, 10/20/2047 11,573 11,444
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Government National Mortgage Association II
(continued)
3.50%, 2/20/2048 172,646 173,738
4.50%, 3/20/2048 146,208 151,011
4.00%, 4/20/2048 246,436 251,541
4.50%, 5/20/2048 74,900 77,361
4.50%, 6/20/2048 100,613 103,548
5.00%, 6/20/2048 8,876 9,255
4.00%, 7/20/2048 13,792 14,078
4.00%, 9/20/2048 14,280 14,576
3.50%, 10/20/2048 37,195 37,388
4.00%, 11/20/2048 41,671 42,534
4.50%, 11/20/2048 22,260 22,910
5.00%, 12/20/2048 47,497 49,340
3.50%, 1/20/2049 118,129 118,876
4.00%, 2/20/2049 21,537 21,983
3.50%, 3/20/2049 25,181 25,311
3.00%, 8/20/2049 38,343 37,707
3.00%, 10/20/2049 195,006 191,774
2.50%, 12/20/2049 89,840 85,171
3.50%, 12/20/2049 51,313 51,502
3.00%, 1/20/2050 230,173 226,358
3.00%, 2/20/2050 118,911 116,941
3.50%, 4/20/2050 15,929 15,988
4.00%, 5/20/2050 15,948 16,195
5.00%, 5/20/2050 36,688 38,255
2.50%, 6/20/2050 96,326 91,894
2.50%, 7/20/2050 514,317 490,655
3.00%, 7/20/2050 85,997 84,459
3.50%, 7/20/2050 30,717 30,776
2.00%, 8/20/2050 299,777 277,054
3.00%, 8/20/2050 34,945 34,320
4.00%, 8/20/2050 95,678 97,157
4.50%, 8/20/2050 22,037 22,502
2.50%, 9/20/2050 430,784 410,964
4.50%, 9/20/2050 18,634 19,027
2.50%, 10/20/2050 140,458 133,996
2.00%, 11/20/2050 254,972 235,645
3.00%, 11/20/2050 41,186 40,450
2.00%, 12/20/2050 366,232 338,471
3.50%, 12/20/2050 13,285 13,311
2.00%, 1/20/2051 569,127 525,987
2.50%, 1/20/2051 370,680 353,626
1.50%, 2/20/2051 85,175 75,765
2.50%, 2/20/2051 263,259 250,025
3.00%, 2/20/2051 217,342 213,455
2.50%, 3/20/2051 383,758 364,467
4.00%, 3/20/2051 58,903 59,814
2.00%, 4/20/2051 742,764 683,787
2.50%, 4/20/2051 348,343 330,831
3.50%, 4/20/2051 112,262 112,477
2.00%, 5/20/2051 389,250 358,343
2.50%, 5/20/2051 290,158 275,571
2.50%, 6/20/2051 99,332 94,339
2.00%, 7/20/2051 405,679 373,467
2.50%, 7/20/2051 469,174 445,588
3.50%, 7/20/2051 102,558 102,755
2.50%, 8/20/2051 340,719 323,591
2.00%, 9/20/2051 256,035 235,705
2.00%, 10/20/2051 118,523 109,112
2.50%, 10/20/2051 140,960 133,874
3.50%, 10/20/2051 92,105 91,891

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 30.1% (continued)
Government National Mortgage Association II
(continued)
2.00%, 11/20/2051 723,255 665,826
3.00%, 11/20/2051 197,725 193,242
2.50%, 12/20/2051 268,595 255,093
2.00%, 1/20/2052 584,863 538,423
2.50%, 1/20/2052 48,514 46,075
3.00%, 1/20/2052 699,076 683,225
2.50%, 2/20/2052 146,515 139,149
2.00%, 3/20/2052 221,668 203,385
2.50%, 3/20/2052 392,944 372,017
2.00%, 4/20/2052 98,885 90,729
3.00%, 6/20/2052 498,175 485,411
3.50%, 7/20/2052 325,000 323,545
Tennessee Valley Authority
Series B, 4.70%, 7/15/2033 157,000 175,065
5.25%, 9/15/2039 145,000 170,105
4.25%, 9/15/2065 150,000 160,307
Total U.S. Government Agencies (cost
$103,551,510) 98,777,356
U.S. Treasury Government Securities – 40.2%
U.S. Treasury Bonds
6.25%, 8/15/2023 420,000 433,929
5.25%, 2/15/2029 40,000 45,988
6.25%, 5/15/2030 20,000 24,978
5.38%, 2/15/2031 255,000 306,916
4.50%, 2/15/2036
(a)
475,000 575,863
5.00%, 5/15/2037
(a)
65,000 83,017
4.38%, 2/15/2038 355,000 427,830
3.50%, 2/15/2039 100,000 108,188
4.38%, 11/15/2039 200,000 238,563
4.63%, 2/15/2040 35,000 43,017
1.13%, 5/15/2040 445,000 317,619
4.38%, 5/15/2040 60,000 71,363
1.13%, 8/15/2040 760,000 539,125
3.88%, 8/15/2040 50,000 55,648
1.38%, 11/15/2040 880,000 649,413
4.25%, 11/15/2040 74,000 86,141
1.88%, 2/15/2041 835,000 671,392
4.75%, 2/15/2041 190,000 235,897
2.25%, 5/15/2041 845,000 722,739
4.38%, 5/15/2041 155,000 182,876
1.75%, 8/15/2041 1,170,000 913,331
3.75%, 8/15/2041 130,000 140,542
2.00%, 11/15/2041 905,000 738,565
3.13%, 11/15/2041 225,000 221,906
2.38%, 2/15/2042 635,000 552,549
3.13%, 2/15/2042 355,000 348,954
3.00%, 5/15/2042 125,000 120,254
3.25%, 5/15/2042 450,000 450,563
2.75%, 8/15/2042 322,000 295,988
2.75%, 11/15/2042 392,000 359,721
3.13%, 2/15/2043 420,000 408,384
2.88%, 5/15/2043 275,000 256,609
3.63%, 8/15/2043 100,000 104,969
3.75%, 11/15/2043 300,000 320,578
3.63%, 2/15/2044 150,000 157,336
3.38%, 5/15/2044 195,000 196,767
3.13%, 8/15/2044 170,000 164,528
3.00%, 11/15/2044 280,000 265,081
2.50%, 2/15/2045 255,000 220,894
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.2% (continued)
U.S. Treasury Bonds (continued)
3.00%, 5/15/2045 45,000 42,588
2.88%, 8/15/2045 130,000 120,514
2.50%, 2/15/2046 150,000 129,961
2.50%, 5/15/2046 155,000 134,172
2.25%, 8/15/2046 275,000 226,273
2.88%, 11/15/2046 410,000 380,723
3.00%, 2/15/2047 265,000 252,123
3.00%, 5/15/2047 400,000 380,875
2.75%, 8/15/2047 1,365,000 1,243,430
2.75%, 11/15/2047 725,000 661,902
3.00%, 2/15/2048 916,000 879,933
3.13%, 5/15/2048 410,000 404,619
3.00%, 8/15/2048 375,000 361,875
3.38%, 11/15/2048 745,000 773,869
3.00%, 2/15/2049 665,000 647,855
2.88%, 5/15/2049 525,000 500,637
2.25%, 8/15/2049 615,000 516,504
2.38%, 11/15/2049 355,000 306,853
2.00%, 2/15/2050 670,000 531,708
1.25%, 5/15/2050 988,000 644,207
1.38%, 8/15/2050 780,000 525,647
1.63%, 11/15/2050 780,000 561,478
1.88%, 2/15/2051 815,000 625,767
2.38%, 5/15/2051 885,000 764,280
2.00%, 8/15/2051 900,000 712,688
1.88%, 11/15/2051 1,050,000 807,352
2.25%, 2/15/2052
(a)
700,000 589,859
2.88%, 5/15/2052 420,000 406,350
U.S. Treasury Notes
0.13%, 9/15/2023 775,000 750,751
0.25%, 9/30/2023
(a)
970,000 940,029
1.38%, 9/30/2023 130,000 127,573
2.88%, 9/30/2023
(a)
850,000 848,805
0.13%, 10/15/2023 500,000 483,242
0.38%, 10/31/2023 500,000 484,219
1.63%, 10/31/2023 200,000 196,734
2.88%, 10/31/2023 200,000 199,852
0.25%, 11/15/2023
(a)
500,000 483,027
2.75%, 11/15/2023 725,000 723,216
0.50%, 11/30/2023 820,000 793,670
2.13%, 11/30/2023 200,000 197,852
2.88%, 11/30/2023 350,000 349,521
0.13%, 12/15/2023 445,000 428,017
0.75%, 12/31/2023 785,000 760,929
2.25%, 12/31/2023 95,000 94,039
2.63%, 12/31/2023 700,000 696,855
0.13%, 1/15/2024 500,000 479,844
0.88%, 1/31/2024 1,290,000 1,250,544
2.25%, 1/31/2024 200,000 197,898
2.50%, 1/31/2024 400,000 397,219
0.13%, 2/15/2024 790,000 756,703
2.75%, 2/15/2024 700,000 697,730
1.50%, 2/29/2024 515,000 503,513
2.13%, 2/29/2024
(a)
200,000 197,375
2.38%, 2/29/2024
(a)
200,000 198,234
0.25%, 3/15/2024 870,000 832,889
2.13%, 3/31/2024 850,000 838,445
2.25%, 3/31/2024 1,405,000 1,388,810
0.38%, 4/15/2024 490,000 469,098
2.00%, 4/30/2024 141,000 138,736

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.2% (continued)
U.S. Treasury Notes (continued)
2.25%, 4/30/2024
(a)
700,000 691,824
2.50%, 4/30/2024
(a)
910,000 903,068
0.25%, 5/15/2024 200,000 190,695
2.50%, 5/15/2024
(a)
445,000 441,593
2.00%, 5/31/2024 350,000 344,313
2.50%, 5/31/2024
(a)
1,400,000 1,389,391
0.25%, 6/15/2024
(a)
815,000 775,523
1.75%, 6/30/2024 380,000 371,955
2.00%, 6/30/2024 580,000 570,099
3.00%, 6/30/2024
(a)
1,075,000 1,076,638
0.38%, 7/15/2024
(a)
1,200,000 1,142,859
1.75%, 7/31/2024
(a)
300,000 293,320
2.13%, 7/31/2024 250,000 246,172
3.00%, 7/31/2024 575,000 576,168
0.38%, 8/15/2024 1,170,000 1,111,683
2.38%, 8/15/2024 550,000 544,070
1.25%, 8/31/2024
(a)
900,000 869,977
1.88%, 8/31/2024 300,000 293,742
0.38%, 9/15/2024 505,000 478,843
1.50%, 9/30/2024 400,000 388,406
2.13%, 9/30/2024 100,000 98,406
0.63%, 10/15/2024 1,000,000 951,875
1.50%, 10/31/2024 400,000 388,031
2.25%, 10/31/2024
(a)
81,000 79,874
0.75%, 11/15/2024 910,000 867,059
2.25%, 11/15/2024 625,000 616,211
1.50%, 11/30/2024 700,000 678,180
2.13%, 11/30/2024 180,000 176,864
1.00%, 12/15/2024 620,000 593,505
1.75%, 12/31/2024 600,000 584,297
2.25%, 12/31/2024 125,000 123,164
1.13%, 1/15/2025 1,215,000 1,164,976
1.38%, 1/31/2025 575,000 554,201
2.50%, 1/31/2025 100,000 99,078
1.50%, 2/15/2025 790,000 763,399
2.00%, 2/15/2025 850,000 832,203
1.13%, 2/28/2025 585,000 559,863
2.75%, 2/28/2025 175,000 174,453
1.75%, 3/15/2025 535,000 520,079
0.50%, 3/31/2025 320,000 300,700
2.63%, 4/15/2025 690,000 685,688
0.38%, 4/30/2025 600,000 560,859
2.88%, 4/30/2025 500,000 500,000
2.13%, 5/15/2025 605,000 593,184
2.75%, 5/15/2025 1,050,000 1,047,129
0.25%, 5/31/2025 610,000 567,109
2.88%, 5/31/2025 200,000 200,063
2.88%, 6/15/2025 700,000 700,656
0.25%, 6/30/2025 590,000 547,455
3.00%, 7/15/2025 550,000 552,793
0.25%, 7/31/2025 700,000 648,211
2.00%, 8/15/2025 380,000 370,708
0.25%, 8/31/2025 565,000 521,963
2.75%, 8/31/2025
(a)
700,000 698,086
0.25%, 9/30/2025 535,000 493,454
3.00%, 9/30/2025
(a)
50,000 50,273
0.25%, 10/31/2025 500,000 460,273
2.25%, 11/15/2025 490,000 481,195
0.38%, 11/30/2025 450,000 415,336
2.88%, 11/30/2025 100,000 100,148
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.2% (continued)
U.S. Treasury Notes (continued)
0.38%, 12/31/2025 590,000 543,399
0.38%, 1/31/2026 1,025,000 942,279
2.63%, 1/31/2026
(a)
40,000 39,775
1.63%, 2/15/2026 615,000 590,640
0.50%, 2/28/2026 820,000 756,066
2.50%, 2/28/2026 60,000 59,386
0.75%, 3/31/2026 785,000 729,437
2.25%, 3/31/2026
(a)
150,000 147,199
0.75%, 4/30/2026 600,000 556,734
2.38%, 4/30/2026 240,000 236,625
1.63%, 5/15/2026 545,000 522,519
0.75%, 5/31/2026 800,000 741,125
2.13%, 5/31/2026 100,000 97,672
0.88%, 6/30/2026 525,000 488,086
1.88%, 6/30/2026 95,000 91,898
0.63%, 7/31/2026 605,000 556,127
1.88%, 7/31/2026 274,000 264,817
1.50%, 8/15/2026 370,000 351,991
0.75%, 8/31/2026 1,290,000 1,190,428
1.38%, 8/31/2026 150,000 141,996
0.88%, 9/30/2026 430,000 398,288
1.63%, 9/30/2026 100,000 95,633
1.13%, 10/31/2026 845,000 790,141
1.63%, 10/31/2026 200,000 191,016
2.00%, 11/15/2026 475,000 460,379
1.25%, 11/30/2026
(a)
1,630,000 1,531,691
1.63%, 11/30/2026 150,000 143,180
1.25%, 12/31/2026 675,000 633,498
1.75%, 12/31/2026 250,000 239,961
1.50%, 1/31/2027 900,000 853,383
2.25%, 2/15/2027 460,000 450,081
1.13%, 2/28/2027 135,000 125,645
1.88%, 2/28/2027 720,000 694,125
0.63%, 3/31/2027 600,000 545,063
2.50%, 3/31/2027
(a)
1,165,000 1,153,896
0.50%, 4/30/2027 880,000 793,306
2.75%, 4/30/2027 825,000 826,225
2.38%, 5/15/2027 585,000 575,402
0.50%, 5/31/2027 405,000 364,405
2.63%, 5/31/2027 1,035,000 1,031,523
0.50%, 6/30/2027 700,000 628,688
3.25%, 6/30/2027 985,000 1,009,625
0.38%, 7/31/2027 315,000 280,867
2.75%, 7/31/2027 590,000 591,556
2.25%, 8/15/2027 325,000 317,611
0.50%, 8/31/2027 470,000 420,540
0.38%, 9/30/2027 800,000 709,750
0.50%, 10/31/2027 850,000 757,563
2.25%, 11/15/2027 730,000 712,320
0.63%, 11/30/2027 900,000 806,063
0.63%, 12/31/2027 830,000 742,007
0.75%, 1/31/2028
(a)
860,000 773,127
2.75%, 2/15/2028 775,000 775,061
1.13%, 2/29/2028 910,000 834,570
1.25%, 3/31/2028 710,000 654,365
1.25%, 4/30/2028 705,000 649,041
2.88%, 5/15/2028 547,000 550,803
1.25%, 5/31/2028 925,000 850,566
1.25%, 6/30/2028 380,000 349,006
1.00%, 7/31/2028 865,000 781,879

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.2% (continued)
U.S. Treasury Notes (continued)
2.88%, 8/15/2028 719,000 723,999
1.13%, 8/31/2028 695,000 632,396
1.25%, 9/30/2028 635,000 581,521
1.38%, 10/31/2028 455,000 419,382
3.13%, 11/15/2028 575,000 587,713
1.50%, 11/30/2028 430,000 399,228
1.38%, 12/31/2028
(a)
435,000 401,254
1.75%, 1/31/2029 1,050,000 989,953
2.63%, 2/15/2029 997,000 991,392
1.88%, 2/28/2029 450,000 427,852
2.38%, 3/31/2029 400,000 391,438
2.88%, 4/30/2029 425,000 429,117
2.38%, 5/15/2029 705,000 690,019
2.75%, 5/31/2029 1,010,000 1,011,894
3.25%, 6/30/2029 500,000 517,031
2.63%, 7/31/2029 485,000 483,105
1.63%, 8/15/2029 505,000 471,307
1.75%, 11/15/2029
(a)
240,000 225,900
1.50%, 2/15/2030 667,000 614,578
0.63%, 5/15/2030 815,000 698,480
0.63%, 8/15/2030 925,000 789,574
0.88%, 11/15/2030 930,000 808,809
1.13%, 2/15/2031 1,380,000 1,221,731
1.63%, 5/15/2031 1,150,000 1,058,359
1.25%, 8/15/2031 1,500,000 1,331,953
1.38%, 11/15/2031 1,630,000 1,458,341
1.88%, 2/15/2032 1,710,000 1,596,445
2.88%, 5/15/2032 1,515,000 1,541,986
Total U.S. Treasury Government Securities
(cost $140,469,181) 131,753,577
Shares
Investment Companies – 1.7%
Registered Investment Companies – 1.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(f)(g)
(cost $5,627,974) 5,627,974 5,627,974
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(f)(g)
(cost $1,586,130) 1,586,130 1,586,130
Total Investments Before TBA Sale
Commitments  (cost $356,743,969) 101.6% 333,210,269
TBA Sale Commitments – ( 0.1% )
Principal
Amount ($)
Federal National Mortgage Association
(h)
2.00%, 9/15/2037
(d)
50,000 (47,564)
2.50%, 9/15/2037
(d)
25,000 (24,325)
2.00%, 8/15/2052 100,000 (89,906)
2.00%, 9/15/2052 100,000 (89,870)
Total TBA Sale Commitments (cost
$(248,081)) (251,665)
Total Investments (cost $356,495,888) 101.5% 332,958,604
Liabilities, Less Cash and Receivables (1.5)% (5,122,254)
Net Assets 100.0% 327,836,350
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

See Notes to Statements of Investments
(a)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $17,547,518 and the value of the collateral was $17,934,780, consisting of cash collateral of
$1,586,130 and U.S. Government & Agency securities valued at $16,348,650. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $1,249,489 or 0.38% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2022.
(h)
Sales on a forward commitment basis.

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4%
Basic Materials – 1.8%
Air Products & Chemicals, Inc., 1.50%,
10/15/2025 25,000 23,778
ArcelorMittal SA, 4.55%, 3/11/2026 50,000 50,487
BHP Billiton Finance USA Ltd., 3.85%,
9/30/2023 50,000 50,339
Celanese US Holdings LLC
3.50%, 5/08/2024 25,000 24,608
6.17%, 7/15/2027 125,000 126,970
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 25,000 25,150
DuPont de Nemours, Inc.
4.21%, 11/15/2023 100,000 100,970
4.49%, 11/15/2025 50,000 51,282
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 24,895
Ecolab, Inc., 0.90%, 12/15/2023 50,000 48,597
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 26,569
Linde, Inc., 2.65%, 2/05/2025 50,000 49,360
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 25,210
Nucor Corp., 2.00%, 6/01/2025 50,000 48,007
PPG Industries, Inc., 1.20%, 3/15/2026 50,000 45,650
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 22,986
Sherwin-Williams Co. (The), 3.95%, 1/15/2026 75,000 75,028
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 48,135
Vale Overseas Ltd., 6.25%, 8/10/2026 100,000 106,874
974,895
Communications – 5.2%
Alphabet, Inc.
3.38%, 2/25/2024 25,000 25,215
0.45%, 8/15/2025 50,000 46,654
2.00%, 8/15/2026 50,000 48,332
Amazon.com, Inc.
0.45%, 5/12/2024 40,000 38,316
2.80%, 8/22/2024 85,000 84,715
0.80%, 6/03/2025 20,000 18,848
1.00%, 5/12/2026 70,000 65,021
3.30%, 4/13/2027 100,000 100,595
AT&T, Inc.
0.90%, 3/25/2024 150,000 144,044
1.70%, 3/25/2026 25,000 23,280
2.95%, 7/15/2026 50,000 48,679
2.30%, 6/01/2027 125,000 117,150
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 50,581
Charter Communications Operating LLC /
Charter Communications Operating Capital,
4.91%, 7/23/2025 150,000 151,932
Cisco Systems, Inc.
2.20%, 9/20/2023 70,000 69,421
3.63%, 3/04/2024 10,000 10,118
2.50%, 9/20/2026 35,000 34,498
Comcast Corp.
3.38%, 2/15/2025 110,000 110,156
3.38%, 8/15/2025 25,000 25,022
3.95%, 10/15/2025 75,000 76,299
3.15%, 3/01/2026 25,000 24,867
2.35%, 1/15/2027 50,000 47,869
Discovery Communications LLC
3.45%, 3/15/2025 60,000 58,612
3.95%, 6/15/2025 25,000 24,782
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Communications – 5.2% (continued)
eBay, Inc.
3.45%, 8/01/2024 25,000 24,989
1.90%, 3/11/2025 25,000 23,951
1.40%, 5/10/2026 35,000 32,245
Expedia Group, Inc., 5.00%, 2/15/2026 50,000 50,561
Fox Corp., 3.05%, 4/07/2025 50,000 48,926
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 22,690
Motorola Solutions, Inc., 4.00%, 9/01/2024
(a)
3,000 3,007
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 44,896
Paramount Global, 4.75%, 5/15/2025 22,000 22,396
Rogers Communications, Inc.
4.10%, 10/01/2023 50,000 50,283
3.20%, 3/15/2027
(b)
75,000 73,288
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 22,714
T-Mobile USA, Inc.
1.50%, 2/15/2026 160,000 147,667
3.75%, 4/15/2027 50,000 49,274
5.38%, 4/15/2027 100,000 101,427
TWDC Enterprises 18 Corp., 2.95%,
6/15/2027
(a)
50,000 49,026
VeriSign, Inc., 5.25%, 4/01/2025 25,000 25,466
Verizon Communications, Inc.
3.38%, 2/15/2025 95,000 95,328
0.85%, 11/20/2025 50,000 46,093
1.45%, 3/20/2026 70,000 65,518
2.63%, 8/15/2026 50,000 48,495
4.13%, 3/16/2027 75,000 76,734
Vodafone Group PLC, 3.75%, 1/16/2024 50,000 50,305
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 50,307
3.70%, 10/15/2025 125,000 126,323
1.75%, 1/13/2026 50,000 47,536
WPP Finance 2010, 3.75%, 9/19/2024 50,000 49,483
2,893,934
Consumer, Cyclical – 6.7%
American Honda Finance Corp.
2.15%, 9/10/2024 70,000 68,319
1.20%, 7/08/2025 25,000 23,492
1.30%, 9/09/2026 50,000 46,066
AutoNation, Inc., 3.50%, 11/15/2024 25,000 24,502
AutoZone, Inc., 3.13%, 4/18/2024 15,000 14,875
Continental Airlines Pass-Through Trust, Series
2012-2, Class A, 4.00%, 10/29/2024 14,407 13,709
Costco Wholesale Corp., 2.75%, 5/18/2024 45,000 44,899
Cummins, Inc., 0.75%, 9/01/2025 25,000 23,240
D.R. Horton, Inc.
5.75%, 8/15/2023 25,000 25,403
2.50%, 10/15/2024 35,000 33,821
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 25,000 24,186
Dollar General Corp., 4.15%, 11/01/2025 25,000 25,331
Dollar Tree, Inc., 4.00%, 5/15/2025 75,000 75,510
General Motors Co.
4.88%, 10/02/2023 100,000 101,185
5.40%, 10/02/2023 25,000 25,439
4.00%, 4/01/2025 25,000 24,914
6.13%, 10/01/2025 25,000 26,285

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Consumer, Cyclical – 6.7% (continued)
General Motors Financial Co., Inc.
1.70%, 8/18/2023 25,000 24,423
5.10%, 1/17/2024 25,000 25,395
3.95%, 4/13/2024 25,000 24,965
4.00%, 1/15/2025 50,000 49,580
2.90%, 2/26/2025 50,000 48,417
2.75%, 6/20/2025 25,000 23,953
1.25%, 1/08/2026 25,000 22,559
1.50%, 6/10/2026 25,000 22,397
4.00%, 10/06/2026 25,000 24,560
4.35%, 1/17/2027 100,000 98,328
2.35%, 2/26/2027
(a)
100,000 90,267
Hasbro, Inc., 3.00%, 11/19/2024 25,000 24,494
Home Depot, Inc. (The)
3.00%, 4/01/2026 50,000 49,859
2.13%, 9/15/2026 50,000 48,233
2.88%, 4/15/2027 100,000 99,223
Honda Motor Co., Ltd., 2.53%, 3/10/2027 50,000 47,908
Hyatt Hotels Corp., 5.63%, 4/23/2025 50,000 51,135
Kohl's Corp., 4.25%, 7/17/2025 25,000 23,888
Lennar Corp.
4.88%, 12/15/2023 10,000 10,113
4.50%, 4/30/2024 25,000 25,089
5.25%, 6/01/2026 25,000 25,659
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 14,903
4.00%, 4/15/2025 50,000 50,729
3.35%, 4/01/2027 50,000 49,629
Magallanes, Inc.
3.64%, 3/15/2025
(b)
100,000 98,023
3.76%, 3/15/2027
(b)
150,000 144,191
Magna International, Inc., 4.15%, 10/01/2025 25,000 25,293
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,261
Series R, 3.13%, 6/15/2026 100,000 96,459
McDonald's Corp.
3.30%, 7/01/2025 100,000 100,004
1.45%, 9/01/2025 25,000 23,696
3.70%, 1/30/2026 25,000 25,376
Nike, Inc.
2.40%, 3/27/2025 50,000 49,319
2.75%, 3/27/2027 50,000 49,239
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 24,864
PACCAR Financial Corp.
0.35%, 8/11/2023 25,000 24,248
1.10%, 5/11/2026 35,000 32,303
2.00%, 2/04/2027 50,000 47,337
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 51,696
PVH Corp., 4.63%, 7/10/2025 25,000 25,030
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 25,604
Southwest Airlines Co.
5.25%, 5/04/2025 50,000 51,534
5.13%, 6/15/2027 75,000 77,675
Starbucks Corp., 2.45%, 6/15/2026 100,000 96,828
Target Corp., 2.25%, 4/15/2025 100,000 98,015
Toyota Motor Corp.
0.68%, 3/25/2024 110,000 105,682
1.34%, 3/25/2026 25,000 23,337
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Consumer, Cyclical – 6.7% (continued)
Toyota Motor Credit Corp.
3.45%, 9/20/2023 50,000 50,223
2.90%, 4/17/2024 50,000 49,793
0.63%, 9/13/2024 25,000 23,674
3.00%, 4/01/2025 50,000 49,611
3.40%, 4/14/2025 25,000 25,059
0.80%, 10/16/2025 40,000 36,924
1.13%, 6/18/2026 35,000 32,380
1.90%, 1/13/2027 75,000 70,375
3.05%, 3/22/2027 100,000 98,522
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,926 13,405
Series 2014-1, Class A, 4.00%, 4/11/2026 12,311 11,470
VF Corp., 2.40%, 4/23/2025 25,000 24,249
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 50,013
Walmart, Inc.
3.30%, 4/22/2024 100,000 100,461
2.85%, 7/08/2024 85,000 84,785
3.55%, 6/26/2025
(a)
25,000 25,502
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 24,132
3,669,474
Consumer, Non-cyclical – 13.2%
Abbott Laboratories
3.40%, 11/30/2023 25,000 25,164
2.95%, 3/15/2025 50,000 50,077
3.75%, 11/30/2026 50,000 51,622
AbbVie, Inc.
3.85%, 6/15/2024 25,000 25,132
2.60%, 11/21/2024 100,000 97,864
3.80%, 3/15/2025 50,000 50,166
3.60%, 5/14/2025 70,000 70,039
3.20%, 5/14/2026 75,000 74,259
2.95%, 11/21/2026 85,000 82,910
Altria Group, Inc.
2.35%, 5/06/2025 25,000 24,080
4.40%, 2/14/2026 100,000 101,049
2.63%, 9/16/2026
(a)
50,000 47,511
Amgen, Inc.
2.25%, 8/19/2023 75,000 74,235
3.13%, 5/01/2025 25,000 24,901
2.60%, 8/19/2026 50,000 48,565
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 75,000 75,530
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 92,491
AstraZeneca PLC
3.38%, 11/16/2025 100,000 100,289
0.70%, 4/08/2026 25,000 22,741
BAT Capital Corp.
3.22%, 8/15/2024 90,000 88,386
2.79%, 9/06/2024 25,000 24,287
3.22%, 9/06/2026 25,000 23,673
BAT International Finance PLC, 1.67%,
3/25/2026 50,000 45,288
Baxter International, Inc., 1.92%, 2/01/2027 100,000 92,256
Becton, Dickinson & Co.
3.36%, 6/06/2024 25,000 24,824
3.73%, 12/15/2024 35,000 35,109

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Consumer, Non-cyclical – 13.2% (continued)
3.70%, 6/06/2027 50,000 49,529
Biogen, Inc., 4.05%, 9/15/2025 75,000 75,503
Boston Scientific Corp., 3.45%, 3/01/2024 22,000 22,020
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 50,000 49,930
0.75%, 11/13/2025 15,000 13,918
3.20%, 6/15/2026 50,000 50,221
3.25%, 2/27/2027 50,000 50,330
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 42,105
Campbell Soup Co., 3.95%, 3/15/2025 10,000 10,071
Cardinal Health, Inc.
3.08%, 6/15/2024 50,000 49,397
3.75%, 9/15/2025 25,000 25,074
Cigna Corp.
3.50%, 6/15/2024 25,000 25,075
3.25%, 4/15/2025 25,000 24,802
4.13%, 11/15/2025 25,000 25,382
1.25%, 3/15/2026 100,000 92,422
Coca-Cola Co. (The)
1.75%, 9/06/2024 25,000 24,550
1.45%, 6/01/2027
(a)
100,000 93,342
Coca-Cola Consolidated, Inc., 3.80%,
11/25/2025 25,000 25,043
CommonSpirit Health
2.76%, 10/01/2024 25,000 24,378
1.55%, 10/01/2025 50,000 46,364
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 25,170
Constellation Brands, Inc., 4.35%, 5/09/2027 100,000 101,293
CVS Health Corp.
4.00%, 12/05/2023 10,000 10,062
3.38%, 8/12/2024 75,000 75,097
4.10%, 3/25/2025 60,000 60,943
2.88%, 6/01/2026
(a)
50,000 48,988
3.63%, 4/01/2027 75,000 74,903
Elevance Health, Inc.
3.50%, 8/15/2024 25,000 25,006
3.35%, 12/01/2024 25,000 24,852
2.38%, 1/15/2025 75,000 73,110
Equifax, Inc.
2.60%, 12/01/2024 25,000 24,258
2.60%, 12/15/2025 50,000 47,503
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 34,125
General Mills, Inc.
3.65%, 2/15/2024 10,000 10,044
4.00%, 4/17/2025 25,000 25,323
Gilead Sciences, Inc.
0.75%, 9/29/2023 74,000 71,900
3.50%, 2/01/2025 25,000 25,123
3.65%, 3/01/2026 125,000 125,414
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 45,000 45,074
Global Payments, Inc.
2.65%, 2/15/2025 50,000 48,216
4.80%, 4/01/2026 25,000 25,236
2.15%, 1/15/2027 100,000 90,712
GXO Logistics, Inc., 1.65%, 7/15/2026 100,000 87,551
HCA, Inc.
5.00%, 3/15/2024 130,000 131,868
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Consumer, Non-cyclical – 13.2% (continued)
5.25%, 4/15/2025 75,000 76,472
5.25%, 6/15/2026 50,000 50,873
3.13%, 3/15/2027
(b)
100,000 94,305
Hershey Co. (The), 0.90%, 6/01/2025 50,000 46,886
Hormel Foods Corp., 0.65%, 6/03/2024 15,000 14,351
Humana, Inc.
3.85%, 10/01/2024 15,000 15,072
1.35%, 2/03/2027 50,000 44,874
Johnson & Johnson
3.38%, 12/05/2023 25,000 25,276
0.55%, 9/01/2025 50,000 46,803
2.45%, 3/01/2026 50,000 49,511
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023 25,000 24,957
0.75%, 3/15/2024 60,000 57,410
4.42%, 5/25/2025 6,000 6,115
3.40%, 11/15/2025 25,000 24,845
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 24,854
Kraft Heinz Foods Co., 3.88%, 5/15/2027 100,000 99,392
Kroger Co. (The), 3.50%, 2/01/2026 25,000 24,993
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 9,914
3.60%, 2/01/2025 100,000 99,833
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 9,060
McKesson Corp., 1.30%, 8/15/2026 50,000 45,411
Merck & Co., Inc.
2.90%, 3/07/2024 85,000 84,908
2.75%, 2/10/2025 40,000 39,705
Molson Coors Beverage Co., 3.00%, 7/15/2026 85,000 81,266
Mondelez International, Inc., 1.50%, 5/04/2025 50,000 47,528
Moody's Corp., 3.75%, 3/24/2025 25,000 25,165
Novartis Capital Corp.
3.00%, 11/20/2025 50,000 49,962
2.00%, 2/14/2027 75,000 71,629
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 49,279
1.65%, 6/01/2025 30,000 28,820
2.65%, 10/01/2026 50,000 48,718
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 23,226
PepsiCo, Inc.
0.40%, 10/07/2023 25,000 24,272
3.60%, 3/01/2024 100,000 100,802
2.25%, 3/19/2025 50,000 49,106
2.38%, 10/06/2026 50,000 48,824
PerkinElmer, Inc., 0.85%, 9/15/2024 25,000 23,450
Pfizer, Inc.
3.20%, 9/15/2023 35,000 35,072
3.40%, 5/15/2024 110,000 110,911
2.75%, 6/03/2026
(a)
25,000 24,883
3.00%, 12/15/2026 50,000 50,186
Philip Morris International, Inc.
2.88%, 5/01/2024 70,000 69,440
3.25%, 11/10/2024 50,000 49,683
2.75%, 2/25/2026 25,000 24,172
0.88%, 5/01/2026 25,000 22,520
Procter & Gamble Co. (The)
3.10%, 8/15/2023 10,000 10,010

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Consumer, Non-cyclical – 13.2% (continued)
0.55%, 10/29/2025 50,000 46,580
1.00%, 4/23/2026 25,000 23,419
1.90%, 2/01/2027 50,000 47,998
Quest Diagnostics, Inc., 3.45%, 6/01/2026 100,000 99,371
Reynolds American, Inc., 4.45%, 6/12/2025 90,000 90,083
Royalty Pharma PLC, 0.75%, 9/02/2023 25,000 24,162
S&P Global, Inc., 2.45%, 3/01/2027
(b)
50,000 47,779
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023 40,000 39,643
3.20%, 9/23/2026 75,000 73,051
Stryker Corp.
0.60%, 12/01/2023 75,000 72,291
3.38%, 11/01/2025 45,000 44,611
3.50%, 3/15/2026 25,000 24,967
SYSCO Corp., 3.30%, 7/15/2026 30,000 29,773
Thermo Fisher Scientific, Inc., 0.80%,
10/18/2023 100,000 97,206
Tyson Foods, Inc.
3.90%, 9/28/2023 35,000 35,130
4.00%, 3/01/2026 50,000 50,379
Unilever Capital Corp.
3.25%, 3/07/2024 10,000 10,036
2.60%, 5/05/2024 125,000 124,066
UnitedHealth Group, Inc.
2.38%, 8/15/2024 50,000 49,414
3.75%, 7/15/2025 25,000 25,472
1.25%, 1/15/2026 50,000 46,860
1.15%, 5/15/2026 65,000 60,582
3.38%, 4/15/2027 75,000 75,474
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 85,000 80,463
Verisk Analytics, Inc., 4.00%, 6/15/2025 50,000 50,261
Viatris , Inc., 1.65%, 6/22/2025 30,000 27,537
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 100,000 97,339
Zoetis, Inc., 4.50%, 11/13/2025 100,000 102,656
7,285,022
Energy – 5.8%
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc.
1.23%, 12/15/2023 25,000 24,297
2.06%, 12/15/2026 75,000 69,779
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,097
3.19%, 4/06/2025 25,000 25,000
3.41%, 2/11/2026 25,000 25,044
3.12%, 5/04/2026 50,000 49,517
3.54%, 4/06/2027 100,000 100,214
Canadian Natural Resources Ltd., 2.05%,
7/15/2025 30,000 28,319
Cenovus Energy, Inc., 5.38%, 7/15/2025 25,000 25,949
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 75,000 77,224
Chevron Corp.
2.90%, 3/03/2024 25,000 24,970
1.55%, 5/11/2025 50,000 48,064
2.95%, 5/16/2026 25,000 24,846
2.00%, 5/11/2027 25,000 23,771
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 24,369
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Energy – 5.8% (continued)
3.90%, 11/15/2024 10,000 10,158
0.69%, 8/12/2025 25,000 23,274
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 15,169
Continental Resources, Inc., 3.80%, 6/01/2024 75,000 74,251
Devon Energy Corp., 5.25%, 9/15/2024 25,000 25,560
Enbridge, Inc.
3.50%, 6/10/2024 50,000 49,910
2.50%, 1/15/2025 10,000 9,711
Energy Transfer LP
5.88%, 1/15/2024 70,000 71,508
4.90%, 2/01/2024 10,000 10,086
4.50%, 4/15/2024 75,000 75,312
4.05%, 3/15/2025 35,000 34,726
2.90%, 5/15/2025 50,000 48,114
Energy Transfer LP / Regency Energy Finance
Corp., 4.50%, 11/01/2023 20,000 20,070
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 25,079
3.75%, 2/15/2025 25,000 25,048
3.70%, 2/15/2026 75,000 75,156
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 51,070
Exxon Mobil Corp.
2.02%, 8/16/2024 65,000 63,750
2.71%, 3/06/2025 25,000 24,744
2.99%, 3/19/2025 150,000 149,360
3.29%, 3/19/2027 50,000 50,424
Halliburton Co., 3.80%, 11/15/2025 39,000 39,058
HF Sinclair Corp., 5.88%, 4/01/2026
(b)
50,000 51,221
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 25,000 25,148
4.25%, 9/01/2024 100,000 100,533
Marathon Petroleum Corp., 3.63%, 9/15/2024 50,000 49,747
MPLX LP
4.88%, 12/01/2024 20,000 20,323
4.88%, 6/01/2025 25,000 25,445
1.75%, 3/01/2026 75,000 69,044
4.13%, 3/01/2027 50,000 49,571
Northwest Pipeline LLC, 4.00%, 4/01/2027 100,000 99,085
ONEOK, Inc.
2.75%, 9/01/2024 25,000 24,334
2.20%, 9/15/2025 50,000 46,964
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 50,000 50,973
Phillips 66
3.85%, 4/09/2025 70,000 70,763
1.30%, 2/15/2026 10,000 9,198
Pioneer Natural Resources Co., 1.13%,
1/15/2026 25,000 22,788
Plains All American Pipeline LP / PAA Finance
Corp.
3.60%, 11/01/2024 25,000 24,612
4.65%, 10/15/2025 25,000 25,079
4.50%, 12/15/2026 50,000 49,824
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 67,000 68,952
5.88%, 6/30/2026 50,000 52,249
5.00%, 3/15/2027 100,000 101,895
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 18,880

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Energy – 5.8% (continued)
Shell International Finance BV
0.38%, 9/15/2023 20,000 19,433
3.50%, 11/13/2023 50,000 50,278
2.00%, 11/07/2024
(a)
75,000 73,352
3.25%, 5/11/2025 100,000 100,121
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 50,625
3.38%, 10/15/2026 75,000 73,038
TotalEnergies Capital International SA, 3.75%,
4/10/2024 95,000 95,897
TransCanada Pipelines Ltd.
3.75%, 10/16/2023 25,000 25,025
1.00%, 10/12/2024 25,000 23,506
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 27,875
Valero Energy Corp., 2.85%, 4/15/2025 7,000 6,823
Williams Cos., Inc. (The)
4.50%, 11/15/2023 10,000 10,077
4.55%, 6/24/2024 10,000 10,110
4.00%, 9/15/2025 25,000 24,940
3,200,726
Financial – 46.3%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.88%, 1/16/2024 150,000 150,001
2.88%, 8/14/2024 125,000 119,915
6.50%, 7/15/2025 50,000 51,711
2.45%, 10/29/2026 150,000 133,846
Aflac, Inc.
3.63%, 11/15/2024 25,000 25,139
3.25%, 3/17/2025 50,000 49,809
Air Lease Corp.
0.70%, 2/15/2024 50,000 47,403
2.30%, 2/01/2025 50,000 47,385
3.25%, 3/01/2025 25,000 24,270
2.88%, 1/15/2026 50,000 46,922
1.88%, 8/15/2026 35,000 31,192
Aircastle Ltd., 4.13%, 5/01/2024 50,000 48,966
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 25,000 24,905
Allstate Corp. (The), 0.75%, 12/15/2025 25,000 22,774
Ally Financial, Inc.
1.45%, 10/02/2023 25,000 24,297
5.13%, 9/30/2024 25,000 25,515
4.75%, 6/09/2027 75,000 74,152
American Campus Communities Operating
Partnership LP, 3.30%, 7/15/2026 25,000 24,797
American Express Co.
0.75%, 11/03/2023 150,000 145,608
3.40%, 2/22/2024 50,000 49,891
2.50%, 7/30/2024 100,000 98,172
3.63%, 12/05/2024 25,000 25,014
3.13%, 5/20/2026 25,000 24,712
1.65%, 11/04/2026 25,000 23,185
2.55%, 3/04/2027 100,000 95,454
American International Group, Inc.
2.50%, 6/30/2025 75,000 72,352
3.90%, 4/01/2026 50,000 50,033
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Financial – 46.3% (continued)
American Tower Corp.
0.60%, 1/15/2024 20,000 19,119
2.40%, 3/15/2025 50,000 47,979
4.00%, 6/01/2025 25,000 25,031
1.30%, 9/15/2025 25,000 23,042
4.40%, 2/15/2026 25,000 25,227
2.75%, 1/15/2027 100,000 93,752
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 50,147
3.00%, 4/02/2025 50,000 49,290
Aon Global Ltd., 3.88%, 12/15/2025 25,000 25,122
Ares Capital Corp.
4.20%, 6/10/2024 25,000 24,833
4.25%, 3/01/2025 35,000 34,136
3.25%, 7/15/2025 50,000 47,150
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 25,594
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 48,432
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 25,000 22,461
2.55%, 10/13/2026 50,000 43,279
Banco Santander SA
2.75%, 5/28/2025 200,000 190,896
1.85%, 3/25/2026 100,000 90,935
Bank of America Corp.
4.13%, 1/22/2024 150,000 152,186
0.81%, 10/24/2024 150,000 143,926
3.46%, 3/15/2025 75,000 74,109
0.98%, 4/22/2025 25,000 23,712
3.88%, 8/01/2025 80,000 81,009
1.53%, 12/06/2025 200,000 187,461
3.37%, 1/23/2026 25,000 24,435
2.02%, 2/13/2026 100,000 94,745
4.45%, 3/03/2026 100,000 101,440
3.38%, 4/02/2026 200,000 195,548
1.32%, 6/19/2026 100,000 92,196
4.25%, 10/22/2026 100,000 101,061
1.20%, 10/24/2026 150,000 136,241
Series N, 1.66%, 3/11/2027 75,000 68,493
3.56%, 4/23/2027 75,000 73,178
1.73%, 7/22/2027 125,000 113,396
3.82%, 1/20/2028 100,000 98,096
4.38%, 4/27/2028 160,000 160,576
Bank of Montreal
0.45%, 12/08/2023 25,000 24,166
Series E, 3.30%, 2/05/2024 50,000 49,930
1.85%, 5/01/2025 50,000 47,806
1.25%, 9/15/2026 185,000 168,116
Bank of Nova Scotia (The)
3.40%, 2/11/2024 200,000 199,837
1.30%, 6/11/2025 30,000 28,204
1.05%, 3/02/2026 100,000 91,266
1.30%, 9/15/2026 100,000 90,535
BankUnited , Inc., 4.88%, 11/17/2025 25,000 25,428
Barclays PLC
3.65%, 3/16/2025 100,000 98,487
4.38%, 1/12/2026 50,000 50,160
5.20%, 5/12/2026 250,000 252,442

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Financial – 46.3% (continued)
Barings BDC, Inc., 3.30%, 11/23/2026
(b)
25,000 21,763
Berkshire Hathaway, Inc., 3.13%, 3/15/2026 100,000 100,405
BGC Partners, Inc., 3.75%, 10/01/2024 25,000 24,406
BlackRock, Inc., 3.50%, 3/18/2024 25,000 25,212
Blackstone Private Credit Fund
2.35%, 11/22/2024
(b)
25,000 23,023
3.25%, 3/15/2027
(b)
75,000 64,833
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 75,000 66,810
Boston Properties LP
3.20%, 1/15/2025 100,000 98,295
3.65%, 2/01/2026 50,000 49,548
Brixmor Operating Partnership LP
3.65%, 6/15/2024 80,000 78,905
3.85%, 2/01/2025 25,000 24,688
Brookfield Finance, Inc., 4.00%, 4/01/2024 50,000 50,333
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025 125,000 121,047
0.95%, 10/23/2025 25,000 22,976
1.25%, 6/22/2026 25,000 22,813
Capital One Financial Corp.
3.90%, 1/29/2024 100,000 100,108
3.75%, 4/24/2024 25,000 25,003
3.30%, 10/30/2024 50,000 49,295
4.25%, 4/30/2025 25,000 25,234
4.20%, 10/29/2025 25,000 25,034
3.75%, 7/28/2026 25,000 24,544
3.65%, 5/11/2027 60,000 58,499
1.88%, 11/02/2027 100,000 89,477
Charles Schwab Corp. (The)
3.75%, 4/01/2024 35,000 35,284
0.90%, 3/11/2026 175,000 160,961
1.15%, 5/13/2026 15,000 13,822
Chubb INA Holdings, Inc., 3.35%, 5/15/2024 65,000 65,304
Citigroup, Inc.
3.88%, 10/25/2023 25,000 25,282
3.75%, 6/16/2024 50,000 50,535
4.00%, 8/05/2024 45,000 45,295
0.78%, 10/30/2024 150,000 143,895
3.35%, 4/24/2025 150,000 148,217
3.30%, 4/27/2025 50,000 49,817
4.40%, 6/10/2025 125,000 126,286
5.50%, 9/13/2025 115,000 119,964
3.70%, 1/12/2026 75,000 75,039
4.60%, 3/09/2026 50,000 51,035
3.11%, 4/08/2026 100,000 97,289
3.40%, 5/01/2026 100,000 98,657
3.20%, 10/21/2026 50,000 48,885
1.12%, 1/28/2027 25,000 22,457
1.46%, 6/09/2027 75,000 67,537
3.89%, 1/10/2028 100,000 98,048
3.07%, 2/24/2028 125,000 118,699
Citizens Financial Group, Inc., 2.85%,
7/27/2026 50,000 47,926
CME Group, Inc., 3.00%, 3/15/2025 75,000 74,803
CNA Financial Corp., 3.95%, 5/15/2024 50,000 50,137
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 243,450
Credit Suisse AG, 1.25%, 8/07/2026 250,000 222,579
Credit Suisse Group AG, 3.75%, 3/26/2025 275,000 266,777
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Financial – 46.3% (continued)
Crown Castle International Corp.
3.20%, 9/01/2024 105,000 103,858
1.05%, 7/15/2026 50,000 44,609
Deutsche Bank AG
0.90%, 5/28/2024 100,000 94,336
4.10%, 1/13/2026 25,000 24,817
1.69%, 3/19/2026 100,000 91,401
2.31%, 11/16/2027 150,000 130,370
Discover Bank, 4.68%, 8/09/2028 250,000 243,143
Discover Financial Services, 4.50%, 1/30/2026 25,000 25,047
EPR Properties, 4.50%, 4/01/2025 25,000 24,475
Equinix , Inc.
2.63%, 11/18/2024 10,000 9,692
1.25%, 7/15/2025 30,000 27,753
1.00%, 9/15/2025 35,000 31,970
1.45%, 5/15/2026 35,000 31,892
ERP Operating LP, 3.38%, 6/01/2025 20,000 19,782
Essex Portfolio LP, 3.88%, 5/01/2024 25,000 24,977
Fifth Third Bancorp, 3.65%, 1/25/2024 170,000 170,232
Franklin Resources, Inc., 2.85%, 3/30/2025 50,000 48,985
FS KKR Capital Corp., 3.40%, 1/15/2026 100,000 91,233
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023 60,000 59,849
5.25%, 6/01/2025 25,000 24,821
5.38%, 4/15/2026 85,000 84,429
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025
(a)
25,000 24,569
Goldman Sachs Group, Inc. (The)
1.22%, 12/06/2023 100,000 96,955
3.63%, 2/20/2024 35,000 35,071
4.00%, 3/03/2024 50,000 50,358
3.85%, 7/08/2024 25,000 25,143
3.50%, 1/23/2025 50,000 49,959
1.76%, 1/24/2025 200,000 193,127
3.50%, 4/01/2025 50,000 49,728
3.75%, 5/22/2025 75,000 75,067
4.25%, 10/21/2025 110,000 111,480
0.86%, 2/12/2026 135,000 124,172
3.50%, 11/16/2026 200,000 196,213
1.09%, 12/09/2026 50,000 45,223
1.43%, 3/09/2027 50,000 45,196
1.54%, 9/10/2027 25,000 22,414
1.95%, 10/21/2027 150,000 136,704
2.64%, 2/24/2028 200,000 186,235
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 21,758
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 50,422
Healthpeak Properties, Inc.
4.00%, 6/01/2025 20,000 20,013
1.35%, 2/01/2027 50,000 44,749
Host Hotels & Resorts LP
3.88%, 4/01/2024 25,000 24,816
Series E, 4.00%, 6/15/2025 20,000 19,651
HSBC Holdings PLC
4.29%, 9/12/2026 500,000 494,390
1.59%, 5/24/2027 200,000 178,318
4.76%, 6/09/2028 200,000 198,367
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 149,563
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 97,927

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Financial – 46.3% (continued)
ING Groep NV
4.10%, 10/02/2023 75,000 75,442
4.02%, 3/28/2028 250,000 242,064
Intercontinental Exchange, Inc., 3.75%,
12/01/2025 25,000 25,207
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 24,933
JPMorgan Chase & Co.
3.88%, 2/01/2024 25,000 25,318
3.63%, 5/13/2024 125,000 126,158
3.88%, 9/10/2024 150,000 150,908
4.02%, 12/05/2024 50,000 50,105
3.13%, 1/23/2025 50,000 49,945
0.56%, 2/16/2025 25,000 23,689
3.22%, 3/01/2025 130,000 128,671
0.82%, 6/01/2025 30,000 28,227
3.90%, 7/15/2025 40,000 40,507
2.30%, 10/15/2025 60,000 57,531
2.01%, 3/13/2026 125,000 118,237
2.08%, 4/22/2026 50,000 47,396
3.20%, 6/15/2026 50,000 49,468
2.95%, 10/01/2026 100,000 97,351
1.05%, 11/19/2026 50,000 45,089
4.13%, 12/15/2026 100,000 101,130
3.96%, 1/29/2027 50,000 49,522
1.04%, 2/04/2027 50,000 44,909
1.58%, 4/22/2027 50,000 45,425
1.47%, 9/22/2027 100,000 89,418
3.78%, 2/01/2028 100,000 98,176
4.32%, 4/26/2028 250,000 250,741
KeyCorp, 4.15%, 10/29/2025 75,000 75,805
Kimco Realty Corp., 2.80%, 10/01/2026 50,000 47,725
Lincoln National Corp., 3.35%, 3/09/2025 25,000 24,819
Lloyds Banking Group PLC
4.45%, 5/08/2025 250,000 251,510
4.65%, 3/24/2026 100,000 98,899
Loews Corp., 3.75%, 4/01/2026 50,000 50,294
Main Street Capital Corp., 5.20%, 5/01/2024 25,000 25,141
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 25,173
2.48%, 5/19/2027 50,000 46,929
Marsh & McLennan Cos., Inc., 3.88%, 3/15/2024 25,000 25,147
Mastercard , Inc.
3.38%, 4/01/2024 25,000 25,173
3.30%, 3/26/2027 100,000 100,729
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 50,624
MID-America Apartments LP
4.00%, 11/15/2025 25,000 24,972
1.10%, 9/15/2026 70,000 62,521
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/07/2024 100,000 99,454
0.85%, 9/15/2024 50,000 48,220
3.78%, 3/02/2025 200,000 200,890
2.34%, 1/19/2028 200,000 182,962
Mizuho Financial Group, Inc., 2.23%, 5/25/2026 200,000 188,288
Morgan Stanley
Series F, 3.88%, 4/29/2024 200,000 201,590
3.70%, 10/23/2024 75,000 75,461
0.79%, 5/30/2025 50,000 46,951
2.72%, 7/22/2025 50,000 48,729
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Financial – 46.3% (continued)
4.00%, 7/23/2025 65,000 65,681
Series I, 0.86%, 10/21/2025 25,000 23,249
1.16%, 10/21/2025 225,000 210,172
5.00%, 11/24/2025 125,000 128,830
3.88%, 1/27/2026 60,000 60,388
2.19%, 4/28/2026 75,000 71,446
3.13%, 7/27/2026 75,000 73,365
Series G, 4.35%, 9/08/2026 75,000 75,640
0.99%, 12/10/2026 50,000 44,924
3.63%, 1/20/2027 50,000 49,950
3.95%, 4/23/2027 50,000 49,382
1.59%, 5/04/2027 50,000 45,606
1.51%, 7/20/2027 75,000 67,675
2.48%, 1/21/2028 100,000 93,095
National Australia Bank Ltd., 2.50%, 7/12/2026 50,000 48,014
National Retail Properties, Inc., 4.00%,
11/15/2025 25,000 24,990
NatWest Group PLC
4.80%, 4/05/2026 25,000 25,261
3.75%, 11/01/2029 200,000 191,654
Nomura Holdings, Inc., 2.33%, 1/22/2027 200,000 180,975
Northern Trust Corp., 3.95%, 10/30/2025 25,000 25,404
Office Properties Income Trust
4.50%, 2/01/2025 20,000 18,817
2.65%, 6/15/2026 25,000 20,860
OMEGA Healthcare Investors, Inc.
4.50%, 1/15/2025 35,000 34,931
4.50%, 4/01/2027 50,000 48,583
Owl Rock Capital Corp.
4.00%, 3/30/2025 50,000 48,305
3.75%, 7/22/2025 35,000 33,368
4.25%, 1/15/2026 25,000 23,889
3.40%, 7/15/2026 25,000 22,497
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 75,000 73,113
2.60%, 7/23/2026 100,000 96,527
1.15%, 8/13/2026 50,000 45,606
Principal Financial Group, Inc., 3.10%,
11/15/2026 50,000 48,073
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 45,151
Prudential Financial, Inc., 1.50%, 3/10/2026 100,000 93,563
Public Storage, 1.50%, 11/09/2026
(a)
50,000 46,246
Realty Income Corp.
4.60%, 2/06/2024 25,000 25,339
3.88%, 4/15/2025 25,000 25,165
4.63%, 11/01/2025 75,000 76,945
Regions Financial Corp., 2.25%, 5/18/2025 50,000 48,484
Royal Bank of Canada
3.70%, 10/05/2023 50,000 50,286
0.50%, 10/26/2023 25,000 24,217
2.25%, 11/01/2024 100,000 97,529
1.15%, 6/10/2025 30,000 28,053
1.20%, 4/27/2026 35,000 32,010
Series G, 1.15%, 7/14/2026 35,000 31,812
Series G, 1.40%, 11/02/2026 100,000 90,768
3.63%, 5/04/2027 100,000 98,878
Sabra Health Care LP, 5.13%, 8/15/2026 50,000 49,126
Santander Holdings USA, Inc.
3.50%, 6/07/2024 25,000 24,747

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Financial – 46.3% (continued)
4.50%, 7/17/2025 40,000 40,040
3.24%, 10/05/2026 50,000 47,522
Santander UK Group Holdings PLC, 1.53%,
8/21/2026 50,000 45,177
Santander UK PLC, 4.00%, 3/13/2024 100,000 100,508
Simon Property Group LP
3.38%, 10/01/2024 25,000 24,936
3.50%, 9/01/2025
(a)
25,000 24,860
3.30%, 1/15/2026 50,000 49,353
1.38%, 1/15/2027 50,000 44,878
SITE Centers Corp., 3.63%, 2/01/2025 50,000 48,830
State Street Corp.
3.70%, 11/20/2023 25,000 25,230
3.78%, 12/03/2024 25,000 25,118
3.55%, 8/18/2025 30,000 30,218
2.35%, 11/01/2025 50,000 48,790
2.65%, 5/19/2026 25,000 24,490
1.68%, 11/18/2027 25,000 22,947
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 25,170
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/2025 200,000 192,237
0.95%, 1/12/2026 200,000 180,602
3.78%, 3/09/2026 50,000 49,821
2.63%, 7/14/2026 100,000 95,357
3.01%, 10/19/2026 50,000 48,070
Synchrony Financial
4.38%, 3/19/2024 125,000 124,903
4.50%, 7/23/2025 40,000 39,840
3.70%, 8/04/2026 50,000 47,359
Toronto-Dominion Bank (The)
0.45%, 9/11/2023 25,000 24,264
0.55%, 3/04/2024 35,000 33,457
3.25%, 3/11/2024 50,000 49,857
2.65%, 6/12/2024 100,000 98,453
0.70%, 9/10/2024 50,000 47,270
1.15%, 6/12/2025 30,000 28,065
0.75%, 9/11/2025 50,000 45,870
1.25%, 9/10/2026 35,000 31,771
1.95%, 1/12/2027 100,000 92,883
4.11%, 6/08/2027
(a)
100,000 101,109
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 50,269
Truist Bank
3.69%, 8/02/2024 100,000 99,985
2.15%, 12/06/2024 50,000 48,502
3.63%, 9/16/2025 100,000 99,708
Truist Financial Corp.
2.85%, 10/26/2024 50,000 49,566
3.70%, 6/05/2025 30,000 30,204
1.20%, 8/05/2025 80,000 74,487
1.27%, 3/02/2027 25,000 22,942
US Bancorp
3.70%, 1/30/2024 75,000 75,670
3.38%, 2/05/2024 100,000 100,261
3.60%, 9/11/2024 25,000 25,192
3.95%, 11/17/2025 50,000 51,021
Series V, 2.38%, 7/22/2026 25,000 24,168
2.22%, 1/27/2028 80,000 74,711
US Bank NA, 2.80%, 1/27/2025 100,000 98,567
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Financial – 46.3% (continued)
Ventas Realty LP
3.50%, 4/15/2024 50,000 49,515
2.65%, 1/15/2025 25,000 24,115
Visa, Inc.
3.15%, 12/14/2025 50,000 50,051
1.90%, 4/15/2027 100,000 94,836
Vornado Realty LP, 2.15%, 6/01/2026 75,000 67,662
Voya Financial, Inc., 3.65%, 6/15/2026 50,000 49,301
Wells Fargo & Co.
4.13%, 8/15/2023 100,000 100,623
3.30%, 9/09/2024 50,000 49,967
3.00%, 2/19/2025 25,000 24,738
0.81%, 5/19/2025 15,000 14,155
3.55%, 9/29/2025 50,000 49,857
2.41%, 10/30/2025 50,000 48,098
2.16%, 2/11/2026 285,000 271,797
3.00%, 4/22/2026 50,000 48,538
3.91%, 4/25/2026 125,000 124,185
2.19%, 4/30/2026 175,000 166,172
3.00%, 10/23/2026 100,000 97,093
3.20%, 6/17/2027 100,000 96,170
3.53%, 3/24/2028 50,000 48,333
3.58%, 5/22/2028 100,000 96,760
4.81%, 7/25/2028 150,000 153,471
Welltower , Inc.
4.00%, 6/01/2025 20,000 20,005
4.25%, 4/01/2026 65,000 65,476
Western Union Co. (The), 2.85%, 1/10/2025 50,000 48,653
Westpac Banking Corp.
3.30%, 2/26/2024 50,000 50,032
1.02%, 11/18/2024 100,000 94,711
1.15%, 6/03/2026 50,000 45,622
2.70%, 8/19/2026 40,000 38,580
3.35%, 3/08/2027 75,000 74,264
25,546,970
Industrial – 6.4%
3M Co.
3.25%, 2/14/2024 40,000 40,096
2.00%, 2/14/2025 75,000 72,975
2.25%, 9/19/2026 25,000 24,081
Amcor Finance USA, Inc., 3.63%, 4/28/2026 50,000 48,611
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 63,988
Berry Global, Inc., 0.95%, 2/15/2024 50,000 47,529
Boeing Co. (The)
1.95%, 2/01/2024 50,000 48,617
4.88%, 5/01/2025 70,000 71,075
2.75%, 2/01/2026 125,000 119,571
2.20%, 2/04/2026 275,000 256,095
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 20,000 20,110
3.75%, 4/01/2024 50,000 50,438
3.65%, 9/01/2025 15,000 15,209
3.25%, 6/15/2027 50,000 50,175
Canadian Pacific Railway Co., 1.75%,
12/02/2026 50,000 46,485
Carrier Global Corp.
2.24%, 2/15/2025 7,000 6,754
2.49%, 2/15/2027 100,000 93,944

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Industrial – 6.4% (continued)
Caterpillar Financial Services Corp.
0.45%, 9/14/2023 50,000 48,657
3.75%, 11/24/2023
(a)
60,000 60,603
0.45%, 5/17/2024 20,000 19,105
3.25%, 12/01/2024 123,000 123,197
0.80%, 11/13/2025 25,000 23,092
1.15%, 9/14/2026 50,000 46,058
CNH Industrial Capital LLC, 1.88%, 1/15/2026 25,000 23,072
CSX Corp.
3.35%, 11/01/2025 25,000 24,952
3.25%, 6/01/2027 50,000 49,573
FedEx Corp., 3.25%, 4/01/2026 25,000 24,966
Flex Ltd., 4.75%, 6/15/2025 20,000 20,031
GATX Corp.
4.35%, 2/15/2024 50,000 50,249
3.25%, 9/15/2026 50,000 48,466
General Dynamics Corp.
2.38%, 11/15/2024 25,000 24,560
3.25%, 4/01/2025 25,000 25,073
3.50%, 5/15/2025 15,000 15,156
Honeywell International, Inc.
1.35%, 6/01/2025 25,000 23,912
2.50%, 11/01/2026 50,000 48,730
1.10%, 3/01/2027 50,000 45,775
Huntington Ingalls Industries, Inc., 0.67%,
8/16/2023 60,000 57,983
Jabil, Inc., 1.70%, 4/15/2026 25,000 22,784
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 50,000 50,240
John Deere Capital Corp.
0.40%, 10/10/2023 15,000 14,549
2.65%, 6/24/2024 90,000 89,392
0.70%, 1/15/2026 100,000 92,257
2.65%, 6/10/2026 25,000 24,599
1.05%, 6/17/2026 25,000 23,201
2.25%, 9/14/2026 25,000 24,311
1.30%, 10/13/2026 25,000 23,118
1.75%, 3/09/2027 50,000 46,862
Legrand France SA, 8.50%, 2/15/2025 50,000 55,369
Lockheed Martin Corp., 3.55%, 1/15/2026 26,000 26,440
Norfolk Southern Corp.
3.85%, 1/15/2024 10,000 10,063
3.65%, 8/01/2025 25,000 25,047
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 74,312
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 23,886
Owens Corning, 3.40%, 8/15/2026 25,000 24,285
Packaging Corp. of America, 3.65%, 9/15/2024 40,000 39,844
Raytheon Technologies Corp.
3.20%, 3/15/2024 20,000 19,982
3.95%, 8/16/2025 150,000 152,906
Republic Services, Inc.
2.50%, 8/15/2024 30,000 29,392
0.88%, 11/15/2025 125,000 114,098
Ryder System, Inc.
2.50%, 9/01/2024 25,000 24,272
3.35%, 9/01/2025 25,000 24,474
4.30%, 6/15/2027 50,000 50,261
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Industrial – 6.4% (continued)
Stanley Black & Decker, Inc., 4.00%,
3/15/2060
(a)
25,000 22,132
Teledyne Technologies, Inc., 1.60%, 4/01/2026 25,000 22,735
Trane Technologies Luxembourg Finance SA,
3.50%, 3/21/2026 50,000 49,127
Tyco Electronics Group SA, 3.70%, 2/15/2026 100,000 100,439
Union Pacific Corp.
3.65%, 2/15/2024 32,000 32,109
3.15%, 3/01/2024 25,000 24,990
2.75%, 3/01/2026 50,000 49,079
United Parcel Service, Inc.
2.20%, 9/01/2024 15,000 14,775
2.80%, 11/15/2024 25,000 24,925
Vontier Corp., 1.80%, 4/01/2026 50,000 44,111
Vulcan Materials Co., 4.50%, 4/01/2025 25,000 25,415
Waste Management, Inc., 0.75%, 11/15/2025 25,000 22,989
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 75,000 72,412
WRKCo , Inc.
3.00%, 9/15/2024 40,000 39,161
3.75%, 3/15/2025 25,000 24,945
3,554,251
Technology – 8.0%
Adobe, Inc., 2.15%, 2/01/2027 75,000 72,192
Altera Corp., 4.10%, 11/15/2023 175,000 177,157
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 49,637
Apple, Inc.
2.85%, 5/11/2024 125,000 124,919
1.80%, 9/11/2024 25,000 24,474
2.50%, 2/09/2025 50,000 49,532
1.13%, 5/11/2025 75,000 71,368
3.20%, 5/13/2025 50,000 50,377
0.55%, 8/20/2025 25,000 23,236
0.70%, 2/08/2026 25,000 23,101
3.25%, 2/23/2026 75,000 75,671
2.45%, 8/04/2026 35,000 34,320
2.05%, 9/11/2026 50,000 48,074
3.35%, 2/09/2027 150,000 152,049
Applied Materials, Inc., 3.30%, 4/01/2027 50,000 50,299
AutoDesk , Inc., 4.38%, 6/15/2025 25,000 25,502
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 50,000 50,001
Broadcom, Inc.
3.63%, 10/15/2024 45,000 44,998
3.15%, 11/15/2025 25,000 24,487
3.46%, 9/15/2026 75,000 73,543
CDW LLC / CDW Finance Corp., 4.13%,
5/01/2025 50,000 49,180
Citrix Systems, Inc., 1.25%, 3/01/2026 90,000 87,499
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 70,000 70,388
5.85%, 7/15/2025 25,000 26,237
6.02%, 6/15/2026 100,000 106,251
4.90%, 10/01/2026 50,000 51,200
Electronic Arts, Inc., 4.80%, 3/01/2026 20,000 20,674
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 31,818
Fiserv, Inc.
3.80%, 10/01/2023 35,000 35,101

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Technology – 8.0% (continued)
2.75%, 7/01/2024 110,000 108,395
3.20%, 7/01/2026 25,000 24,337
Genpact Luxembourg Sarl , 3.38%, 12/01/2024 10,000 9,846
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023 10,000 10,094
1.45%, 4/01/2024 25,000 24,178
4.90%, 10/15/2025 25,000 25,703
1.75%, 4/01/2026 100,000 93,097
HP, Inc., 2.20%, 6/17/2025 70,000 67,052
Intel Corp.
3.40%, 3/25/2025 25,000 25,089
3.70%, 7/29/2025 60,000 60,855
International Business Machines Corp.
3.38%, 8/01/2023 25,000 25,017
3.00%, 5/15/2024 150,000 149,254
7.00%, 10/30/2025 25,000 27,704
3.30%, 5/15/2026 100,000 99,575
2.20%, 2/09/2027 100,000 94,325
Intuit, Inc., 0.95%, 7/15/2025 65,000 60,921
KLA Corp., 4.65%, 11/01/2024 60,000 61,477
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(b)
25,000 21,244
LAM Research Corp.
3.80%, 3/15/2025 25,000 25,241
3.75%, 3/15/2026 25,000 25,455
Leidos , Inc., 3.63%, 5/15/2025 10,000 9,886
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 22,931
Microchip Technology, Inc., 0.97%, 2/15/2024 100,000 95,430
Microsoft Corp.
3.63%, 12/15/2023 125,000 126,460
2.70%, 2/12/2025 25,000 24,948
3.13%, 11/03/2025 50,000 50,307
2.40%, 8/08/2026 125,000 122,601
3.30%, 2/06/2027 150,000 152,273
NetApp, Inc., 1.88%, 6/22/2025 25,000 23,682
NVIDIA Corp., 3.20%, 9/16/2026 50,000 50,618
NXP BV / NXP Funding LLC / NXP USA, Inc.,
3.15%, 5/01/2027 50,000 47,554
Oracle Corp.
2.40%, 9/15/2023 60,000 59,325
3.40%, 7/08/2024
(a)
50,000 49,767
2.95%, 11/15/2024 75,000 73,759
2.50%, 4/01/2025 50,000 48,317
2.95%, 5/15/2025 40,000 38,998
1.65%, 3/25/2026 150,000 137,916
2.65%, 7/15/2026 75,000 70,987
2.80%, 4/01/2027 25,000 23,558
QUALCOMM, Inc., 2.90%, 5/20/2024 50,000 50,087
Roper Technologies, Inc.
3.65%, 9/15/2023 20,000 20,034
2.35%, 9/15/2024 20,000 19,471
1.00%, 9/15/2025 50,000 45,898
Texas Instruments, Inc., 1.38%, 3/12/2025 50,000 47,905
TSMC Arizona Corp., 1.75%, 10/25/2026 25,000 23,166
VMware, Inc.
1.00%, 8/15/2024 50,000 47,138
1.40%, 8/15/2026 50,000 45,086
Western Digital Corp., 4.75%, 2/15/2026 100,000 98,689
Xilinx, Inc., 2.95%, 6/01/2024 40,000 39,869
4,428,804
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Utilities – 5.0%
AEP Transmission Co. LLC, 3.10%, 12/01/2026 50,000 49,069
AES Corp. (The), 1.38%, 1/15/2026 75,000 67,686
Ameren Corp., 2.50%, 9/15/2024 40,000 38,829
Avangrid , Inc.
3.15%, 12/01/2024 15,000 14,741
3.20%, 4/15/2025 20,000 19,622
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023 50,000 50,357
4.05%, 4/15/2025 25,000 25,570
Black Hills Corp.
4.25%, 11/30/2023 35,000 35,181
3.95%, 1/15/2026 10,000 9,993
CenterPoint Energy, Inc., 1.45%, 6/01/2026 10,000 9,159
Cleveland Electric Illuminating Co. (The), 5.50%,
8/15/2024 10,000 10,237
CMS Energy Corp., 3.00%, 5/15/2026 10,000 9,672
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 27,365
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 59,145
Series D, 2.85%, 8/15/2026 50,000 48,159
DTE Energy Co.
Series C, 2.53%, 10/01/2024
(c)
25,000 24,291
Series F, 1.05%, 6/01/2025 50,000 46,479
2.85%, 10/01/2026 25,000 24,033
Duke Energy Corp.
3.75%, 4/15/2024 50,000 50,188
2.65%, 9/01/2026 50,000 47,930
Duke Energy Florida LLC, 3.20%, 1/15/2027 75,000 74,507
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 50,203
Eastern Energy Gas Holdings LLC
3.55%, 11/01/2023 10,000 10,010
Series A, 2.50%, 11/15/2024 25,000 24,386
Edison International, 3.55%, 11/15/2024 45,000 44,464
Emera US Finance LP, 3.55%, 6/15/2026 25,000 24,272
Entergy Corp., 2.95%, 9/01/2026 25,000 24,034
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 51,875
Entergy Louisiana LLC, 0.62%, 11/17/2023 40,000 38,686
Evergy Kansas Central, Inc., 2.55%, 7/01/2026 25,000 24,056
Evergy , Inc., 2.45%, 9/15/2024 25,000 24,260
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 9,817
Series Q, 0.80%, 8/15/2025 25,000 22,835
Series U, 1.40%, 8/15/2026 50,000 45,322
Exelon Corp.
3.95%, 6/15/2025 25,000 25,154
3.40%, 4/15/2026 20,000 19,822
2.75%, 3/15/2027
(b)
100,000 95,865
Florida Power & Light Co.
3.25%, 6/01/2024 50,000 50,114
2.85%, 4/01/2025 100,000 99,580
3.13%, 12/01/2025 25,000 25,045
Fortis, Inc., 3.06%, 10/04/2026 50,000 47,731
Iberdrola International BV, 5.81%, 3/15/2025 35,000 36,923
Interstate Power and Light Co., 3.25%,
12/01/2024 15,000 14,879
IPALCO Enterprises, Inc., 3.70%, 9/01/2024 25,000 24,793

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.4% (continued)
Utilities – 5.0% (continued)
National Rural Utilities Cooperative Finance
Corp.
2.95%, 2/07/2024 25,000 24,889
3.25%, 11/01/2025 85,000 84,383
NextEra Energy Capital Holdings, Inc., 1.88%,
1/15/2027 75,000 69,430
NiSource, Inc., 0.95%, 8/15/2025 75,000 68,709
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 24,687
Pacific Gas & Electric Co.
1.70%, 11/15/2023 75,000 72,730
3.45%, 7/01/2025 50,000 47,948
3.15%, 1/01/2026 50,000 46,669
3.30%, 3/15/2027 50,000 45,502
Public Service Electric & Gas Co., 0.95%,
3/15/2026 100,000 91,872
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024 10,000 9,866
0.80%, 8/15/2025 35,000 31,983
San Diego Gas & Electric Co.
Series NNN, 3.60%, 9/01/2023 10,000 10,014
2.50%, 5/15/2026 25,000 24,054
Southern California Edison Co.
Series C, 3.50%, 10/01/2023 25,000 24,991
Series D, 4.70%, 6/01/2027 75,000 76,983
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026 10,000 9,664
2.95%, 4/15/2027 20,000 19,585
Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024 50,000 47,622
3.25%, 7/01/2026 65,000 63,606
Series B, 4.00%, 1/15/2051 25,000 23,316
Southern Co. Gas Capital Corp., 2.45%,
10/01/2023 75,000 73,967
Southern Power Co., 0.90%, 1/15/2026 35,000 31,846
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 78,609
Virginia Electric & Power Co.
Series A, 3.10%, 5/15/2025 10,000 9,937
Series A, 3.15%, 1/15/2026 25,000 24,858
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 19,436
Xcel Energy, Inc.
0.50%, 10/15/2023 10,000 9,662
3.30%, 6/01/2025 30,000 29,762
2,772,919
Total Corporate Bonds (cost $57,124,912) 54,326,995
Shares
Investment Companies – 2.8%
Registered Investment Companies – 2.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(d)(e)
(cost $1,562,639) 1,562,639 1,562,639
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 1.1%
Registered Investment Companies – 1.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(d)(e)
(cost $583,270) 583,270 583,270
Total Investments (cost $59,270,821) 102.3% 56,472,904
Liabilities, Less Cash and Receivables (2.3)% (1,288,472)
Net Assets 100.0% 55,184,432

See Notes to Statements of Investments
(a)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $687,044 and the value of the collateral was $706,766, consisting of cash collateral of $583,270 and U.S. Government & Agency securities valued at $123,496. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $735,535 or 1.33% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2022.

STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7%
Basic Materials – 3.7%
Arconic Corp.
6.00%, 5/15/2025
(a)
20,000 20,188
6.13%, 2/15/2028
(a)
25,000 25,014
Ashland LLC, 3.38%, 9/01/2031
(a)
20,000 17,115
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
20,000 16,780
7.50%, 9/30/2029
(a)
30,000 23,460
ATI, Inc.
5.88%, 12/01/2027 8,000 7,475
5.13%, 10/01/2031 5,000 4,177
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)(b)
20,000 17,506
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV, 4.75%,
6/15/2027
(a)
10,000 9,590
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
25,000 20,873
Big River Steel LLC / BRS Finance Corp., 6.63%,
1/31/2029
(a)
22,000 22,541
Carpenter Technology Corp.
6.38%, 7/15/2028 10,000 9,448
7.63%, 3/15/2030 25,000 22,757
Century Aluminum Co., 7.50%, 4/01/2028
(a)
10,000 8,886
Chemours Co. (The)
5.38%, 5/15/2027 13,000 12,477
5.75%, 11/15/2028
(a)
20,000 19,142
4.63%, 11/15/2029
(a)
15,000 13,162
Clearwater Paper Corp., 5.38%, 2/01/2025
(a)
10,000 9,879
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
25,000 25,808
5.88%, 6/01/2027 10,000 9,965
4.63%, 3/01/2029
(a)(b)
5,000 4,674
4.88%, 3/01/2031
(a)(b)
5,000 4,643
Commercial Metals Co., 3.88%, 2/15/2031 4,000 3,372
Compass Minerals International, Inc.
4.88%, 7/15/2024
(a)
22,000 20,793
6.75%, 12/01/2027
(a)
40,000 38,462
Consolidated Energy Finance SA, 6.50%,
5/15/2026
(a)
5,000 4,674
Cornerstone Chemical Co., 6.75%, 8/15/2024
(a)
30,000 26,408
Diamond Bc BV, 4.63%, 10/01/2029
(a)
30,000 25,292
Domtar Corp., 6.75%, 10/01/2028
(a)
55,000 50,724
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
35,000 32,325
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)(b)
19,000 18,921
4.50%, 9/15/2027
(a)
45,000 41,444
5.88%, 4/15/2030
(a)
40,000 38,010
4.38%, 4/01/2031
(a)
95,000 82,622
6.13%, 4/15/2032
(a)
30,000 28,523
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
(a)
7,000 7,085
Glatfelter Corp., 4.75%, 11/15/2029
(a)
10,000 6,814
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
15,000 13,830
HB Fuller Co.
4.00%, 2/15/2027 5,000 4,655
4.25%, 10/15/2028 15,000 13,387
Hecla Mining Co., 7.25%, 2/15/2028 7,000 6,940
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
10,000 7,878
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Basic Materials – 3.7% (continued)
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
15,000 13,215
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
5,000 4,780
Ingevity Corp., 3.88%, 11/01/2028
(a)
40,000 35,470
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
12,000 11,030
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
25,000 25,858
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
18,000 15,742
4.50%, 6/01/2031
(a)
30,000 24,095
Mativ , Inc., 6.88%, 10/01/2026
(a)
42,000 36,994
Mercer International, Inc.
5.50%, 1/15/2026 5,000 4,843
5.13%, 2/01/2029 25,000 23,421
Methanex Corp.
5.13%, 10/15/2027 15,000 13,881
5.25%, 12/15/2029 20,000 17,644
5.65%, 12/01/2044 5,000 3,693
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
25,000 25,227
8.50%, 5/01/2030
(a)
20,000 20,246
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
15,000 13,771
New Gold, Inc., 7.50%, 7/15/2027
(a)
10,000 7,848
Novelis Corp.
4.75%, 1/30/2030
(a)
38,000 35,143
3.88%, 8/15/2031
(a)
15,000 12,986
Olin Corp.
5.13%, 9/15/2027 11,000 10,585
5.63%, 8/01/2029
(b)
33,000 31,681
5.00%, 2/01/2030
(b)
30,000 27,830
Olympus Water US Holding Corp., 4.25%,
10/01/2028
(a)
15,000 12,769
Perenti Finance Pty, Ltd., 6.50%, 10/07/2025
(a)
15,000 13,381
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
12,000 11,334
Rayonier Am Products, Inc.
5.50%, 6/01/2024
(a)
10,000 9,998
7.63%, 1/15/2026
(a)
46,000 41,168
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
25,000 21,834
6.63%, 5/01/2029
(a)
35,000 29,772
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)
30,000 25,145
SPCM SA
3.13%, 3/15/2027
(a)
30,000 25,576
3.38%, 3/15/2030
(a)
45,000 36,199
Sylvamo Corp., 7.00%, 9/01/2029
(a)
10,000 9,222
Tacora Resources, Inc., 8.25%, 5/15/2026
(a)
10,000 8,486
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
(a)
10,000 8,630
Tronox , Inc., 4.63%, 3/15/2029
(a)
50,000 43,362
U.S. Steel Corp., 6.88%, 3/01/2029 20,000 19,159
Valvoline, Inc.
4.25%, 2/15/2030
(a)
15,000 13,625
3.63%, 6/15/2031
(a)
20,000 16,578
Venator Finance Sarl / Venator Materials LLC,
5.75%, 7/15/2025
(a)
5,000 3,762
Vibrantz Technologies, Inc., 9.00%, 2/15/2030
(a)
20,000 14,593

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Basic Materials – 3.7% (continued)
WR Grace Holdings LLC
5.63%, 10/01/2024
(a)
1,000 974
5.63%, 8/15/2029
(a)
30,000 25,304
1,604,573
Communications – 16.9%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
20,000 18,203
Altice Financing SA
5.00%, 1/15/2028
(a)
35,000 30,691
5.75%, 8/15/2029
(a)
50,000 43,742
Altice France Holding SA
10.50%, 5/15/2027
(a)
50,000 47,062
6.00%, 2/15/2028
(a)
35,000 27,379
Altice France SA
8.13%, 2/01/2027
(a)
45,000 44,440
5.50%, 1/15/2028
(a)
52,000 45,691
5.13%, 1/15/2029
(a)
5,000 4,232
5.13%, 7/15/2029
(a)
60,000 51,349
5.50%, 10/15/2029
(a)
45,000 38,877
AMC Networks, Inc.
4.75%, 8/01/2025 7,000 6,724
4.25%, 2/15/2029
(b)
15,000 13,317
Angi Group LLC, 3.88%, 8/15/2028
(a)
15,000 12,252
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 17,083
6.13%, 12/01/2028
(a)
30,000 24,932
Avaya, Inc., 6.13%, 9/15/2028
(a)
35,000 16,550
Belo Corp.
7.75%, 6/01/2027 3,000 3,045
7.25%, 9/15/2027 5,000 4,998
British Telecommunications PLC
4.25%, 11/23/2081
(a)
50,000 43,693
4.88%, 11/23/2081
(a)
50,000 42,822
Cable One, Inc., 4.00%, 11/15/2030
(a)
20,000 18,043
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
25,000 22,205
5.63%, 9/15/2028
(a)
30,000 24,160
Cars.com, Inc., 6.38%, 11/01/2028
(a)
20,000 17,239
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(a)
15,000 14,986
5.13%, 5/01/2027
(a)
100,000 98,124
5.00%, 2/01/2028
(a)
75,000 72,375
5.38%, 6/01/2029
(a)
65,000 62,100
4.75%, 3/01/2030
(a)
110,000 100,054
4.50%, 8/15/2030
(a)
130,000 115,675
4.25%, 2/01/2031
(a)
140,000 121,414
4.75%, 2/01/2032
(a)
55,000 48,557
4.50%, 5/01/2032 105,000 90,627
4.50%, 6/01/2033
(a)
70,000 58,918
4.25%, 1/15/2034
(a)
85,000 70,322
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
25,000 23,750
Ciena Corp., 4.00%, 1/31/2030
(a)
25,000 22,725
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028
(a)
30,000 24,166
7.50%, 6/01/2029
(a)
30,000 24,370
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
(a)
31,000 28,780
CMG Media Corp., 8.88%, 12/15/2027
(a)
30,000 23,998
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Communications – 16.9% (continued)
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
25,000 23,585
7.00%, 6/15/2027
(a)
40,000 40,339
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
31,000 28,675
5.00%, 3/15/2027
(a)
20,000 16,460
CommScope , Inc.
6.00%, 3/01/2026
(a)
35,000 34,043
8.25%, 3/01/2027
(a)
31,000 26,966
7.13%, 7/01/2028
(a)
20,000 16,598
4.75%, 9/01/2029
(a)
30,000 26,065
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
100,000 97,774
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
10,000 7,882
6.50%, 10/01/2028
(a)
10,000 8,603
CSC Holdings LLC
5.25%, 6/01/2024 15,000 14,855
5.50%, 4/15/2027
(a)
20,000 19,369
5.38%, 2/01/2028
(a)
16,000 15,194
7.50%, 4/01/2028
(a)
35,000 32,099
6.50%, 2/01/2029
(a)
30,000 28,989
5.75%, 1/15/2030
(a)
65,000 52,457
4.13%, 12/01/2030
(a)
25,000 21,283
4.63%, 12/01/2030
(a)
40,000 30,412
3.38%, 2/15/2031
(a)
20,000 16,000
4.50%, 11/15/2031
(a)
65,000 55,293
5.00%, 11/15/2031
(a)
30,000 22,577
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
5,000 4,472
Diamond Sports Group LLC / Diamond Sports
Finance Co., 6.63%, 8/15/2027
(a)
20,000 1,871
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
140,000 130,799
DISH DBS Corp.
5.88%, 11/15/2024 75,000 69,386
7.75%, 7/01/2026 110,000 90,842
5.25%, 12/01/2026
(a)
145,000 124,237
7.38%, 7/01/2028 55,000 39,166
5.75%, 12/01/2028
(a)
115,000 93,262
5.13%, 6/01/2029 60,000 39,293
DKT Finance ApS , 9.38%, 6/17/2023
(a)
20,000 19,100
Embarq Corp., 8.00%, 6/01/2036 77,000 63,449
Endurance International Group Holdings, Inc.,
6.00%, 2/15/2029
(a)
40,000 29,452
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
35,000 34,472
5.00%, 5/01/2028
(a)
35,000 32,874
6.75%, 5/01/2029
(a)
40,000 35,601
5.88%, 11/01/2029 10,000 8,401
6.00%, 1/15/2030
(a)
20,000 16,859
8.75%, 5/15/2030
(a)
30,000 31,848
Frontier Florida LLC, Series E, 6.86%,
2/01/2028 5,000 4,733
Frontier North, Inc., Series G, 6.73%, 2/15/2028 30,000 28,509
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
32,000 27,297
GCI LLC, 4.75%, 10/15/2028
(a)
10,000 9,128
Getty Images, Inc., 9.75%, 3/01/2027
(a)
15,000 14,282

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Communications – 16.9% (continued)
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
27,000 26,419
3.50%, 3/01/2029
(a)
15,000 13,380
Goto Group, Inc., 5.50%, 9/01/2027
(a)
30,000 22,032
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
40,000 35,588
Gray Television, Inc.
5.88%, 7/15/2026
(a)
2,000 1,988
7.00%, 5/15/2027
(a)
10,000 10,063
4.75%, 10/15/2030
(a)
15,000 12,903
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
10,000 6,861
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 40,000 40,565
6.63%, 8/01/2026 45,000 44,263
iHeartCommunications , Inc.
6.38%, 5/01/2026 55,000 53,487
8.38%, 5/01/2027 63,000 56,345
5.25%, 8/15/2027
(a)
15,000 13,720
4.75%, 1/15/2028
(a)
45,000 40,463
Iliad Holding SASU
6.50%, 10/15/2026
(a)
55,000 52,779
7.00%, 10/15/2028
(a)
65,000 62,433
Intelsat Jackson Holdings SA, 6.50%,
3/15/2030
(a)
94,000 86,864
Intrado Corp., 8.50%, 10/15/2025
(a)
19,000 16,595
Lamar Media Corp.
3.75%, 2/15/2028 30,000 28,141
4.88%, 1/15/2029 10,000 9,605
4.00%, 2/15/2030 30,000 27,751
3.63%, 1/15/2031 10,000 8,793
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
78,000 76,347
5.13%, 7/15/2029
(a)
60,000 52,532
Level 3 Financing, Inc.
5.38%, 5/01/2025 45,000 45,015
5.25%, 3/15/2026 30,000 29,752
4.63%, 9/15/2027
(a)
55,000 50,458
4.25%, 7/01/2028
(a)
65,000 56,952
3.63%, 1/15/2029
(a)
35,000 29,339
3.75%, 7/15/2029
(a)
70,000 57,925
Ligado Networks LLC, 15.50%, 11/01/2023
(a)(c)
32,618 17,296
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/2023 20,000 20,312
Series Y, 7.50%, 4/01/2024 27,000 27,686
5.63%, 4/01/2025 10,000 9,967
5.13%, 12/15/2026
(a)
31,000 28,227
4.00%, 2/15/2027
(a)
31,000 28,780
Series G, 6.88%, 1/15/2028 10,000 9,306
4.50%, 1/15/2029
(a)
25,000 19,811
5.38%, 6/15/2029
(a)
30,000 24,905
Series P, 7.60%, 9/15/2039 10,000 8,077
Series U, 7.65%, 3/15/2042 15,000 11,713
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
10,000 9,712
4.63%, 6/01/2028
(a)
10,000 9,497
3.63%, 10/01/2031
(a)
10,000 8,480
Maxar Technologies, Inc., 7.75%, 6/15/2027
(a)
40,000 40,906
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Communications – 16.9% (continued)
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
20,000 17,986
8.00%, 8/01/2029
(a)
40,000 33,588
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
5,000 4,761
Millennium Escrow Corp., 6.63%, 8/01/2026
(a)
20,000 15,758
Netflix, Inc.
5.88%, 2/15/2025 30,000 31,136
3.63%, 6/15/2025
(a)
10,000 9,840
4.38%, 11/15/2026 45,000 45,027
4.88%, 4/15/2028 60,000 59,510
5.88%, 11/15/2028 70,000 72,252
6.38%, 5/15/2029 20,000 21,355
5.38%, 11/15/2029
(a)
40,000 40,291
4.88%, 6/15/2030
(a)
26,000 25,506
News Corp.
3.88%, 5/15/2029
(a)
45,000 41,550
5.13%, 2/15/2032
(a)
10,000 9,640
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
55,000 55,014
4.75%, 11/01/2028
(a)(b)
30,000 27,948
Nokia OYJ
4.38%, 6/12/2027 8,000 8,086
6.63%, 5/15/2039 45,000 47,071
NortonLifeLock , Inc., 5.00%, 4/15/2025
(a)
35,000 34,868
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
10,000 9,908
5.00%, 8/15/2027
(a)
15,000 14,103
4.25%, 1/15/2029
(a)
10,000 8,595
4.63%, 3/15/2030
(a)
10,000 8,494
Paramount Global
6.25%, 2/28/2057 57,000 52,587
6.38%, 3/30/2062 30,000 28,371
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
15,000 11,083
Plantronics, Inc., 4.75%, 3/01/2029
(a)
10,000 10,086
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
20,000 18,509
6.50%, 9/15/2028
(a)
35,000 27,816
Rakuten Group, Inc.
5.13%
(a)(d)
35,000 28,377
6.25%
(a)(d)
20,000 16,286
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
5,000 4,461
5.38%, 1/15/2031
(a)(b)
15,000 12,706
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
10,000 9,547
Sinclair Television Group, Inc.
5.50%, 3/01/2030
(a)
16,000 12,833
4.13%, 12/01/2030
(a)
10,000 8,577
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
15,000 14,124
5.00%, 8/01/2027
(a)
30,000 29,734
4.00%, 7/15/2028
(a)
45,000 41,792
5.50%, 7/01/2029
(a)
25,000 24,554
4.13%, 7/01/2030
(a)
30,000 26,918
3.88%, 9/01/2031
(a)
30,000 25,741

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Communications – 16.9% (continued)
Sprint Capital Corp.
6.88%, 11/15/2028 74,000 83,053
8.75%, 3/15/2032 60,000 77,615
Sprint Corp.
7.88%, 9/15/2023 160,000 165,995
7.13%, 6/15/2024 90,000 94,264
7.63%, 2/15/2025 50,000 53,383
7.63%, 3/01/2026 75,000 82,251
Stagwell Global LLC, 5.63%, 8/15/2029
(a)
25,000 21,047
Switch Ltd., 3.75%, 9/15/2028
(a)
15,000 14,998
TEGNA, Inc.
4.75%, 3/15/2026
(a)
10,000 9,931
4.63%, 3/15/2028
(b)
18,000 17,601
5.00%, 9/15/2029 21,000 20,547
Telecom Italia Capital SA
6.38%, 11/15/2033 20,000 16,634
6.00%, 9/30/2034 15,000 11,839
7.20%, 7/18/2036 20,000 16,587
7.72%, 6/04/2038 10,000 8,262
Telecom Italia SpA , 5.30%, 5/30/2024
(a)
30,000 29,181
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
10,000 6,379
4.88%, 6/01/2027
(a)
3,000 1,764
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
10,000 9,152
Tripadvisor , Inc., 7.00%, 7/15/2025
(a)
25,000 24,944
Twitter, Inc.
3.88%, 12/15/2027
(a)(b)
10,000 9,523
5.00%, 3/01/2030
(a)
30,000 29,067
U.S. Cellular Corp., 6.70%, 12/15/2033
(b)
35,000 34,789
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
15,000 15,366
8.00%, 11/01/2026
(a)
40,000 40,779
7.50%, 9/15/2027
(a)
42,000 42,508
4.50%, 8/15/2029
(a)(b)
30,000 26,809
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
48,000 46,950
6.63%, 6/01/2027
(a)
45,000 45,272
4.50%, 5/01/2029
(a)
30,000 27,143
7.38%, 6/30/2030
(a)
10,000 10,110
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
25,000 22,124
UPC Holding BV, 5.50%, 1/15/2028
(a)
10,000 9,071
Urban One, Inc., 7.38%, 2/01/2028
(a)
20,000 16,906
ViaSat , Inc.
5.63%, 9/15/2025
(a)
40,000 35,215
5.63%, 4/15/2027
(a)
52,000 49,063
6.50%, 7/15/2028
(a)
45,000 33,478
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
30,000 26,674
Videotron Ltd.
5.38%, 6/15/2024
(a)
30,000 30,182
5.13%, 4/15/2027
(a)
30,000 29,098
3.63%, 6/15/2029
(a)(b)
50,000 43,666
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
20,000 16,975
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
25,000 23,683
4.50%, 8/15/2030
(a)
15,000 13,494
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
10,000 9,143
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Communications – 16.9% (continued)
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
30,000 26,344
4.75%, 7/15/2031
(a)
30,000 27,405
Vodafone Group PLC
7.00%, 4/04/2079 71,000 74,589
3.25%, 6/04/2081
(b)
15,000 13,301
4.13%, 6/04/2081 35,000 28,336
5.13%, 6/04/2081 50,000 37,881
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
40,000 35,709
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
30,000 26,846
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
36,000 31,532
6.13%, 3/01/2028
(a)
38,000 29,450
Ziggo Bond Co. BV
6.00%, 1/15/2027
(a)
10,000 9,566
5.13%, 2/28/2030
(a)
10,000 8,516
Ziggo BV, 4.88%, 1/15/2030
(a)
30,000 27,741
7,424,674
Consumer, Cyclical – 21.9%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
10,000 10,120
3.88%, 1/15/2028
(a)
70,000 65,880
4.38%, 1/15/2028
(a)
15,000 13,935
3.50%, 2/15/2029
(a)
55,000 49,876
4.00%, 10/15/2030
(a)
65,000 56,724
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
40,000 39,340
Affinity Gaming, 6.88%, 12/15/2027
(a)
10,000 8,642
Air Canada, 3.88%, 8/15/2026
(a)
25,000 23,001
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 9,513
5.88%, 6/01/2029
(a)
25,000 24,592
3.75%, 1/30/2031
(a)
30,000 25,906
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)
45,000 35,657
7.50%, 2/15/2029
(a)
35,000 31,146
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)(b)
7,000 6,138
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023 16,272 15,984
Series 2013-1, Class A, 4.00%, 7/15/2025 41,030 36,110
Series 2014-1, Class A, 3.70%, 10/01/2026 39,019 33,574
Series 2015-1, Class A, 3.38%, 5/01/2027 45,575 39,202
Series 2016-1, Class A, 4.10%, 1/15/2028 28,574 22,997
Series 2016-2, Class A, 3.65%, 6/15/2028 13,356 10,145
Series 2016-3, Class A, 3.25%, 10/15/2028 41,076 32,750
American Airlines, Inc., 11.75%, 7/15/2025
(a)
50,000 55,500
American Airlines, Inc./ Aadvantage Loyalty Ip
Ltd.
5.50%, 4/20/2026
(a)
75,000 73,971
5.75%, 4/20/2029
(a)
80,000 76,605
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027 5,000 4,799
6.88%, 7/01/2028 10,000 9,619
5.00%, 10/01/2029
(b)
30,000 26,232
American Builders & Contractors Supply Co.,
Inc., 4.00%, 1/15/2028
(a)
25,000 23,275
American Greetings Corp., 8.75%, 4/15/2025
(a)
25,000 24,015

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
15,000 14,967
6.38%, 5/01/2025
(a)
70,000 70,101
5.00%, 2/01/2028
(a)(b)
61,000 59,560
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 10,073
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 10,000 9,266
4.63%, 11/15/2029
(a)
25,000 22,116
4.75%, 3/01/2030 11,000 9,804
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.63%, 1/15/2028
(a)
5,000 4,381
4.63%, 8/01/2029
(a)
5,000 3,879
4.63%, 4/01/2030
(a)
10,000 7,590
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 52,781
Avient Corp., 5.75%, 5/15/2025
(a)
45,000 45,230
Banijay Entertainment Sasu , 5.38%,
3/01/2025
(a)
40,000 38,131
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
5,000 5,272
6.69%, 1/15/2027 20,000 19,722
5.25%, 2/01/2028 15,000 14,131
7.50%, 6/15/2029
(b)
15,000 14,896
6.63%, 10/01/2030
(a)
30,000 29,047
6.75%, 7/01/2036 15,000 13,516
7.60%, 7/15/2037 4,000 3,403
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
20,000 17,438
BCPE Ulysses Intermediate, Inc., 7.75%,
4/01/2027
(a)(c)
5,000 3,498
Beacon Roofing Supply, Inc., 4.50%,
11/15/2026
(a)
13,000 12,593
Beazer Homes USA, Inc., 5.88%, 10/15/2027
(b)
10,000 8,821
Bluelinx Holdings, Inc., 6.00%, 11/15/2029
(a)
5,000 4,055
Boyd Gaming Corp.
4.75%, 12/01/2027
(b)
25,000 24,056
4.75%, 6/15/2031
(a)
25,000 23,017
Boyne USA, Inc., 4.75%, 5/15/2029
(a)
10,000 9,368
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp., 6.25%,
9/15/2027
(a)
15,000 13,491
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC, 4.88%,
2/15/2030
(a)
10,000 7,797
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
75,000 74,904
8.13%, 7/01/2027
(a)
60,000 60,071
4.63%, 10/15/2029
(a)
40,000 33,895
Caesars Resort Collection LLC / CRC Finco , Inc.,
5.75%, 7/01/2025
(a)
40,000 39,997
Carnival Corp.
10.50%, 2/01/2026
(a)
10,000 10,496
7.63%, 3/01/2026
(a)(b)
30,000 25,812
5.75%, 3/01/2027
(a)
70,000 55,478
9.88%, 8/01/2027
(a)
15,000 15,504
4.00%, 8/01/2028
(a)
45,000 39,223
6.00%, 5/01/2029
(a)
30,000 23,094
10.50%, 6/01/2030
(a)
15,000 13,336
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
Carrols Restaurant Group, Inc., 5.88%,
7/01/2029
(a)
10,000 7,232
Carvana Co.
5.63%, 10/01/2025
(a)
15,000 11,529
4.88%, 9/01/2029
(a)
5,000 2,993
10.25%, 5/01/2030
(a)
85,000 70,087
Cdi Escrow Issuer, Inc., 5.75%, 4/01/2030
(a)
75,000 73,404
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
10,000 9,349
Cedar Fair LP, 5.25%, 7/15/2029
(b)
15,000 14,357
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op
5.50%, 5/01/2025
(a)
20,000 20,145
5.38%, 4/15/2027
(b)
5,000 4,870
6.50%, 10/01/2028 5,000 4,941
Century Communities, Inc., 6.75%, 6/01/2027 16,000 16,266
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
40,000 39,832
4.75%, 1/15/2028
(a)
40,000 37,940
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
10,000 10,446
5.88%, 3/15/2026
(a)
10,000 9,604
5.25%, 7/15/2028
(a)
20,000 17,796
Clarios Global LP, 6.75%, 5/15/2025
(a)
13,000 13,052
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
46,000 46,417
8.50%, 5/15/2027
(a)
65,000 65,565
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
10,000 8,802
Dana Financing Luxembourg Sarl , 5.75%,
4/15/2025
(a)
7,000 6,879
Dana, Inc.
5.38%, 11/15/2027 15,000 14,101
5.63%, 6/15/2028 20,000 18,704
4.50%, 2/15/2032 32,000 26,716
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
11,000 11,152
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
15,000 13,494
Delta Air Lines, Inc.
2.90%, 10/28/2024
(b)
20,000 19,158
7.38%, 1/15/2026
(b)
25,000 26,256
4.38%, 4/19/2028
(b)
5,000 4,678
3.75%, 10/28/2029 15,000 13,074
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/2029
(a)
15,000 11,203
eG Global Finance PLC, 6.75%, 2/07/2025
(a)
12,000 11,430
Empire Communities Corp., 7.00%,
12/15/2025
(a)
5,000 4,364
Empire Resorts, Inc., 7.75%, 11/01/2026
(a)
40,000 35,903
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
10,000 9,306
5.88%, 4/01/2029
(a)
30,000 26,279
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
20,000 18,649
6.75%, 1/15/2030
(a)
55,000 44,982
FirstCash , Inc.
4.63%, 9/01/2028
(a)
20,000 18,191
5.63%, 1/01/2030
(a)
10,000 9,396
Foot Locker, Inc., 4.00%, 10/01/2029
(a)
30,000 23,301

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
Ford Holdings LLC, 9.30%, 3/01/2030 10,000 11,532
Ford Motor Co.
9.00%, 4/22/2025 25,000 27,706
4.35%, 12/08/2026
(b)
40,000 39,406
6.63%, 10/01/2028 40,000 42,256
6.38%, 2/01/2029 30,000 30,889
7.45%, 7/16/2031 35,000 38,163
3.25%, 2/12/2032 75,000 62,570
4.75%, 1/15/2043 85,000 69,436
5.29%, 12/08/2046 35,000 30,104
Ford Motor Credit Co. LLC
3.37%, 11/17/2023 10,000 9,822
3.81%, 1/09/2024 30,000 29,640
5.58%, 3/18/2024 75,000 75,630
3.66%, 9/08/2024 15,000 14,532
4.06%, 11/01/2024 40,000 39,329
2.30%, 2/10/2025 35,000 32,791
4.69%, 6/09/2025 20,000 19,846
5.13%, 6/16/2025 60,000 59,800
4.13%, 8/04/2025 55,000 53,864
3.38%, 11/13/2025 45,000 42,935
4.39%, 1/08/2026 65,000 63,562
4.54%, 8/01/2026 15,000 14,582
2.70%, 8/10/2026 45,000 40,937
4.27%, 1/09/2027 20,000 19,139
4.95%, 5/28/2027 55,000 54,034
4.13%, 8/17/2027 65,000 61,590
3.82%, 11/02/2027 55,000 50,457
2.90%, 2/16/2028 20,000 17,466
5.11%, 5/03/2029 80,000 77,247
4.00%, 11/13/2030 50,000 44,256
3.63%, 6/17/2031 40,000 34,040
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
16,000 11,724
3.88%, 10/01/2031
(a)
10,000 7,248
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
50,000 45,414
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
10,000 9,842
Golden Entertainment, Inc., 7.63%, 4/15/2026
(a)
10,000 9,997
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 15,000 14,747
5.00%, 7/15/2029
(b)
45,000 41,013
5.25%, 4/30/2031 10,000 8,904
5.25%, 7/15/2031 10,000 8,707
5.63%, 4/30/2033 25,000 21,683
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
22,000 19,681
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
25,000 21,802
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
33,000 32,812
4.88%, 5/15/2026
(a)
17,000 16,655
Hawaiian Airlines 2013-1 Class A Pass-Through
Certificates, Series A, 3.90%, 1/15/2026 25,302 21,350
Hawaiian Brand Intellectual Property Ltd.
/ Hawaiianmiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
30,000 29,215
Hilton Domestic Operating Co., Inc.
5.75%, 5/01/2028
(a)
15,000 15,149
3.75%, 5/01/2029
(a)
30,000 27,231
4.88%, 1/15/2030 30,000 29,126
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
4.00%, 5/01/2031
(a)
35,000 31,516
3.63%, 2/15/2032
(a)
47,000 40,538
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow, Inc.,
5.00%, 6/01/2029
(a)
18,000 15,945
IAA, Inc., 5.50%, 6/15/2027
(a)
12,000 11,993
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
15,000 12,941
6.00%, 5/15/2027
(a)(c)
45,000 40,099
6.38%, 5/15/2029
(a)(c)
45,000 38,589
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
25,000 22,870
International Game Technology PLC
6.50%, 2/15/2025
(a)
20,000 20,413
6.25%, 1/15/2027
(a)
15,000 15,208
5.25%, 1/15/2029
(a)
20,000 19,322
IRB Holding Corp., 7.00%, 6/15/2025
(a)
15,000 15,293
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
30,000 28,561
4.50%, 10/01/2027
(a)
10,000 7,482
5.88%, 1/15/2028
(a)
19,740 15,736
5.50%, 7/15/2029
(a)
10,000 7,731
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 14,679
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 9,822
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
55,000 54,230
KB Home
6.88%, 6/15/2027 10,000 10,349
4.80%, 11/15/2029 25,000 22,570
7.25%, 7/15/2030 45,000 45,219
4.00%, 6/15/2031 15,000 12,644
KFC Holding Co. / Pizza Hut Holdings LLC / Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
20,000 20,050
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
9,000 7,631
L Brands, Inc., 6.95%, 3/01/2033 25,000 21,191
Las Vegas Sands Corp.
3.20%, 8/08/2024 190,000 184,482
2.90%, 6/25/2025 84,000 78,889
3.50%, 8/18/2026 107,000 100,296
3.90%, 8/08/2029
(b)
76,000 68,049
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
20,000 15,099
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
20,000 16,836
Levi Strauss & Co., 3.50%, 3/01/2031
(a)
5,000 4,535
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
25,000 20,605
Life Time, Inc., 8.00%, 4/15/2026
(a)
10,000 9,423
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
25,000 20,818
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
7,000 6,702
3.88%, 6/01/2029
(a)
20,000 17,916
4.38%, 1/15/2031
(a)
15,000 13,646
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
25,000 24,818
5.63%, 3/15/2026
(a)
11,000 10,832
6.50%, 5/15/2027
(a)
30,000 30,826
3.75%, 1/15/2028
(a)
10,000 9,160
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
25,000 22,789

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
M/I Homes, Inc., 4.95%, 2/01/2028 43,000 39,832
Macy's Retail Holdings LLC
5.88%, 4/01/2029
(a)
15,000 13,183
5.88%, 3/15/2030
(a)
10,000 8,592
6.13%, 3/15/2032
(a)
30,000 25,359
4.50%, 12/15/2034 25,000 18,121
6.38%, 3/15/2037 10,000 7,920
5.13%, 1/15/2042 20,000 13,663
4.30%, 2/15/2043 40,000 24,889
Majordrive Holdings IV LLC, 6.38%,
6/01/2029
(a)
20,000 15,081
Marks & Spencer PLC, 7.13%, 12/01/2037
(a)
25,000 23,950
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025
(a)
21,000 21,080
4.75%, 1/15/2028 5,000 4,537
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
15,000 13,163
4.63%, 3/01/2030
(a)
18,000 14,508
Mattel, Inc.
3.38%, 4/01/2026
(a)
20,000 18,973
5.88%, 12/15/2027
(a)
15,000 15,334
3.75%, 4/01/2029
(a)
15,000 13,934
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
(a)
15,000 10,206
5.38%, 12/04/2029
(a)
30,000 20,029
Meritage Homes Corp.
6.00%, 6/01/2025 27,000 27,428
5.13%, 6/06/2027 40,000 39,345
3.88%, 4/15/2029
(a)
30,000 26,859
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
5,000 4,680
MGM China Holdings Ltd.
5.38%, 5/15/2024
(a)
40,000 35,412
5.25%, 6/18/2025
(a)
50,000 41,874
5.88%, 5/15/2026
(a)
30,000 24,470
4.75%, 2/01/2027
(a)
60,000 46,387
MGM Resorts International
6.75%, 5/01/2025 10,000 10,153
5.75%, 6/15/2025 50,000 49,386
4.63%, 9/01/2026 15,000 13,999
5.50%, 4/15/2027 50,000 48,501
4.75%, 10/15/2028 15,000 13,585
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)
20,000 16,649
7.88%, 5/01/2029
(a)
35,000 24,150
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
15,000 13,692
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(a)
10,000 10,226
8.00%, 2/01/2026
(a)
40,000 35,509
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 11,842
4.75%, 9/15/2029 20,000 19,342
3.75%, 2/15/2031
(a)(b)
30,000 27,260
NCL Corp. Ltd.
3.63%, 12/15/2024
(a)
10,000 8,643
5.88%, 3/15/2026
(a)
40,000 32,776
5.88%, 2/15/2027
(a)
15,000 13,782
7.75%, 2/15/2029
(a)
10,000 8,014
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
NCL Finance Ltd., 6.13%, 3/15/2028
(a)
10,000 7,741
New Home Co., Inc. (The), 7.25%, 10/15/2025
(a)
25,000 20,248
Newell Brands, Inc.
4.88%, 6/01/2025 10,000 10,065
4.45%, 4/01/2026 50,000 49,391
5.63%, 4/01/2036 10,000 9,221
5.75%, 4/01/2046 16,000 13,698
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
50,000 48,906
Nordstrom, Inc.
4.00%, 3/15/2027 25,000 22,922
6.95%, 3/15/2028 25,000 25,114
4.38%, 4/01/2030 40,000 33,677
4.25%, 8/01/2031 35,000 28,341
5.00%, 1/15/2044
(b)
85,000 62,320
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
33,000 29,047
Park River Holdings, Inc., 5.63%, 2/01/2029
(a)
5,000 3,255
Party City Holdings, Inc., 8.75%, 2/15/2026
(a)
20,000 12,169
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
30,000 27,864
4.75%, 5/01/2029
(a)
15,000 11,678
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance, Inc., 8.50%,
11/15/2027
(a)
15,000 16,196
Penske Automotive Group, Inc., 3.50%,
9/01/2025 15,000 14,461
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
40,000 37,889
7.75%, 2/15/2029
(a)
50,000 48,201
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
(a)
4,000 4,053
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
10,000 8,699
Powdr Corp., 6.00%, 8/01/2025
(a)
10,000 10,300
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
40,000 32,328
5.88%, 9/01/2031
(a)
15,000 11,762
QVC, Inc.
4.85%, 4/01/2024 55,000 53,946
4.45%, 2/15/2025 10,000 9,588
4.75%, 2/15/2027 35,000 29,447
4.38%, 9/01/2028 5,000 3,899
5.45%, 8/15/2034 40,000 28,496
5.95%, 3/15/2043 45,000 30,649
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC, 4.88%, 11/01/2026
(a)
10,000 9,113
Real Hero Merger Sub 2, Inc., 6.25%,
2/01/2029
(a)
35,000 28,361
Rite Aid Corp.
7.50%, 7/01/2025
(a)
23,000 20,042
8.00%, 11/15/2026
(a)
35,000 29,676
7.70%, 2/15/2027 2,000 1,389
Royal Caribbean Cruises Ltd.
11.50%, 6/01/2025
(a)
30,000 32,053
4.25%, 7/01/2026
(a)
10,000 7,696
5.50%, 8/31/2026
(a)
15,000 12,014
5.38%, 7/15/2027
(a)
20,000 15,430
7.50%, 10/15/2027 20,000 15,600
3.70%, 3/15/2028
(b)
10,000 6,962

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
5.50%, 4/01/2028
(a)(b)
25,000 18,826
Sands China Ltd.
5.13%, 8/08/2025 188,000 177,697
4.30%, 1/08/2026 81,000 73,628
2.55%, 3/08/2027
(a)
70,000 58,225
5.40%, 8/08/2028 202,000 181,180
3.10%, 3/08/2029
(a)
65,000 51,614
4.88%, 6/18/2030 70,000 60,134
3.25%, 8/08/2031
(a)
60,000 46,427
Scientific Games Holdings LP/Scientific Games
US Finco , Inc., 6.63%, 3/01/2030
(a)
15,000 13,465
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
15,000 15,583
7.00%, 5/15/2028
(a)
11,000 11,170
7.25%, 11/15/2029
(a)
10,000 10,197
Scotts Miracle-GRO Co. (The)
4.50%, 10/15/2029 15,000 12,850
4.38%, 2/01/2032 40,000 33,193
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
35,000 31,422
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
(a)
20,000 16,721
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
20,000 19,731
5.50%, 4/15/2027
(a)(b)
5,000 4,750
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
2,000 2,056
Sizzling Platter LLC / Sizzling Platter Finance
Corp., 8.50%, 11/28/2025
(a)
25,000 22,038
Sonic Automotive, Inc., 4.63%, 11/15/2029
(a)
15,000 12,964
Specialty Building Products Holdings LLC / SBP
Finance Corp., 6.38%, 9/30/2026
(a)
10,000 8,901
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
6,000 5,450
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd., 8.00%, 9/20/2025
(a)
10,640 11,086
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
5,000 4,669
6.13%, 7/01/2029
(a)
15,000 13,477
6.00%, 12/01/2029
(a)
20,000 17,423
Staples, Inc.
7.50%, 4/15/2026
(a)
40,000 35,404
10.75%, 4/15/2027
(a)
40,000 29,868
Station Casinos LLC
4.50%, 2/15/2028
(a)
10,000 9,062
4.63%, 12/01/2031
(a)
5,000 4,341
Studio City Co. Ltd., 7.00%, 2/15/2027
(a)
10,000 8,305
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
10,000 6,030
6.50%, 1/15/2028
(a)
10,000 5,170
5.00%, 1/15/2029
(a)
25,000 11,845
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.88%, 3/01/2027 5,000 4,914
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
10,000 9,199
SWF Escrow Issuer Corp., 6.50%, 10/01/2029
(a)
15,000 10,645
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
10,000 10,212
5.75%, 1/15/2028
(a)
15,000 14,530
5.13%, 8/01/2030
(a)
10,000 9,148
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
Taylor Morrison Communities, Inc. /
Taylor Morrison Holdings II, Inc., 5.63%,
3/01/2024
(a)
3,000 3,041
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
20,000 17,226
3.88%, 10/15/2031
(a)
10,000 8,114
Tenneco, Inc.
7.88%, 1/15/2029
(a)
30,000 29,751
5.13%, 4/15/2029
(a)
10,000 9,878
Thor Industries, Inc., 4.00%, 10/15/2029
(a)
50,000 41,218
Titan International, Inc., 7.00%, 4/30/2028
(a)
5,000 4,804
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
10,000 8,706
10.50%, 5/15/2029
(a)
15,000 13,319
TPro Acquisition Corp., 11.00%, 10/15/2024
(a)
5,000 4,991
Travel + Leisure Co.
5.65%, 4/01/2024 22,000 22,058
6.60%, 10/01/2025 10,000 10,145
6.63%, 7/31/2026
(a)
23,000 23,373
6.00%, 4/01/2027 11,000 10,959
4.63%, 3/01/2030
(a)
7,000 5,737
TRI Pointe Group, Inc.
5.25%, 6/01/2027 40,000 38,573
5.70%, 6/15/2028 6,000 5,759
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 25,000 25,157
Under Armour , Inc., 3.25%, 6/15/2026
(b)
10,000 9,258
United Airlines Holdings, Inc.
5.00%, 2/01/2024
(b)
5,000 4,940
4.88%, 1/15/2025
(b)
5,000 4,810
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 5/01/2028 7,754 6,673
United Airlines, Inc.
4.38%, 4/15/2026
(a)
45,000 43,324
4.63%, 4/15/2029
(a)
35,000 32,259
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
25,000 24,196
Universal Entertainment Corp., 8.50%,
12/11/2024
(a)
45,000 43,847
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
55,000 45,408
Viking Cruises Ltd.
13.00%, 5/15/2025
(a)
30,000 31,757
5.88%, 9/15/2027
(a)
45,000 36,664
7.00%, 2/15/2029
(a)
20,000 16,257
Vista Outdoor, Inc., 4.50%, 3/15/2029
(a)
25,000 19,179
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
10,000 8,898
Wabash National Corp., 4.50%, 10/15/2028
(a)
15,000 12,422
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)
5,000 3,615
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
20,000 16,915
White Capital Parent LLC, 8.25%, 3/15/2026
(a)(c)
5,000 4,200
William Carter Co. (The), 5.63%, 3/15/2027
(a)
45,000 44,653
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
10,000 9,550
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
5,000 4,583
3.88%, 7/15/2030
(a)
10,000 9,107
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
10,000 9,252
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
40,000 39,367

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Cyclical – 21.9% (continued)
5.25%, 5/15/2027
(a)
15,000 13,912
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
25,000 20,247
5.50%, 10/01/2027
(a)
15,000 11,400
5.63%, 8/26/2028
(a)
35,000 26,053
5.13%, 12/15/2029
(a)
20,000 14,435
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
20,000 19,985
5.13%, 10/01/2029
(a)
15,000 13,089
Yum! Brands, Inc.
3.88%, 11/01/2023 2,000 1,997
4.75%, 1/15/2030
(a)
30,000 29,169
3.63%, 3/15/2031 35,000 31,216
4.63%, 1/31/2032 35,000 32,932
5.38%, 4/01/2032 60,000 59,219
6.88%, 11/15/2037 25,000 26,732
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
27,000 25,713
9,572,922
Consumer, Non-cyclical – 14.5%
180 Medical, Inc., 3.88%, 10/15/2029
(a)
20,000 18,207
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
5,000 4,946
5.00%, 4/15/2029
(a)
15,000 14,498
ACCO Brands Corp., 4.25%, 3/15/2029
(a)
10,000 8,716
AdaptHealth LLC
6.13%, 8/01/2028
(a)
10,000 9,558
4.63%, 8/01/2029
(a)
20,000 17,833
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
15,000 13,449
4.88%, 7/15/2032
(a)
15,000 13,515
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
46,000 43,161
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
40,000 30,143
Akumin , Inc., 7.00%, 11/01/2025
(a)
30,000 24,817
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
25,000 23,223
7.50%, 3/15/2026
(a)
13,000 13,462
4.63%, 1/15/2027
(a)
30,000 28,475
5.88%, 2/15/2028
(a)
20,000 19,474
3.50%, 3/15/2029
(a)
35,000 30,393
4.88%, 2/15/2030
(a)
25,000 22,867
Albion Financing 1 Sarl / Aggreko Holdings, Inc.,
6.13%, 10/15/2026
(a)
20,000 17,621
Albion Financing 2 Sarl , 8.75%, 4/15/2027
(a)
5,000 4,473
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
40,000 38,796
9.75%, 7/15/2027
(a)
33,000 30,218
6.00%, 6/01/2029
(a)
30,000 23,315
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
25,000 22,238
4.63%, 6/01/2028
(a)
15,000 13,081
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
25,000 23,900
4.00%, 4/15/2029
(a)
10,000 9,078
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Non-cyclical – 14.5% (continued)
APX Group, Inc.
6.75%, 2/15/2027
(a)
10,000 9,919
5.75%, 7/15/2029
(a)
35,000 29,412
ASGN, Inc., 4.63%, 5/15/2028
(a)
30,000 27,821
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
40,000 38,569
3.88%, 11/01/2029
(a)
15,000 13,835
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)
10,000 9,552
5.75%, 7/15/2027
(a)
5,000 4,733
5.38%, 3/01/2029
(a)
10,000 9,113
B&G Foods, Inc.
5.25%, 4/01/2025 45,000 43,353
5.25%, 9/15/2027 47,000 43,033
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
28,000 19,580
8.50%, 1/31/2027
(a)(b)
35,000 22,104
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
30,000 26,904
9.00%, 12/15/2025
(a)
25,000 18,125
6.13%, 2/01/2027
(a)
10,000 8,527
7.00%, 1/15/2028
(a)
13,000 7,186
5.00%, 1/30/2028
(a)
35,000 18,671
4.88%, 6/01/2028
(a)
15,000 11,981
5.00%, 2/15/2029
(a)
15,000 7,643
6.25%, 2/15/2029
(a)
25,000 13,326
7.25%, 5/30/2029
(a)
42,000 23,007
5.25%, 1/30/2030
(a)
35,000 18,130
5.25%, 2/15/2031
(a)
15,000 7,688
Bellring Brands, Inc., 7.00%, 3/15/2030
(a)
15,000 14,508
Block, Inc.
2.75%, 6/01/2026 30,000 28,006
3.50%, 6/01/2031 30,000 26,030
Brink's Co. (The)
5.50%, 7/15/2025
(a)
22,000 22,218
4.63%, 10/15/2027
(a)
40,000 37,356
Cano Health LLC, 6.25%, 10/01/2028
(a)
15,000 13,482
Carriage Services, Inc., 4.25%, 5/15/2029
(a)
5,000 4,353
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
25,000 25,037
3.13%, 2/15/2029
(a)
25,000 22,158
3.50%, 4/01/2030
(a)
55,000 49,197
Centene Corp.
4.25%, 12/15/2027 75,000 73,766
2.45%, 7/15/2028 70,000 62,631
4.63%, 12/15/2029 105,000 103,596
3.38%, 2/15/2030 65,000 59,455
3.00%, 10/15/2030 70,000 62,507
2.50%, 3/01/2031 70,000 60,115
2.63%, 8/01/2031 40,000 34,262
Central Garden & Pet Co.
5.13%, 2/01/2028 10,000 9,355
4.13%, 10/15/2030
(b)
20,000 17,524
4.13%, 4/30/2031
(a)
15,000 12,941
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 24,430
3.75%, 3/15/2029
(a)
20,000 18,527

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Non-cyclical – 14.5% (continued)
4.00%, 3/15/2031
(a)
20,000 18,424
Cheplapharm Arzneimittel GMBH, 5.50%,
1/15/2028
(a)
40,000 36,261
Chobani LLC / Chobani Finance Corp., Inc.,
7.50%, 4/15/2025
(a)(b)
15,000 14,458
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
100,000 95,476
5.63%, 3/15/2027
(a)
40,000 35,550
6.88%, 4/01/2028
(a)
20,000 10,839
6.00%, 1/15/2029
(a)
30,000 26,177
6.88%, 4/15/2029
(a)
50,000 27,797
6.13%, 4/01/2030
(a)
40,000 21,501
5.25%, 5/15/2030
(a)
40,000 33,601
4.75%, 2/15/2031
(a)
25,000 20,139
Cimpress PLC, 7.00%, 6/15/2026
(a)
55,000 46,396
CoreCivic , Inc.
8.25%, 4/15/2026 35,000 35,169
4.75%, 10/15/2027 25,000 21,010
Corelogic , Inc., 4.50%, 5/01/2028
(a)
20,000 15,351
Coty, Inc.
5.00%, 4/15/2026
(a)
30,000 29,448
6.50%, 4/15/2026
(a)(b)
45,000 43,434
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
13,000 11,772
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
13,000 13,028
6.00%, 6/15/2030
(a)
20,000 20,776
DaVita, Inc.
4.63%, 6/01/2030
(a)
140,000 115,154
3.75%, 2/15/2031
(a)
50,000 38,251
Deluxe Corp., 8.00%, 6/01/2029
(a)
20,000 17,482
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
20,000 19,617
4.13%, 4/01/2029
(a)
5,000 4,489
Elanco Animal Health, Inc.
5.77%, 8/28/2023 10,000 10,248
6.40%, 8/28/2028 17,000 17,375
Embecta Corp.
5.00%, 2/15/2030
(a)
17,000 14,670
6.75%, 2/15/2030
(a)
35,000 32,126
Emergent Biosolutions , Inc., 3.88%,
8/15/2028
(a)
5,000 3,796
Encompass Health Corp.
5.75%, 9/15/2025 5,000 5,019
4.50%, 2/01/2028 40,000 36,993
4.75%, 2/01/2030 55,000 50,758
4.63%, 4/01/2031 15,000 13,430
ENDO DAC / ENDO Finance LLC / ENDO Finco ,
Inc.
9.50%, 7/31/2027
(a)
40,000 10,434
6.00%, 6/30/2028
(a)(e)
85,000 5,964
ENDO Luxembourg Finance Co. I Sarl / ENDO
US, Inc., 6.13%, 4/01/2029
(a)
50,000 40,225
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
15,000 5,012
Fage International SA / Fage USA Dairy Industry,
Inc., 5.63%, 8/15/2026
(a)
40,000 35,741
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Non-cyclical – 14.5% (continued)
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 13,560
9.50%, 11/01/2027
(a)
15,000 14,396
6.00%, 6/01/2029
(a)
15,000 11,928
Gartner, Inc.
4.50%, 7/01/2028
(a)
20,000 19,327
3.63%, 6/15/2029
(a)
20,000 18,271
3.75%, 10/01/2030
(a)
40,000 36,884
GEO Group, Inc. (The), 5.88%, 10/15/2024 20,000 18,702
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 18,519
Graham Holdings Co., 5.75%, 6/01/2026
(a)
21,000 21,128
Grand Canyon University
4.13%, 10/01/2024 30,000 28,691
5.13%, 10/01/2028
(b)
40,000 37,716
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
15,000 14,104
HealthEquity , Inc., 4.50%, 10/01/2029
(a)
10,000 9,280
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
35,000 32,814
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
30,000 30,019
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
25,000 22,622
5.00%, 12/01/2029
(a)
50,000 42,815
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
20,000 14,809
Hologic , Inc.
4.63%, 2/01/2028
(a)
15,000 14,654
3.25%, 2/15/2029
(a)
25,000 22,701
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
17,000 16,869
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
15,000 13,464
IQVIA, Inc.
5.00%, 10/15/2026
(a)
25,000 25,045
5.00%, 5/15/2027
(a)
30,000 30,044
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
50,000 48,133
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 9,423
Kronos Acquisition Holdings, Inc. / KIK Custom
Products, Inc.
5.00%, 12/31/2026
(a)
30,000 25,799
7.00%, 12/31/2027
(a)
15,000 11,451
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
20,000 19,492
4.13%, 1/31/2030
(a)
35,000 32,712
4.38%, 1/31/2032
(a)
30,000 28,349
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
10,000 10,276
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
30,000 30,018
4.38%, 2/15/2027
(a)
10,000 8,961
Legends Hospitality Holding Co. LLC /
Legends Hospitality Co.-Issuer, Inc., 5.00%,
2/01/2026
(a)
6,000 5,275
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
15,000 11,598
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC, 11.50%, 12/15/2028
(a)
35,000 34,603
Medline Borrower LP, 3.88%, 4/01/2029
(a)
180,000 162,512
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
25,000 21,261
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
20,000 18,305

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Non-cyclical – 14.5% (continued)
ModivCare , Inc., 5.88%, 11/15/2025
(a)
40,000 39,055
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
20,000 19,301
3.88%, 11/15/2030
(a)
10,000 9,316
3.88%, 5/15/2032
(a)
10,000 9,185
Mozart Debt Merger Sub, Inc., 5.25%,
10/01/2029
(a)(b)
110,000 99,384
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
75,000 69,800
5.75%, 11/01/2028
(a)(b)
40,000 34,052
Nesco Holdings II, Inc., 5.50%, 4/15/2029
(a)
15,000 13,135
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
(a)
28,000 27,609
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028
(a)
25,000 24,496
4.50%, 7/15/2029
(a)
15,000 14,183
5.88%, 10/01/2030
(a)
20,000 19,614
4.75%, 7/15/2031
(a)
15,000 14,260
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
75,000 71,164
5.13%, 4/30/2031
(a)
80,000 74,948
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)
10,000 9,026
6.63%, 4/01/2030
(a)
25,000 25,021
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
9,000 6,057
PAR Pharmaceutical, Inc., 7.50%, 4/01/2027
(a)
66,000 53,358
PECF USS Intermediate Holding III Corp., 8.00%,
11/15/2029
(a)
35,000 28,214
Pediatrix Medical Group, Inc., 5.38%,
2/15/2030
(a)(b)
15,000 13,838
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
30,000 29,664
4.25%, 8/01/2029
(a)
30,000 26,659
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 65,000 63,891
4.38%, 3/15/2026 65,000 63,849
4.40%, 6/15/2030 85,000 77,317
4.90%, 12/15/2044 20,000 15,589
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
10,000 10,004
5.63%, 1/15/2028
(a)(b)
35,000 34,542
5.50%, 12/15/2029
(a)
60,000 56,687
Pra Health Sciences, Inc., 2.88%, 7/15/2026
(a)
20,000 18,886
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
10,000 9,656
3.75%, 4/01/2031
(a)
10,000 8,596
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
20,000 17,531
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
35,000 35,185
5.75%, 4/15/2026
(a)
35,000 35,554
3.38%, 8/31/2027
(a)
25,000 22,795
6.25%, 1/15/2028
(a)
55,000 50,372
Primo Water Holdings, Inc., 4.38%, 4/30/2029
(a)
20,000 17,294
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
20,000 14,696
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Non-cyclical – 14.5% (continued)
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
61,000 57,350
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)(b)
10,000 8,050
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
(a)
10,000 10,015
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
15,000 13,512
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
30,000 30,517
7.38%, 9/01/2025
(a)
35,000 34,705
Safeway, Inc., 7.25%, 2/01/2031 35,000 35,241
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
55,000 49,845
Select Medical Corp., 6.25%, 8/15/2026
(a)
36,000 36,021
Service Corp. International
4.63%, 12/15/2027 10,000 9,872
5.13%, 6/01/2029 23,000 22,994
3.38%, 8/15/2030 20,000 17,779
4.00%, 5/15/2031 20,000 18,415
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)
10,000 9,383
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
10,000 9,085
Sotheby's, 7.38%, 10/15/2027
(a)
20,000 19,394
Spectrum Brands, Inc.
5.00%, 10/01/2029
(a)
2,000 1,799
5.50%, 7/15/2030
(a)
5,000 4,499
3.88%, 3/15/2031
(a)
10,000 8,234
Stonemor , Inc., 8.50%, 5/15/2029
(a)
10,000 8,730
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)
10,000 9,504
10.00%, 4/15/2027
(a)
30,000 30,582
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
10,000 8,953
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
20,000 13,554
Teleflex, Inc.
4.63%, 11/15/2027 15,000 14,751
4.25%, 6/01/2028
(a)
15,000 14,235
Tenet Healthcare Corp.
4.63%, 7/15/2024 10,000 9,988
4.63%, 9/01/2024
(a)
15,000 14,885
4.88%, 1/01/2026
(a)
45,000 44,329
6.25%, 2/01/2027
(a)
40,000 40,392
5.13%, 11/01/2027
(a)
32,000 31,528
4.63%, 6/15/2028
(a)
5,000 4,736
6.13%, 10/01/2028
(a)
60,000 58,467
4.25%, 6/01/2029
(a)
25,000 23,260
4.38%, 1/15/2030
(a)
30,000 27,955
6.13%, 6/15/2030
(a)
45,000 45,491
TreeHouse Foods, Inc., 4.00%, 9/01/2028 40,000 34,848
Trinet Group, Inc., 3.50%, 3/01/2029
(a)
50,000 43,704
Triton Water Holdings, Inc., 6.25%, 4/01/2029
(a)
25,000 18,911
Turning Point Brands, Inc., 5.63%, 2/15/2026
(a)
10,000 9,125
United Rentals North America, Inc.
5.50%, 5/15/2027 10,000 10,166
4.88%, 1/15/2028 50,000 49,939
5.25%, 1/15/2030 20,000 20,228
4.00%, 7/15/2030 40,000 37,059
3.88%, 2/15/2031
(b)
35,000 31,914
3.75%, 1/15/2032 20,000 17,616

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Consumer, Non-cyclical – 14.5% (continued)
US Acute Care Solutions LLC, 6.38%,
3/01/2026
(a)
32,000 29,750
US Foods, Inc.
6.25%, 4/15/2025
(a)
30,000 30,556
4.75%, 2/15/2029
(a)
20,000 18,772
4.63%, 6/01/2030
(a)
10,000 9,169
Vector Group Ltd.
10.50%, 11/01/2026
(a)
20,000 19,501
5.75%, 2/01/2029
(a)
35,000 31,779
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
45,000 45,293
Wash Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
15,000 14,956
Williams Scotsman International, Inc., 4.63%,
8/15/2028
(a)
5,000 4,692
WW International, Inc., 4.50%, 4/15/2029
(a)
10,000 7,299
Ziprecruiter , Inc., 5.00%, 1/15/2030
(a)
10,000 8,916
6,369,070
Diversified – 0.1%
Stena AB, 7.00%, 2/01/2024
(a)
10,000 9,717
Stena International SA
5.75%, 3/01/2024
(a)
10,000 9,568
6.13%, 2/01/2025
(a)
23,000 22,129
41,414
Energy – 12.1%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
25,000 25,813
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
15,000 14,918
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
20,000 20,922
5.75%, 3/01/2027
(a)
15,000 14,936
5.75%, 1/15/2028
(a)
20,000 19,653
5.38%, 6/15/2029
(a)
20,000 19,394
Antero Resources Corp.
8.38%, 7/15/2026
(a)
12,000 12,921
7.63%, 2/01/2029
(a)
10,000 10,537
5.38%, 3/01/2030
(a)
10,000 9,826
Apache Corp.
4.25%, 1/15/2030 10,000 9,644
6.00%, 1/15/2037 15,000 14,373
5.10%, 9/01/2040 30,000 26,753
5.25%, 2/01/2042 10,000 8,700
4.75%, 4/15/2043 15,000 12,285
7.38%, 8/15/2047 5,000 5,230
5.35%, 7/01/2049 10,000 8,341
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
5,000 4,673
6.25%, 4/01/2028
(a)
15,000 13,559
Ascent Resources Utica Holdings LLC / Aru
Finance Corp., 5.88%, 6/30/2029
(a)
15,000 13,134
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
10,000 9,678
8.25%, 12/31/2028
(a)
10,000 9,761
Baytex Energy Corp., 8.75%, 4/01/2027
(a)
40,000 40,749
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Energy – 12.1% (continued)
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
50,000 49,853
6.63%, 7/15/2026
(a)
10,000 9,460
Bristow Group, Inc., 6.88%, 3/01/2028
(a)
30,000 26,715
Buckeye Partners LP
4.15%, 7/01/2023 10,000 9,872
4.35%, 10/15/2024 40,000 39,236
4.13%, 3/01/2025
(a)
50,000 48,142
3.95%, 12/01/2026 16,000 14,896
4.13%, 12/01/2027 10,000 9,106
4.50%, 3/01/2028
(a)
50,000 46,053
6.75%, 8/15/2033 25,000 22,594
5.85%, 11/15/2043 11,000 8,123
5.60%, 10/15/2044 45,000 33,273
California Resources Corp., 7.13%, 2/01/2026
(a)
50,000 49,495
Callon Petroleum Co., 8.00%, 8/01/2028
(a)(b)
15,000 15,165
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
9.25%, 7/15/2024
(a)
30,000 30,567
11.00%, 4/15/2025
(a)
35,000 34,298
8.13%, 1/15/2027
(a)(b)
14,400 12,584
Centennial Resource Production LLC, 6.88%,
4/01/2027
(a)
10,000 9,562
Cheniere Energy Partners LP
4.50%, 10/01/2029 75,000 71,887
4.00%, 3/01/2031 45,000 41,685
3.25%, 1/31/2032 35,000 30,509
Cheniere Energy, Inc., 4.63%, 10/15/2028 45,000 43,880
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
10,000 10,000
6.75%, 4/15/2029
(a)
20,000 20,713
Chord Energy Corp., 6.38%, 6/01/2026
(a)
5,000 4,927
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
10,000 9,409
CNX Resources Corp., 7.25%, 3/14/2027
(a)
15,000 15,187
Colgate Energy Partners III LLC
7.75%, 2/15/2026
(a)
15,000 14,712
5.88%, 7/01/2029
(a)
25,000 22,850
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
25,000 24,747
5.88%, 1/15/2030
(a)
25,000 23,508
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
30,000 28,418
Crescent Energy Finance LLC, 7.25%,
5/01/2026
(a)
30,000 27,950
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 5,000 5,004
5.63%, 5/01/2027
(a)
45,000 43,831
6.00%, 2/01/2029
(a)
15,000 13,654
8.00%, 4/01/2029
(a)
45,000 44,537
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
(a)
30,000 29,935
CVR Energy, Inc.
5.25%, 2/15/2025
(a)(b)
20,000 19,144
5.75%, 2/15/2028
(a)
5,000 4,592
DCP Midstream Operating LP
5.38%, 7/15/2025 20,000 20,454
5.63%, 7/15/2027 10,000 10,293

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Energy – 12.1% (continued)
5.13%, 5/15/2029 20,000 19,790
6.45%, 11/03/2036
(a)
10,000 10,027
6.75%, 9/15/2037
(a)
10,000 9,935
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 18,000 17,165
7.13%, 6/01/2028
(a)
43,000 39,254
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
50,000 46,061
4.38%, 6/15/2031
(a)
55,000 49,696
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
10,000 9,795
Endeavor Energy Resources LP / EER Finance,
Inc., 5.75%, 1/30/2028
(a)
50,000 50,491
EnLink Midstream LLC
5.63%, 1/15/2028
(a)
25,000 24,313
5.38%, 6/01/2029 10,000 9,491
Enlink Midstream Partners LP, 5.60%,
4/01/2044 10,000 7,805
EnLink Midstream Partners LP
4.40%, 4/01/2024 15,000 15,015
4.15%, 6/01/2025 15,000 14,747
4.85%, 7/15/2026 5,000 4,946
5.45%, 6/01/2047 10,000 7,767
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)
35,000 32,548
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
15,000 14,868
EQM Midstream Partners LP
4.00%, 8/01/2024 17,000 16,506
6.00%, 7/01/2025
(a)
4,000 4,008
4.13%, 12/01/2026 5,000 4,621
7.50%, 6/01/2027
(a)
10,000 10,227
6.50%, 7/01/2027
(a)
25,000 24,987
5.50%, 7/15/2028 15,000 14,237
4.50%, 1/15/2029
(a)
10,000 8,950
7.50%, 6/01/2030
(a)
10,000 10,300
4.75%, 1/15/2031
(a)
20,000 18,115
6.50%, 7/15/2048 5,000 4,202
Exterran Energy Solutions LP / EES Finance
Corp., 8.13%, 5/01/2025 5,000 4,747
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 8,000 7,733
6.50%, 10/01/2025 13,000 12,598
8.00%, 1/15/2027 20,000 19,591
7.75%, 2/01/2028 34,000 31,223
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 9,222
Gulfport Energy Corp., 8.00%, 5/17/2026 10,000 10,038
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
60,000 57,449
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
20,000 19,923
5.13%, 6/15/2028
(a)
20,000 19,508
4.25%, 2/15/2030
(a)
20,000 17,765
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
15,000 14,528
5.75%, 2/01/2029
(a)
15,000 13,638
6.00%, 2/01/2031
(a)
20,000 18,311
6.25%, 4/15/2032
(a)
10,000 9,073
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Energy – 12.1% (continued)
Holly Energy Partners LP / Holly Energy Finance
Corp.
6.38%, 4/15/2027
(a)
30,000 29,708
5.00%, 2/01/2028
(a)
45,000 41,983
Howard Midstream Energy Partners LLC, 6.75%,
1/15/2027
(a)
5,000 4,285
Ithaca Energy North Sea PLC, 9.00%,
7/15/2026
(a)
20,000 19,138
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
25,000 21,513
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(a)(b)
30,000 27,627
9.88%, 12/01/2025
(a)(b)
20,000 18,418
Kinetik Holdings LP, 5.88%, 6/15/2030
(a)
70,000 71,018
Laredo Petroleum, Inc.
9.50%, 1/15/2025 15,000 15,377
10.13%, 1/15/2028 5,000 5,083
7.75%, 7/31/2029
(a)
10,000 9,509
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 9,516
Martin Midstream Partners LP / Martin
Midstream Finance Corp., 11.50%,
2/28/2025
(a)
5,000 4,875
Matador Resources Co., 5.88%, 9/15/2026 30,000 30,475
MEG Energy Corp.
7.13%, 2/01/2027
(a)
37,000 38,363
5.88%, 2/01/2029
(a)
15,000 14,422
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
25,000 22,797
10.50%, 5/15/2027
(a)
20,000 19,146
Murphy Oil Corp.
6.88%, 8/15/2024 2,000 2,002
5.75%, 8/15/2025 12,000 12,071
5.88%, 12/01/2027 15,000 14,848
6.38%, 7/15/2028 10,000 9,988
6.13%, 12/01/2042 20,000 15,565
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
15,000 13,640
7.50%, 1/15/2028
(a)
5,000 4,343
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 13,821
7.38%, 5/15/2027
(a)
15,000 14,909
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
(a)
27,000 27,555
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
65,000 62,486
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
75,000 73,236
6.50%, 9/30/2026
(a)
75,000 70,965
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
80,000 73,035
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023
(b)
15,000 14,079
6.13%, 3/01/2025 10,000 7,871
7.50%, 4/15/2026 15,000 11,365
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
20,000 19,451
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
5,000 4,946

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Energy – 12.1% (continued)
NuStar Logistics LP
5.75%, 10/01/2025 15,000 14,577
6.00%, 6/01/2026 15,000 14,763
5.63%, 4/28/2027 15,000 14,363
6.38%, 10/01/2030 20,000 18,640
Occidental Petroleum Corp.
6.95%, 7/01/2024 10,000 10,489
2.90%, 8/15/2024 15,000 14,840
8.00%, 7/15/2025 20,000 22,013
5.88%, 9/01/2025 30,000 30,898
5.50%, 12/01/2025 35,000 35,798
5.55%, 3/15/2026 30,000 30,810
3.40%, 4/15/2026 30,000 28,722
3.00%, 2/15/2027 5,000 4,630
8.50%, 7/15/2027 15,000 17,139
7.15%, 5/15/2028 5,000 5,291
6.38%, 9/01/2028 20,000 21,556
8.88%, 7/15/2030 30,000 36,010
6.63%, 9/01/2030 35,000 38,829
6.13%, 1/01/2031 30,000 32,138
7.50%, 5/01/2031 20,000 23,245
7.88%, 9/15/2031 10,000 11,629
6.45%, 9/15/2036 40,000 44,471
7.95%, 6/15/2039 8,000 9,197
4.30%, 8/15/2039 5,000 4,271
6.20%, 3/15/2040 10,000 10,245
4.50%, 7/15/2044 15,000 12,548
6.60%, 3/15/2046 10,000 11,052
4.40%, 4/15/2046 25,000 21,357
Oceaneering International, Inc.
4.65%, 11/15/2024 5,000 4,705
6.00%, 2/01/2028 5,000 4,375
PAR Petroleum LLC / PAR Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
40,000 37,940
Parkland Corp.
5.88%, 7/15/2027
(a)
45,000 44,088
4.50%, 10/01/2029
(a)
20,000 17,550
4.63%, 5/01/2030
(a)
10,000 8,946
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 8,745
5.15%, 11/15/2029 11,000 9,828
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/2025
(b)
25,000 24,694
6.00%, 2/15/2028 20,000 18,153
PDC Energy, Inc.
6.13%, 9/15/2024 14,000 13,979
5.75%, 5/15/2026 36,000 35,030
PIC AU Holdings LLC / PIC AU Holdings Corp.,
10.00%, 12/31/2024
(a)
3,000 3,063
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
10,000 9,307
6.88%, 1/15/2029
(a)
5,000 4,475
Range Resources Corp.
4.88%, 5/15/2025 15,000 14,984
8.25%, 1/15/2029 15,000 16,056
Rattler Midstream LP, 5.63%, 7/15/2025
(a)
10,000 10,209
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
23,000 22,180
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Energy – 12.1% (continued)
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
30,000 27,878
4.95%, 7/15/2029
(a)
50,000 44,195
4.80%, 5/15/2030
(a)
10,000 8,486
7.50%, 7/15/2038
(a)
25,000 22,534
6.88%, 4/15/2040
(a)
30,000 25,597
Ruby Pipeline LLC, 8.00%, 4/01/2022
(a)
2,303 1,929
SM Energy Co.
5.63%, 6/01/2025 10,000 9,848
6.75%, 9/15/2026 5,000 4,998
6.63%, 1/15/2027
(b)
10,000 10,001
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
10,000 8,498
Southwestern Energy Co.
5.95%, 1/23/2025 12,000 12,188
5.38%, 2/01/2029 15,000 14,664
5.38%, 3/15/2030 30,000 29,547
4.75%, 2/01/2032 30,000 27,986
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp., 8.50%,
10/15/2026
(a)
25,000 23,670
Suncoke Energy, Inc., 4.88%, 6/30/2029
(a)
25,000 21,212
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 50,000 49,783
5.88%, 3/15/2028 41,000 39,257
4.50%, 5/15/2029 65,000 58,447
4.50%, 4/30/2030 65,000 56,925
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
7.50%, 10/01/2025
(a)
20,000 20,089
6.00%, 3/01/2027
(a)
10,000 9,353
5.50%, 1/15/2028
(a)
60,000 54,459
6.00%, 12/31/2030
(a)
30,000 26,941
6.00%, 9/01/2031
(a)
10,000 9,019
Talos Production, Inc., 12.00%, 1/15/2026 10,000 10,679
Tap Rock Resources LLC, 7.00%, 10/01/2026
(a)
15,000 14,173
Teine Energy Ltd., 6.88%, 4/15/2029
(a)
10,000 9,335
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
20,000 19,223
4.75%, 1/15/2030
(a)
42,000 39,062
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
59,515 57,759
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 1,000 853
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
24,154 23,066
Transocean Phoenix 2 Ltd., 7.75%,
10/15/2024
(a)
18,000 17,462
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
21,525 20,133
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
14,063 12,905
Transocean Proteus Ltd., 6.25%, 12/01/2024
(a)
25,650 24,227
Transocean Sentry Ltd., 5.38%, 5/15/2023
(a)
5,979 5,718
Transocean, Inc.
7.50%, 1/15/2026
(a)
40,000 27,313
11.50%, 1/30/2027
(a)
19,000 18,003
8.00%, 2/01/2027
(a)
10,000 6,663
7.50%, 4/15/2031 15,000 6,968
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 52,000 48,710
6.88%, 9/01/2027 55,000 50,259

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Energy – 12.1% (continued)
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
30,000 27,781
4.13%, 8/15/2031
(a)
30,000 27,726
3.88%, 11/01/2033
(a)
35,000 30,540
Vermilion Energy, Inc.
5.63%, 3/15/2025
(a)(b)
5,000 4,936
6.88%, 5/01/2030
(a)
10,000 9,648
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
15,000 14,740
W&T Offshore, Inc., 9.75%, 11/01/2023
(a)
30,000 28,950
Warrior Met Coal, Inc., 7.88%, 12/01/2028
(a)
40,000 37,019
Weatherford International Ltd.
11.00%, 12/01/2024
(a)
8,000 8,104
6.50%, 9/15/2028
(a)
15,000 14,284
8.63%, 4/30/2030
(a)
40,000 36,195
Western Midstream Operating LP
3.35%, 2/01/2025 35,000 34,350
3.95%, 6/01/2025 10,000 9,900
4.65%, 7/01/2026 7,000 6,941
4.50%, 3/01/2028 5,000 4,868
4.75%, 8/15/2028 5,000 4,895
4.30%, 2/01/2030 35,000 32,542
5.45%, 4/01/2044 25,000 22,364
5.30%, 3/01/2048 30,000 26,602
5.50%, 8/15/2048 10,000 8,817
5.50%, 2/01/2050 20,000 17,911
5,298,219
Financial – 10.4%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
40,000 38,411
10.13%, 8/01/2026
(a)
15,000 15,201
4.25%, 2/15/2029
(a)
20,000 17,734
6.00%, 8/01/2029
(a)
5,000 4,167
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
10,000 10,124
AG Issuer LLC, 6.25%, 3/01/2028
(a)
10,000 9,012
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
25,000 23,349
6.75%, 10/15/2027
(a)
60,000 56,933
5.88%, 11/01/2029
(a)
10,000 8,710
Ally Financial, Inc., 5.75%, 11/20/2025 32,000 32,377
Amwins Group, Inc., 4.88%, 6/30/2029
(a)
30,000 27,305
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 6/15/2029
(a)
20,000 15,706
Aretec Escrow Issuer, Inc., 7.50%, 4/01/2029
(a)
10,000 8,886
Armor Holdco, Inc., 8.50%, 11/15/2029
(a)
5,000 4,073
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
15,000 14,035
Assurant, Inc., 7.00%, 3/27/2048 15,000 15,031
AssuredPartners , Inc.
7.00%, 8/15/2025
(a)
30,000 29,602
5.63%, 1/15/2029
(a)
25,000 22,242
Blackstone Mortgage Trust, Inc., 3.75%,
1/15/2027
(a)
40,000 35,534
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 25,000 23,023
Broadstreet Partners, Inc., 5.88%, 4/15/2029
(a)
40,000 34,584
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Financial – 10.4% (continued)
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
45,000 43,872
4.50%, 4/01/2027
(a)
54,000 47,452
Burford Capital Global Finance LLC, 6.88%,
4/15/2030
(a)
5,000 4,456
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 9,217
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)(b)
30,000 19,424
3.63%, 10/01/2031
(a)
25,000 14,861
Commerzbank AG, 8.13%, 9/19/2023
(a)
35,000 35,859
Compass Group Diversified Holdings LLC,
5.25%, 4/15/2029
(a)
35,000 30,917
Credit Acceptance Corp., 5.13%, 12/31/2024
(a)
28,000 27,007
CTR Partnership LP / Caretrust Capital Corp.,
3.88%, 6/30/2028
(a)
20,000 17,669
Curo Group Holdings Corp., 7.50%, 8/01/2028
(a)
30,000 20,483
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
30,000 29,690
Deutsche Bank AG
4.50%, 4/01/2025 50,000 48,803
3.73%, 1/14/2032 45,000 35,032
4.88%, 12/01/2032 25,000 21,591
3.74%, 1/07/2033 35,000 26,644
Diversified Healthcare Trust
9.75%, 6/15/2025 11,000 10,970
4.75%, 2/15/2028 10,000 7,493
4.38%, 3/01/2031 10,000 7,393
Dresdner Funding Trust I, 8.15%, 6/30/2031
(a)
40,000 43,835
Enact Holdings, Inc., 6.50%, 8/15/2025
(a)
20,000 20,136
Enova International, Inc.
8.50%, 9/01/2024
(a)
10,000 9,502
8.50%, 9/15/2025
(a)
12,000 11,157
Enstar Finance LLC
5.75%, 9/01/2040 10,000 9,403
5.50%, 1/15/2042 30,000 25,852
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
25,000 19,755
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
12,000 10,200
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
5,000 4,458
8.25%, 4/15/2025
(a)
42,000 37,591
7.63%, 5/01/2026
(a)
20,000 16,540
6.63%, 1/15/2027
(a)
35,000 26,904
FS Energy & Power Fund, 7.50%, 8/15/2023
(a)
10,000 10,052
Genworth Holdings, Inc.
4.80%, 2/15/2024
(b)
25,000 25,060
6.50%, 6/15/2034 30,000 26,099
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
54,835 42,214
Global Atlantic Finance Co., 4.70%,
10/15/2051
(a)
20,000 16,442
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
10,000 8,758
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
10,000 9,991
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
30,000 29,589

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Financial – 10.4% (continued)
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
15,000 14,649
3.38%, 6/15/2026
(a)
15,000 13,213
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
30,000 20,700
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
36,000 33,743
4.13%, 2/01/2029
(a)
30,000 26,149
4.38%, 2/01/2031
(a)
55,000 47,135
HUB International Ltd.
7.00%, 5/01/2026
(a)
70,000 69,083
5.63%, 12/01/2029
(a)
35,000 31,422
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
35,000 30,206
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 35,000 34,338
6.38%, 12/15/2025 35,000 34,956
6.25%, 5/15/2026 40,000 39,836
5.25%, 5/15/2027 55,000 52,938
4.38%, 2/01/2029 40,000 36,021
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
56,000 54,065
5.71%, 1/15/2026
(a)
55,000 53,407
4.20%, 6/01/2032
(a)
50,000 38,247
4.95%, 6/01/2042
(a)
20,000 13,783
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
30,000 27,061
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
31,000 29,615
5.25%, 3/15/2028
(a)
45,000 43,200
5.00%, 7/15/2028
(a)
10,000 9,515
4.88%, 9/15/2029
(a)
31,000 28,524
5.25%, 7/15/2030
(a)
40,000 37,279
4.50%, 2/15/2031
(a)
35,000 30,726
5.63%, 7/15/2032
(a)
50,000 47,466
iStar , Inc.
4.75%, 10/01/2024 30,000 29,562
4.25%, 8/01/2025
(b)
12,000 11,448
5.50%, 2/15/2026 10,000 9,839
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
20,000 18,527
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
30,000 25,129
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 35,000 31,323
5.00%, 3/01/2031 40,000 34,200
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 10/01/2025
(a)
25,000 23,611
4.25%, 2/01/2027
(a)
30,000 26,767
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
10,000 6,547
6.13%, 4/01/2028
(a)
10,000 6,076
Liberty Mutual Group, Inc.
4.13%, 12/15/2051
(a)
20,000 16,631
4.30%, 2/01/2061
(a)
20,000 13,999
LPL Holdings, Inc.
4.63%, 11/15/2027
(a)
11,000 10,766
4.00%, 3/15/2029
(a)
10,000 9,298
4.38%, 5/15/2031
(a)
10,000 9,134
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Financial – 10.4% (continued)
MGIC Investment Corp., 5.25%, 8/15/2028 10,000 9,625
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
35,000 32,128
5.63%, 1/15/2030
(a)
10,000 8,089
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 18,000 17,624
5.00%, 10/15/2027 41,000 39,465
4.63%, 8/01/2029 40,000 37,503
3.50%, 3/15/2031 40,000 34,502
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
25,000 23,172
5.50%, 8/15/2028
(a)
10,000 8,777
5.13%, 12/15/2030
(a)
45,000 37,569
Navient Corp.
7.25%, 9/25/2023 7,000 7,110
6.13%, 3/25/2024 38,000 38,009
5.88%, 10/25/2024 43,000 42,438
6.75%, 6/25/2025 20,000 19,529
6.75%, 6/15/2026 20,000 19,042
5.00%, 3/15/2027 35,000 31,589
5.63%, 8/01/2033 28,000 22,102
New Residential Investment Corp., 6.25%,
10/15/2025
(a)
15,000 13,702
NFP Corp., 6.88%, 8/15/2028
(a)
85,000 74,545
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
10,000 10,107
Ohio National Financial Services, Inc., 6.05%,
1/24/2030
(a)
20,000 19,594
OneMain Finance Corp.
8.25%, 10/01/2023 6,000 6,116
6.13%, 3/15/2024 55,000 54,463
6.88%, 3/15/2025 36,000 35,548
7.13%, 3/15/2026 50,000 48,715
3.50%, 1/15/2027 20,000 17,183
6.63%, 1/15/2028 15,000 14,104
5.38%, 11/15/2029 22,000 18,710
4.00%, 9/15/2030
(b)
25,000 19,797
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 2/01/2027
(a)
5,000 4,818
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
5,000 5,128
5.88%, 10/01/2028
(a)
65,000 63,760
4.88%, 5/15/2029
(a)
55,000 50,656
Pennymac Financial Services, Inc.
5.38%, 10/15/2025
(a)
26,000 24,380
4.25%, 2/15/2029
(a)
30,000 24,418
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
25,000 23,463
Pra Group, Inc.
7.38%, 9/01/2025
(a)
10,000 9,938
5.00%, 10/01/2029
(a)
10,000 8,691
Provident Financing Trust I, 7.41%, 3/15/2038 5,000 5,413
Provident Funding Associates LP / PFG Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 13,578
Realogy Group LLC / Realogy Co.-Issuer Corp.,
5.75%, 1/15/2029
(a)
15,000 12,243
RHP Hotel Properties LP / RHP Finance Corp.,
4.75%, 10/15/2027 35,000 33,930

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Financial – 10.4% (continued)
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
10,000 9,382
4.00%, 9/15/2029
(a)
10,000 8,863
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
35,000 30,888
3.63%, 3/01/2029
(a)
55,000 46,982
3.88%, 3/01/2031
(a)
15,000 12,370
4.00%, 10/15/2033
(a)
40,000 32,364
Ryan Specialty Group LLC, 4.38%, 2/01/2030
(a)
40,000 35,825
SBA Communications Corp.
3.88%, 2/15/2027 80,000 76,322
3.13%, 2/01/2029 70,000 61,275
Service Properties Trust
4.65%, 3/15/2024 5,000 4,565
4.35%, 10/01/2024 60,000 53,781
7.50%, 9/15/2025 30,000 29,069
5.25%, 2/15/2026 20,000 16,623
4.95%, 2/15/2027 42,000 34,641
5.50%, 12/15/2027 10,000 8,729
3.95%, 1/15/2028 5,000 3,706
4.95%, 10/01/2029 45,000 33,613
SLM Corp., 4.20%, 10/29/2025 15,000 14,583
Starwood Property Trust, Inc.
3.75%, 12/31/2024
(a)
25,000 24,128
4.75%, 3/15/2025 23,000 22,857
4.38%, 1/15/2027
(a)
25,000 23,048
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
10,000 10,213
Synovus Financial Corp., 5.90%, 2/07/2029 10,000 9,761
Texas Capital Bancshares, Inc., 4.00%,
5/06/2031 20,000 18,142
UniCredit SpA
5.86%, 6/19/2032
(a)
25,000 22,343
7.30%, 4/02/2034
(a)
40,000 37,391
5.46%, 6/30/2035
(a)
30,000 24,868
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
15,000 14,013
5.75%, 6/15/2027
(a)
7,000 6,118
5.50%, 4/15/2029
(a)
20,000 17,152
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.88%, 2/15/2025
(a)
95,000 95,571
6.00%, 1/15/2030
(a)
26,000 18,727
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC, 6.50%, 2/15/2029
(a)
30,000 22,620
USI, Inc., 6.88%, 5/01/2025
(a)
40,000 39,156
Vistajet Malta Finance PLC / Xo Management
Holding, Inc., 6.38%, 2/01/2030
(a)
20,000 17,435
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)
30,000 22,552
World Acceptance Corp., 7.00%, 11/01/2026
(a)
25,000 17,970
XHR LP
6.38%, 8/15/2025
(a)
20,000 20,142
4.88%, 6/01/2029
(a)
10,000 9,005
4,536,610
Industrial – 9.9%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
5,000 4,914
6.38%, 6/15/2030
(a)
20,000 20,314
AECOM, 5.13%, 3/15/2027 23,000 23,343
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Industrial – 9.9% (continued)
AerCap Global Aviation Trust, 6.50%,
6/15/2045
(a)
15,000 14,120
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
25,000 24,319
4.63%, 5/15/2030
(a)
5,000 4,449
Arcosa , Inc., 4.38%, 4/15/2029
(a)
15,000 13,399
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
20,000 15,150
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC, 4.00%,
9/01/2029
(a)
40,000 34,605
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
10,000 9,805
4.13%, 8/15/2026
(a)
40,000 36,111
5.25%, 8/15/2027
(a)
30,000 23,372
5.25%, 8/15/2027
(a)
35,000 26,638
Artera Services LLC, 9.03%, 12/04/2025
(a)
25,000 20,446
Atkore , Inc., 4.25%, 6/01/2031
(a)
20,000 17,334
Ball Corp.
4.00%, 11/15/2023 25,000 25,041
5.25%, 7/01/2025 55,000 55,648
4.88%, 3/15/2026 18,000 18,134
2.88%, 8/15/2030 40,000 34,689
3.13%, 9/15/2031 45,000 39,402
Berry Global, Inc.
4.50%, 2/15/2026
(a)(b)
5,000 4,848
5.63%, 7/15/2027
(a)
10,000 10,100
Boise Cascade Co., 4.88%, 7/01/2030
(a)
5,000 4,533
Bombardier, Inc.
7.50%, 3/15/2025
(a)
41,000 40,215
7.13%, 6/15/2026
(a)
40,000 37,114
7.88%, 4/15/2027
(a)
58,000 53,599
6.00%, 2/15/2028
(a)
25,000 21,553
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
25,000 20,792
Brundage -Bone Concrete Pumping Holdings,
Inc., 6.00%, 2/01/2026
(a)
10,000 9,036
Builders FirstSource , Inc.
5.00%, 3/01/2030
(a)
15,000 13,975
4.25%, 2/01/2032
(a)
40,000 34,292
6.38%, 6/15/2032
(a)
10,000 9,877
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
10,000 9,489
4.13%, 4/15/2029
(a)
40,000 37,583
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
20,000 18,764
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
5,000 3,470
Cascades, Inc. / Cascades USA, Inc., 5.38%,
1/15/2028
(a)
15,000 13,507
Cascades, Inc./Cascades USA, Inc., 5.13%,
1/15/2026
(a)
20,000 18,706
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
11,000 10,928
5.13%, 7/15/2029
(a)
3,000 2,918
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
10,000 10,084
8.75%, 4/15/2030
(a)
45,000 42,692
Covanta Holding Corp., 5.00%, 9/01/2030 5,000 4,377
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
15,000 11,807

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Industrial – 9.9% (continued)
Crown Americas LLC, 5.25%, 4/01/2030
(a)(b)
15,000 14,987
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 9,765
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 25,000 24,807
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 5,000 5,396
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
10,000 9,293
4.75%, 6/15/2028
(a)
50,000 42,680
4.38%, 3/31/2029
(a)
30,000 24,763
EnerSys , 4.38%, 12/15/2027
(a)
13,000 11,931
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 9,916
F- Brasile SpA / F- Brasile US LLC, Series XR,
7.38%, 8/15/2026
(a)
10,000 7,586
First Student Bidco , Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
10,000 8,823
Fluor Corp.
3.50%, 12/15/2024 5,000 4,891
4.25%, 9/15/2028
(b)
10,000 9,388
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
25,000 24,887
9.75%, 8/01/2027
(a)
15,000 15,174
5.50%, 5/01/2028
(a)
30,000 27,075
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
15,000 12,947
12.25%, 11/15/2026
(a)
25,000 22,100
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
14,000 13,624
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
5,000 4,982
3.75%, 8/01/2025
(a)
15,000 14,556
5.13%, 12/15/2026
(a)
5,000 5,031
4.00%, 8/01/2028
(a)
10,000 9,018
3.50%, 9/01/2028
(a)
10,000 9,047
4.75%, 6/15/2029
(a)
5,000 4,593
4.38%, 8/15/2029
(a)
10,000 8,923
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
5,000 3,951
7.50%, 4/15/2032
(a)
5,000 3,850
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
30,000 25,405
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
5,000 4,650
Graphic Packaging International LLC
4.75%, 7/15/2027
(a)
8,000 7,829
3.50%, 3/15/2028
(a)
11,000 10,178
3.50%, 3/01/2029
(a)
10,000 9,061
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)
15,000 13,520
Griffon Corp., 5.75%, 3/01/2028 50,000 47,522
Harsco Corp., 5.75%, 7/31/2027
(a)
10,000 7,584
Hexcel Corp.
4.95%, 8/15/2025 25,000 24,806
4.20%, 2/15/2027 10,000 9,670
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 15,298
5.00%, 9/15/2026 10,000 9,725
Howmet Aerospace, Inc.
5.13%, 10/01/2024 50,000 50,557
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Industrial – 9.9% (continued)
6.88%, 5/01/2025 15,000 15,850
5.90%, 2/01/2027 45,000 46,799
6.75%, 1/15/2028 45,000 47,395
3.00%, 1/15/2029 35,000 31,331
5.95%, 2/01/2037 33,000 33,333
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
10,000 9,623
IEA Energy Services LLC, 6.63%, 8/15/2029
(a)
10,000 9,879
II-VI, Inc., 5.00%, 12/15/2029
(a)
50,000 48,014
Imola Merger Corp., 4.75%, 5/15/2029
(a)
70,000 65,456
Innovate Corp., 8.50%, 2/01/2026
(a)
10,000 8,318
Intelligent Packaging Ltd. Finco , Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
15,000 12,522
James Hardie International Finance Dac , 5.00%,
1/15/2028
(a)
45,000 41,413
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
10,000 9,956
4.88%, 12/15/2027
(a)
6,000 5,037
Koppers , Inc., 6.00%, 2/15/2025
(a)
20,000 18,770
LABL Escrow Issuer LLC, 10.50%, 7/15/2027
(a)
30,000 28,490
LABL, Inc.
6.75%, 7/15/2026
(a)
15,000 14,516
5.88%, 11/01/2028
(a)
10,000 9,148
8.25%, 11/01/2029
(a)
30,000 25,266
Likewize Corp., 9.75%, 10/15/2025
(a)
15,000 14,273
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
30,000 26,034
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
15,000 13,617
Madison Iaq LLC, 5.88%, 6/30/2029
(a)
50,000 38,902
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
6,000 5,575
Masonite International Corp., 3.50%,
2/15/2030
(a)
45,000 38,857
Matthews International Corp., 5.25%,
12/01/2025
(a)
3,000 2,750
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
43,000 42,750
7.25%, 4/15/2025
(a)
66,000 60,707
Maxim Crane Works Holdings Capital LLC,
10.13%, 8/01/2024
(a)
5,000 4,715
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
5,000 4,220
Moog, Inc., 4.25%, 12/15/2027
(a)
12,000 11,199
Mueller Water Products, Inc., 4.00%,
6/15/2029
(a)
45,000 41,232
OI European Group BV, 4.75%, 2/15/2030
(a)
30,000 25,118
OT Merger Corp., 7.88%, 10/15/2029
(a)
5,000 3,500
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
(a)
14,000 14,004
6.38%, 8/15/2025
(a)
5,000 4,786
6.63%, 5/13/2027
(a)(b)
15,000 14,426
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc., 4.38%,
10/15/2028
(a)
45,000 39,786
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC / Reynolds Group
Issuer, Inc., 4.00%, 10/15/2027
(a)
65,000 57,383
Pactiv LLC
7.95%, 12/15/2025 6,000 5,350
8.38%, 4/15/2027 20,000 17,546
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 5,000 4,001
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
30,000 27,110

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Industrial – 9.9% (continued)
Promontoria Holding 264 BV, 7.88%,
3/01/2027
(a)
5,000 4,621
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
30,000 28,161
5.75%, 10/15/2027
(a)
35,000 33,087
Sealed Air Corp.
5.13%, 12/01/2024
(a)
5,000 5,057
5.50%, 9/15/2025
(a)
15,000 15,285
4.00%, 12/01/2027
(a)
15,000 14,264
5.00%, 4/15/2029
(a)
15,000 14,874
6.88%, 7/15/2033
(a)
18,000 19,182
Seaspan Corp., 5.50%, 8/01/2029
(a)
15,000 11,729
Sensata Technologies BV
4.88%, 10/15/2023
(a)
20,000 20,096
5.63%, 11/01/2024
(a)
20,000 20,240
5.00%, 10/01/2025
(a)
20,000 20,064
4.00%, 4/15/2029
(a)
25,000 22,756
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
6,000 5,591
3.75%, 2/15/2031
(a)
20,000 17,374
Silgan Holdings, Inc., 4.13%, 2/01/2028 15,000 14,293
Spirit Aerosystems , Inc., 5.50%, 1/15/2025
(a)
20,000 19,913
Spirit AeroSystems , Inc.
7.50%, 4/15/2025
(a)
35,000 34,843
4.60%, 6/15/2028 45,000 37,610
SPX Flow, Inc., 8.75%, 4/01/2030
(a)
30,000 24,981
SRM Escrow Issuer LLC, 6.00%, 11/01/2028
(a)
80,000 74,368
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
40,000 38,562
4.75%, 1/15/2028
(a)
55,000 52,234
4.38%, 7/15/2030
(a)
85,000 74,054
3.38%, 1/15/2031
(a)
55,000 44,847
Stericycle, Inc.
5.38%, 7/15/2024
(a)
20,000 19,935
3.88%, 1/15/2029
(a)
15,000 13,708
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 4,925
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 24,685
5.25%, 1/15/2029
(a)
25,000 23,627
Terex Corp., 5.00%, 5/15/2029
(a)
15,000 13,403
Tervita Corp., 11.00%, 12/01/2025
(a)
26,000 28,466
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
35,000 31,387
Tk Elevator Holdco GMBH, 7.63%, 7/15/2028
(a)
20,000 18,091
TK Elevator US Newco , Inc., 5.25%, 7/15/2027
(a)
70,000 67,146
Topbuild Corp., 3.63%, 3/15/2029
(a)
30,000 27,100
Transdigm UK Holdings PLC, 6.88%, 5/15/2026 30,000 29,601
TransDigm , Inc.
8.00%, 12/15/2025
(a)
25,000 25,878
6.25%, 3/15/2026
(a)
185,000 185,764
6.38%, 6/15/2026 35,000 35,011
7.50%, 3/15/2027 30,000 30,506
5.50%, 11/15/2027 105,000 99,065
4.63%, 1/15/2029 55,000 49,478
4.88%, 5/01/2029 35,000 31,329
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
5,000 4,638
6.63%, 11/01/2025
(a)
10,000 8,990
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Industrial – 9.9% (continued)
Trimas Corp., 4.13%, 4/15/2029
(a)
25,000 22,226
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 14,711
Triumph Group, Inc.
6.25%, 9/15/2024
(a)
35,000 33,541
7.75%, 8/15/2025 13,000 11,155
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
20,000 19,740
8.50%, 8/15/2027
(a)
35,000 34,004
Tutor Perini Corp., 6.88%, 5/01/2025
(a)
10,000 8,919
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
60,000 53,191
Victors Merger Corp., 6.38%, 5/15/2029
(a)
10,000 5,738
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
22,000 20,355
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
20,000 19,074
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
10,000 8,285
Weir Group PLC (The), 2.20%, 5/13/2026
(a)
30,000 26,705
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
50,000 51,721
7.25%, 6/15/2028
(a)
40,000 41,716
Western Global Airlines LLC, 10.38%,
8/15/2025
(a)
5,000 4,624
XPO CNW, Inc., 6.70%, 5/01/2034 5,000 4,741
XPO Logistics, Inc., 6.25%, 5/01/2025
(a)
18,000 18,239
4,343,742
Technology – 4.8%
Amkor Technology, Inc., 6.63%, 9/15/2027
(a)
45,000 44,508
ams -OSRAM AG, 7.00%, 7/31/2025
(a)
15,000 14,179
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
25,000 23,147
Booz Allen Hamilton, Inc.
3.88%, 9/01/2028
(a)
20,000 18,972
4.00%, 7/01/2029
(a)
10,000 9,547
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
35,000 34,637
9.13%, 3/01/2026
(a)
20,000 19,134
Camelot Finance SA, 4.50%, 11/01/2026
(a)
10,000 9,571
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
5,000 4,153
Central Parent, Inc. / Central Merger Sub, Inc.,
7.25%, 6/15/2029
(a)
55,000 55,879
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
(a)
57,000 56,729
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
20,000 18,209
4.88%, 7/01/2029
(a)
45,000 39,827
Condor Merger Sub, Inc., 7.38%, 2/15/2030
(a)
80,000 70,781
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
15,000 12,761
Consensus Cloud Solutions, Inc., 6.00%,
10/15/2026
(a)
40,000 37,332
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029 15,000 13,704
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
35,000 32,333
Diebold Nixdorf, Inc., 9.38%, 7/15/2025
(a)
35,000 27,196
Elastic NV, 4.13%, 7/15/2029
(a)
50,000 44,461
Entegris Escrow Corp., 5.95%, 6/15/2030
(a)
65,000 64,428
Entegris , Inc.
4.38%, 4/15/2028
(a)
55,000 51,826
3.63%, 5/01/2029
(a)
15,000 13,401

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Technology – 4.8% (continued)
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
10,000 10,217
4.00%, 6/15/2028
(a)
35,000 32,758
KBR, Inc., 4.75%, 9/30/2028
(a)
20,000 18,056
Minerva Merger Sub, Inc., 6.50%, 2/15/2030
(a)
90,000 81,465
MSCI, Inc.
4.00%, 11/15/2029
(a)
30,000 28,292
3.63%, 9/01/2030
(a)
42,000 38,313
3.88%, 2/15/2031
(a)
30,000 27,669
3.63%, 11/01/2031
(a)
20,000 17,891
3.25%, 8/15/2033
(a)
40,000 34,883
NCR Corp.
5.00%, 10/01/2028
(a)
15,000 14,372
5.13%, 4/15/2029
(a)
30,000 28,833
6.13%, 9/01/2029
(a)
11,000 10,733
5.25%, 10/01/2030
(a)
5,000 4,795
On Semiconductor Corp., 3.88%, 9/01/2028
(a)
50,000 46,296
Open Text Corp.
3.88%, 2/15/2028
(a)
35,000 32,422
3.88%, 12/01/2029
(a)
50,000 45,055
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
55,000 50,858
4.13%, 12/01/2031
(a)
40,000 35,682
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)
10,000 8,159
7.25%, 3/15/2029
(a)
10,000 7,879
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
10,000 9,599
8.25%, 2/01/2028
(a)
30,000 28,197
PTC, Inc.
3.63%, 2/15/2025
(a)
25,000 24,346
4.00%, 2/15/2028
(a)
12,000 11,400
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
15,000 12,411
5.38%, 12/01/2028
(a)
10,000 7,440
Roblox Corp., 3.88%, 5/01/2030
(a)
45,000 39,669
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
15,000 10,810
RRD Parent, Inc., 10.00%, 10/15/2031
(a)(c)
35,000 54,688
Science Applications International Corp., 4.88%,
4/01/2028
(a)
10,000 9,466
Seagate HDD Cayman
4.88%, 3/01/2024 20,000 19,914
4.75%, 1/01/2025 40,000 39,701
4.88%, 6/01/2027 50,000 49,660
4.09%, 6/01/2029 15,000 13,639
3.13%, 7/15/2029 15,000 12,534
4.13%, 1/15/2031 29,000 25,104
3.38%, 7/15/2031 25,000 20,108
5.75%, 12/01/2034 25,000 23,055
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
60,000 59,084
Synaptics , Inc., 4.00%, 6/15/2029
(a)
20,000 17,469
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 5.75%, 6/01/2025
(a)
40,000 39,875
Unisys Corp., 6.88%, 11/01/2027
(a)
20,000 18,870
Vericast Corp., 11.00%, 9/15/2026
(a)
55,000 54,269
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
75,000 63,556
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Technology – 4.8% (continued)
Xerox Corp.
3.80%, 5/15/2024 8,000 7,743
4.80%, 3/01/2035 23,000 17,553
6.75%, 12/15/2039 26,000 22,871
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
20,000 19,322
5.50%, 8/15/2028
(a)
25,000 22,836
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
22,000 20,142
ZoomInfo Technologies LLC / ZoomInfo Finance
Corp., 3.88%, 2/01/2029
(a)
35,000 31,326
2,098,000
Utilities – 2.4%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082 40,000 35,205
Amerigas Partners LP / Amerigas Finance Corp.,
5.88%, 8/20/2026 35,000 35,445
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 32,000 32,426
5.50%, 5/20/2025 10,000 10,061
Calpine Corp.
5.25%, 6/01/2026
(a)
4,000 4,011
4.50%, 2/15/2028
(a)
41,000 39,741
5.13%, 3/15/2028
(a)(b)
75,000 70,508
4.63%, 2/01/2029
(a)
25,000 22,466
5.00%, 2/01/2031
(a)
50,000 44,307
3.75%, 3/01/2031
(a)
50,000 44,443
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
25,000 24,265
3.75%, 2/15/2031
(a)
25,000 21,924
DPL, Inc.
4.13%, 7/01/2025 10,000 9,695
4.35%, 4/15/2029 12,000 11,101
Drax Finco PLC, 6.63%, 11/01/2025
(a)
10,000 9,911
Enfragen Energia Sur SA / Enfragen Spain SA /
Prime Energia SpA , 5.38%, 12/30/2030
(a)
15,000 10,166
FirstEnergy Corp.
2.05%, 3/01/2025 5,000 4,694
Series B, 4.40%, 7/15/2027 48,000 47,039
2.65%, 3/01/2030 50,000 43,948
Series B, 2.25%, 9/01/2030 30,000 25,456
Series C, 7.38%, 11/15/2031 20,000 23,331
Series C, 5.35%, 7/15/2047 11,000 9,804
Series C, 3.40%, 3/01/2050 20,000 14,963
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
25,000 24,757
3.88%, 10/15/2026
(a)
12,000 11,863
4.50%, 9/15/2027
(a)
10,000 9,884
NRG Energy, Inc.
5.75%, 1/15/2028 22,000 21,189
3.38%, 2/15/2029
(a)
10,000 8,641
5.25%, 6/15/2029
(a)
15,000 14,082
3.63%, 2/15/2031
(a)
55,000 46,633
3.88%, 2/15/2032
(a)
55,000 46,893
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
15,000 13,832
PG&E Corp.
5.00%, 7/01/2028
(b)
30,000 27,374
5.25%, 7/01/2030 45,000 40,501

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Utilities – 2.4% (continued)
Pike Corp., 5.50%, 9/01/2028
(a)
40,000 34,253
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
5,000 4,852
TerraForm Global Operating LLC, 6.13%,
3/01/2026
(a)
10,000 9,548
TransAlta Corp., 6.50%, 3/15/2040 20,000 19,496
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
28,000 28,354
5.63%, 2/15/2027
(a)
41,000 41,115
5.00%, 7/31/2027
(a)
35,000 34,491
4.38%, 5/01/2029
(a)
40,000 36,903
1,069,571
Total Corporate Bonds (cost $45,023,308) 42,358,795
Shares
Investment Companies – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(f)(g)
(cost $398,571) 398,571 398,571
Investment of Cash Collateral for Securities Loaned – 2.4%
Registered Investment Companies – 2.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.23%
(f)(g)
(cost $1,060,399) 1,060,399 1,060,399
Total Investments (cost $46,482,278) 100.0% 43,817,765
Cash and Receivables (Net) 0.0% 12,030
Net Assets 100.0% 43,829,795
REIT—Real Estate Investment Trust
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $29,147,369 or 66.50% of net assets.
(b)
Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $1,311,005 and the value of the collateral was $1,354,391, consisting of cash collateral of
$1,060,399 and U.S. Government & Agency securities valued at $293,992. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Perpetual bond with no specified maturity date.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2022 was $5,964, which represented 0.01%
of the Fund’s Net Assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2022.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 6/20/2027 3,267,000 52,794 89,322 (36,528)
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
See Notes to Statements of Investments

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust’s Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of July 31, 2022 in valuing each fund’s investments:
Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity ETF
Common Stocks 454,215,850 — — — — — 454,215,850
Investment Companies 311,091 — — — — — 311,091
Other Financial Instruments:
Futures
††
49,122 — — — — — 49,122
BNY Mellon US Mid Cap Core Equity ETF
Common Stocks 97,442,785 — — — — — 97,442,785
Investment Companies 209,027 — — — — — 209,027
Investment of Cash Collateral for
Securities Loaned 592,493 — — — — — 592,493
Other Financial Instruments:
Futures
††
22,360 — — — — — 22,360
BNY Mellon US Small Cap Core Equity ETF
Common Stocks 43,749,714 — — — — — 43,749,714
Investment Companies 59,330 — — — — — 59,330
Investment of Cash Collateral for
Securities Loaned 1,125,390 — — — — — 1,125,390
Other Financial Instruments:
Futures
††
9,621 — — — — — 9,621
BNY Mellon International Equity ETF
Common Stocks 128,975,535 — 65,143 — 0 — 129,040,678
Preferred Stocks 551,132 — — — — — 551,132
Rights 4,730 — — — — — 4,730
Investment Companies 330,282 — — — — — 330,282
Investment of Cash Collateral for
Securities Loaned 38,176 — — — — — 38,176
Other Financial Instruments:
Futures
††
34,669 — — — — — 34,669
BNY Mellon Emerging Markets Equity ETF
Common Stocks 29,564,497 — — — 0 — 29,564,497
Corporate Bonds — — 243 — — — 243
Preferred Stocks 791,306 — — — 0 — 791,306
Investment of Cash Collateral for
Securities Loaned 26,908 — — — — — 26,908
Other Financial Instruments:
Futures
††
2,643 — — — — — 2,643
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 1,129,794 — — — 1,129,794
Commercial Mortgage-Backed
Securities — — 3,538,843 — — — 3,538,843
Corporate Bonds — — 78,944,253 — — — 78,944,253
Foreign Governmental — — 5,986,226 — — — 5,986,226
Municipal Securities — — 1,414,560 — — — 1,414,560
Supranational Bank — — 4,451,556 — — — 4,451,556
U.S. Government Agencies — — 98,777,356 — — — 98,777,356
U.S. Treasury Government
Securities — — 131,753,577 — — — 131,753,577
Investment Companies 5,627,974 — — — — — 5,627,974
Investment of Cash Collateral for
Securities Loaned 1,586,130 — — — — — 1,586,130
TBA Sale Commitments — — — (251,665) — — (251,665)

Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended July 31, 2022, BNY
Mellon Core Bond ETF transacted in TBA securities that
involved buying or selling mortgage-backed securities on a
forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected  as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at
value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
Each type of derivative instrument that was held by the fund during the
period ended July 31, 2022
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a
realized gain or loss
.
There is minimal counterparty credit risk
to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2022, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 54,326,995 — — — 54,326,995
Investment Companies 1,562,639 — — — — — 1,562,639
Investment of Cash Collateral for
Securities Loaned 583,270 — — — — — 583,270
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 42,358,795 — — — 42,358,795
Investment Companies 398,571 — — — — — 398,571
Investment of Cash Collateral for
Securities Loaned 1,060,399 — — — — — 1,060,399
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — — (36,528) — — (36,528)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements . Once the
interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss)
recorded upon the termination of swap agreements . Upfront
payments made and/or received by the fund, are recorded as
an asset and/or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded
and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty,
including upon termination, are recorded as realized gain (loss).
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation
or depreciation . Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments inclusive of derivative contracts for each fund at July 31, 2022.

At July 31, 2022, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statements of Investments).
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 29,226,821 $ (37,051,425) $ (7,824,604)
BNY Mellon US Mid Cap Core Equity ETF 13,849,750 (5,140,967) 8,708,783
BNY Mellon US Small Cap Core Equity ETF 2,279,334 (7,809,073) (5,529,739)
BNY Mellon International Equity ETF 6,116,489 (7,089,522) (973,033)
BNY Mellon Emerging Markets Equity ETF 5,987,404 (4,442,075) 1,545,329
BNY Mellon Core Bond ETF 840,702 (24,377,986) (23,537,284)
BNY Mellon Short Duration Corporate Bond ETF 58,479 (2,856,396) (2,797,917)
BNY Mellon High Yield Beta ETF 394,932 (3,095,973) (2,701,041)